DIVERSIFIED INVESTORS VARIABLE FUNDS

DIVERSIFIED INVESTORS
STRATEGIC VARIABLE FUNDS

Annual Report

December 31, 2007

International Equity
Special Equity
Aggressive Equity
Equity Growth
Growth & Income
Value & Income
Balanced
Calvert
High Yield Bond
Core Bond
Inflation-Protected Securities
High Quality Bond
Money Market
Intermediate/Long Horizon
Intermediate Horizon
Short Horizon

DIVERSIFIED INVESTORS VARIABLE FUNDS DIVERSIFIED INVESTORS STRATEGIC VARIABLE FUNDS Annual Report December 31, 2007 International Equity Special Equity Aggressive Equity Equity Growth Intermediate/Long Horizon Growth & Income Value & Income Balanced Intermediate Horizon Calvert High Yield Bond Short Horizon Core Bond Inflation-Protected Securities High Quality Bond Money Market

This report is not to be construed as an offering for sale of any contracts participating in the Subaccounts (Series) of the Diversified Investors Variable Funds or the Diversified Investors Strategic Variable Funds, or as a solicitation of an offer to buy contracts unless preceded by or accompanied by a current prospectus which contains complete information about charges and expenses.
This is a combined annual report for the subaccounts of the Diversified Investors Variable Funds and the Diversified Investors Strategic Variable Funds.

Proxy Voting Policies and Procedures
A description of the proxy voting policies and procedures of the Diversified Investors Strategic Variable Funds and Diversified Investors Portfolios is included in the Statement of Additional Information (“SAI”), which is available without charge, upon request: (i) by calling 1-800-755-5801; (ii) on the Subaccounts' website at www.divinvest.com (Click on the icon for Participants, then click on Fund Information, choose Investment Funds, click on a Fund, then click on the Fund Information tab) or (iii) on the SEC's website at www.sec.gov. In addition, the Diversified Investors Strategic Variable Funds and the Diversified Investors Portfolios are required to file Form N-PX, with the complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. Form N-PX for the twelve months ended June 30, 2007, is available without charge, upon request.
Quarterly Portfolios
The Subaccounts will file their portfolios of investments on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Subaccounts' Form N-Q is available on the SEC's website at www.sec.gov. The Subaccounts' Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. For information on the operation of the SEC's Public Reference Room, call 1-800-SEC-0330. You may also obtain a copy of Form N-Q without charge, upon request, by calling 1-800-755-5801. Form N-Q for the corresponding Diversified Investors Portfolios is also available without charge on the SEC website, at the SEC's Public Reference Room, or by calling 1-800-755-5801.

THE DIVERSIFIED INVESTORS VARIABLE FUNDS
AND
STRATEGIC VARIABLE FUNDS

DIVERSIFIED INVESTORS VARIABLE FUNDS
AN EXPLANATION OF FUND EXPENSES

(Unaudited)

Diversified Investors Variable Funds (individually, a “Subaccount” and collectively, “DIVF”) is a separate investment account established by Transamerica Financial Life Insurance Company, Inc. (“TFLIC”), and is used as an investment vehicle under certain tax-deferred annuity contracts issued by TFLIC. Each Subaccount invests in a corresponding series of the Diversified Investors Portfolios. As a unitholder investing in a Subaccount, you will bear the ongoing costs of managing the corresponding portfolio in which your Subaccount invests (such as the investment advisor’s fee and other expenses). You will also bear the cost of operating the Subaccount.

The first column in the table shown below assumes an investment of $1,000 on July 1, 2007. The second column will show your ending balance (per $1,000) on December 31, 2007. The third column will show how much of your investment (per $1,000) went to the ongoing costs of both your Subaccount and its corresponding portfolio. The figures in both of these columns are based on the actual total return and the actual expenses incurred for the period July 1, 2007 — December 31, 2007. In order to approximate how much you paid in expenses during the six months, divide your balance by 1,000, and multiply the result by the dollar amount shown under the heading “Expenses Paid During the Period July 1, 2007 — December 31, 2007 (Based on actual returns and expenses)”.

The fourth and fifth columns will also show your ending balance (per $1,000) on December 31, 2007 and how much of your investment (per $1,000) went to the ongoing costs of both your Subaccount and its corresponding portfolio, but assumes a total annual return rate of 5% before expenses. Since the 5% is hypothetical, the ending account values and the expenses paid for the period July 1, 2007 — December 31, 2007 will not be the actual values per $1,000 of your investment. This information is presented so you may compare the cost of investing in a Subaccount against the cost of investing in other funds. Other funds should provide this information based on a hypothetical annual return of 5% before expenses in their most recent report in order for you to make a fair comparison.

					Expenses Paid
				Ending Account	During the Period
			Expenses Paid	Value	July 1, 2007 –
		Ending Account	During the Period	December 31, 2007	December 31, 2007
		Value	July 1, 2007 –	(Based on	(Based on
		December 31, 2007	December 31, 2007	hypothetical	hypothetical
	Beginning Account	(Based on actual	(Based on actual	5% annual returns	5% annual returns	Annualized
	Value	returns and	returns and	before actual	before actual	Expense
Subaccount Name	July 1, 2007	expenses)	expenses)(1)(2)	expenses)	expenses)(1)(2)	Ratio(1)(3)
Money Market	$1,000	$1,020.09	$7.05	$1,018.36	$7.04	1.38%

High Quality Bond	1,000	1,027.01	7.60	1,017.84	7.57	1.48

Inflation-Protected Securities	1,000	1,094.33	7.97	1,017.74	7.67	1.50

Core Bond	1,000	1,054.89	7.73	1,017.82	7.59	1.49

High Yield Bond	1,000	980.33	8.47	1,016.79	8.62	1.69

Balanced	1,000	979.24	8.03	1,017.23	8.18	1.60

Value & Income	1,000	911.79	7.70	1,017.29	8.12	1.59

Growth & Income	1,000	954.61	8.62	1,016.52	8.89	1.74

Equity Growth	1,000	1,058.72	9.13	1,016.48	8.94	1.75

Aggressive Equity	1,000	1,153.89	10.37	1,015.71	9.71	1.90

Special Equity	1,000	892.50	9.36	1,015.45	9.97	1.95

DIVERSIFIED INVESTORS VARIABLE FUNDS
AN EXPLANATION OF FUND EXPENSES (Continued)

(Unaudited)

Expenses Paid
				Ending Account	During the Period
			Expenses Paid	Value	July 1, 2007 –
		Ending Account	During the Period	December 31, 2007	December 31, 2007
		Value	July 1, 2007 –	(Based on	(Based on
		December 31, 2007	December 31, 2007	hypothetical	hypothetical
	Beginning Account	(Based on actual	(Based on actual	5% annual returns	5% annual returns	Annualized
	Value	returns and	returns and	before actual	before actual	Expense
Subaccount Name	July 1, 2007	expenses)	expenses)(1)(2)	expenses)	expenses)(1)(2)	Ratio(1)(3)
International Equity	$1,000	$994.59	$10.00	$1,015.31	$10.11	1.98%

Calvert(4)	1,000	987.90	5.54	1,019.77	5.63	1.10

(1)	These figures reflect the expenses of both the Subaccount and its corresponding portfolio.

(2)	Expenses are equal to each Subaccount’s annualized expense ratio multiplied by the average account value over the period, divided by 365, multiplied by 185 (to reflect the one-half year period).

(3)	Please be aware that the expense ratios shown in this column may not match the expense ratios shown in each Subaccount’s financial highlights, as the expense ratios in the financial highlights reflect the actual expense ratios for the year January 1, 2007 – December 31, 2007.

(4)	Does not include expenses incurred by the Calvert Social Balanced Portfolio.

DIVERSIFIED INVESTORS VARIABLE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2007

		High	Inflation-		High
	Money	Quality	Protected	Core	Yield
	Market	Bond	Securities*	Bond	Bond

Assets:
Investment in Portfolios, at value (Notes 1 and 2)	$43,292,221	$29,141,584	$25,762,758	$65,883,500	$6,192,205
Receivable for units sold	129,108	2,941	23,672	28,689	133

Total assets	43,421,329	29,144,525	25,786,430	65,912,189	6,192,338

Liabilities:
Payable for units redeemed	63,517	2,588	3,621	8,775	30
Accrued mortality and expense risk	40,586	27,165	23,789	60,978	5,788

Total liabilities	104,103	29,753	27,410	69,753	5,818

Net assets attributable to annuity contractholders	$43,317,226	$29,114,772	$25,759,020	$65,842,436	$6,186,520

Accumulation units	2,081,050	1,867,571	1,150,281	1,968,992	326,612

Unit value	$20.82	$15.59	$22.39	$33.44	$18.94

*	Formerly, Intermediate Government Bond. Name changed May 1, 2007.

See notes to financial statements.

	Value &	Growth &	Equity	Aggressive	Special	International
Balanced	Income	Income	Growth	Equity	Equity	Equity

$77,852,737	$346,581,119	$128,723,545	$193,220,137	$69,675,990	$106,111,647	$124,245,766
15,251	70,976	35,378	21,833	32,655	34,733	76,110

77,867,988	346,652,095	128,758,923	193,241,970	69,708,645	106,146,380	124,321,876

44,938	108,251	31,925	50,442	13,583	21,949	11,473
73,273	327,763	121,666	181,732	64,871	100,202	116,481

118,211	436,014	153,591	232,174	78,454	122,151	127,954

$77,749,777	$346,216,081	$128,605,332	$193,009,796	$69,630,191	$106,024,229	$124,193,922

1,851,943	5,610,743	4,496,932	3,409,227	3,352,362	2,863,516	4,219,583

$41.98	$61.71	$28.60	$56.61	$20.77	$37.03	$29.43

DIVERSIFIED INVESTORS VARIABLE FUNDS
STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2007

		High	Inflation-		High
	Money	Quality	Protected	Core	Yield
	Market	Bond	Securities*	Bond	Bond

Net investment income allocated from Portfolios (Note 2):
Interest income	$2,236,624	$1,342,140	$1,386,225	$3,332,120	$528,604
Securities lending income (net)	—	3,126	10,801	2,191	—
Dividend income	—	—	—	—	2,780
Expenses (net of reimbursement)	(116,259)	(107,256)	(98,625)	(245,633)	(36,299)

Net investment income (loss) allocated from Portfolios	2,120,365	1,238,010	1,298,401	3,088,678	495,085

Expenses (Note 4):
Mortality and expense risk	464,872	311,045	271,082	706,347	68,245

Net investment income (loss)	1,655,493	926,965	1,027,319	2,382,331	426,840

Realized and unrealized gains (losses) on investments (Note 2):
Net realized gains (losses) allocated from Portfolios	—	(64,886)	135,694	(486,749)	33,012
Change in net unrealized appreciation (depreciation) allocated from Portfolios	—	302,033	935,057	1,568,091	(410,485)

Net realized and unrealized gains (losses) on investments	—	237,147	1,070,751	1,081,342	(377,473)

Net increase (decrease) in net assets resulting from operations	$1,655,493	$1,164,112	$2,098,070	$3,463,673	$49,367

*	Formerly, Intermediate Government Bond. Name changed May 1, 2007.

See notes to financial statements.

	Value &	Growth &	Equity	Aggressive	Special	International
Balanced	Income	Income	Growth	Equity	Equity	Equity

$1,890,092	$291,836	$58,854	$164,901	$22,061	$122,299	$58,789
9,322	47,300	26,887	23,952	58,844	192,485	39,938
901,485	8,104,909	2,325,984	2,263,976	321,916	1,459,050	3,718,942
(415,357)	(1,877,921)	(891,037)	(1,264,555)	(502,723)	(1,053,012)	(1,063,353)

2,385,542	6,566,124	1,520,688	1,188,274	(99,902)	720,822	2,754,316

912,917	4,298,014	1,538,902	2,151,656	690,859	1,371,387	1,349,466

1,472,625	2,268,110	(18,214)	(963,382)	(790,761)	(650,565)	1,404,850

5,104,083	24,222,144	13,826,903	27,483,749	10,120,618	14,052,880	16,700,203

(5,918,685)	(35,782,447)	(12,005,392)	(6,057,623)	5,717,073	(19,212,148)	(6,471,671)

(814,602)	(11,560,303)	1,821,511	21,426,126	15,837,691	(5,159,268)	10,228,532

$658,023	$(9,292,193)	$1,803,297	$20,462,744	$15,046,930	$(5,809,833)	$11,633,382

DIVERSIFIED INVESTORS VARIABLE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2007

		High	Inflation-		High
	Money	Quality	Protected	Core	Yield
	Market	Bond	Securities*	Bond	Bond

From operations:
Net investment income (loss)	$1,655,493	$926,965	$1,027,319	$2,382,331	$426,840
Net realized gains (losses) allocated from Portfolios	—	(64,886)	135,694	(486,749)	33,012
Change in net unrealized appreciation (depreciation) allocated from Portfolios	—	302,033	935,057	1,568,091	(410,485)

Net increase (decrease) in net assets resulting from operations	1,655,493	1,164,112	2,098,070	3,463,673	49,367

From unit transactions (Note 5):
Units sold	48,912,125	5,590,919	5,588,158	11,664,166	775,573
Units redeemed	(46,128,214)	(4,963,349)	(6,502,053)	(12,001,788)	(566,506)

Net increase (decrease) in net assets resulting from unit transactions	2,783,911	627,570	(913,895)	(337,622)	209,067

Total increase (decrease) in net assets	4,439,404	1,791,682	1,184,175	3,126,051	258,434
Net assets:
Beginning of year	38,877,822	27,323,090	24,574,845	62,716,385	5,928,086

End of year	$43,317,226	$29,114,772	$25,759,020	$65,842,436	$6,186,520

Units outstanding beginning of year	1,942,788	1,825,981	1,195,685	1,978,729	315,785
Units sold	2,397,930	367,420	264,845	363,814	40,491
Units redeemed	(2,259,668)	(325,830)	(310,249)	(373,551)	(29,664)

Units outstanding end of year	2,081,050	1,867,571	1,150,281	1,968,992	326,612

*	Formerly, Intermediate Government Bond. Name changed May 1, 2007.

See notes to financial statements.

	Value &	Growth &	Equity	Aggressive	Special	International
Balanced	Income	Income	Growth	Equity	Equity	Equity

$1,472,625	$2,268,110	$(18,214)	$(963,382)	$(790,761)	$(650,565)	$1,404,850

5,104,083	24,222,144	13,826,903	27,483,749	10,120,618	14,052,880	16,700,203

(5,918,685)	(35,782,447)	(12,005,392)	(6,057,623)	5,717,073	(19,212,148)	(6,471,671)

658,023	(9,292,193)	1,803,297	20,462,744	15,046,930	(5,809,833)	11,633,382

8,686,435	40,169,038	16,316,584	15,887,809	13,138,996	16,102,601	29,526,834
(14,920,902)	(75,329,195)	(29,905,961)	(38,857,677)	(16,769,997)	(32,851,762)	(26,644,902)

(6,234,467)	(35,160,157)	(13,589,377)	(22,969,868)	(3,631,001)	(16,749,161)	2,881,932

(5,576,444)	(44,452,350)	(11,786,080)	(2,507,124)	11,415,929	(22,558,994)	14,515,314

83,326,221	390,668,431	140,391,412	195,516,920	58,214,262	128,583,223	109,678,608

$77,749,777	$346,216,081	$128,605,332	$193,009,796	$69,630,191	$106,024,229	$124,193,922

1,998,021	6,151,482	4,957,141	3,834,162	3,562,360	3,279,983	4,116,402
204,383	616,255	558,233	294,037	698,705	403,931	1,031,222
(350,461)	(1,156,994)	(1,018,442)	(718,972)	(908,703)	(820,398)	(928,041)

1,851,943	5,610,743	4,496,932	3,409,227	3,352,362	2,863,516	4,219,583

DIVERSIFIED INVESTORS VARIABLE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2006

		High	Inflation-		High
	Money	Quality	Protected	Core	Yield
	Market	Bond	Securities*	Bond	Bond

From operations:
Net investment income (loss)	$1,401,762	$703,956	$843,218	$2,129,294	$306,348
Net realized gains (losses) allocated from Portfolios	136	(104,617)	(512,870)	(279,407)	45,061
Change in net unrealized appreciation (depreciation) allocated from Portfolios	—	182,533	233,252	10,014	123,206

Net increase (decrease) in net assets resulting from operations	1,401,898	781,872	563,600	1,859,901	474,615

From unit transactions (Note 5):
Units sold	63,065,155	15,433,238	5,544,894	9,610,860	2,147,609
Units redeemed	(63,026,049)	(13,148,988)	(7,220,403)	(14,572,667)	(1,040,873)

Net increase (decrease) in net assets resulting from unit transactions	39,106	2,284,250	(1,675,509)	(4,961,807)	1,106,736

Total increase (decrease) in net assets	1,441,004	3,066,122	(1,111,909)	(3,101,906)	1,581,351
Net assets:
Beginning of year	37,436,818	24,256,968	25,686,754	65,818,291	4,346,735

End of year	$38,877,822	$27,323,090	$24,574,845	$62,716,385	$5,928,086

Units outstanding beginning of year	1,940,304	1,673,643	1,279,147	2,139,744	256,503
Units sold	3,296,081	1,049,182	274,983	310,410	117,968
Units redeemed	(3,293,597)	(896,844)	(358,445)	(471,425)	(58,686)

Units outstanding end of year	1,942,788	1,825,981	1,195,685	1,978,729	315,785

* Formerly, Intermediate Government Bond. Name changed May 1, 2007.

See notes to financial statements.

	Value &	Growth &	Equity	Aggressive	Special	International
Balanced	Income	Income	Growth	Equity	Equity	Equity

$1,319,020	$1,345,497	$18,941	$(1,361,955)	$(728,395)	$(1,036,689)	$623,375

3,707,674	26,956,536	10,638,852	12,061,476	4,197,002	14,081,122	10,464,907

3,141,595	36,496,645	3,151,739	(5,263,510)	(448,224)	(392,530)	10,757,560

8,168,289	64,798,678	13,809,532	5,436,011	3,020,383	12,651,903	21,845,842

9,290,245	39,545,298	17,884,163	17,957,692	11,911,490	22,556,921	28,033,993
(17,165,428)	(64,990,387)	(29,767,160)	(43,119,033)	(15,684,911)	(30,740,457)	(21,021,275)

(7,875,183)	(25,445,089)	(11,882,997)	(25,161,341)	(3,773,421)	(8,183,536)	7,012,718

293,106	39,353,589	1,926,535	(19,725,330)	(753,038)	4,468,367	28,858,560

83,033,115	351,314,842	138,464,877	215,242,250	58,967,300	124,114,856	80,820,048

$83,326,221	$390,668,431	$140,391,412	$195,516,920	$58,214,262	$128,583,223	$109,678,608

2,200,757	6,603,906	5,405,715	4,347,218	3,799,795	3,500,514	3,820,571
237,184	685,962	674,381	365,213	750,698	602,929	1,186,769
(439,920)	(1,138,386)	(1,122,955)	(878,269)	(988,133)	(823,460)	(890,938)

1,998,021	6,151,482	4,957,141	3,834,162	3,562,360	3,279,983	4,116,402

DIVERSIFIED INVESTORS VARIABLE FUNDS
CALVERT SUBACCOUNT
STATEMENT OF ASSETS AND LIABILITIES

December 31, 2007

Assets:
Investments, at value (Notes 2 and 6)	$34,300,803
Receivable for units sold	4,971
Receivable for securities sold	3,036

Total assets	34,308,810

Liabilities:
Payable for units redeemed	8,007
Accrued mortality and expense risk	32,225

Total liabilities	40,232

Net assets attributable to annuity contractholders	$34,268,578

Accumulation units	1,075,971

Unit value	$31.85

Investments, at cost	$33,003,751

See notes to financial statements.

DIVERSIFIED INVESTORS VARIABLE FUNDS
CALVERT SUBACCOUNT
STATEMENT OF OPERATIONS

For the Year Ended December 31, 2007

Investment income (Note 2):
Dividend income	$2,770,718
Expenses (Note 4):
Mortality and expense risk	439,608

Net investment income (loss)	2,331,110

Realized and unrealized gains (losses) on investments (Note 2):
Net realized gains (losses) from securities	(602,950)
Change in net unrealized appreciation (depreciation) on securities	(1,009,998)

Net realized and unrealized gains (losses) on investments	(1,612,948)

Net increase (decrease) in net assets resulting from operations	$718,162

See notes to financial statements.

DIVERSIFIED INVESTORS VARIABLE FUNDS
CALVERT SUBACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended
	December 31,
	2007	2006

From operations:
Net investment income (loss)	$2,331,110	$1,217,543
Net realized gains (losses) from securities	(602,950)	(400,182)
Change in net unrealized appreciation (depreciation) on securities	(1,009,998)	2,207,136

Net increase (decrease) in net assets resulting from operations	718,162	3,024,497

From unit transactions (Note 5):
Units sold	4,150,742	5,358,290
Units redeemed	(12,809,803)	(8,439,577)

Net increase (decrease) in net assets from unit transactions	(8,659,061)	(3,081,287)

Total increase (decrease) in net assets	(7,940,899)	(56,790)
Net assets:
Beginning of year	42,209,477	42,266,267

End of year	$34,268,578	$42,209,477

Units outstanding beginning of year	1,346,851	1,451,064
Units sold	130,102	180,528
Units redeemed	(400,982)	(284,741)

Units outstanding end of year	1,075,971	1,346,851

See notes to financial statements.

DIVERSIFIED INVESTORS VARIABLE FUNDS
NOTES TO FINANCIAL STATEMENTS

1.	Organization and Business

Diversified Investors Variable Funds (individually, a “Subaccount” and collectively, “DIVF”) is a separate investment account established on November 30, 1993, by Transamerica Financial Life Insurance Company, Inc. (“TFLIC”), a wholly-owned subsidiary of AEGON USA, Inc. (“AEGON”), under the laws of the State of New York. AEGON is a financial services holding company whose primary emphasis is life and health insurance and annuity and investment products. AEGON is an indirect, wholly-owned subsidiary of AEGON NV, a corporation based in the Netherlands which is a publicly traded international insurance group.

DIVF operates as a unit investment trust under the Investment Company Act of 1940, as amended. DIVF holds assets that are segregated from all of TFLIC’s other assets and, at present, is used as an investment vehicle under certain tax-deferred annuity contracts issued by TFLIC to fund retirement plans maintained by certain not-for-profit and other organizations (“Group Plans”). TFLIC is the legal holder of the assets in DIVF.

DIVF commenced operations on August 18, 1994. There are currently thirteen Subaccounts within DIVF which are available to contractholders of Group Plans. Twelve of the Subaccounts invest in a corresponding portfolio of Diversified Investors Portfolios (the “Portfolios”). The thirteenth Subaccount is a fund of fund that invests in the Calvert Social Balanced Portfolio, a series of Calvert Variable Series, Inc. (“Calvert”). The financial statements of the Portfolios and Calvert accompany this report and should be read in conjunction with the Subaccounts’ financial statements.

At December 31, 2007, each of the DIVF Subaccounts’ investment in the corresponding Portfolios was as follows:

Percentage Investment
Subaccount	in Portfolio

Money Market	4.12
High Quality Bond	3.50
Inflation – Protected Securities*	17.29
Core Bond	2.93
High Yield Bond	1.15
Balanced	24.43
Value & Income	10.95
Growth & Income	14.25
Equity Growth	7.90
Aggressive Equity	16.30
Special Equity	11.17
International Equity	5.49

*	Formerly, Intermediate Government Bond.

For information regarding each Portfolio’s investments, please refer to the Portfolio of Investments section of the Portfolios’ financial statements or Calvert’s investments in the Statement of Net Assets section of Calvert’s financial statements which accompany this report.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by DIVF in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

DIVERSIFIED INVESTORS VARIABLE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

2.	Significant Accounting Policies (continued)

A.	Investments:

The investment by DIVF in the Portfolios reflects DIVF’s proportionate interest in the net assets of the Portfolios. Valuation of securities held in each of the Portfolios is discussed in Note 2A of the Portfolios’ Notes to Financial Statements which accompany this report.

The investment in Calvert is valued at the net asset value per share determined as of the close of business of the New York Stock Exchange (typically, 4:00 P.M. Eastern time) on the valuation date. A description of the portfolio valuation policy for Calvert can be found in Note A of Calvert’s Notes to Financial Statements which accompanies this report.

B.	Investment Income:

Each DIVF Subaccount, except the Calvert Subaccount, is allocated its share of income and expenses of its corresponding Portfolio. All of the investment income and expenses and realized and unrealized gains and losses from the security transactions of the corresponding Portfolio are allocated pro rata among the investors and are recorded by the Subaccounts on a daily basis.

For the Calvert Subaccount, dividend income is recorded on the ex-dividend date and realized gains and losses from the sale of investments are determined on the basis of identified cost.

C.	Federal Income Taxes:

The operations of DIVF form a part of, and are taxed with, the operations of TFLIC. TFLIC does not expect, based upon current tax law, to incur any income tax upon the earnings or realized capital gains attributable to DIVF. Based upon this expectation, no charges are currently being deducted from DIVF for federal income tax purposes.

D.	Other:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Investment Transactions

Purchases and sales of shares in Calvert were $4,186,843 and $10,519,624, respectively.

4.	Fees and Transactions with Affiliates

All Subaccounts, except the Calvert Subaccount, purchase interests in the Portfolios. The net assets of those Subaccounts reflect the investment management fee charged by Transamerica Asset Management, Inc. (“TAM”) (an affiliate of TFLIC), the investment advisor, which provides investment advice and related services to the Portfolios. TAM is an indirect, wholly-owned subsidiary of AEGON.

TFLIC reserves the right to deduct an annual contract charge from a participant’s account to reimburse TFLIC for administrative expenses relating to the maintenance of the group variable annuity contracts. TFLIC has no present intention to impose such a charge but may do so in the future. Any such annual charge will not exceed $50.

DIVERSIFIED INVESTORS VARIABLE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

4.	Fees and Transactions with Affiliates (continued)

Daily charges to DIVF for mortality and expense risks assumed by TFLIC were computed at an annual rate of 1.10%; however, TFLIC reserves the right to charge maximum fees of 1.25% upon written notice.

5.	Group Plan Assumptions

On December 31, 1993, TFLIC entered into an agreement with MONY Life Insurance Company (“MONY”) pursuant to which certain contracts issued by MONY to Group Plans may be transferred through assumption reinsurance to TFLIC subject to receipt of any necessary state insurance department approvals and authorizations. The assumption reinsurance of any Group Plan to TFLIC will result in the transfer of the applicable assets out of a corresponding MONY separate account and into DIVF. There were no assets transferred to TFLIC pursuant to this assumption reinsurance agreement for the years ended December 31, 2007 or December 31, 2006.

The amounts related to assumptions, if any, would be reflected in the net proceeds from units sold in the Statements of Changes in Net Assets.

6.	Portfolio Investments

Calvert invests in the Calvert Social Balanced Portfolio. At December 31, 2007, it holds 17,883,630 shares with a market value of $34,300,803.

7.	Regulatory Matters

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisors. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Portfolios’ investment advisor, TAM, and certain affiliates and former employees of TAM, the SEC staff has indicated that it is likely to take some action against TAM and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any such action brought against TAM and/or its affiliates is difficult to assess at the present time, the Subaccounts currently believe that the likelihood that any such action will have a material adverse impact is remote. It is important to note that the Subaccounts are not aware of any allegation of wrongdoing against them at the time this annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Portfolios, there can be no assurance at this time. TAM and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TAM will take such actions that it deems necessary or appropriate to continue providing management services to the Portfolios and to bring all matters to an appropriate conclusion.

TAM and/or its affiliates, and not the Portfolios or the Subaccounts, will bear the costs regarding the regulatory matters.

8.	Concentrations and Indemnifications

From time to time, DIVF may have a concentration of several unitholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on DIVF.

In the normal course of business, DIVF enters into contracts that contain a variety of representations and warranties which provide general indemnifications. DIVF’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against DIVF that have not yet occurred. However, based on experience, DIVF expects the risk of loss to be remote.

DIVERSIFIED INVESTORS VARIABLE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

9.	Financial Highlights

For an accumulation unit outstanding throughout the year:

		Income (Loss) from
		Investment Operations
		Net	Net Realized		Total Income
	Unit Value,	Investment	and Unrealized		(Loss) from	Unit Value,
	Beginning	Income	Gains (Losses)		Investment	End of
For The Year Ended	of Year	(Loss)(a)	on Investments		Operations	Year

Money Market
12/31/2007	$20.01	$0.81	$—		$0.81	$20.82
12/31/2006	19.29	0.72	(0.00	)(c)	0.72	20.01
12/31/2005	18.91	0.38	(0.00	)(c)	0.38	19.29
12/31/2004	18.84	0.06	0.01		0.07	18.91
12/31/2003	18.81	0.03	(0.00	)(c)	0.03	18.84

High Quality Bond
12/31/2007	14.96	0.50	0.13		0.63	15.59
12/31/2006	14.49	0.43	0.04		0.47	14.96
12/31/2005	14.37	0.31	(0.19)		0.12	14.49
12/31/2004	14.32	0.27	(0.22)		0.05	14.37
12/31/2003	14.15	0.30	(0.13)		0.17	14.32

Inflation – Protected Securities
12/31/2007	20.55	0.88	0.96		1.84	22.39
12/31/2006	20.08	0.69	(0.22)		0.47	20.55
12/31/2005	20.03	0.46	(0.41)		0.05	20.08
12/31/2004	19.94	0.27	(0.18)		0.09	20.03
12/31/2003	19.84	0.36	(0.26)		0.10	19.94

Core Bond
12/31/2007	31.70	1.20	0.54		1.74	33.44
12/31/2006	30.76	1.05	(0.11)		0.94	31.70
12/31/2005	30.38	0.88	(0.50)		0.38	30.76
12/31/2004	29.35	0.75	0.28		1.03	30.38
12/31/2003	28.36	0.70	0.29		0.99	29.35

High Yield Bond
12/31/2007	18.77	1.32	(1.15)		0.17	18.94
12/31/2006	16.95	1.21	0.61		1.82	18.77
12/31/2005	16.58	1.10	(0.73)		0.37	16.95
12/31/2004	15.17	1.09	0.32		1.41	16.58
12/31/2003	11.99	1.07	2.11		3.18	15.17

Balanced
12/31/2007	41.70	0.76	(0.48)		0.28	41.98
12/31/2006	37.73	0.63	3.34		3.97	41.70
12/31/2005	36.13	0.42	1.18		1.60	37.73
12/31/2004	33.73	0.38	2.02		2.40	36.13
12/31/2003	28.97	0.33	4.43		4.76	33.73

		Ratios to Average Net Assets
			Expenses, Including			Net
		Expenses,	Expenses of			Investment
Net Assets,		Including	the Portfolio		Net	Income (Loss)
End of	Total	Expenses of	(Net of		Investment	(Net of	Portfolio
Year	Return	the Portfolio	Reimbursements)		Income (Loss)	Reimbursements)	Turnover(b)

$43,317,226	4.05%	1.38%	1.38%		3.92%	3.92%	N/A
38,877,822	3.73	1.38	1.38		3.67	3.67	N/A
37,436,818	2.01	1.38	1.22		1.86	2.02	N/A
40,257,885	0.37	1.38	1.11		0.07	0.34	N/A
44,852,848	0.16	1.36	1.22		0.03	0.17	N/A

29,114,772	4.21	1.48	1.48		3.28	3.28	56%
27,323,090	3.24	1.48	1.48		2.93	2.93	55
24,256,968	0.84	1.49	1.49		2.15	2.15	58
24,415,487	0.35	1.48	1.48		1.86	1.86	48
25,677,769	1.20	1.48	1.48		2.10	2.10	50

25,759,020	8.95	1.52	1.50	(d)	4.15	4.17	340
24,574,845	2.34	1.51	1.50	(d)	3.43	3.44	525
25,686,754	0.25	1.50	1.50		2.32	2.32	756
29,408,757	0.45	1.52	1.50	(d)	1.35	1.37	554
34,530,489	0.50	1.49	1.49		1.79	1.79	392

65,842,436	5.49	1.48	1.48		3.71	3.71	503	(e)
62,716,385	3.06	1.48	1.48		3.40	3.40	487	(e)
65,818,291	1.25	1.49	1.49		2.89	2.89	1,003	(e)
61,849,725	3.51	1.49	1.49		2.52	2.52	885	(e)
63,545,946	3.49	1.49	1.49	(d)	2.43	2.43	922	(e)

6,186,520	0.91	1.69	1.69		6.88	6.88	96
5,928,086	10.74	1.69	1.69		6.78	6.78	93
4,346,735	2.23	1.70	1.70		6.63	6.63	68
4,589,510	9.29	1.70	1.70	(d)	6.97	6.97	80
4,091,738	26.52	1.71	1.70	(d)	8.02	8.03	136

77,749,777	0.67	1.62	1.60	(d)	1.75	1.77	226	(e)
83,326,221	10.52	1.63	1.60	(d)	1.60	1.63	224	(e)
83,033,115	4.43	1.64	1.60	(d)	1.11	1.15	367	(e)
88,578,165	7.12	1.62	1.60	(d)	1.09	1.11	338	(e)
89,699,459	16.43	1.61	1.60	(d)	1.05	1.06	377	(e)

DIVERSIFIED INVESTORS VARIABLE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

9. Financial Highlights (continued)

For an accumulation unit outstanding throughout the year:

		Income (Loss) from
		Investment Operations
		Net		Net Realized	Total Income
	Unit Value,	Investment		and Unrealized	(Loss) from	Unit Value,
	Beginning of	Income		Gains (Losses)	Investment	End of
For The Year Ended	Year	(Loss)(a)		on Investments	Operations	Year

Value & Income
12/31/2007	$63.51	$0.38		$(2.18)	$(1.80)	$61.71
12/31/2006	53.20	0.21		10.10	10.31	63.51
12/31/2005	50.32	0.14		2.74	2.88	53.20
12/31/2004	45.06	0.32		4.94	5.26	50.32
12/31/2003	36.00	0.32		8.74	9.06	45.06

Growth & Income
12/31/2007	28.32	(0.00	)(c)	0.28	0.28	28.60
12/31/2006	25.61	0.00	(c)	2.71	2.71	28.32
12/31/2005	24.17	(0.04)		1.48	1.44	25.61
12/31/2004	22.06	0.03		2.08	2.11	24.17
12/31/2003	17.96	(0.02)		4.12	4.10	22.06

Equity Growth
12/31/2007	50.99	(0.27)		5.89	5.62	56.61
12/31/2006	49.51	(0.33)		1.81	1.48	50.99
12/31/2005	46.70	(0.35)		3.16	2.81	49.51
12/31/2004	43.82	(0.20)		3.08	2.88	46.70
12/31/2003	35.00	(0.28)		9.10	8.82	43.82

Aggressive Equity
12/31/2007	16.34	(0.23)		4.66	4.43	20.77
12/31/2006	15.52	(0.20)		1.02	0.82	16.34
12/31/2005	14.50	(0.18)		1.20	1.02	15.52
12/31/2004	13.08	(0.21)		1.63	1.42	14.50
12/31/2003	10.32	(0.20)		2.96	2.76	13.08

Special Equity
12/31/2007	39.20	(0.21)		(1.96)	(2.17)	37.03
12/31/2006	35.46	(0.30)		4.04	3.74	39.20
12/31/2005	32.43	(0.33)		3.36	3.03	35.46
12/31/2004	29.11	(0.28)		3.60	3.32	32.43
12/31/2003	20.44	(0.27)		8.94	8.67	29.11

International Equity
12/31/2007	26.64	0.33		2.46	2.79	29.43
12/31/2006	21.15	0.16		5.33	5.49	26.64
12/31/2005	19.23	0.18		1.74	1.92	21.15
12/31/2004	16.25	0.13		2.85	2.98	19.23
12/31/2003	12.30	0.00	(c)	3.95	3.95	16.25

		Ratios to Average Net Assets
			Expenses, Including			Net
		Expenses,	Expenses of			Investment
Net Assets,		Including	the Portfolio		Net	Income (Loss)
End of	Total	Expenses of	(Net of		Investment	(Net of	Portfolio
Year	Return	the Portfolio	Reimbursements)		Income (Loss)	Reimbursements)	Turnover(b)

$346,216,081	(2.83)%	1.58%	1.58	%(d)	0.58%	0.58%	30%
390,668,431	19.38	1.58	1.58		0.37	0.37	31
351,314,842	5.72	1.58	1.58		0.28	0.28	89
347,289,408	11.67	1.58	1.58		0.68	0.68	44
317,902,738	25.17	1.57	1.57		0.82	0.82	70

128,605,332	0.99	1.74	1.74	(d)	(0.01)	(0.01)	101
140,391,412	10.58	1.73	1.73		0.01	0.01	73
138,464,877	5.96	1.74	1.74		(0.15)	(0.15)	79
138,746,635	9.56	1.74	1.74		0.12	0.12	184
130,636,290	22.83	1.73	1.73	(d)	(0.08)	(0.08)	100

193,009,796	11.02	1.75	1.75	(d)	(0.49)	(0.49)	129
195,516,920	2.99	1.74	1.74		(0.68)	(0.68)	84
215,242,250	6.02	1.75	1.75		(0.77)	(0.77)	76
223,424,779	6.57	1.75	1.75		(0.45)	(0.45)	129
223,128,369	25.20	1.75	1.70		(0.76)	(0.71)	61

69,630,191	27.11	1.91	1.90	(d)	(1.27)	(1.26)	134
58,214,262	5.28	1.91	1.90	(d)	(1.28)	(1.27)	147
58,967,300	7.03	1.91	1.90	(d)	(1.25)	(1.24)	187
59,338,284	10.86	2.06	2.05	(d)	(1.59)	(1.58)	252
55,827,123	26.74	2.11	2.10	(d)	(1.72)	(1.71)	165

106,024,229	(5.54)	1.94	1.94	(d)	(0.52)	(0.52)	97
128,583,223	10.55	1.95	1.95		(0.81)	(0.81)	86
124,114,856	9.34	1.95	1.95	(d)	(1.01)	(1.01)	92
117,314,916	11.41	1.94	1.94		(0.95)	(0.95)	103
105,781,184	42.42	1.95	1.95	(d)	(1.13)	(1.13)	103

124,193,922	10.47	1.97	1.97	(d)	1.15	1.15	110
109,678,608	25.96	1.97	1.97	(d)	0.67	0.67	81
80,820,048	9.98	1.98	1.98	(d)	0.95	0.95	94
73,788,460	18.34	1.97	1.97		0.75	0.75	171
60,723,598	32.11	1.97	1.97	(d)	0.03	0.03	23

DIVERSIFIED INVESTORS VARIABLE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

9. Financial Highlights (continued)

For an accumulation unit outstanding throughout the year:

		Income (Loss) from
		Investment Operations
		Net	Net Realized	Total Income
	Unit Value,	Investment	and Unrealized	(Loss) from	Unit Value,
	Beginning of	Income	Gains (Losses)	Investment	End of
For The Year Ended	Year	(Loss)(a)	on Investments	Operations	Year

Calvert
12/31/2007	$31.34	$1.87	$(1.36)	$0.51	$31.85
12/31/2006	29.13	0.87	1.34	2.21	31.34
12/31/2005	27.87	0.21	1.05	1.26	29.13
12/31/2004	26.03	0.17	1.67	1.84	27.87
12/31/2003	22.05	0.20	3.78	3.98	26.03

(a)	Calculated based upon average units outstanding.

(b)	Portfolio turnover of the Portfolio or Calvert.

(c)	Amount rounds to less than one penny per share.

(d)	Includes reimbursement of fees at the underlying Portfolio level.

(e)	Includes the effect of buying and selling TBA securities used in dollar roll transactions. Refer to Note 2I of the Portfolio’s Notes to Financial Statements, which accompany this report.

(f)	Ratios exclude expenses incurred by the Calvert Social Balanced Portfolio.

		Ratios to Average Net Assets
				Expenses, Including			Net
		Expenses,		Expenses of			Investment
Net Assets,		Including		the Portfolio		Net	Income (Loss)
End of	Total	Expenses of		(Net of		Investment	(Net of	Portfolio
Year	Return	the Portfolio		Reimbursements)		Income (Loss)	Reimbursements)	Turnover(b)

$34,268,578	1.63%	1.10	%(f)	1.10	%(f)	5.83%	5.83%	11%
42,209,477	7.59	1.10	(f)	1.10	(f)	2.94	2.94	8
42,266,267	4.52	1.10	(f)	1.10	(f)	0.73	0.73	7
40,344,613	7.07	1.10	(f)	1.10	(f)	0.65	0.65	8
36,545,466	18.05	2.03		2.03		0.86	0.86	374

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Transamerica Financial Life Insurance Company, Inc. and the Contractholders of Diversified Investors Variable Funds:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market, High Quality Bond, Inflation-Protected Securities, Core Bond, High Yield Bond, Balanced, Value & Income, Growth & Income, Equity Growth, Aggressive Equity, Special Equity, International Equity, and Calvert Subaccounts (constituting the Diversified Investors Variable Funds, hereafter referred to as the “Funds”) at December 31, 2007, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York
February 29, 2008

DIVERSIFIED INVESTORS PORTFOLIOS
MANAGEMENT REVIEW

December 31, 2007
(Unaudited)

Please note that any performance figures discussed below represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Visit www.divinvest.com for performance information current to the most recent month-end. The return provided for a particular issuer held by a Series represents the return from the security for the actual period held by the Series, which may be shorter than the twelve-month reporting period.

Money Market Series

In 2007, the Money Market Series returned 5.17% for the year, outdistancing the 4.74% return of its benchmark, the Citigroup Treasury Bill 3-month Index. The year was dominated by fallout from the sub-prime mortgage crisis, which led to a massive downgrading of hundreds of securities and a shying away from risky assets. A flight to the safety of U.S. Treasuries pushed interest rates downward and credit spreads wider. The yield difference between three-month LIBOR (an interest rate at which banks can borrow funds, in marketable size, from other banks in the London inter-bank market) and three-month Treasury Bills (a short-term debt obligation backed by the U.S. government with a maturity of less than one year), known as the TED spread, ended 2007 at roughly +146 basis points (1.46 percentage points), down from a peak of 240 basis points in late August, but much higher than the year-earlier level of 35 basis points.

The Federal Reserve’s three interest rate cuts in the fall brought the federal funds rate down a full percentage point. As interest rates fell, the yield curve steepened. Three-month T-bill rates fell 177 basis points during the year to end at 3.24% while 10-year Treasury note yields fell 68 basis points to finish at 4.02%. After virtually shutting down in the third quarter, asset-backed commercial paper showed some signs of recovery late in the year as spreads started to stabilize. In the flight to quality that characterized the second half of the year, money market funds attracted $720 billion in new investments, reaching an all-time high of $3.1 trillion.

The Series maintained its strong focus on the highest rated securities, but lengthened its average duration to 46 days at year-end from 40 days at the end of the third quarter. This included an increase in allocation to 91-180-day maturities, from 11% in the third quarter to 34% at year-end. The Series also exited all asset-backed commercial paper in the final quarter, while substantially increasing its exposure to U.S. government securities. Bank-issued securities dominated the portfolio, with 62% of the Series’ allocation at year-end.

High Quality Bond Series

The High Quality Bond Series returned 5.34% for the year, lagging the 7.32% return of the Merrill Lynch 1-3 Year Treasury Index but outpacing the 4.87% return of the Morningstar Short Term Bond Universe Median.

The year began with short-duration bonds outperforming duration-neutral Treasuries. Mortgage-backed securities contributed significantly to the Series’ performance. During the second quarter, a widening in yield spreads and increased volatility in most bond sectors detracted from returns. The third quarter was a difficult one for non-Treasury investment grade bond sectors. The sub-prime mortgage market imploded, and a sharp increase in risk aversion led to a liquidity crisis in the bond market for several weeks in August. Treasury bonds rallied and the spreads on all other sectors widened substantially. As the quarter ended, a degree of normalcy returned to bond markets, but the fourth quarter continued to be challenging. A flight to quality continued, as concerns increased about consumer weakness and the possibility of a recession.

Although absolute returns were very strong in the third and fourth quarters, non-Treasury investment grade bonds underperformed duration-neutral Treasuries. Asset-backed securities (ABS) continued to experience unprecedented spread widening and underperformed Treasuries, but the Series’ ABS holdings performed well

DIVERSIFIED INVESTORS PORTFOLIOS
MANAGEMENT REVIEW (Continued)

December 31, 2007
(Unaudited)

relative to the overall ABS market. The corporate sector continued to face significant turbulence, with several financial firms taking additional write-downs and making changes in leadership. The banking and brokerage sub-sectors were among the weakest performers. Among commercial mortgage-backed securities, the underwriting standards for deals underwritten before 2005 were stronger than the standards used in more recent deals. Consequently, the managers favored investing in the older, more seasoned deals and have begun to benefit from the market recognizing the higher-quality underwriting in its valuation of these deals. The implied government guarantee helped residential mortgage-backed securities compared to other spread sectors, which did not hold up as well under the increased pressure of negative headlines.

Inflation-Protected Securities Series

The Inflation-Protected Securities Series returned 8.45% for the eight months from May 1, 2007 to year-end, outperforming the 8.14% return of the Lehman U.S. Treasury Inflation-Protected Securities Index over the same period. The Inflation-Protected Securities Series returned 10.16% for the year. Prior to May 1, 2007, the Series’ mandate was an Intermediate Government Bond Series and performance prior to that date is not necessarily reflective of the Series’ current strategy. The Series returned 1.58% for the first four months of the year, trailing the 1.98% return of the Lehman Brothers Intermediate Government Bond Index.

The steepening of the yield curve started in the 1st quarter of 2007 and continued all year. Because of this, the longer duration government bonds trailed the intermediate government bonds even with interest rates falling. The Series benefited from the Series’ yield-curve positioning; however, performance was hurt by exposure to asset-backed securities and commercial mortgage-backed securities. The Series’ duration was neutral for the period.

In the spring, inflation appeared to be slowing despite rises in energy prices. Because U.S. real interest rates appeared fair and breakeven interest rate spreads approached multi-year lows across the yield curve, the Series benefited from a short duration stance in May and exposure to the more attractive European real rates along with a U.S. yield curve steepening strategy in June.

In the third quarter, with inflation expectations seeming too high based on the slowing economy, the Series was marginally short duration and exited yield curve steepening trades. Performance was enhanced by the Series’ U.S. yield curve positioning, but it was held back by a small mortgage-backed securities exposure as well as corporate and non-dollar bonds.

In the fourth quarter, the Series’ performance was given a substantial lift from its short duration stance. Detracting slightly from performance were non-dollar exposure and holdings in mortgage-backed and asset-backed securities and corporate bonds.

Core Bond Series

The Core Bond Series returned 6.67% for the year, trailing the 6.96% return of the Lehman Aggregate Bond Index but outpacing the 5.20% return of the Morningstar Intermediate Term Bond Universe Median. In a turbulent and challenging year in the fixed income markets, the Series was able to avoid some of the market dislocation created as a result of the sub-prime mortgage crisis and the ensuing credit crunch.

The year began innocuously enough, but with some signs of credit problems looming and the Federal Reserve caught between concerns with inflation and a possible slowing economy. In the third quarter, the credit crunch hit very suddenly, with a quick drying out of liquidity in the bond market. The Fed finally took action to reassure

DIVERSIFIED INVESTORS PORTFOLIOS
MANAGEMENT REVIEW (Continued)

December 31, 2007
(Unaudited)

markets and restore liquidity. A flight to quality caused Treasury bonds to rally and yield spreads on all other sectors to widen dramatically.

Throughout it all, the Series tactically traded both duration and yield curve positioning, moving quarter by quarter — from a short duration relative to the index to a modestly long duration with a yield curve flattening bias in the second quarter, and then to a modestly short duration and a yield curve steepening bias through the last half of the year. Overall, the Series was hurt by its exposure to mortgage-backed securities, including commercial mortgage-backed securities, and by its small exposure to non-dollar bonds. However, the Series added to its performance through positive duration and curve positioning in the third and fourth quarters. Looking ahead, the Series’ managers are seeking opportunities to add high-quality assets, such as commercial mortgage-backed securities, asset-backed securities, and collateralized mortgage obligations.

Total Return Bond Series

The Total Return Bond Series returned 3.81% for the year, trailing the 6.96% return of the Lehman Aggregate Bond Index and the 5.20% return of the Morningstar Intermediate Term Bond Universe Median. It was a turbulent and challenging year in the fixed income markets, and the Series was affected by the market dislocation that occurred as a result of the sub-prime mortgage collapse and the ensuing credit crunch. The Series’ performance was hurt by an overweight exposure to the mortgage-backed bond sector, as spreads widened and volatility surged. Performance was also held back by an emphasis on lower-quality credits as yield spreads spiked in the wake of the sub-prime lending crisis. On a positive note, tactically driven duration positioning contributed modestly as bond yields rallied. And a curve-steepening strategy paid off as the spread between the two- and 10-year yields widened during the year.

The Series’ managers continue to run a slightly long duration position as a hedge against deeper economic dislocation and ongoing volatility in non-Treasury bonds. The Series is also hedged against the possibility of rising inflation concerns through a moderate allocation to Treasury inflation-protected securities. As a further hedge, the Series added duration to short-term bonds in the belief the yield curve would steepen should the Federal Reserve ease interest rates more aggressively. At year-end, the Series’ largest sector overweight was in mortgage-backed securities, particularly agency pass-throughs, as they are insulated from default risk and have traditionally performed well during periods of slowing growth.

High Yield Bond Series

The High Yield Bond Series returned 2.02% for the year, trailing the 2.19% return of the Merrill Lynch High Yield Master II Index but slightly outpacing the 1.81% return of the Morningstar High Yield Bond Universe Median. Credit selection was the primary reason for the Series’ performance.

Security selection was a positive in the automotive and auto parts sector and in transportation ex air/rail. In addition to sidestepping the losses incurred in automotive and auto parts securities within the benchmark, the Series benefited from a substantially underweighted position in the sector. In transportation ex air/rail, the Series had outstanding results, surpassing the benchmark sector’s returns by more than 23%, but the impact on Series’ performance was muted by the sector’s modest weighting in both the portfolio and benchmark.

Sector allocation also had a positive impact overall. In addition to the Series’ gain from underweighting the weak auto sector, it benefited from its minimal exposure to the deeply troubled homebuilders/real estate sector. Only partly offsetting this were overweighted positions in two relatively weak sectors — super retail and gaming. The negative aspects of an underweight to energy were offset by strong performance in holdings within the sector.

DIVERSIFIED INVESTORS PORTFOLIOS
MANAGEMENT REVIEW (Continued)

December 31, 2007
(Unaudited)

The Series’ major focus on B-rated bonds was constructive as they had above-benchmark returns and the portfolio’s holdings outperformed those in the high yield benchmark. Performance was boosted by the Series’ strong credit selection within intermediate duration bonds.

Balanced Series

The Balanced Series returned 1.79% for the year underperforming the 6.22% return of the hybrid benchmark, 60% S&P 500 Index and 40% Lehman Brothers Aggregate Index, and the 6.16% return of the Morningstar Moderate Allocation Universe Median. The Series’ equity portion had slim gains and trailed the benchmark S&P 500 Index. Weak stock selection detracted from performance almost across the board. Results were disappointing in the weak financials sector, but holdings in the information technology, energy, consumer staples, health care, telecommunication services and utilities sectors all trailed their benchmark sectors. Only industrials stocks outperformed their benchmark sector. Sector allocation had only a marginally negative impact on Series performance.

It was a turbulent and challenging year in the fixed income markets, and the Series’ fixed income portion was affected by the market dislocation that occurred as a result of the sub-prime mortgage collapse and the ensuing credit crunch. Performance was hurt by an overweight exposure to the mortgage-backed securities sector, as spreads widened and volatility surged. Performance was also held back by an emphasis on lower-quality credits as yield spreads spiked in the wake of the sub-prime lending crisis.

The Series’ managers continue to run a slightly long duration position as a hedge against deeper economic dislocation and ongoing volatility in non-Treasury bonds. The Series is also hedged against the possibility of rising inflation concerns through a moderate allocation to Treasury inflation-protected securities. As a further hedge, the Series added duration to short-term bonds in the belief the yield curve would steepen should the Federal Reserve ease interest rates more aggressively. At year-end, the Series’ largest sector overweight was in mortgage-backed securities, particularly agency pass-throughs, as they have historically been more insulated from default risk and have traditionally performed well during periods of slowing growth.

Value & Income Series

The Series lost 1.75% for the year, trailing the -0.17% return of the Russell 1000 Value Index and the 1.87% return of the Morningstar Large Value Universe. The Series’ underperformance relative to its large-capitalization value benchmark was primarily due to poor stock selection, particularly in the consumer discretionary sector. This was partially offset by positive performance in the information technology and industrials sectors relative to the benchmark. Sector allocation was also a slightly negative factor overall, with an overweighted position in the weak consumer discretionary sector and underweights in the strong energy and utilities sectors. On the other hand, a significantly underweighted position in the financials sector helped relative returns.

Large-cap financial stocks sold off precipitously last year, particularly those with direct exposure to the sub-prime mortgage market. These included Citigroup (-45%), Merrill Lynch & Co. (-41%) and Federal National Mortgage Association (Fannie Mae) (-30%). Citigroup and Merrill reported multi-billion-dollar mortgage-related losses and needed to record massive write-downs late in the year. Fannie Mae, which regulates the flow of U.S. mortgage funds, came crashing down in November thanks to the U.S. housing market’s growing problems and the much tighter credit market. Consumer electronics retailer Circuit City (-76%) was hit hard by a slowdown in the sales of flat screen and projection televisions and an overall loss of market share.

Oil giants Chevron Corp. (31%), Exxon Mobil (24%), and ConocoPhillips (25%) all had highly profitable years and their shareholders were rewarded. Holding large amounts of all three stocks helped the Series to partly offset

DIVERSIFIED INVESTORS PORTFOLIOS
MANAGEMENT REVIEW (Continued)

December 31, 2007
(Unaudited)

the negative impact of losses in financials. Booming sales and higher profit margins due to soaring oil prices boosted the performance of all three stocks.

Value Series

The Series lost 11.06% for the year, trailing the 0.17% loss of the Russell 1000 Value Index and the 1.87% return of the Morningstar Large Value Universe. The Series’ poor performance relative to its benchmark was due in equal part to stock selection and sector allocation. By far the most damaging element was stock selection within the consumer discretionary sector. The financials sector was another area where the Series’ holdings lagged the benchmark’s results. Partly offsetting these areas of disappointment were positive stock selection in utilities and information technology. The portfolio was also underweight the energy sector, which gained 32% in the benchmark index. Performance was further held back by a large overweighted position in the weak consumer discretionary sector. Several stocks that had the worst impact on performance were related to the sub-prime mortgage meltdown and its subsequent drag on residential home construction and home financing. Long-term holdings, Centex (-55%), Pulte Homes (-68%) and Lennar Corp. (-61%) were adversely affected by the sharp decline in the housing market. Within the financial sector, Washington Mutual (-68%), one of the largest home lenders sold off dramatically in the fourth quarter. In addition to lost business and the need to boost loan loss provisions related to mortgage business, Washington Mutual shares fell on the news that the New York state attorney general was investigating the firm for inflated home appraisals.

Computer software giant Microsoft (21%) performed well, with strong profits and sales, including its Xbox video game system. Flowserve Corp. (99%), a manufacturer of industrial pumps and valves, that serves the booming oil and gas industry among others, exceeded expectations on very strong global sales growth. Diversified insurance firm Unum Group (16%) was rewarded for consistently exceeded income forecasts.

Growth & Income Series

The Series gained 2.11% for the year, lagging the 5.50% return of the S&P 500 Index and the 12.86% return of the Morningstar Large Growth Universe Median. The Series’ relative underperformance primarily came from poor stock selection in the financials, information technology and consumer staples sectors. Although the Series’ energy holdings gained 24.8% overall, they lagged the 34.4% return of the energy sector within the benchmark. That was offset only slightly by better performance relative to the benchmark within the industrials and materials sectors. Sector allocation had only a minor negative impact, with that coming from a slight overweight in the weak consumer discretionary sector and a minor underweight in consumer staples, a sector that performed well.

Financial services firms sold off dramatically last year, with many hurting from direct or even indirect exposure to the downtrodden sub-prime mortgage market. Both Washington Mutual (-68%) and Citigroup (-45%) were caught in that downdraft. Washington Mutual was also the subject of a probe into its home appraisals, which were alleged to be artificially high. Telecommunications firm Sprint Nextel (-30%) suffered from a mix of poor operational execution and strong competition. Time Warner (-23%), the large media company, saw its stock price fall partly as a result of slow growth and increased competition in the cable industry.

Diversified oil giant Exxon Mobil (24%) enjoyed a strong year thanks to soaring oil prices, booming sales and healthy profit margins. Computer and consumer electronics firm Apple (133%) had a spectacular year, with strong sales in its line of Mac computers on top of the huge popularity of its iPods and iPhones. Computer software maker Microsoft (21%) performed well also, with strong profits and sales, including its Xbox video game system.

DIVERSIFIED INVESTORS PORTFOLIOS
MANAGEMENT REVIEW (Continued)

December 31, 2007
(Unaudited)

Equity Growth Series

The Series advanced 12.25% for the year, outpacing the 11.81% return of the Russell 1000 Growth Index but trailing the 12.86% return of the Morningstar Large Growth Universe Median. The Series owed its performance to strong stock selection, some of which was offset by poor sector allocation. The three sectors where stock picking made the greatest positive impact were energy, materials and consumer discretionary. In materials and energy, the Series had returns of 70% and 57%, respectively, compared to benchmark gains of 39% in each of those sectors. Stock selection was also strong in telecommunications services, but that sector had a limited impact on performance because of a portfolio weighting of less than 2%. The Series lost some ground because of overweighted positions in the poor performing telecommunications and consumer discretionary sectors and underweights in the more robust consumer staples and information technology sectors.

Computer and consumer electronics firm Apple (133%) had a spectacular year, with strong sales in its line of Mac computers on top of the huge popularity of its iPods and iPhones. Agricultural firm Monsanto (114%) had very healthy sales growth, as it benefited from strong global demand for corn-based ethanol. Oilfield services company Schlumberger (57%) had consistently strong revenues and income in a very robust industry. Search engine firm Google (50%) continued to outperform expectations, recording yet another very positive year. The company also increased its revenue and net income by acquiring several companies and forming new partnerships.

Cable provider Comcast Corp (-35%) was hurt by slower subscriber growth and competition from telephone companies. Toyota Motor Corp. (-21%) had a successful year in sales, surpassing Ford as the number two car seller in the United States, but this was not reflected in its stock price. Biotechnology leader Genentech (-17%) suffered from disappointing sales growth, increased competition and concerns about political obstacles relating to generic drugs.

Aggressive Equity Series

The Series returned 28.50% for the year, easily outpacing the 11.81% return of the Russell 1000 Growth Index and the 12.86% return of the Morningstar Large Growth Universe Median. The Series owed its performance to strong stock selection. Performance was significantly stronger than the benchmark in seven sectors — industrials, health care, consumer discretionary, financials, information technology, materials and telecommunications services. The two most notable contributing sectors were industrials and health care. In industrials, the Series notched a gain of 60% vs. the benchmark sector’s 14% return. In health care, the Series’ holdings outperformed the sector’s representation within the index by 29%. In terms of absolute performance, materials was the leading sector by far, with an astounding 105% gain. However, materials had little impact on the Series’ overall performance because of a very minor (2.3%) weighting.

Computer and consumer electronics firm Apple (133%) contributed handsomely, benefiting from strong sales in its line of Mac computers as well as the huge popularity of its iPods and iPhones. Intuitive Surgical (238%), a manufacturer of robotic arm surgical instruments, enjoyed very strong year-over-year growth in profit and revenues. Solar power product provider Sunpower Corp (250%) benefited from very rapid sales and profits growth as it continued to fire on all cylinders. Similarly, First Solar Inc. (157%), a manufacturer of solar modules to convert sunlight into electricity, experienced very dynamic bottom-line and top-line growth. Search engine firm Google (50%) continued to outperform expectations, recording yet another very positive year. The company also increased its revenue and net income by acquiring several companies and forming new partnerships.

Akamai Technologies (-36%), which supports the delivery of content and applications over the Internet, was punished by the market despite strong growth in profits and sales. Varian Semiconductor (-29%), a supplier of

DIVERSIFIED INVESTORS PORTFOLIOS
MANAGEMENT REVIEW (Continued)

December 31, 2007
(Unaudited)

processing equipment used in manufacturing semiconductors, saw its stock price slide in late October after not meeting earnings expectations. Nutri/System (-32%), which markets a weight loss system, lost ground as its earnings forecast shrunk due to hefty competition.

Mid-Cap Value Series

The Series gained 2.62% for the year, outperforming the -1.42% return of the Russell Midcap Value Index and the 0.97% return of the Morningstar MidCap Value Universe Median. The Series’ strong relative performance was due to good stock selection in several sectors as well as positive sector allocation. The greatest impact in both factors was exhibited in the financials and industrials sectors. Stock selection was also positive in the utilities and information technology sectors. The only sectors where poor stock selection detracted notably from performance were energy and materials. Even there, however, absolute returns were positive. Energy holdings gained 31% compared with 46% in the benchmark, while materials stocks gained 20% overall in the portfolio compared with 27% in the benchmark index.

The Series benefited from an overweighted position in industrials, which had decent market performance, and an underweight in financials, which was the weakest sector in 2007 because of fallout related to the sub-prime mortgage crisis. There was a slight drag on performance caused by underweighted positions in the energy and the materials sectors, which also did well.

Aerospace supplier Goodrich Corp. (57%) enjoyed strong sales of its aerospace components along with improved operating efficiencies, both of which led to higher profits. Trane Inc. (47%), formerly American Standard Companies, a manufacturer of heating, ventilation and air conditioning (HVAC) systems, received a boost from its announced acquisition by diversified industrial firm Ingersoll-Rand. Energy marketer PPL Corp. (49%) benefited from higher profit margins in the robust energy sector. Aircraft manufacturer Textron (54%) soared to higher profits with a tailwind of greater demand in its helicopter and jet aircraft business.

Like so many other financial services firms, MBIA (-74%) sold off dramatically from the sub-prime mortgage debacle. The stock of semiconductor company LSI Corp. (-41%) slid when LSI announced substantial restructuring costs after acquiring a rival chip-maker, Agere Systems. IStar Financial (-42%), a commercial real estate finance firm, was hurt by reduced earnings expectations related to the overall downturn in the real estate industry.

Mid-Cap Growth Series

The Mid-Cap Growth Series gained 30.42% for the year, strongly outpacing the 11.42% return of the Russell Midcap Growth Index and the 14.68% return of the Morningstar Mid Cap Growth Universe Median. The Series profited from outstanding stock selection, which was only slightly offset by sub-par sector allocation. The most dramatic gains due to stock picking were made in the industrials sector, along with consumer discretionary, health care, materials and, to a lesser degree, financials and information technology. Consumer staples was the only sector where stock selection hurt returns. The two places where sector allocation held back returns were an underweight in the top-performing energy sector and an overweighted position in the weak consumer staples sector.

Intuitive Surgical (238%), a manufacturer of robotic arm surgical instruments, enjoyed very strong year-over-year growth in profit and revenues. Owens-Illinois (132%), a glass container maker, benefited from strong sales, better-than-expected profit margins and favorable currency exchange rates. Cameron International (81%), an oil and gas industry equipment supplier, saw its stock rise steadily as demand for its equipment rose due to an increase in drilling and production activities. Chicago Bridge & Iron (122%), an engineering and construction company, logged higher profits, building on strong demand from the oil and gas industry. First Solar (170%), a manufacturer of solar modules to convert sunlight into electricity, experienced very dynamic bottom-line and top-line growth.

DIVERSIFIED INVESTORS PORTFOLIOS
MANAGEMENT REVIEW (Continued)

December 31, 2007
(Unaudited)

Clearwire Corp. (-50%), which provides wireless broadband connectivity, fell because of heavy expenses that overrode strong revenue growth. Phillips Van Heusen (-31%), an apparel maker, tumbled because of softening consumer demand. Varian Semiconductor (-26%), a supplier of processing equipment used in manufacturing semiconductors, saw its stock price slide in late October after not meeting earnings expectations.

Small-Cap Value Series

The Series lost 7.74% for the year, but was ahead of the 9.77% decline in the Russell 2000 Value Index. The Morningstar Small Cap Value Universe Median was down 6.41% for the year. The year was an unfavorable one within the small-capitalization value segment, as it trailed all other U.S. stock market segments. The Series’ relative performance came equally from stock picking and sector allocation. The Series outperformed the index in the consumer discretionary, information technology and financials sectors, due largely to stock selection. However, it lagged in the materials and consumer staples sectors. In materials, the Series’ holdings underperformed the benchmark sector, but the impact was minimized by the portfolio’s small allocation to the sector. However, this underweighted position within the strong-performing materials sector (24% benchmark return) hurt results from a sector allocation perspective. This was partly offset by an underweight in the troubled financials sector and an overweight in health care, which was in good condition for the quarter.

Generic drug-maker Perrigo (104%) gained from posting a higher profit and having a patent suit for a heartburn drug settled by a partner firm. United Industrial (60%), an aerospace and defense supplier, benefited from strong sales and its acquisition by Textron. Exponent (45%), an engineering consulting firm, enjoyed very strong revenue growth in a number of its businesses and improved profit margins.

Pantry (-44%), a convenience store chain, announced disappointing earnings for the year and subsequently sold-off. Syneron Medical (-51%), which provides non-invasive aesthetic medical products, stumbled late in the year on the delayed launch of a cellulite treatment system and an anti-wrinkle applicator. Mannatech (-56%), a nutritional supplement maker, was weakened by a lawsuit from the Texas attorney general, claiming it had used deceptive trade practices.

Special Equity Series

The Series lost 4.49% for the year, trailing the Russell 2000 Index, which had a 1.57% decline and the Morningstar Small Cap Blend Universe Median of -1.77%. The Series’ underperformance was mainly due to weak stock selection as well as mildly unfavorable sector allocation. Stock selection was a negative factor in the health care, industrials and information technology sectors. However, good performance relative to the index helped in the financials and materials sectors. Unfortunately, the impact of a 54% return within the materials sector — compared with 26% in the benchmark — was quite small because of the portfolio’s modest weighting in that sector. That underweighting detracted from performance from a sector allocation viewpoint as did an overweighted position in the volatile financials sector.

Two financials holdings were among the Series’ biggest losers — RAIT Financial Trust (-71%) and E* Trade Financial (-78%). RAIT, a real estate investment trust, was hurt by its exposure to faulty collateralized debt obligations tied to American Home Mortgage, a bankrupt home lender. E*Trade, an online brokerage, saw its price decline after announcing higher loan loss provisions and slower business growth. Nutri/System (-57%), which markets a weight loss system, lost ground as its earnings forecast shrunk due to an unfavorable competitive landscape. Shares of Quiksilver (-46%), a sportswear and sporting goods company, sold-off in December on a loss due to charges related to discontinued operations and forecasts of challenges that lie ahead.

DIVERSIFIED INVESTORS PORTFOLIOS
MANAGEMENT REVIEW (Continued)

December 31, 2007
(Unaudited)

Fertilizer makers CF Holdings (178%) and Terra Industries (163%) benefited greatly from strong global demand and U.S. subsidies for corn production to be used for ethanol. Crocs (70%), the maker of popular footwear, saw its revenue and profit increase rapidly as global demand for its products was very strong.

Small-Cap Growth Series

The Series returned 8.64% for the year, outpacing the 7.04% gain of the Russell 2000 Growth Index as well as the 7.99% gain of the Morningstar Small Cap Growth Universe Median. The Series’ outperformance was largely due to favorable stock selection. Two sectors — industrials and information technology — were almost entirely responsible for the outperformance. Holdings in the industrials sector returned 19.6% for the Series compared with 10.1% for the benchmark sector. Similarly, the portfolio’s information technology holdings out gained those in the benchmark 14.0% to 7.8% Adding to these strong gains were slightly positive stock selection in the health care and consumer staples sectors. These were partly negated by relatively weak results in the materials and financials sectors.

Aquantive Inc. (152%) an online advertising firm, gained substantially when it was acquired by Microsoft in August. FTI Consulting (121%), a global business consulting firm, had strong growth in revenues, reflecting its aggressive global growth stemming from a number of foreign acquisitions and increased demand for its services. Priceline.com (163%), an online travel firm, was rewarded for greatly exceeding expectations. M&F Worldwide (158%), a provider of checks and operational services in the banking industry, gained from its merger with check provider Harland.

Wet Seal (-65%), a teen clothing retailer, registered a loss as a result of weak same-store sales in a challenging retail sales environment. LJ International (-61%), a marketer of gemstones, stumbled on news of several class action lawsuits filed against the firm for issuing false and misleading statements. Digital River (-40%) a provider of global e-commerce services, fell on delays of the launch of Symantec’s global subscription business and other business slowdowns or delays.

International Equity Series

The International Equity Series gained 11.69% for the year, trailing the 12.92% return of the MSCI World ex-US Index and the 12.32% return of the Morningstar Foreign Large Blend Universe Median. The year was a good one for international stocks generally, with the majority of countries in the index posting positive returns. Notable exceptions were Ireland and Japan; both countries were hurt late in the year by their large exposure to the financial sector. It was an outstanding year for emerging markets, as well, with the MSCI Emerging Markets Index posting a 36.48% gain for 2007.

While the Series does have some exposure to the emerging markets, the primary driver of returns was strong stock selection across multiple countries and sectors. On a relative basis, the portfolio benefited from strong performance in the information technology and the industrial sectors. Within the information technology sector, portfolio holdings returned 32.35% versus 11.07% for the benchmark holdings. These returns were largely driven by Nokia (+75.12%), Nintendo (+134.23%) and an out-of-benchmark position in Research in Motion (+166.24%).

Within the industrial sector, portfolio holdings returned 29.65% versus 17.87% for the benchmark. Notable positions in this sector included Vestas Wind Systems (+156.28%) and Suntech Power Holdings (+77.35%).

On a somewhat more negative note, the Series’ holdings in the consumer discretionary sector detracted from returns on both an absolute and a relative basis. The Series’ holdings returned -1.95%, while the benchmark’s positions returned 5.08%. Arcandor AG (-26.83%), Germany’s largest department store chain accounted for much of this underperformance, as did positions in Sony Corp (-10.62%) and Porsche Auto (-7.12%).

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DIVERSIFIED INVESTORS PORTFOLIOS
STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2007

		High	Inflation-
	Money	Quality	Protected
	Market	Bond	Securities(1)

Assets:
Securities, at value, including investments held as collateral for securities out on loan (Notes 2 and 4)	$879,815,045	$894,562,680	$156,101,970
Repurchase agreements (cost equals market value)	165,334,138	14,024,289	6,413,422
Cash at broker	—	—	—
Foreign currency holdings, at value (cost $4,992 and $27,137,049, respectively)	—	—	5,100
Receivable for securities sold	—	—	10,901,807
Receivable for principal paydowns	—	43,386	—
Unrealized appreciation on foreign currency forward contracts (Note 8)	—	—	—
Swap contracts, at value	—	—	—
Variation margin receivable	—	—	5,487
Interest receivable	5,944,892	6,726,909	1,208,707
Dividends receivable	—	—	—
Foreign tax reclaim receivable	—	—	—
Receivable from Advisor	—	—	14,932
Receivable from securities lending (net)	—	19,255	—

Total assets	1,051,094,075	915,376,519	174,651,425

Liabilities:
Due to Advisor	—	—	—
Due to Custodian	—	—	7,170
Due to Broker for swap contracts	—	—	—
Collateral for securities out on loan	—	81,761,901	15,142,100
Payable for securities purchased	—	—	10,397,288
Securities sold short, at value (proceeds $167,288,668)	—	—	—
Written options, at value (premium $123,969, $198,268 and $75,443, respectively)	—	—	—
Swap contracts, at value (premium received $345,011)	—	—	—
Unrealized depreciation on foreign currency forward contracts (Note 8)	—	—	6,102
Variation margin payable	—	—	—
Accrued investment advisory fees	220,650	248,126	43,999
Accrued expenses	77,320	75,253	41,370
Contingent liability (Note 6)	—	—	—

Total liabilities	297,970	82,085,280	25,638,029

Net assets	$1,050,796,105	$833,291,239	$149,013,396

Securities, at cost	$879,815,045	$892,751,400	$150,910,949

(1)	Formerly, Intermediate Government Bond. Name changed May 1, 2007 (Note 1).

See notes to financial statements.

	Total	High
Core	Return	Yield		Value &
Bond	Bond	Bond	Balanced	Income	Value

$2,299,237,280	$468,421,691	$502,812,747	$352,104,405	$3,342,054,313	$143,669,446
39,004,146	43,753,077	27,708,526	1,057,415	66,991,506	6,665,697
—	2,055,237	—	1,587,089	—	—

27,203,788	—	—	—	—	—
248,771,408	7,369,805	—	386,437	32,385,567	—
46,169	91,511	—	16,792	—	—
70,805	40,602	—	22,557	—	—
42,696,671	—	—	—	—	—
—	—	—	—	—	—
16,726,969	2,987,086	10,627,278	1,089,420	31,441	1,700
—	1,137	—	227,904	4,337,802	174,462
—	—	—	—	49	—
—	8,155	—	14,810	—	1,158
8,120	7,709	—	—	—	1,036

2,673,765,356	524,736,010	541,148,551	356,506,829	3,445,800,678	150,513,499

—	—	—	—	6,925	—
—	—	—	247,304	50,155	—
3,800,000	—	—	—	—	—
20,483,129	24,138,321	—	11,679,276	206,427,670	8,440,760
209,593,811	108,965,468	2,108,812	24,900,559	72,787,602	404,913
167,626,566	—	—	—	—	—

94,937	450,797	—	176,031	—	—
21,389,076	—	—	—	—	—
471,898	94,190	—	38,541	—	—
581,820	628,564	—	620,330	—	—
663,017	114,205	251,529	123,747	1,221,683	60,444
181,586	56,969	61,192	85,858	281,868	41,456
—	—	—	—	—	—

424,885,840	134,448,514	2,421,533	37,871,646	280,775,903	8,947,573

$2,248,879,516	$390,287,496	$538,727,018	$318,635,183	$3,165,024,775	$141,565,926

$2,281,775,217	$473,414,435	$525,640,666	$341,237,658	$2,998,961,495	$169,516,747

DIVERSIFIED INVESTORS PORTFOLIOS
STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2007

	Growth &	Equity	Aggressive
	Income	Growth	Equity

Assets:
Securities, at value, including investments held as collateral for securities out on loan (Notes 2 and 4)	$946,180,668	$2,464,365,656	$455,758,068
Repurchase agreements (cost equals market value)	7,080,636	72,528,255	4,360,811
Foreign currency holdings, at value (cost $6,187,368)	—	—	—
Receivable for securities sold	—	21,722,339	—
Unrealized appreciation on foreign currency forward contracts (Note 8)	—	—	—
Interest receivable	6,592	20,230	4,211
Dividends receivable	1,005,684	2,859,801	113,165
Foreign tax reclaim receivable	—	238,683	15,799
Receivable from Advisor	—	—	—
Receivable from securities lending (net)	—	—	29,435

Total assets	954,273,580	2,561,734,964	460,281,489

Liabilities:
Due to Advisor	12,388	9,508	5,651
Due to Custodian	897,770	13,027	—
Collateral for securities out on loan	49,509,121	106,513,377	31,770,694
Payable for securities purchased	—	8,968,181	803,340
Unrealized depreciation on foreign currency forward contracts (Note 8)	—	10,710	—
Variation margin payable	10,325	—	—
Accrued investment advisory fees	469,420	1,296,358	279,878
Accrued expenses	112,735	162,950	48,932
Contingent liability (Note 6)	—	—	—

Total liabilities	51,011,759	116,974,111	32,908,495

Net assets	$903,261,821	$2,444,760,853	$427,372,994

Securities, at cost	$890,061,642	$2,219,037,143	$366,346,064

See notes to financial statements.

Mid-Cap	Mid-Cap	Small-Cap	Special	Small-Cap	International
Value	Growth	Value	Equity	Growth	Equity

$1,099,544,561	$380,091,021	$223,213,189	$1,147,956,807	$196,521,383	$2,385,206,044
30,287,152	3,822,912	3,558,021	30,010,481	3,273,334	21,533,562
—	—	—	—	—	6,203,030
1,654,876	—	710,730	1,610,778	844,867	4,424,124
—	—	—	—	—	9,468
20,336	5,839	5,318	29,762	4,124	20,089
2,344,422	65,401	440,828	1,446,767	57,074	1,687,194
54	501	—	—	—	1,401,055
7,272	—	17,240	—	8,738	—
—	29,759	30,912	104,187	360	9,078

1,133,858,673	384,015,433	227,976,238	1,181,158,782	200,709,880	2,420,493,644

—	1,872	—	15,085	—	7,260
9,868	—	—	—	—	—
135,672,142	46,035,620	41,860,487	225,270,316	32,007,250	150,909,501
9,338,587	543,267	809,735	4,886,850	1,719,104	3,499,738
—	—	—	—	—	49,391
—	—	—	4,950	—	—
565,004	204,882	131,267	658,644	123,826	1,449,437
95,862	40,888	38,144	125,474	42,379	516,803
—	—	—	—	—	—

145,681,463	46,826,529	42,839,633	230,961,319	33,892,559	156,432,130

$988,177,210	$337,188,904	$185,136,605	$950,197,463	$166,817,321	$2,264,061,514

$1,098,641,825	$312,482,061	$241,655,247	$1,166,574,840	$186,550,985	$1,995,795,084

DIVERSIFIED INVESTORS PORTFOLIOS
STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2007

		High	Inflation-
	Money	Quality	Protected
	Market	Bond	Securities(1)

Investment income (Note 2):
Interest income	$52,279,104	$40,177,503	$8,097,451
Securities lending income (net)	—	90,651	62,727
Dividend income	—	—	—
Less: foreign withholding taxes	—	—	—

Total income	52,279,104	40,268,154	8,160,178

Expenses (Note 2):
Investment advisory fees	2,470,667	2,964,178	504,521
Custody fees	179,609	181,861	43,215
Audit fees	25,088	27,454	29,683
Legal fees	9,790	8,171	23,001
Reports to shareholders	7,761	6,826	1,047
Other fees	25,520	21,536	3,416

Total expenses	2,718,435	3,210,026	604,883
Expenses reimbursed by the Advisor	—	—	(28,288)

Net expenses	2,718,435	3,210,026	576,595

Net investment income (loss)	49,560,669	37,058,128	7,583,583

Realized and unrealized gains (losses) on investments (Note 2):
Net realized gains (losses) on transactions from:
Securities	—	(1,923,414)	(68,196)
Swap contracts	—	—	—
Futures	—	—	881,554
Written options	—	—	(25,193)
Foreign currency transactions	—	—	16,933
Change in net unrealized appreciation (depreciation) on:
Securities	—	8,617,100	5,178,149
Futures	—	—	40,010
Written options	—	—	—
Short sales	—	—	—
Swap contracts	—	—	—
Foreign currency translations	—	—	(5,995)

Net realized and unrealized gains (losses) on investments	—	6,693,686	6,017,262

Net increase (decrease) in net assets resulting from operations	$49,560,669	$43,751,814	$13,600,845

(1)	Formerly, Intermediate Government Bond. Name changed May 1, 2007 (Note 1).

See notes to financial statements.

	Total
Core	Return	High Yield		Value &
Bond	Bond	Bond	Balanced	Income	Value

$112,094,674	$15,173,349	$46,317,717	$8,350,574	$2,632,712	$280,605
74,235	80,148	—	40,660	427,366	106,684
—	7,735	243,164	3,974,776	73,276,270	2,667,441
—	—	—	—	(117,479)	(3,791)

112,168,909	15,261,232	46,560,881	12,366,010	76,218,869	3,050,939

7,565,607	979,640	2,991,943	1,652,426	15,877,576	739,305
575,304	134,139	132,256	213,450	630,520	56,150
28,073	31,637	28,307	30,013	28,326	31,700
22,050	3,999	9,977	4,850	284,180	2,365
17,554	1,821	4,291	734	28,086	1,009
53,835	5,700	13,932	10,943	100,217	3,444

8,262,423	1,156,936	3,180,706	1,912,416	16,948,905	833,973
—	(37,347)	—	(76,387)	(935)	(20,757)

8,262,423	1,119,589	3,180,706	1,836,029	16,947,970	813,216

103,906,486	14,141,643	43,380,175	10,529,981	59,270,899	2,237,723

1,613,025	2,491,296	2,952,445	23,853,101	217,908,338	11,397,018
(6,958,491)	—	—	—	—	—
(10,986,521)	(138,634)	—	(1,229,894)	—	—
601,920	253,229	—	156,168	—	—
(671,561)	6,799	—	5,836	—	—

34,725,558	(4,902,953)	(36,569,793)	(25,339,060)	(321,315,389)	(32,193,627)
(557,797)	(492,038)	—	(194,590)	—	—
48,766	(255,269)	—	(105,594)	—	—
(1,274,030)	—	—	—	—	—
18,346,702	—	—	—	—	—
1,510,940	(62,108)	—	(26,976)	—	32

36,398,511	(3,099,678)	(33,617,348)	(2,881,009)	(103,407,051)	(20,796,577)

$140,304,997	$11,041,965	$9,762,827	$7,648,972	$(44,136,152)	$(18,558,854)

DIVERSIFIED INVESTORS PORTFOLIOS
STATEMENTS OF OPERATIONS (Continued)

For the Year Ended December 31, 2007

	Growth &	Equity	Aggressive
	Income	Growth	Equity

Investment income (Note 2):
Interest income	$453,592	$2,082,446	$134,566
Securities lending income (net)	199,992	302,329	358,933
Dividend income	17,606,844	28,915,602	1,987,378
Less: foreign withholding taxes	(17,130)	(330,191)	(17,624)

Total income	18,243,298	30,970,186	2,463,253

Expenses (Note 2):
Investment advisory fees	6,367,153	15,336,383	2,956,916
Custody fees	297,734	494,404	111,974
Audit fees	26,854	27,889	27,500
Legal fees	19,043	33,863	3,780
Reports to shareholders	8,747	20,639	2,585
Other fees	30,195	68,269	10,949

Total expenses	6,749,726	15,981,447	3,113,704
Expenses reimbursed by the Advisor	(2,107)	(1,414)	(41,955)

Net expenses	6,747,619	15,980,033	3,071,749

Net investment income (loss)	11,495,679	14,990,153	(608,496)

Realized and unrealized gains (losses) on investments (Note 2):
Net realized gains (losses) on transactions from:
Securities	107,079,379	348,335,738	61,547,685
Swap contracts	—	—	—
Futures	118,470	—	—
Written options	—	—	—
Foreign currency transactions	—	117,775	—
Change in net unrealized appreciation (depreciation) on:
Securities	(89,665,034)	(77,579,651)	34,636,483
Futures	(22,990)	—	—
Written options	—	—	—
Short sales	—	—	—
Swap contracts	—	—	—
Foreign currency translations	623	2,387	—

Net realized and unrealized gains (losses) on investments	17,510,448	270,876,249	96,184,168

Net increase (decrease) in net assets resulting from operations	$29,006,127	$285,866,402	$95,575,672

See notes to financial statements.

Mid-Cap	Mid-Cap	Small-Cap	Special	Small-Cap	International
Value	Growth	Value	Equity	Growth	Equity

$1,317,466	$312,310	$280,488	$1,111,559	$57,938	$1,093,309
285,000	306,043	439,591	1,741,484	134,044	737,929
20,231,843	1,024,150	4,089,362	13,240,171	618,115	74,291,655
(68,542)	(3,554)	—	—	—	(5,494,989)

21,765,767	1,638,949	4,809,441	16,093,214	810,097	70,627,904

7,044,321	2,249,015	1,787,887	9,060,023	1,467,190	17,026,492
248,583	60,142	46,392	412,328	61,450	2,491,766
21,702	23,298	23,477	30,015	13,708	30,375
23,893	4,447	21,732	22,428	9,973	28,476
10,065	1,721	1,500	2,175	371	18,190
29,580	8,651	6,045	31,890	4,741	63,765

7,378,144	2,347,274	1,887,033	9,558,859	1,557,433	19,659,064
(18,406)	(4,698)	(33,735)	(2,600)	(39,650)	(1,288)

7,359,738	2,342,576	1,853,298	9,556,259	1,517,783	19,657,776

14,406,029	(703,627)	2,956,143	6,536,955	(707,686)	50,970,128

107,279,128	53,287,127	12,414,521	128,170,653	18,244,723	308,594,249
—	—	—	—	—	—
—	—	—	(282,395)	—	—
—	—	—	—	—	—
(579)	—	—	—	—	(291,865)

(98,285,078)	30,493,595	(30,333,479)	(174,038,203)	(4,729,580)	(116,188,288)
—	—	—	78,107	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	75,039

8,993,471	83,780,722	(17,918,958)	(46,071,838)	13,515,143	192,189,135

$23,399,500	$83,077,095	$(14,962,815)	$(39,534,883)	$12,807,457	$243,159,263

DIVERSIFIED INVESTORS PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2007

		High	Inflation-
	Money	Quality	Protected
	Market	Bond	Securities(1)

From operations:
Net investment income (loss)	$49,560,669	$37,058,128	$7,583,583
Net realized gains (losses) on transactions from:
Securities	—	(1,923,414)	(68,196)
Swap contracts	—	—	—
Futures	—	—	881,554
Written options	—	—	(25,193)
Foreign currency transactions	—	—	16,933
Change in net unrealized appreciation (depreciation) on:
Securities	—	8,617,100	5,178,149
Futures	—	—	40,010
Written options	—	—	—
Short sales	—	—	—
Swap contracts	—	—	—
Foreign currency translations	—	—	(5,995)

Net increase (decrease) in net assets resulting from operations	49,560,669	43,751,814	13,600,845

From transactions in investors’ beneficial interests:
Contributions	2,954,349,154	284,629,480	72,255,744
Withdrawals	(2,879,054,327)	(312,713,241)	(87,524,361)

Net increase (decrease) in net assets resulting from transactions in investors’ beneficial interests	75,294,827	(28,083,761)	(15,268,617)

Net increase (decrease) in net assets	124,855,496	15,668,053	(1,667,772)
Net assets:
Beginning of year	925,940,609	817,623,186	150,681,168

End of year	$1,050,796,105	$833,291,239	$149,013,396

(1)	Formerly, Intermediate Government Bond. Name changed May 1, 2007 (Note 1).

See notes to financial statements.

	Total	High
Core	Return	Yield		Value &
Bond	Bond	Bond	Balanced	Income	Value

$103,906,486	$14,141,643	$43,380,175	$10,529,981	$59,270,899	$2,237,723

1,613,025	2,491,296	2,952,445	23,853,101	217,908,338	11,397,018
(6,958,491)	—	—	—	—	—
(10,986,521)	(138,634)	—	(1,229,894)	—	—
601,920	253,229	—	156,168	—	—
(671,561)	6,799	—	5,836	—	—

34,725,558	(4,902,953)	(36,569,793)	(25,339,060)	(321,315,389)	(32,193,627)
(557,797)	(492,038)	—	(194,590)	—	—
48,766	(255,269)	—	(105,594)	—	—
(1,274,030)	—	—	—	—	—
18,346,702	—	—	—	—	—
1,510,940	(62,108)	—	(26,976)	—	32

140,304,997	11,041,965	9,762,827	7,648,972	(44,136,152)	(18,558,854)

568,414,773	333,268,808	201,336,632	87,795,282	819,077,669	102,985,023
(537,661,703)	(74,659,704)	(174,702,497)	(158,457,872)	(1,148,860,468)	(44,143,149)

30,753,070	258,609,104	26,634,135	(70,662,590)	(329,782,799)	58,841,874

171,058,067	269,651,069	36,396,962	(63,013,618)	(373,918,951)	40,283,020

2,077,821,449	120,636,427	502,330,056	381,648,801	3,538,943,726	101,282,906

$2,248,879,516	$390,287,496	$538,727,018	$318,635,183	$3,165,024,775	$141,565,926

DIVERSIFIED INVESTORS PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

For the Year Ended December 31, 2007

	Growth &	Equity	Aggressive
	Income	Growth	Equity

From operations:
Net investment income (loss)	$11,495,679	$14,990,153	$(608,496)
Net realized gains (losses) on transactions from:
Securities	107,079,379	348,335,738	61,547,685
Swap contracts	—	—	—
Futures	118,470	—	—
Written options	—	—	—
Foreign currency transactions	—	117,775	—
Change in net unrealized appreciation (depreciation) on:
Securities	(89,665,034)	(77,579,651)	34,636,483
Futures	(22,990)	—	—
Written options	—	—	—
Short sales	—	—	—
Swap contracts	—	—	—
Foreign currency translations	623	2,387	—

Net increase (decrease) in net assets resulting from operations	29,006,127	285,866,402	95,575,672

From transactions in investors’ beneficial interests:
Contributions	165,902,628	418,682,402	153,288,730
Withdrawals	(450,667,179)	(786,705,407)	(204,159,316)

Net increase (decrease) in net assets resulting from transactions in investors’ beneficial interests	(284,764,551)	(368,023,005)	(50,870,586)

Net increase (decrease) in net assets	(255,758,424)	(82,156,603)	44,705,086
Net assets:
Beginning of year	1,159,020,245	2,526,917,456	382,667,908

End of year	$903,261,821	$2,444,760,853	$427,372,994

See notes to financial statements.

Mid-Cap	Mid-Cap	Small-Cap	Special	Small-Cap	International
Value	Growth	Value	Equity	Growth	Equity

$14,406,029	$(703,627)	$2,956,143	$6,536,955	$(707,686)	$50,970,128

107,279,128	53,287,127	12,414,521	128,170,653	18,244,723	308,594,249
—	—	—	—	—	—
—	—	—	(282,395)	—	—
—	—	—	—	—	—
(579)	—	—	—	—	(291,865)

(98,285,078)	30,493,595	(30,333,479)	(174,038,203)	(4,729,580)	(116,188,288)
—	—	—	78,107	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	75,039

23,399,500	83,077,095	(14,962,815)	(39,534,883)	12,807,457	243,159,263

375,357,719	87,068,838	55,225,734	275,074,602	53,591,068	730,849,563
(347,554,214)	(142,866,090)	(91,443,032)	(496,898,715)	(54,584,208)	(811,099,785)

27,803,505	(55,797,252)	(36,217,298)	(221,824,113)	(993,140)	(80,250,222)

51,203,005	27,279,843	(51,180,113)	(261,358,996)	11,814,317	162,909,041

936,974,205	309,909,061	236,316,718	1,211,556,459	155,003,004	2,101,152,473

$988,177,210	$337,188,904	$185,136,605	$950,197,463	$166,817,321	$2,264,061,514

DIVERSIFIED INVESTORS PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2006

		High	Inflation-
	Money	Quality	Protected
	Market	Bond	Securities(1)

From operations:
Net investment income (loss)	$42,013,106	$32,679,639	$8,427,753
Net realized gains (losses) on transactions from:
Securities	3,069	(3,537,144)	(4,284,109)
Swap contracts	—	—	—
Futures	—	—	—
Written options	—	—	—
Foreign currency transactions	—	—	—
Change in net unrealized appreciation (depreciation) on:
Securities	—	5,974,556	1,003,748
Futures	—	—	—
Written options	—	—	—
Short sales	—	—	—
Swap contracts	—	—	—
Foreign currency translations	—	—	—

Net increase (decrease) in net assets resulting from operations	42,016,175	35,117,051	5,147,392

From transactions in investors’ beneficial interests:
Contributions	3,826,219,117	473,191,503	61,946,831
Withdrawals	(3,708,071,941)	(479,084,534)	(177,519,578)

Net increase (decrease) in net assets resulting from transactions in investors’ beneficial interests	118,147,176	(5,893,031)	(115,572,747)

Net increase (decrease) in net assets	160,163,351	29,224,020	(110,425,355)
Net assets:
Beginning of year	765,777,258	788,399,166	261,106,523

End of year	$925,940,609	$817,623,186	$150,681,168

(1)	Formerly, Intermediate Government Bond. Name changed May 1, 2007 (Note 1).

See notes to financial statements.

	Total	High
Core	Return	Yield		Value &
Bond	Bond	Bond	Balanced	Income	Value

$92,310,620	$3,955,397	$35,746,824	$10,580,519	$47,215,411	$769,673

(15,300,239)	326,862	4,415,516	17,865,917	237,630,133	3,727,354
(2,724,944)	—	—	—	—	—
8,144,851	15,462	—	(45,252)	—	—
536,040	31,702	—	60,625	—	—
264,388	(31,694)	(4,253)	(117,991)	—	—

181,854	(63,335)	11,570,829	14,431,295	327,033,667	5,766,022
(2,947,122)	(15,115)	—	21,196	—	—
(136,174)	2,740	—	5,006	—	—
1,503,739	—	—	—	—	—
3,305,904	—	—	—	—	—
(1,473,081)	6,996	2,243	50,342	—	(33)

83,665,836	4,229,015	51,731,159	42,851,657	611,879,211	10,263,016

642,373,668	97,088,124	179,319,765	89,543,901	898,961,139	71,879,254
(701,111,090)	(50,753,571)	(144,748,123)	(161,494,412)	(989,956,921)	(15,997,876)

(58,737,422)	46,334,553	34,571,642	(71,950,511)	(90,995,782)	55,881,378

24,928,414	50,563,568	86,302,801	(29,098,854)	520,883,429	66,144,394

2,052,893,035	70,072,859	416,027,255	410,747,655	3,018,060,297	35,138,512

$2,077,821,449	$120,636,427	$502,330,056	$381,648,801	$3,538,943,726	$101,282,906

DIVERSIFIED INVESTORS PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

For the Year Ended December 31, 2006

	Growth &	Equity	Aggressive
	Income	Growth	Equity

From operations:
Net investment income (loss)	$12,883,130	$10,764,574	$(650,069)
Net realized gains (losses) on transactions from:
Securities	90,273,462	151,657,940	27,520,364
Swap contracts	—	—	—
Futures	126,420	—	—
Written options	—	—	—
Foreign currency transactions	—	893	—
Change in net unrealized appreciation (depreciation) on:
Securities	26,080,459	(62,370,923)	(3,115,975)
Futures	27,131	—	—
Written options	—	—	—
Short sales	—	—	—
Swap contracts	—	—	—
Foreign currency translations	87	15	—

Net increase (decrease) in net assets resulting from operations	129,390,689	100,052,499	23,754,320

From transactions in investors’ beneficial interests:
Contributions	289,738,820	619,135,082	140,452,458
In-Kind Transfer (Note 2P)	—	—	—
Withdrawals	(438,868,133)	(779,652,186)	(163,667,930)

Net increase (decrease) in net assets resulting from transactions in investors’ beneficial interests	(149,129,313)	(160,517,104)	(23,215,472)

Net increase (decrease) in net assets	(19,738,624)	(60,464,605)	538,848
Net assets:
Beginning of year	1,178,758,869	2,587,382,061	382,129,060

End of year	$1,159,020,245	$2,526,917,456	$382,667,908

See notes to financial statements.

Mid-Cap	Mid-Cap	Small-Cap	Special	Small-Cap	International
Value	Growth	Value	Equity	Growth	Equity

$9,167,028	$(937,487)	$639,914	$3,607,626	$(438,967)	$33,424,401

62,499,240	15,761,237	20,567,140	138,381,086	(3,321,892)	212,988,414
—	—	—	—	—	—
—	—	—	303,934	—	—
—	—	—	—	—	—
234	—	—	—	—	617,122

59,305,077	(10,452,049)	(1,285,523)	(3,739,450)	14,657,485	209,750,250
—	—	—	103,313	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	6	—	57,605

130,971,579	4,371,701	19,921,531	138,656,515	10,896,626	456,837,792

367,313,600	128,657,239	73,958,616	448,521,133	56,928,632	652,020,924
—	—	—	(80,105,926)	—	—
(202,842,512)	(106,070,321)	(76,312,650)	(592,187,172)	(45,725,788)	(729,492,392)

164,471,088	22,586,918	(2,354,034)	(223,771,965)	11,202,844	(77,471,468)

295,442,667	26,958,619	17,567,497	(85,115,450)	22,099,470	379,366,324

641,531,538	282,950,442	218,749,221	1,296,671,909	132,903,534	1,721,786,149

$936,974,205	$309,909,061	$236,316,718	$1,211,556,459	$155,003,004	$2,101,152,473

MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS

December 31, 2007

Principal		Value

	Commercial Paper — 11.9%
$51,310,000	Bank of America Corp., 4.87%, 04/15/08	$50,581,932
29,890,000	ING Funding LLC (US), 5.45%, 01/07/08	29,862,849
44,740,000	JPMorgan Chase & Company, 4.95%, 04/01/08	44,180,191

	Total Commercial Paper (Cost $124,624,972)	124,624,972

	Domestic Certificates of Deposit — 4.2%
21,880,000	Citibank NA, 4.90%, 01/24/08	21,880,000
21,880,000	Citibank NA, 4.68%, 04/24/08	21,880,000

	Total Domestic Certificates of Deposit (Cost $43,760,000)	43,760,000

	Yankee Certificates of Deposit — 38.0%
32,090,000	BNP Paribas — New York Branch, 4.68%, 04/28/08	32,090,000
42,230,000	Barclays Bank PLC, 5.25%, 03/03/08	42,230,000
46,500,000	Calyon — New York Branch, 5.33%, 01/15/08	46,500,000
10,440,000	Canadian Imperial Bank, 4.90%, 05/22/08	10,440,000
37,730,000	Credit Suisse First Boston — New York Branch, 5.20%, 04/14/08	37,730,000
36,000,000	Deutsche Bank AG — New York Branch, 4.70%, 02/04/08	36,000,000
40,000,000	Dexia Credit Local SA, 4.83%, 02/08/08	40,000,000
15,370,000	Dresdner Bank AG — New York Branch, 5.30%, 01/10/08	15,370,000
43,000,000	Fortis Bank — New York Branch, 4.77%, 01/31/08	43,000,000
17,170,000	Rabobank Nederland, 4.59%, 04/09/08	17,170,000
17,170,000	Rabobank Nederland, 4.50%, 05/09/08	17,170,000
25,275,000	Societe Generale New York, 5.20%, 02/04/08	25,275,000
18,280,000	Toronto Dominion Bank, 4.80%, 03/13/08	18,280,000
18,280,000	Toronto Dominion Bank, 4.70%, 05/13/08	18,280,000

	Total Yankee Certificates of Deposit (Cost $399,535,000)	399,535,000

	US Government Agency Securities — 14.4%
	Fannie Mae — 4.9%
52,000,000	4.18%, 03/31/08	51,456,600

	Federal Home Loan Bank — 4.9%
51,910,000	4.34%, 02/15/08	51,628,388

	Freddie Mac — 4.6%
47,850,000	4.29%, 01/08/08	47,810,085

	Total US Government Agency Securities (Cost $150,895,073)	150,895,073

	Corporate Notes — 13.7%
16,900,000	American Express Credit Corp., Series MTNB, Variable Rate, 5.35%, 03/05/08 (1)	16,900,000
44,000,000	Bank of Montreal — Chicago Branch, Variable Rate, 5.20%, 06/06/08 (1)	44,000,000
24,250,000	Merrill Lynch & Company, Inc., Variable Rate, 4.98%, 08/22/08 (1)	24,250,000
33,850,000	Morgan Stanley, Series EXLS, Variable Rate, 5.35%, 06/02/08 (1)	33,850,000
25,000,000	Societe Generale New York, Variable Rate, 4.63%, 03/27/08 (1)	25,000,000

	Total Corporate Notes (Cost $144,000,000)	144,000,000

	Time Deposit — 1.6%
17,000,000	Royal Bank of Canada, 4.25%, 01/02/08 (Cost $17,000,000)	17,000,000

	Total Securities (Cost $879,815,045)	879,815,045

	Repurchase Agreements — 15.7%
34,300,000	With Barclays Bank PLC, dated 12/31/07, 4.75%, due 01/02/08, repurchase proceeds at maturity $34,309,051 (Collateralized by Fannie Mae, 5.25%, due 03/24/15, with a value of $34,986,345)	34,300,000
68,600,000	With Deutsche Bank, dated 12/31/07, 4.75%, due 01/02/08, repurchase proceeds at maturity $68,618,103 (Collateralized by various Fannie Mae Adjustable Rate Mortgages, 5.38%-5.79%, due 08/01/37-01/01/38, with a total value of $32,676,954, and various Freddie Mac Golds, 5.00%-6.50%, due 12/01/36-09/01/37, with a total value of $37,295,047)	68,600,000

See notes to financial statements.

MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Principal		Value

	Repurchase Agreements (continued)

$62,434,138	With State Street Bank & Trust, dated 12/31/07, 3.80%, due 01/02/08, repurchase proceeds at maturity $62,447,318 (Collateralized by US Treasury Note, 4.88%, due 04/30/08, with a value of $67,882,390)	$62,434,138

	Total Repurchase Agreements (Cost $165,334,138)	165,334,138

	Total Investments — 99.5% (Cost $1,045,149,183)	1,045,149,183
	Other assets less liabilities — 0.5%	5,646,922

	Net Assets — 100.0%	$1,050,796,105

The aggregate cost of securities for federal income tax purposes at December 31, 2007 is $1,045,149,183.

See summary of footnotes and abbreviations to portfolios.

See notes to financial statements.

HIGH QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS

December 31, 2007

Principal		Value

	US Treasury Securities — 17.7%
	US Treasury Inflation Index — 0.6%
$4,801,560	3.50%, 01/15/11	$5,165,432

	US Treasury Notes — 17.1%
10,000,000	4.88%, 05/31/08 (8)	10,064,070
5,750,000	5.00%, 07/31/08	5,802,112
91,875,000	4.63%, 07/31/09 (8)	94,042,699
14,110,000	4.63%, 02/29/12	14,811,098
16,870,000	4.63%, 07/31/12 (8)	17,718,780

		142,438,759

	Total US Treasury Securities (Cost $146,220,694)	147,604,191

	US Government Agency Securities — 16.7%
	Asset Backed: Mortgage and Home Equity — 11.9%
5,113,859	Fannie Mae, Series 2003-32, Class PE, 4.00%, 03/25/26	5,065,235
922,272	Fannie Mae, Series 2003-34, Class GT, 4.00%, 01/25/27	915,559
2,550,000	Fannie Mae, Series 2003-62, Class OD, 3.50%, 04/25/26	2,506,899
843,139	Fannie Mae, Series 2003-63, Class GU, 4.00%, 07/25/33	835,489
565,392	Fannie Mae, Series 2003-67, Class GL, 3.00%, 01/25/25	558,783
4,619,375	Fannie Mae, Series 2003-69, Class GJ, 3.50%, 12/25/31	4,449,354
2,051,078	Fannie Mae, Series 2003-92, Class KQ, 3.50%, 06/25/23	2,034,003
2,573,676	Fannie Mae, Series 2004-70, Class DN, 4.00%, 12/25/29	2,511,649
4,119,888	Fannie Mae, Series 2004-80, Class LG, 4.00%, 10/25/16	4,071,415
4,080,788	Federal Home Loan Bank, Series 1Y-9009, Class A, 4.06%, 08/25/09	4,053,733
2,116,069	Federal Home Loan Bank, Series 3Q-9009, Class 1, 3.92%, 09/25/09	2,115,424
6,541,504	Freddie Mac, Series 2416, Class PE, 6.00%, 10/15/21	6,698,296
739,263	Freddie Mac, Series 2454, Class BG, 6.50%, 08/15/31	748,079
1,951,663	Freddie Mac, Series 2614, Class JA, 3.76%, 03/15/29	1,894,894
4,760,394	Freddie Mac, Series 2625, Class JD, 3.25%, 07/15/17	4,586,983
4,170,902	Freddie Mac, Series 2627, Class KP, 2.87%, 12/15/16	4,020,748
4,814,619	Freddie Mac, Series 2630, Class HC, 4.00%, 01/15/17	4,741,337
5,800,000	Freddie Mac, Series 2631, Class CD, 4.00%, 10/15/26	5,735,684
4,956,161	Freddie Mac, Series 2637, Class A, 3.38%, 03/15/18	4,754,472
3,734,324	Freddie Mac, Series 2672, Class HA, 4.00%, 09/15/16	3,679,622
1,136,440	Freddie Mac, Series 2760, Class EA, 4.50%, 04/15/13	1,134,141
1,651,448	Freddie Mac, Series 2782, Class HE, 4.00%, 09/15/17	1,627,549
3,232,468	Freddie Mac, Series 3056, Class AP, 5.50%, 01/15/27	3,257,172
7,688,221	Government National Mortgage Association, Series 2005-29, Class A, 4.02%, 07/16/27	7,596,118
5,531,267	Government National Mortgage Association, Series 2006-67, Class A, 3.95%, 11/16/30	5,457,808
6,632,017	Government National Mortgage Association, Series 2007-15, Class A, 4.51%, 10/16/28	6,609,475
2,955,704	Government National Mortgage Association, Series 2007-34, Class A, 4.27%, 11/16/26	2,934,388
4,901,247	Government National Mortgage Association, Series 2007-4, Class A, 4.21%, 06/16/29	4,859,400

		99,453,709

	Asset Backed: US Government Agencies — 0.6%
5,000,000	Student Loan Marketing Association Student Loan Trust — 144A, Series 2003-4, Class A5B, 3.39%, 03/15/33	4,962,340

	Fannie Mae — 2.1%
3,800,000	5.00%, 09/15/08	3,828,102
476,091	PL# 254062, 6.00%, 10/01/11	486,373

See notes to financial statements.

HIGH QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Principal		Value

	US Government Agency Securities (continued)
	Fannie Mae (continued)

$1,401,158	PL# 254754, 4.50%, 05/01/10	$1,397,971
1,868,707	PL# 254758, 4.50%, 06/01/13	1,875,225
1,761,660	PL# 254807, 5.00%, 07/01/13	1,785,930
3,496,443	PL# 254914, 4.50%, 09/01/13	3,508,686
476,021	PL# 323743, 5.00%, 04/01/14	477,947
258,507	PL# 429168, 6.00%, 05/01/13	265,066
61,179	PL# 50903, 6.00%, 09/01/08	61,466
102,791	PL# 50973, 6.00%, 01/01/09	103,272
290,996	PL# 517699, 6.00%, 07/01/14	297,944
835,671	PL# 545038, 6.00%, 09/01/14	858,411
2,313,851	PL# 555154, 5.50%, 12/01/22	2,330,591
38,330	PL# 609771, 6.00%, 09/01/08	38,557

		17,315,541

	Federal Home Loan Bank — 0.8%
2,500,000	3.75%, 08/18/09	2,507,400
4,278,878	Series 6T-9009, 3.84%, 11/25/09	4,245,115

		6,752,515

	Freddie Mac Gold — 1.1%
98,543	PL# E00532, 6.50%, 02/01/13	102,045
173,074	PL# E00542, 6.50%, 04/01/13	179,266
463,461	PL# E00676, 5.50%, 06/01/14	469,553
793,734	PL# E89557, 5.50%, 04/01/17	805,049
2,523,510	PL# G40426, 5.50%, 03/01/11	2,553,274
4,583,746	PL# M80812, 4.50%, 04/01/10	4,556,162
536,109	PL# M90802, 4.00%, 03/01/08	534,291

		9,199,640

	Government National Mortgage Association — 0.2%
1,477,786	PL# 436708, 5.75%, 12/15/22	1,510,428

	Total US Government Agency Securities (Cost $138,863,210)	139,194,173

	Corporate Bonds and Notes — 58.8%
	Banks and Financial Services — 11.4%
5,000,000	American Express Bank FSB, Series BKNT, Floating Rate, 4.96%, 06/22/09 (3)	4,986,240
4,330,000	Bank of America Corp., 7.13%, 03/01/09	4,425,420
1,375,000	Bank of America Corp., 7.80%, 02/15/10	1,457,937
7,100,000	Bank One Corp., 2.63%, 06/30/08	7,018,620
5,000,000	Citigroup, Inc., 3.50%, 02/01/08	4,993,670
3,475,000	Citigroup, Inc., 5.10%, 09/29/11	3,497,292
6,155,000	Credit Suisse First Boston USA, Inc., 4.70%, 06/01/09	6,159,136
2,500,000	General Electric Capital Corp., Series MTNA, 4.00%, 06/15/09	2,487,753
10,200,000	General Electric Capital Corp., Series MTNA, 4.13%, 09/01/09	10,178,438
2,000,000	HBOS Treasury Services PLC — 144A (United Kingdom), 3.75%, 09/30/08	1,985,664
3,250,000	Lehman Brothers Holdings, Inc., Series MTNG, 3.95%, 11/10/09	3,169,267
4,000,000	Lehman Brothers Holdings, Inc., Series MTNI, Floating Rate, 5.48%, 01/12/12 (2)	3,766,720
6,000,000	Merrill Lynch & Company, Inc., Series MTNC, 4.13%, 01/15/09	5,923,278
6,125,000	Morgan Stanley, Series MTN, 5.63%, 01/09/12	6,236,187
3,025,000	National City Bank, Series BKNT, 4.25%, 01/29/10	3,024,791
5,675,000	SLM Corp., Series MTNA, 4.50%, 07/26/10	5,208,157
2,800,000	The Goldman Sachs Group, Inc., 6.88%, 01/15/11	2,971,721
4,000,000	The Goldman Sachs Group, Inc., Series MTNB, Floating Rate, 5.64%, 10/07/11 (2)	3,929,104
3,630,000	US Bank NA, Series BKNT, 4.13%, 03/17/08	3,621,401
3,125,000	Wachovia Corp., 5.63%, 12/15/08	3,119,634
3,000,000	Wells Fargo & Company, 4.20%, 01/15/10	2,982,480
4,500,000	Wells Fargo & Company, Floating Rate, 4.94%, 03/23/10 (2)	4,467,564

		95,610,474

	Consumer Goods and Services — 0.9%
7,220,000	The Procter & Gamble Company — 144A, Floating Rate, 5.25%, 07/06/09 (2)	7,227,465

	Diversified Operations and Services — 0.4%
3,825,000	Capmark Financial Group — 144A, 5.88%, 05/10/12	3,030,471

See notes to financial statements.

HIGH QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Principal		Value

	Corporate Bonds and Notes (continued)

	Equipment Rental and Leasing — 1.0%
$8,420,000	International Lease Finance Corp., Series MTNQ, 5.75%, 06/15/11	$8,532,205

	Insurance — 2.0%
11,000,000	Met Life Global Funding I — 144A, Series MTN, 5.75%, 07/25/11	11,573,969
2,500,000	New York Life Global Funding — 144A, 3.88%, 01/15/09	2,486,120
2,785,000	Prudential Financial, Inc., Series MTN, 3.75%, 05/01/08	2,769,696

		16,829,785

	Machinery — 0.3%
2,000,000	Caterpillar, Inc., 7.25%, 09/15/09	2,094,366

	Pharmaceuticals/Research and Development — 0.3%
2,525,000	Abbott Laboratories, 3.50%, 02/17/09	2,492,559

	Private Asset Backed: Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 9.5%
4,445,379	Bay View Auto Trust, Series 2005-LJ1, Class A4, 4.09%, 05/25/12	4,409,447
2,500,000	BMW Vehicle Owner Trust, Series 2006-A, Class A4, 5.07%, 08/25/11	2,518,853
684,017	Capital Auto Receivables Asset Trust, Series 2005-1, Class A4, 4.05%, 07/15/09	683,430
40,003	Capital One Auto Finance Trust, Series 2005-BSS, Class A3, 4.08%, 11/15/09	39,998
627,595	Capital One Auto Finance Trust, Series 2005-C, Class A3, 4.61%, 07/15/10	625,788
2,818,761	Capital One Prime Auto Receivables Trust, Series 2004-3, Class A4, 3.69%, 06/15/10	2,801,263
3,000,000	Capital One Prime Auto Receivables Trust, Series 2007-1, Class B1, 5.76%, 12/15/13	3,014,781
2,718,649	Carmax Auto Owner Trust, Series 2004-2, Class A4, 3.46%, 09/15/11	2,696,747
3,100,000	Carmax Auto Owner Trust, Series 2005-2, Class A4, 4.34%, 09/15/10	3,090,003
312,971	Chase Manhattan Auto Owner Trust, Series 2004-A, Class CTFS, 2.58%, 09/15/10	311,300
1,656,293	Chase Manhattan Auto Owner Trust, Series 2005-A, Class CTFS, 4.04%, 04/15/11	1,651,232
2,000,000	Chase Manhattan Auto Owner Trust, Series 2006-A, Class A4, 5.36%, 01/15/13	2,024,569
2,309,782	Chase Manhattan Auto Owner Trust, Series 2006-A, Class CTFS, 5.47%, 01/15/13	2,304,376
3,200,000	Chase Manhattan Auto Owner Trust, Series 2006-B, Class A4, 5.11%, 04/15/14	3,240,213
2,000,000	Daimler Chrysler Auto Trust, Series 2007-A, Class A3A, 5.00%, 02/08/12	2,018,789
2,250,000	Ford Credit Auto Owner Trust, Series 2005-B, Class B, 4.64%, 04/15/10	2,250,481
1,000,000	Ford Credit Auto Owner Trust, Series 2005-B, Class C, 4.83%, 08/15/10	1,002,064
823,852	Ford Credit Auto Owner Trust, Series 2005-C, Class A3, 4.30%, 08/15/09	822,536
3,800,000	Ford Credit Auto Owner Trust, Series 2005-C, Class B, 4.52%, 09/15/10	3,798,605
1,000,000	Ford Credit Auto Owner Trust, Series 2007-A, Class B, 5.60%, 10/15/12	999,822
1,381,294	Harley-Davidson Motorcycle Trust, Series 2004-1, Class A2, 2.53%, 11/15/11	1,362,035
5,000,000	Hertz Vehicle Financing LLC — 144A, Series 2005-2A, Class A2, 4.93%, 02/25/10	5,012,406
2,000,000	Hertz Vehicle Financing LLC — 144A, Series 2005-2A, Class A4, 5.01%, 02/25/11	2,019,310
3,360,663	Honda Auto Receivables Owner Trust, Series 2006-1, Class A3, 5.07%, 02/18/10	3,366,265
3,000,000	Hyundai Auto Receivables Trust, Series 2006-B, Class B, 5.19%, 05/15/13	2,995,598
977,187	Long Beach Auto Receivables Trust, Series 2005-B, Class A3, 4.41%, 05/15/10	976,797

See notes to financial statements.

HIGH QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Principal		Value

	Corporate Bonds and Notes (continued)
	Private Asset Backed: Automobiles/Motor Vehicles, Automotive Equipment and Repairs (continued)

$2,848,864	Onyx Acceptance Owner Trust, Series 2005-A, Class A4, 3.91%, 09/15/11	$2,836,826
1,783,147	Susquehanna Auto Lease Trust — 144A, Series 2005-1, Class B, 4.71%, 07/14/08	1,783,249
4,000,000	Susquehanna Auto Lease Trust — 144A, Series 2005-1, Class C, 5.09%, 11/14/08	4,000,861
2,351,630	Susquehanna Auto Lease Trust — 144A, Series 2007-1, Class A2, 5.32%, 04/14/09	2,358,216
1,250,000	Susquehanna Auto Lease Trust — 144A, Series 2007-1, Class B, 5.31%, 07/14/10	1,247,342
5,400,000	USAA Auto Owner Trust, Series 2007-2, Class A4, 5.07%, 06/15/13	5,457,937
1,652,124	WFS Financial Owner Trust, Series 2004-1, Class A4, 2.81%, 08/22/11	1,650,428
4,550,000	World Omni Auto Receivables Trust, Series 2006-B, Class A4, 5.12%, 06/15/12	4,603,540

		79,975,107

	Private Asset Backed: Banks and Financial Services — 4.8%
5,000,000	Bank of America Credit Card Trust, Series 2007-A13, Class A13, Floating Rate, 5.25%, 04/16/12 (3)	4,999,212
4,478,304	Caterpillar Financial Asset Trust, Series 2005-A, Class A4, 4.10%, 06/25/10	4,470,144
3,000,000	Caterpillar Financial Asset Trust, Series 2006-A, Class B, 5.71%, 06/25/12	3,043,303
4,675,000	Caterpillar Financial Asset Trust, Series 2007-A, Class A3A, 5.34%, 06/25/12	4,747,906
2,049,675	Community Program Loan Trust, Series 1987-A, Class A4, 4.50%, 10/01/18	2,037,295
5,062,368	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A1, 4.79%, 04/10/37	5,039,699
4,322,842	Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A1, 5.74%, 07/10/38	4,377,080
337,290	Morgan Stanley Capital I, Series 2003-T11, Class A1, 3.26%, 06/13/41	335,159
3,754,082	Morgan Stanley Capital I, Series 2005-HQ5, Class A1, 4.52%, 01/14/42	3,726,084
1,931,850	Morgan Stanley Capital I, Series 2005-HQ6, Class A1, 4.65%, 08/13/42	1,919,899
4,342,987	Morgan Stanley Capital I, Series 2006-HQ10, Class A1, 5.13%, 11/12/41	4,352,163
1,033,007	Public Service New Hampshire Funding LLC, Series 2001-1, Class A2, 5.73%, 11/01/10	1,036,981

		40,084,925

	Private Asset Backed: Credit Cards — 6.1%
8,000,000	Cabela’s Master Credit Card Trust — 144A, Series 2006-3A, Class A1, 5.26%, 10/15/14	8,244,256
7,000,000	Capital One Multi-Asset Execution Trust, Series 2006-A6, Class A6, 5.30%, 02/18/14	7,213,112
5,000,000	Chase Issuance Trust, Series 2007-A15, Class A, 4.96%, 09/17/12	5,084,610
8,000,000	Citibank Credit Card Issuance Trust, Series 2006-A4, Class A4, 5.45%, 05/10/13	8,270,869
1,925,000	Citibank Credit Card Issuance Trust, Series 2006-B2, Class B2, 5.15%, 03/07/11	1,928,461
8,940,000	GE Capital Credit Card Master Note Trust, Series 2006-1, Class A, 5.08%, 09/15/12	9,061,118
3,000,000	GE Capital Credit Card Master Note Trust, Series 2007-3, Class B, 5.49%, 06/15/13	3,044,357
8,300,000	MBNA Credit Card Master Note Trust, Series 2003-A11, Class A11, 3.65%, 03/15/11	8,252,107

		51,098,890

	Private Asset Backed: Mortgage and Home Equity — 9.2%
1,058,657	American General Mortgage Loan Trust — 144A, Series 2006-1, Class A1, 5.75%, 12/25/35	1,052,505
1,123,267	Banc of America Commercial Mortgage, Inc., Series 2003-2, Class A1, 3.41%, 03/11/41	1,113,628

See notes to financial statements.

HIGH QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Principal		Value

	Corporate Bonds and Notes (continued)
	Private Asset Backed: Mortgage and Home Equity (continued)

$509,550	Bear Stearns Commercial Mortgage Securities, Inc., Series 2001-TOP4, Class A1, 5.06%, 11/15/16	$510,701
1,115,252	Bear Stearns Commercial Mortgage Securities, Inc., Series 2002-PBW1, Class A1, 3.97%, 11/11/35	1,103,168
141,751	Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-PWR5, Class A1, 3.76%, 07/11/42	141,216
1,217,908	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PWR9, Class A1, 4.50%, 09/11/42	1,208,035
2,648,899	Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-T22, Class A1, 5.42%, 04/12/38	2,666,672
7,000,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-PW15, Class A2, 5.21%, 02/11/44	6,992,561
3,111,718	Chase Funding Mortgage Loan Asset-Backed, Series 2003-4, Class 1A6, 4.43%, 10/25/14	2,992,486
3,113,063	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A1, 5.05%, 07/15/44	3,109,918
514,809	Commercial Mortgage Pass-Through Certificates, Series 2004-LB2A, Class A1, 2.96%, 03/10/39	509,373
360,189	GE Capital Commercial Mortgage Corp., Series 2001-3, Class A1, 5.56%, 06/10/38	365,458
4,468,776	GE Capital Commercial Mortgage Corp., Series 2002-1A, Class A2, 5.99%, 12/10/35	4,548,203
949,881	GE Capital Commercial Mortgage Corp., Series 2005-C1, Class A1, 4.01%, 06/10/48	938,937
1,086,022	GMAC Mortgage Corp. Loan Trust, Series 2004-GH1, Class A2, 4.39%, 12/25/25	1,073,400
6,330,514	GS Mortgage Securities Corp. II, Series 2007-GG10, Class A1, 5.69%, 08/10/45	6,425,238
551,537	Interstar Millennium Trust, Series 2003-3G, Class A2, (Australia), Floating Rate, 5.11%, 09/27/35 (2)	543,732
950,036	Interstar Millennium Trust, Series 2004-2G, Class A, (Australia), Floating Rate, 5.26%, 03/14/36 (2)	951,271
516,339	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class A1, 4.33%, 12/12/34	513,309
1,184,809	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A1, 4.61%, 10/15/42	1,177,071
5,220,759	JPMorgan Mortgage Trust, Series 2006-S2, Class 1A17, 6.00%, 07/25/36	5,290,299
1,066,323	LB-UBS Commercial Mortgage Trust, Series 2003-C1, Class A2, 3.32%, 03/15/27	1,062,671
3,000,000	LB-UBS Commercial Mortgage Trust, Series 2003-C5, Class A2, 3.48%, 07/15/27	2,972,736
3,350,000	LB-UBS Commercial Mortgage Trust, Series 2003-C7, Class A3, 4.56%, 09/15/27	3,341,752
674,204	LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class A1, 3.94%, 12/15/29	669,785
3,000,000	Popular ABS Mortgage Pass-Through Trust, Series 2005-3, Class AF3, 4.44%, 07/25/35	2,947,932
5,159,242	Structured Adjustable Rate Mortgage Loan, Series 2005-23, Class 1A3, 5.45%, 01/25/36	5,134,457
5,476,238	Structured Adjustable Rate Mortgage Loan, Series 2006-1, Class 5A1, 5.25%, 02/25/36	5,463,915
6,915,292	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-8, Class 1A8, 5.50%, 10/25/35	6,903,734
869,498	Wells Fargo Mortgage Backed Securities Trust, Series 2003-11, Class 1A1, 3.50%, 10/25/18	865,423
4,248,061	Wells Fargo Mortgage Backed Securities Trust, Series 2005-9, Class 1A1, 4.75%, 10/25/35	4,162,220

		76,751,806

	Private Asset Backed: Other — 6.8%
4,741,379	ALG Student Loan Trust — 144A, Series 2006-1A, Class A1, Floating Rate, 5.02%, 10/28/18 (2)	4,709,666
873,501	Bear Stearns Asset Backed Securities, Inc., Series 2003-AC3, Class A1, 4.00%, 07/25/33	828,827

See notes to financial statements.

HIGH QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Principal		Value

	Corporate Bonds and Notes (continued)
	Private Asset Backed: Other (continued)

$4,762,624	CIT Equipment Collateral, Series 2006-VT1, Class A3, 5.13%, 12/21/09	$4,778,721
6,500,000	CIT Equipment Collateral, Series 2006-VT1, Class A4, 5.16%, 02/20/13	6,542,738
117,391	CIT RV Trust, Series 1998-A, Class A5, 6.12%, 11/15/13	117,470
3,000,000	CNH Equipment Trust, Series 2006-B, Class B, 5.36%, 06/17/13	2,944,364
2,000,000	CNH Equipment Trust, Series 2007-A, Class B, 5.09%, 06/16/14	1,954,771
4,200,000	CNH Equipment Trust, Series 2007-B, Class A3A, 5.40%, 10/17/11	4,256,973
1,123,499	Crusade Global Trust, Series 2004-2, Class A1, (Australia), Floating Rate, 5.03%, 11/19/37 (2)	1,124,162
2,552,739	GE Equipment Midticket LLC, Series 2006-1, Class A2, 5.10%, 05/15/09	2,555,234
1,906,153	Goal Capital Funding Trust, Series 2006-1, Class A1, Floating Rate, 5.02%, 08/25/20 (2)	1,896,156
3,750,000	Great America Leasing Receivables — 144A, Series 2006-1, Class A3, 5.34%, 01/15/10	3,769,348
8,000,000	John Deere Owner Trust, Series 2007-A, Class A4, 5.07%, 04/15/14	8,105,326
3,501,000	Marlin Leasing Receivables LLC — 144A, Series 2006-1A, Class A4, 5.33%, 09/15/13	3,563,909
9,250,000	Massachusetts RRB Special Purpose Trust, Series 1999-1, Class A5, 7.03%, 03/15/12	9,518,932

		56,666,597

	Private Asset Backed: Transportation — 0.8%
2,073,025	E-Trade RV and Marine Trust, Series 2004-1, Class A3, 3.62%, 10/08/18	2,024,593
4,124,333	Railcar Leasing LLC — 144A, Series 1, Class A2, 7.13%, 01/15/13	4,266,561

		6,291,154

	Telecommunications Equipment and Services — 1.1%
8,925,000	BellSouth Corp., 6.00%, 10/15/11	9,251,816

	Utilities — 4.2%
6,725,000	Alabama Power Company, Series G, 5.38%, 10/01/08	6,745,497
5,125,000	Consolidated Edison Company of New York, Inc., 4.70%, 06/15/09	5,150,492
2,900,000	Dominion Resources, Inc., 4.13%, 02/15/08	2,896,233
6,420,000	Exelon Generation Company LLC, 6.95%, 06/15/11	6,703,533
3,195,000	Northern States Power Company — Minnesota, 6.88%, 08/01/09	3,297,195
3,200,000	Northern States Power Company — Wisconsin, 7.64%, 10/01/08	3,259,450
6,664,000	Ohio Edison, 4.00%, 05/01/08	6,636,811

		34,689,211

	Total Corporate Bonds and Notes (Cost $490,616,183)	490,626,831

	Foreign Government Obligations — 0.5%
4,000,000	Province of Ontario (Canada), 5.50%, 10/01/08 (Cost $4,048,244)	4,031,728

	Municipal Bonds — 0.8%
	Texas
6,350,000	Brazos Texas Higher Education Authority, Revenue Bond, Series A-5, 4.91%, 12/01/40 (Cost $6,281,539)	6,384,227

	Securities Lending Collateral — 9.8%
81,761,901	Securities Lending Collateral Investment (Note 4) (Cost $81,761,901)	81,761,901

	Short Term US Government Agency Securities — 3.0%
	Federal Home Loan Bank
10,000,000	4.34%, 01/10/08	9,989,150
5,000,000	4.31%, 01/16/08	4,991,021
10,000,000	4.35%, 01/18/08	9,979,458

	Total Short Term US Government Agency Securities (Cost $24,959,629)	24,959,629

	Total Securities (Cost $892,751,400)	894,562,680

See notes to financial statements.

HIGH QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Principal		Value

	Repurchase Agreements — 1.7%
$14,024,289	With State Street Bank and Trust, dated 12/31/07, 3.80%, due 01/02/08, repurchase proceeds at maturity $14,027,250 (Collateralized by various Fannie Mae Adjustable Rate Mortgages, 4.44%-5.30%, due 04/01/33-08/01/33, with a total value of $14,304,846) (Cost $14,024,289)	$14,024,289

	Total Investments — 109.0% (Cost $906,775,689)	908,586,969
	Liabilities less other assets — (9.0)%	(75,295,730)

	Net Assets — 100.0%	$833,291,239

The aggregate cost of securities for federal income tax purposes at December 31, 2007 is $906,775,689.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$5,947,550
Gross unrealized depreciation	(4,136,270)

Net unrealized appreciation	$1,811,280

See summary of footnotes and abbreviations to portfolios.

See notes to financial statements.

INFLATION-PROTECTED SECURITIES PORTFOLIO
PORTFOLIO OF INVESTMENTS

December 31, 2007

Principal		Value

	US Treasury Securities — 91.3%
	US Treasury Inflation Index
$1,898,126	3.88%, 01/15/09	$1,954,774
1,316,276	4.25%, 01/15/10	1,404,920
8,304,159	0.88%, 04/15/10	8,278,865
6,218,020	3.50%, 01/15/11	6,689,234
12,641,366	2.38%, 04/15/11	13,180,609
2,906,202	3.38%, 01/15/12	3,171,166
2,470,968	2.00%, 04/15/12	2,561,699
3,207,037	3.00%, 07/15/12	3,474,376
6,307,548	1.88%, 07/15/13	6,501,707
7,219,456	2.00%, 01/15/14 (8)	7,459,170
9,964,156	2.00%, 07/15/14 (8)	10,298,115
5,809,883	1.63%, 01/15/15	5,834,848
6,788,249	1.88%, 07/15/15	6,921,366
5,189,417	2.00%, 01/15/16	5,327,263
817,263	2.50%, 07/15/16 (5)	871,790
10,297,741	2.38%, 01/15/17	10,869,750
11,560,195	2.38%, 01/15/25	12,140,020
7,915,702	2.00%, 01/15/26	7,886,026
7,112,071	2.38%, 01/15/27	7,523,242
2,596,337	3.63%, 04/15/28	3,290,047
7,065,982	3.88%, 04/15/29	9,351,389
876,880	3.38%, 04/15/32	1,123,366

	Total US Treasury Securities (Cost $130,983,776)	136,113,742

	Corporate Bonds and Notes — 3.3%
	Banks and Financial Services — 0.7%
900,000	SLM Corp., Series CPI, Floating Rate, 4.88%, 01/31/14 (3)	737,469
420,000	The Bear Stearns Companies, Inc., Series CPI, Floating Rate, 4.56%, 03/10/14 (3)	376,425

		1,113,894

	Private Asset Backed: Credit Cards — 0.8%
1,100,000	Chase Issuance Trust, Series 2007-A17, Class A, 5.12%, 10/15/14	1,127,898

	Private Asset Backed: Mortgage and Home Equity — 1.8%
389,362	Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC3, Class A2A, Floating Rate, 4.98%, 03/25/37 (3)	371,818
695,000	GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class A4, 4.55%, 12/10/41	689,844
765,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4, Floating Rate, 5.27%, 12/15/44 (3)	766,960
750,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A4, Floating Rate, 5.74%, 05/15/43 (3)	775,714

		2,604,336

	Total Corporate Bonds and Notes (Cost $4,785,073)	4,846,128

	Securities Lending Collateral — 10.2%
15,142,100	Securities Lending Collateral Investment (Note 4) (Cost $15,142,100)	15,142,100

	Total Securities (Cost $150,910,949)	156,101,970

	Repurchase Agreements — 4.3%
6,413,422	With State Street Bank and Trust, dated 12/31/07, 3.80%, due 01/02/08, repurchase proceeds at maturity $6,414,776 (Collateralized by US Treasury Bill, 3.19%, due 02/28/08, with a value of $7,961,456) (Cost $6,413,422)	6,413,422

	Total Investments — 109.1% (Cost $157,324,371)	162,515,392
	Liabilities less other assets — (9.1)%	(13,501,996)

	Net Assets — 100.0%	$149,013,396

The aggregate cost of securities for federal income tax purposes at December 31, 2007 is $157,692,955.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$4,866,572
Gross unrealized depreciation	(44,135)

Net unrealized appreciation	$4,822,437

See summary of footnotes and abbreviations to portfolios.

See notes to financial statements.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS

December 31, 2007

Principal		Value

	US Treasury Securities — 3.7%
	US Treasury Bonds — 0.7%
$15,395,000	5.00%, 05/15/37 (8)	$16,784,168

	US Treasury Inflation Index — 1.4%
4,100,932	2.38%, 01/15/25	4,306,622
24,055,688	2.38%, 01/15/27	25,446,419

		29,753,041

	US Treasury Notes — 0.9%
4,320,000	4.25%, 09/30/12 (8)	4,472,889
10,100,000	3.88%, 10/31/12	10,301,212
5,000,000	3.38%, 11/30/12	4,984,770
1,265,000	4.25%, 11/15/17	1,287,435

		21,046,306

	US Treasury Strips — 0.7%
39,505,000	Zero coupon, 11/15/27	15,877,297

	Total US Treasury Securities (Cost $79,924,149)	83,460,812

	US Government Agency Securities — 43.0%
	Asset Backed: Mortgage and Home Equity — 1.5%
22,579,027	Fannie Mae IO Strips, Series 360, Class 2, 5.00%, 08/01/35	5,569,255
22,341,168	Fannie Mae IO Strips, Series 378, Class 4, 5.00%, 07/01/36	4,797,193
2,686,647	Fannie Mae, Series 1999-7, Class AB, 6.00%, 03/25/29	2,742,138
8,956,387	Fannie Mae, Series 2003-35, Class TE, 5.00%, 05/25/18	8,975,037
5,327,756	Fannie Mae, Series 2004-60, Class LB, 5.00%, 04/25/34	5,321,307
5,468,746	Freddie Mac, Series 2825, Class VP, 5.50%, 06/15/15	5,585,228

		32,990,158

	Asset Backed: US Government Agencies — 0.1%
1,526,398	Small Business Administration, Series 2002-P10B, Class 1, 5.20%, 08/01/12	1,543,405
1,880,494	Small Business Administration, Series 2004-P10A, Class 1, 4.50%, 02/10/14	1,824,947

		3,368,352

	Fannie Mae — 28.5%
14,550,000	7.25%, 01/15/10	15,601,398
14,850,000	4.63%, 06/01/10	15,182,343
4,100,000	5.25%, 08/01/12	4,266,230
10,200,000	4.63%, 05/01/13	10,366,393
261,228	PL# 252571, 7.00%, 07/01/29	275,595
3,968	PL# 252716, 7.00%, 09/01/29	4,187
1,034	PL# 253264, 7.00%, 05/01/30	1,090
858	PL# 253346, 7.50%, 06/01/30	916
11,879	PL# 253479, 7.00%, 10/01/30	12,532
27,278	PL# 253990, 7.00%, 09/01/16	28,399
21,596	PL# 254008, 7.00%, 10/01/31	22,766
316,799	PL# 254346, 6.50%, 06/01/32	327,559
267,640	PL# 254406, 6.50%, 08/01/32	276,731
12,830	PL# 255032, 5.50%, 12/01/18	13,027
172,587	PL# 255950, 6.00%, 09/01/15	179,954
475,196	PL# 256137, 6.00%, 02/01/16	495,985
535,002	PL# 256335, 6.00%, 07/01/16	548,548
78,837	PL# 256567, 7.00%, 01/01/37	82,035
2,872,485	PL# 256936, 6.00%, 10/01/37	2,893,946
711,499	PL# 323842, 5.50%, 07/01/14	721,472
41,413	PL# 323967, 7.00%, 10/01/29	43,690
2,142,630	PL# 357327, 5.00%, 01/01/18	2,148,124
4,482	PL# 492742, 7.00%, 05/01/29	4,729
1,663	PL# 503916, 7.50%, 06/01/29	1,778
2,147	PL# 508415, 7.00%, 08/01/29	2,265
8,832	PL# 515946, 7.00%, 10/01/29	9,318
357	PL# 524164, 7.00%, 11/01/29	377
110,895	PL# 524657, 7.00%, 01/01/30	116,988
20,790	PL# 526053, 7.00%, 12/01/29	21,933
406	PL# 527717, 7.50%, 01/01/30	434
3,572	PL# 528107, 7.00%, 02/01/30	3,768
1,290	PL# 531092, 7.50%, 10/01/29	1,380
8,137	PL# 531497, 7.00%, 02/01/30	8,584
6,381	PL# 531735, 7.00%, 02/01/30	6,732
934	PL# 533841, 7.50%, 12/01/30	997
20,863	PL# 535030, 7.00%, 12/01/29	22,011
28,024	PL# 535103, 7.00%, 01/01/15	29,196
7,959	PL# 535159, 7.00%, 02/01/30	8,397
36,628	PL# 535195, 7.00%, 03/01/30	38,642
10,511	PL# 535277, 7.00%, 04/01/30	11,089
341,915	PL# 535675, 7.00%, 01/01/16	356,038
838	PL# 535722, 7.00%, 02/01/31	884
5,519	PL# 535723, 7.00%, 02/01/31	5,822
1,297	PL# 535811, 6.50%, 04/01/31	1,341
81,400	PL# 535880, 7.00%, 02/01/31	85,877
477	PL# 540211, 7.50%, 06/01/30	509
1,968	PL# 542999, 7.50%, 08/01/30	2,101
102,423	PL# 545249, 5.50%, 10/01/16	104,021
529,722	PL# 545298, 5.50%, 11/01/16	537,987
5,739	PL# 545363, 5.50%, 11/01/16	5,828
2,063,950	PL# 545411, 5.50%, 01/01/17	2,096,150
26,393	PL# 545477, 7.00%, 03/01/32	27,794
213,912	PL# 545759, 6.50%, 07/01/32	221,177
856,351	PL# 545760, 6.50%, 07/01/32	885,437
157,203	PL# 545762, 6.50%, 07/01/32	162,542
32,331	PL# 549659, 7.00%, 02/01/16	33,660
14,579	PL# 549962, 7.00%, 10/01/30	15,380
44,956	PL# 549975, 7.00%, 10/01/30	47,426
5,289	PL# 550440, 7.00%, 02/01/16	5,506
48,513	PL# 554493, 7.00%, 10/01/30	51,179
236,414	PL# 555114, 5.50%, 12/01/17	240,026

See notes to financial statements.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Principal		Value

	US Government Agency Securities (continued)
	Fannie Mae (continued)

$27,456	PL# 555144, 7.00%, 10/01/32	$28,955
371,254	PL# 555254, 6.50%, 01/01/33	383,965
213,681	PL# 555798, 6.50%, 05/01/33	220,997
1,590	PL# 558362, 7.50%, 11/01/30	1,698
532	PL# 558519, 7.50%, 11/01/30	567
1,360	PL# 559277, 7.00%, 10/01/30	1,435
40,168	PL# 559313, 7.00%, 12/01/30	42,375
1,262	PL# 559741, 7.50%, 01/01/31	1,347
24,209	PL# 560384, 7.00%, 11/01/30	25,539
1,426	PL# 560596, 7.50%, 01/01/31	1,523
2,761	PL# 561678, 7.50%, 12/01/30	2,948
1,473	PL# 564080, 7.50%, 12/01/30	1,573
10,839	PL# 564183, 7.00%, 12/01/30	11,435
1,429	PL# 564529, 7.50%, 12/01/30	1,526
11,220	PL# 566658, 7.00%, 02/01/31	11,828
70,981	PL# 572453, 5.50%, 04/01/16	72,088
6,337	PL# 575285, 7.50%, 03/01/31	6,760
4,696	PL# 579161, 6.50%, 04/01/31	4,856
384,390	PL# 580165, 5.50%, 09/01/16	390,387
12,214	PL# 580179, 7.00%, 10/01/16	12,716
694	PL# 580377, 7.50%, 04/01/31	741
46,420	PL# 580515, 5.50%, 04/01/16	47,144
9,525	PL# 584811, 7.00%, 05/01/31	10,041
97,875	PL# 585248, 7.00%, 06/01/31	103,254
184,854	PL# 589120, 5.50%, 11/01/16	187,738
1,111	PL# 589405, 7.50%, 06/01/31	1,186
5,759	PL# 589893, 7.00%, 06/01/31	6,071
4,631	PL# 592129, 7.50%, 06/01/31	4,940
6,773	PL# 596895, 6.50%, 07/01/31	7,005
10,693	PL# 598125, 7.00%, 09/01/16	11,132
9,141	PL# 602148, 5.50%, 09/01/16	9,284
62,394	PL# 604517, 5.50%, 11/01/16	63,367
7,196	PL# 606551, 6.50%, 10/01/31	7,442
3,013	PL# 606600, 7.00%, 10/01/31	3,176
44,047	PL# 607386, 5.50%, 11/01/16	44,734
61,704	PL# 607493, 5.50%, 11/01/16	62,667
22,192	PL# 610128, 7.00%, 10/01/31	23,394
192,511	PL# 610579, 5.50%, 12/01/16	195,514
8,418	PL# 611323, 7.00%, 10/01/16	8,764
28,130	PL# 612071, 5.50%, 11/01/16	28,569
169,280	PL# 614506, 5.50%, 11/01/16	171,921
1,660,730	PL# 619054, 5.50%, 02/01/17	1,686,099
5,732	PL# 622119, 6.50%, 01/01/32	5,928
223,241	PL# 624035, 6.50%, 01/01/32	232,283
9,441	PL# 629236, 6.50%, 02/01/32	9,762
604,050	PL# 631321, 5.50%, 02/01/17	613,278
47,315	PL# 631606, 5.50%, 03/01/17	48,038
51,220	PL# 632269, 7.00%, 05/01/32	53,995
7,417	PL# 634563, 6.50%, 03/01/32	7,669
59,325	PL# 634949, 7.00%, 05/01/32	62,476
231,168	PL# 635164, 6.50%, 08/01/32	239,019
2,435	PL# 644932, 6.50%, 07/01/32	2,517
5,476	PL# 647556, 7.00%, 01/01/30	5,778
445,459	PL# 648795, 6.50%, 08/01/32	460,589
157,982	PL# 650206, 5.50%, 01/01/18	160,395
70,047	PL# 650291, 6.50%, 07/01/32	72,426
228,832	PL# 651649, 6.50%, 08/01/32	236,604
933,545	PL# 652127, 6.50%, 06/01/32	965,253
3,417	PL# 663353, 6.50%, 09/01/32	3,533
33,377	PL# 664188, 5.50%, 09/01/17	33,887
52,190	PL# 664194, 5.50%, 09/01/17	52,987
391,678	PL# 670402, 6.50%, 06/01/32	404,982
186,566	PL# 675314, 5.50%, 12/01/17	189,416
277,698	PL# 676800, 5.50%, 01/01/18	281,940
411,290	PL# 679631, 5.50%, 02/01/18	417,467
7,743	PL# 681343, 5.50%, 02/01/18	7,860
353,997	PL# 683199, 5.50%, 02/01/18	359,314
2,955,341	PL# 684231, 5.00%, 01/01/18	2,962,919
5,018,536	PL# 687889, 5.50%, 03/01/33	5,023,043
778,072	PL# 688521, 5.00%, 03/01/18	780,139
784,378	PL# 694200, 4.50%, 05/01/18	772,741
5,546	PL# 694372, 6.50%, 11/01/32	5,734
266,590	PL# 694380, 5.00%, 03/01/18	267,298
75,626	PL# 695925, 5.50%, 05/01/18	76,762
1,212,453	PL# 701161, 4.50%, 04/01/18	1,193,339
9,006	PL# 701236, 5.50%, 05/01/18	9,141
4,186,977	PL# 703443, 5.00%, 05/01/18	4,198,100
7,705	PL# 708637, 5.50%, 06/01/18	7,821
529,320	PL# 711636, 4.50%, 05/01/18	520,976
4,330,161	PL# 711997, 4.50%, 09/01/18	4,261,898
2,056,505	PL# 720317, 5.00%, 07/01/18	2,061,968
12,893	PL# 725071, 5.50%, 12/01/18	13,086
8,065,030	PL# 725162, 6.00%, 02/01/34	8,207,352
16,850,416	PL# 725206, 5.50%, 02/01/34	16,865,549
11,130	PL# 725269, 5.50%, 03/01/19	11,300
207,525	PL# 725407, 6.50%, 01/01/34	214,630
292,071	PL# 725418, 6.50%, 05/01/34	302,072
4,474,616	PL# 725519, 5.50%, 05/01/19	4,542,970
4,713,007	PL# 725704, 6.00%, 08/01/34	4,796,176
11,565,695	PL# 725717, 4.00%, 08/01/19	11,097,292
10,783,855	PL# 725946, 5.50%, 11/01/34	10,786,138
10,342	PL# 732724, 5.50%, 08/01/18	10,497
15,548,382	PL# 735141, 5.50%, 01/01/35	15,551,674
4,002,210	PL# 735454, 5.50%, 11/01/18	4,063,348
25,137,194	PL# 735504, 6.00%, 04/01/35	25,613,429
1,084,669	PL# 735611, 5.50%, 03/01/20	1,101,238
100,277,206	PL# 735989, 5.50%, 02/01/35	100,471,428
156,229	PL# 738632, 5.00%, 11/01/18	156,644
9,095	PL# 741355, 5.50%, 10/01/18	9,232
5,130,381	PL# 743575, 5.00%, 11/01/18	5,144,010
9,842,906	PL# 745140, 5.00%, 11/01/35	9,610,898
11,201,507	PL# 745193, 5.50%, 06/01/20	11,372,621
40,257,451	PL# 745275, 5.00%, 02/01/36	39,308,542
22,452,811	PL# 745412, 5.50%, 12/01/35	22,457,566

See notes to financial statements.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Principal		Value

	US Government Agency Securities (continued)
	Fannie Mae (continued)

$16,062,842	PL# 745735, 5.00%, 03/01/21	$16,081,115
13,205,278	PL# 745740, 5.00%, 07/01/36	12,889,654
58,124	PL# 745823, 6.00%, 08/01/36	59,045
518,177	PL# 748257, 4.50%, 10/01/18	510,008
5,021	PL# 748655, 6.50%, 09/01/33	5,185
2,632	PL# 749118, 5.50%, 11/01/18	2,672
14,019	PL# 749153, 5.50%, 11/01/18	14,229
8,684	PL# 753643, 5.50%, 11/01/18	8,814
17,835	PL# 755167, 5.50%, 11/01/18	18,102
137,766	PL# 757687, 5.50%, 07/01/34	137,795
11,581	PL# 759423, 5.50%, 01/01/19	11,745
10,345	PL# 761018, 5.50%, 12/01/18	10,500
33,411	PL# 761808, 5.50%, 05/01/18	33,921
426,251	PL# 766312, 5.50%, 03/01/19	432,285
201,611	PL# 768313, 5.50%, 01/01/19	204,639
192,356	PL# 781889, 5.50%, 03/01/17	195,357
5,809,002	PL# 806549, Variable Rate, 4.57%, 01/01/35 (1)	5,825,669
54,391	PL# 817808, 6.00%, 09/01/36	55,253
1,274,558	PL# 826273, 6.00%, 07/01/20	1,305,164
1,568,185	PL# 831361, 5.50%, 03/01/21	1,588,955
68,757	PL# 831500, 6.00%, 05/01/16	70,498
4,413,250	PL# 831511, 6.00%, 06/01/16	4,524,994
868,507	PL# 845420, 6.00%, 02/01/36	882,587
756,362	PL# 849239, 5.50%, 01/01/21	766,572
8,868,188	PL# 850867, Variable Rate, 5.64%, 01/01/36 (1)	8,862,878
1,913,336	PL# 870843, 6.00%, 10/01/36	1,943,662
161,720	PL# 871059, 6.00%, 01/01/37	164,283
581,578	PL# 871436, 6.00%, 06/01/36	590,796
55,720	PL# 878340, 6.00%, 04/01/37	56,596
827,676	PL# 880770, 5.50%, 05/01/21	838,639
100,351	PL# 881578, 5.50%, 05/01/21	101,680
835,874	PL# 885071, 5.50%, 05/01/21	846,944
45,336,711	PL# 888306, 5.00%, 12/01/36	44,268,078
22,888,260	PL# 888635, 5.50%, 09/01/36	22,908,814
31,442,489	PL# 888678, 5.00%, 12/01/36	30,701,358
869,675	PL# 891805, 6.00%, 06/01/36	883,459
719,038	PL# 891814, 6.50%, 07/01/36	739,314
808,333	PL# 892970, 6.50%, 09/01/36	831,127
24,033	PL# 893926, 6.00%, 10/01/36	24,414
901,741	PL# 896049, 6.00%, 06/01/36	916,034
50,526	PL# 897820, 6.00%, 09/01/36	51,327
791,901	PL# 898124, 6.00%, 09/01/36	804,453
633,160	PL# 898330, 6.00%, 12/01/36	643,196
850,952	PL# 900303, 6.00%, 09/01/36	864,440
847,055	PL# 901717, 6.00%, 10/01/36	860,481
141,668	PL# 904102, 6.00%, 11/01/36	143,913
932,768	PL# 904907, 6.00%, 11/01/36	947,552
853,392	PL# 905674, 6.00%, 12/01/36	866,918
11,147,640	PL# 906064, 6.00%, 01/01/37	11,324,331
92,063	PL# 907735, 6.00%, 12/01/36	93,522
631,120	PL# 911420, 6.00%, 05/01/37	641,038
779,572	PL# 911440, 6.00%, 02/01/37	791,823
776,409	PL# 911446, 6.00%, 03/01/37	788,611
678,936	PL# 913180, 6.00%, 03/01/37	689,605
760,401	PL# 913345, 6.00%, 05/01/37	772,351
90,365	PL# 916302, 6.00%, 04/01/37	91,785
36,597	PL# 916946, 6.00%, 06/01/37	37,172
692,232	PL# 919389, 6.00%, 05/01/37	703,110
157,898	PL# 922044, 6.00%, 02/01/37	160,401
31,778	PL# 923382, 6.00%, 06/01/37	32,278
811,239	PL# 928306, 6.00%, 05/01/37	823,988
8,023,872	PL# 928510, 6.50%, 06/01/37	8,249,280
65,854	PL# 938111, 6.00%, 07/01/37	66,889
768,524	PL# 940762, 6.00%, 06/01/37	780,602
8,828,851	PL# 941348, 6.50%, 08/01/37	9,076,872
4,573,428	PL# 944027, 6.50%, 08/01/37	4,701,906
3,000,000	TBA, 5.00%, 01/01/23	3,003,282
50,900,000	TBA, 5.50%, 01/01/38	50,844,316
600,000	TBA, 6.00%, 01/01/38	609,281

		641,131,448

	Federal Agricultural Mortgage Corporation — 2.1%
45,175,000	144A, 5.50%, 07/15/11	47,881,841

	Federal Home Loan Bank — 0.8%
18,840,000	4.00%, 02/01/08	18,830,599

	Freddie Mac — 2.2%
16,800,000	4.75%, 06/28/12	17,393,880
4,702,572	PL# 1B2853, Variable Rate, 4.33%, 04/01/35 (1)	4,648,673
10,754,952	PL# 1G1119, Variable Rate, 4.75%, 09/01/35 (1)	10,656,660
15,850,000	Series MTN, 5.00%, 12/14/18	15,966,291

		48,665,504

	Freddie Mac Gold — 6.4%
230,122	PL# A32037, 5.00%, 03/01/35	224,712
25,024	PL# A38585, 5.50%, 10/01/35	24,986
429,301	PL# A64579, 5.50%, 08/01/37	428,482
380,739	PL# B10307, 4.50%, 10/01/18	374,509
459,478	PL# B11431, 4.50%, 12/01/18	451,959
3,135,819	PL# B11446, 5.00%, 12/01/18	3,144,035
43,773	PL# B13285, 4.50%, 04/01/19	43,038
630,730	PL# B14218, 4.50%, 05/01/19	620,142
942,093	PL# B14518, 4.50%, 01/01/20	926,277
1,382,591	PL# B17118, 4.50%, 11/01/19	1,359,381
21,969	PL# B17892, 4.50%, 10/01/19	21,610
684,735	PL# B19028, 4.50%, 03/01/20	673,100
4,008,968	PL# B19043, 4.50%, 03/01/20	3,940,849
19,637	PL# B19177, 4.50%, 05/01/20	19,303
842,224	PL# B19187, 4.50%, 04/01/20	827,913
171,215	PL# B19188, 4.50%, 05/01/20	168,305
181,620	PL# B19272, 4.50%, 05/01/20	178,534
474,831	PL# B19621, 5.00%, 07/01/20	475,371
882,716	PL# C01271, 6.50%, 12/01/31	912,964

See notes to financial statements.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Principal		Value

	US Government Agency Securities (continued)
	Freddie Mac Gold (continued)

$2,664,581	PL# C57150, 6.00%, 05/01/31	$2,716,877
3,221	PL# C67653, 7.00%, 06/01/32	3,375
48,015	PL# C67868, 7.00%, 06/01/32	50,316
12,171	PL# C67999, 7.00%, 06/01/32	12,755
74,585	PL# C68001, 7.00%, 06/01/32	78,159
111,610	PL# C90229, 7.00%, 08/01/18	117,371
15,907	PL# E00570, 6.00%, 09/01/13	16,313
334,954	PL# E00592, 6.00%, 12/01/13	343,327
16,383	PL# E00720, 6.00%, 07/01/14	16,779
17,067	PL# E01007, 6.00%, 08/01/16	17,477
56,862	PL# E01095, 6.00%, 01/01/17	58,247
369,657	PL# E01490, 5.00%, 11/01/18	370,626
725,728	PL# E01538, 5.00%, 12/01/18	727,630
28,494	PL# E01638, 4.00%, 04/01/19	27,430
22,770	PL# E69171, 6.00%, 02/01/13	23,329
18,464	PL# E73319, 6.00%, 11/01/13	18,918
26,416	PL# E73769, 6.00%, 12/01/13	27,065
12,613	PL# E75990, 6.00%, 04/01/14	12,941
23,602	PL# E76341, 6.00%, 04/01/14	24,146
34,352	PL# E76730, 6.00%, 05/01/14	35,144
24,936	PL# E76731, 6.00%, 05/01/14	25,510
16,427	PL# E78995, 6.00%, 11/01/14	16,806
202,312	PL# E84191, 6.00%, 07/01/16	207,268
3,608	PL# E84758, 5.50%, 07/01/16	3,661
15,344	PL# E85885, 6.00%, 11/01/16	15,720
221,761	PL# E86502, 5.50%, 12/01/16	224,998
4,191	PL# E86565, 5.50%, 12/01/16	4,252
204,162	PL# E87961, 6.00%, 02/01/17	209,163
315,188	PL# E88001, 6.00%, 02/01/17	322,820
40,730	PL# E88452, 6.00%, 03/01/17	41,716
272,507	PL# E88749, 6.00%, 03/01/17	279,182
380,449	PL# E88789, 6.00%, 04/01/17	389,661
124,920	PL# E88979, 5.50%, 04/01/17	126,700
267,573	PL# E89282, 6.00%, 04/01/17	274,052
514,600	PL# E89336, 6.00%, 05/01/17	527,060
23,403	PL# E89653, 6.00%, 04/01/17	23,976
388,072	PL# E89913, 6.00%, 05/01/17	397,469
665,654	PL# E91644, 5.50%, 10/01/17	675,142
206,683	PL# E91754, 5.50%, 10/01/17	209,630
286,483	PL# E91774, 5.50%, 10/01/17	290,567
140,361	PL# E91968, 5.50%, 10/01/17	142,362
231,094	PL# E92113, 5.50%, 10/01/17	234,388
20,422	PL# E95352, 4.50%, 04/01/18	20,088
44,466	PL# E98821, 4.50%, 09/01/18	43,738
1,129,426	PL# G01391, 7.00%, 04/01/32	1,187,257
16,276,832	PL# G02967, 5.50%, 05/01/37	16,245,779
13,426	PL# G11111, 6.00%, 04/01/16	13,743
99,850	PL# G11394, 4.50%, 05/01/18	98,216
6,221,120	PL# G11618, 4.50%, 05/01/18	6,124,745
388,561	PL# G11639, 4.50%, 12/01/19	382,038
2,710,413	PL# G11681, 5.00%, 04/01/20	2,715,768
7,812,460	PL# G11720, 4.50%, 08/01/20	7,681,310
11,856,986	PL# G11769, 5.00%, 10/01/20	11,870,473
181,679	PL# G18052, 4.50%, 05/01/20	178,592
2,387,139	PL# J00156, 5.00%, 10/01/20	2,389,854
610,201	PL# J00726, 5.00%, 12/01/20	610,895
2,879,217	PL# M80813, 4.00%, 04/01/10	2,835,010
67,000,000	TBA, 5.50%, 01/01/38	66,863,924

		143,417,228

	Government National Mortgage Association — 1.3%
96,172	PL# 3173, 6.50%, 12/20/31	99,709
12,789,009	PL# 4006, 6.00%, 07/20/37	13,055,346
560	PL# 434615, 7.00%, 11/15/29	594
143,581	PL# 435071, 7.00%, 03/15/31	152,246
18,608	PL# 493966, 7.00%, 06/15/29	19,749
36,868	PL# 494742, 7.00%, 04/15/29	39,128
1,093	PL# 530260, 7.00%, 02/15/31	1,159
214,601	PL# 531025, 6.00%, 04/15/32	220,140
476	PL# 538271, 7.00%, 11/15/31	505
70,776	PL# 538312, 6.00%, 02/15/32	72,603
107,472	PL# 543989, 7.00%, 03/15/31	113,958
783	PL# 547545, 7.00%, 04/15/31	830
219,154	PL# 550985, 7.00%, 10/15/31	232,380
247	PL# 551549, 7.00%, 07/15/31	261
17,221	PL# 552413, 7.00%, 02/15/32	18,260
76,396	PL# 554808, 6.00%, 05/15/31	78,412
56,734	PL# 555360, 6.00%, 06/15/31	58,231
72,250	PL# 555733, 6.00%, 03/15/32	74,115
452	PL# 557664, 7.00%, 08/15/31	480
54,411	PL# 557678, 7.00%, 08/15/31	57,695
3,754	PL# 561050, 7.00%, 05/15/31	3,981
370	PL# 561996, 7.00%, 07/15/31	393
10,129	PL# 563346, 7.00%, 09/15/31	10,741
39,940	PL# 563599, 7.00%, 06/15/32	42,351
66,357	PL# 564086, 7.00%, 07/15/31	70,361
35,884	PL# 564300, 6.00%, 08/15/31	36,831
6,990	PL# 564706, 7.00%, 07/15/31	7,412
68,602	PL# 565808, 6.00%, 11/15/31	70,412
149,066	PL# 567622, 6.00%, 04/15/32	152,913
74,948	PL# 569567, 7.00%, 01/15/32	79,473
55,016	PL# 570517, 6.00%, 01/15/32	56,436
39,109	PL# 572821, 6.00%, 12/15/31	40,141
72,203	PL# 574873, 6.00%, 12/15/31	74,108
82,567	PL# 575906, 6.00%, 01/15/32	84,698
34,565	PL# 576323, 6.00%, 12/15/31	35,477
1,260	PL# 579377, 7.00%, 04/15/32	1,336
181,134	PL# 581015, 7.00%, 02/15/32	192,068
82,958	PL# 581070, 6.00%, 02/15/32	85,099
42,756	PL# 582956, 7.00%, 02/15/32	45,337
216,544	PL# 587122, 7.00%, 06/15/32	229,616
4,897	PL# 587494, 7.00%, 06/15/32	5,193
923	PL# 589696, 7.00%, 05/15/32	979
42,281	PL# 592030, 6.00%, 02/15/32	43,373
15,120	PL# 780802, 6.50%, 05/15/28	15,701

See notes to financial statements.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Principal		Value

	US Government Agency Securities (continued)
	Government National Mortgage Association (continued)

$24,820	PL# 781113, 7.00%, 11/15/29	$26,342
156,203	PL# 781148, 6.00%, 07/15/29	160,524
77,127	PL# 781276, 6.50%, 04/15/31	80,053
22,186	PL# 781287, 7.00%, 05/15/31	23,540
35,129	PL# 781324, 7.00%, 07/15/31	37,260
193,366	PL# 781328, 7.00%, 09/15/31	205,170
150,592	PL# 781330, 6.00%, 09/15/31	154,736
39,399	PL# 781496, 6.50%, 09/15/32	40,870
50,611	PL# 781548, 7.00%, 11/15/32	53,676
29,563	PL# 781584, 7.00%, 05/15/32	31,358
2,499,324	PL# 781804, 6.00%, 09/15/34	2,561,657
2,225,654	PL# 781847, 6.00%, 12/15/34	2,280,981
2,176,588	PL# 781902, 6.00%, 02/15/35	2,230,578
5,514,321	PL# 80916, 4.75%, 05/20/34	5,515,312

		29,082,288

	Resolution Funding Strips — 0.1%
1,200,000	Zero coupon, 07/15/18	748,287
1,200,000	Zero coupon, 10/15/18	738,973

		1,487,260

	Total US Government Agency Securities (Cost $952,558,010)	966,854,678

	Corporate Bonds and Notes — 50.6%
	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 0.0%
280,000	Daimler Chrysler NA Holding, 4.05%, 06/04/08	278,951

	Banks and Financial Services — 14.6%
390,000	American Real Estate Partners, LP/American Real Estate Finance Corp., 8.13%, 06/01/12	379,763
85,000	BAC Capital Trust XI, 6.63%, 05/23/36	82,955
3,000,000	Bank of America Corp., 7.80%, 09/15/16	3,405,813
4,550,000	Bank of America Corp., 6.00%, 09/01/17	4,657,089
14,740,000	Bank of America Corp., 5.75%, 12/01/17	14,801,466
3,025,000	Bank of America NA, 5.30%, 03/15/17	2,946,710
2,550,000	Bank of America NA, Series BKNT, 6.10%, 06/15/17	2,610,728
2,000,000	BankBoston NA, Series BKNT, 6.38%, 03/25/08	2,003,042
7,265,000	Barclays Bank PLC — 144A (United Kingdom), Variable Rate, 7.43%, perpetual (1)	7,562,691
7,125,000	Citigroup Capital XXI, Variable Rate, 8.30%, 12/21/57 (1)	7,460,972
9,050,000	Citigroup, Inc., 3.50%, 02/01/08	9,038,543
14,330,000	Citigroup, Inc., 3.63%, 02/09/09 (5)	14,141,661
820,000	Citigroup, Inc., 6.20%, 03/15/09	831,502
3,980,000	Citigroup, Inc., 4.13%, 02/22/10	3,923,735
6,700,000	Citigroup, Inc., 5.30%, 10/17/12	6,794,282
3,300,000	Citigroup, Inc., 5.88%, 05/29/37	3,090,117
8,220,000	Credit Suisse (Guernsey), Variable Rate, 5.86%, perpetual (1) (5)	7,371,318
8,225,000	Eksportfinans ASA, Series MTN (Norway), 3.38%, 01/15/08	8,217,285
14,675,000	General Electric Capital Corp., 5.00%, 11/15/11	14,865,715
5,375,000	General Electric Capital Corp., Variable Rate, 6.38%, 11/15/67 (1)	5,559,733
5,820,000	General Electric Capital Corp., Series GMTN, 6.15%, 08/07/37	6,205,045
5,680,000	General Electric Capital Corp., Series MTN, 5.00%, 04/10/12	5,755,436
3,230,000	Goldman Sachs Capital II, Variable Rate, 5.79%, perpetual (1)	2,878,450
13,605,000	Goldman Sachs Group, Inc., 5.25%, 10/15/13	13,626,455
2,850,000	HBOS Treasury Services PLC — 144A (United Kingdom), 3.75%, 09/30/08	2,829,571
2,925,000	HSBC Finance Corp., 6.50%, 11/15/08	2,957,731
1,495,000	JPMorgan Chase & Company, 3.63%, 05/01/08	1,486,721
2,100,000	JPMorgan Chase & Company, 5.75%, 10/15/08	2,111,804
1,100,000	JPMorgan Chase & Company, 7.00%, 11/15/09	1,146,957
7,750,000	JPMorgan Chase Bank NA, Series BKNT, 6.00%, 07/05/17	7,861,941
1,945,000	JPMorgan Chase Bank NA, Series BKNT, 6.00%, 10/01/17	1,981,733
10,250,000	JPMorgan Chase Capital XXV, 6.80%, 10/01/37	9,885,705
630,000,000	Kreditanstalt für Wiederaufbau (Germany), Series EMTN, Floating Rate, 0.66%, 08/08/11 (2)(17)	5,642,350

See notes to financial statements.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Principal		Value

	Corporate Bonds and Notes (continued)
	Banks and Financial Services (continued)

$1,015,000	Lehman Brothers Capital Trust VII, Series MTN, Variable Rate, 5.86%, perpetual(1)	$905,466
4,400,000	Lehman Brothers Holdings, Inc., Series MTN, 5.25%, 02/06/12	4,357,703
6,030,000	Lehman Brothers Holdings, Inc., Series MTN, 6.00%, 07/19/12	6,146,005
2,400,000	Lehman Brothers Holdings, Inc., Series MTN, 5.50%, 04/04/16	2,300,162
6,650,000	Lehman Brothers Holdings, Inc., Series MTN, 6.75%, 12/28/17	6,866,564
3,800,000	Lehman Brothers Holdings, Inc., Series MTN, 7.00%, 09/27/27	3,867,142
3,175,000	Mellon Capital IV, Series 1, Variable Rate, 6.24%, perpetual (1)	2,949,581
7,310,000	Morgan Stanley, 5.05%, 01/21/11	7,314,284
425,000	Morgan Stanley, 6.75%, 04/15/11	445,787
17,410,000	Morgan Stanley, Floating Rate, 5.49%, 01/09/12 (2)	16,840,013
8,710,000	Morgan Stanley, Series MTN, 6.25%, 08/28/17	8,870,560
1,950,000	Morgan Stanley, Series MTNF, 5.55%, 04/27/17	1,904,986
355,000	Nationwide Building Society — 144A (United Kingdom), 4.25%, 02/01/10	354,853
6,450,000	Royal Bank of Scotland Group PLC — 144A (United Kingdom), Variable Rate, 6.99%, perpetual (1)	6,441,834
3,365,000	SLM Corp., Series MTN, 5.40%, 10/25/11	3,069,412
2,000,000	SunTrust Banks, Inc., 4.00%, 10/15/08	1,987,450
1,535,000	SunTrust Banks, Inc., Series CD, 4.42%, 06/15/09	1,524,419
2,125,000	SunTrust Capital VIII, Variable Rate, 6.10%, 12/01/66 (1)	1,773,854
2,150,000	The Bank of New York Company, Inc., Series BKNT, 3.80%, 02/01/08	2,149,301
4,700,000	The Bear Stearns Companies, Inc., 6.40%, 10/02/17	4,549,031
7,565,000	The Bear Stearns Companies, Inc., Series MTN, 6.95%, 08/10/12	7,785,928
1,000,000	The Bear Stearns Companies, Inc., Series MTNB, 4.55%, 06/23/10	967,517
2,475,000	TIAA Global Markets — 144A, 3.88%, 01/22/08	2,474,666
467,000,000	Toyota Motor Credit Corp., 0.75%, 06/09/08 (17)	4,176,882
10,780,000	UBS AG Stamford Branch, Series DPNT (Switzerland), 5.88%, 12/20/17	10,876,255
980,000	UBS Preferred Funding Trust I, Variable Rate, 8.62%, perpetual (1)	1,056,669
4,315,000	US Bank NA, Series BKNT, 4.40%, 08/15/08	4,298,159
540,000	Wachovia Bank NA, Series BKNT, 4.38%, 08/15/08	536,945
11,100,000	Wachovia Bank NA, Series BKNT, 6.60%, 01/15/38	11,192,186
2,340,000	Wachovia Corp., 6.30%, 04/15/08	2,344,418
2,760,000	Wells Fargo & Company, 4.20%, 01/15/10	2,743,882
4,090,000	Wells Fargo & Company, 4.63%, 08/09/10	4,095,652
4,525,000	Wells Fargo & Company, 4.88%, 01/12/11	4,589,033
2,895,000	ZFS Finance USA Trust V — 144A, Variable Rate, 6.50%, 05/09/37 (1)	2,677,169

		328,548,787

	Broadcast Services/Media — 1.1%
5,374,000	Comcast Cable Communications Holdings, 8.38%, 03/15/13	6,035,421
1,800,000	Comcast Cable Communications, Inc., 6.75%, 01/30/11	1,883,174
965,000	Comcast Corp., 7.05%, 03/15/33	1,057,373
7,250,000	Comcast Corp., 6.95%, 08/15/37	7,850,345
465,000	Cox Communications, Inc., 7.75%, 11/01/10	496,304
475,000	CSC Holdings, Inc., Series B, 8.13%, 07/15/09	483,906
555,000	CSC Holdings, Inc., Series B, 8.13%, 08/15/09	566,100
1,070,000	News America Holdings, 7.63%, 11/30/28	1,188,960
260,000	News America, Inc., 7.28%, 06/30/28	280,175

See notes to financial statements.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Principal		Value

	Corporate Bonds and Notes (continued)
	Broadcast Services/Media (continued)

$1,675,000	TCI Communications, Inc., 7.13%, 02/15/28	$1,746,228
725,000	Time Warner Entertainment, 8.38%, 07/15/33	875,895
1,910,000	Time Warner, Inc., 7.57%, 02/01/24	2,076,422

		24,540,303

	Computer Equipment, Software and Services — 0.2%
4,415,000	International Business Machines Corp., 5.70%, 09/14/17	4,572,545

	Construction Services and Supplies — 0.1%
2,875,000	Belvoir Land LLC — 144A, 5.40%, 12/15/47	2,547,998

	Electronics — 0.0%
155,000	L-3 Communications Corp., Series B, 6.38%, 10/15/15	153,450

	Environmental Waste Management and Recycling Services — 0.0%
715,000	Aleris International, Inc., 9.00%, 12/15/14 (12)	600,600

	Food and Beverage — 0.6%
6,445,000	Kraft Foods, Inc., 6.50%, 08/11/17	6,679,534
5,675,000	Kraft Foods, Inc., 6.13%, 02/01/18	5,729,054

		12,408,588

	Insurance — 1.4%
1,775,000	ASIF Global Financial XXIII — 144A, 3.90%, 10/22/08	1,754,875
2,850,000	Berkshire Hathaway Finance Corp., 3.38%, 10/15/08	2,825,325
2,815,000	Berkshire Hathaway Finance Corp., 4.13%, 01/15/10	2,826,527
3,800,000	Chubb Corp., Variable Rate, 6.38%, 03/29/37 (1)	3,712,953
5,355,000	Hartford Life Global Funding, Series MTN, Floating Rate, 5.16%, 09/15/09 (2)	5,350,218
4,455,000	MetLife, Inc., 6.40%, 12/15/36	4,095,718
1,600,000	New York Life Global Funding — 144A, 3.88%, 01/15/09	1,591,117
3,595,000	Progressive Corp., Variable Rate, 6.70%, 06/15/37 (1)	3,343,152
2,150,000	Reinsurance Group of America, Inc., Variable Rate, 6.75%, 12/15/65 (1)	1,934,607
4,125,000	The Travelers Companies, Inc., Variable Rate, 6.25%, 03/15/37 (1)	3,874,967

		31,309,459

	Machinery — 0.1%
2,150,000	Atlantic Marine, Inc. — 144A, 5.34%, 12/01/50	1,963,660

	Medical Equipment, Supplies, and Services — 0.5%
8,175,000	Amgen, Inc. — 144A, Floating Rate, 5.13%, 11/28/08 (2)	8,167,275
3,600,000	WellPoint, Inc., 5.95%, 12/15/34	3,399,667

		11,566,942

	Metals and Mining — 0.4%
730,000	AK Steel Corp., 7.75%, 06/15/12	737,300
1,695,000	Freeport-McMoRan Copper & Gold, Inc., 8.25%, 04/01/15	1,800,938
3,080,000	Freeport-McMoRan Copper & Gold, Inc., 8.38%, 04/01/17	3,311,000
1,999,000	Ispat Inland ULC (Canada), 9.75%, 04/01/14	2,166,478

		8,015,716

	Oil, Coal and Gas — 0.9%
2,965,000	Arch Western Finance, 6.75%, 07/01/13	2,890,875
270,000	Colorado Interstate Gas, 6.80%, 11/15/15	282,409
120,000	Compton Petroleum Finance Corp. (Canada), 7.63%, 12/01/13	112,200
1,425,000	Consolidated Natural Gas, Series A, 5.00%, 03/01/14	1,383,830
365,000	El Paso Natural Gas, 8.63%, 01/15/22	422,403
15,000	El Paso Natural Gas, 8.38%, 06/15/32(5)	17,646
2,600,000	Enterprise Products Operating LP, 4.95%, 06/01/10	2,603,193
3,680,000	Gaz Capital (Gazprom) — 144A (Russia), 7.29%, 08/16/37	3,732,624
190,000	KCS Energy, Inc., 7.13%, 04/01/12	183,825
1,795,000	Petrobras International Finance Company (Cayman Islands), 5.88%, 03/01/18	1,794,103

See notes to financial statements.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Principal		Value

	Corporate Bonds and Notes (continued)
	Oil, Coal and Gas (continued)

$2,690,000	Sabine Pass LNG, LP, 7.50%, 11/30/16	$2,582,400
665,000	Tennessee Gas Pipeline Company, 7.00%, 10/15/28	674,631
3,400,000	XTO Energy, Inc., 6.75%, 08/01/37	3,659,070

		20,339,209

	Paper and Forest Products — 0.1%
365,000	Bowater Canada Finance Corp. (Canada), 7.95%, 11/15/11	296,563
400,000	Catalyst Paper Corp., Series D (Canada), 8.63%, 06/15/11	334,000
1,915,000	Georgia-Pacific Corp. — 144A, 7.13%, 01/15/17	1,871,912

		2,502,475

	Pharmaceuticals/Research and Development — 0.4%
170,000	Bio-Rad Laboratories, Inc., 7.50%, 08/15/13	172,550
530,000	Bio-Rad Laboratories, Inc., 6.13%, 12/15/14	512,775
600,000	Bristol-Myers Squibb, 6.88%, 08/01/97	635,923
766,000,000	Pfizer, Inc., Series INTL, 0.80%, 03/18/08(17)	6,852,942
1,580,000	Wyeth, 6.00%, 02/15/36	1,585,225

		9,759,415

	Printing and Publishing — 0.0%
1,070,000	Idearc, Inc., 8.00%, 11/15/16	987,075

	Private Asset Backed: Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 1.5%
3,556,467	Daimler Chrysler Auto Trust, Series 2005-B, Class A3, 4.04%, 09/08/09	3,553,213
11,740,976	Daimler Chrysler Auto Trust, Series 2006-B, Class A3, 5.33%, 08/08/10	11,780,300
18,911,000	Nissan Auto Receivables Owner Trust, Series 2006-B, Class A4, 5.22%, 11/15/11	19,148,669

		34,482,182

	Private Asset Backed: Banks and Financial Services — 3.0%
3,394,098	Banc of America Alternative Loan Trust, Series 2004-7, Class 4A1, 5.00%, 08/25/19	3,332,556
2,805,000	Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A4, 4.76%, 06/10/36	2,813,623
11,200,000	Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3, 4.57%, 08/10/42	10,968,322
2,689,165	Morgan Stanley Capital I, Series 1999-FNV1, Class A2, 6.53%, 03/15/31	2,713,360
7,875,000	Morgan Stanley Capital I, Series 2007-IQ15, Class AM, Floating Rate, 5.88%, 07/11/17(3)	8,013,567
7,440,000	Morgan Stanley Capital I, Series 2007-IQ16, Class A4, 5.81%, 10/12/17	7,672,099
2,884,015	SLM Student Loan Trust, Series 2005-5, Class A1, Floating Rate, 5.08%, 01/25/18(2)	2,885,310
14,200,000	SLM Student Loan Trust, Series 2005-6, Class A5B, Floating Rate, 5.09%, 07/27/26(2)	14,193,781
14,030,000	Washington Mutual Asset Securities Corp. — 144A, Series 2005-C1A, Class A2, 5.15%, 05/25/36	14,045,159

		66,637,777

	Private Asset Backed: Credit Cards — 3.4%
14,000,000	American Express Credit Account Master Trust, Series 2005-3, Class A, Floating Rate, 5.03%, 01/18/11(3)	13,998,113
34,800,000	Chase Issuance Trust, Series 2007-A17, Class A, 5.12%, 10/15/14	35,682,591
15,125,000	Citibank Credit Card Issuance Trust, Series 2006-A2, Class A2, 4.85%, 02/10/11	15,219,023
11,500,000	MBNA Credit Card Master Note Trust, Series 2003-A6, Class A6, 2.75%, 10/15/10	11,418,382

		76,318,109

	Private Asset Backed: Mortgage and Home Equity — 19.1%
1,552,609	ACE Securities Corp., Series 2006-HE1, Class A2A, Floating Rate, 4.95%, 02/25/36(3)	1,546,370

See notes to financial statements.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Principal		Value

	Corporate Bonds and Notes (continued)
	Private Asset Backed: Mortgage and Home Equity (continued)

$11,960,000	Banc of America Commercial Mortgage, Inc., Series 2000-1, Class A2A, 7.33%, 11/15/31	$12,367,134
8,201,046	Banc of America Commercial Mortgage, Inc., Series 2001-1, Class A2, 6.50%, 04/15/36	8,561,790
16,715,000	Banc of America Commercial Mortgage, Inc., Series 2002-2, Class A3, 5.12%, 07/11/43	16,926,716
11,170,000	Banc of America Commercial Mortgage, Inc., Series 2002-PB2, Class A4, 6.19%, 06/11/35	11,721,969
13,250,000	Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A4, Floating Rate, 5.69%, 04/10/49(3)	13,622,514
437,356	Bear Stearns Commercial Mortgage Securities, Inc., Series 2001, Class A1, 6.08%, 02/15/35	442,649
2,545,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PWR8, Class A4, 4.67%, 06/11/41	2,436,026
3,475,000	Chase Commercial Mortgage Securities Corp., Series 2000-3, Class A2, 7.32%, 10/15/32	3,664,574
4,647,000	Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.70%, 12/10/49	4,787,747
13,168,307	Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, Floating Rate, 5.34%, 08/25/35(3)	12,795,869
5,797,169	Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC3, Class A2A, Floating Rate, 4.98%, 03/25/37(3)	5,535,951
818,931	Countrywide Asset-Backed Certificates, Series 2004-13, Class AV4, Floating Rate, 5.16%, 06/25/35(3)	789,587
9,451,608	Countrywide Home Loans, Series 2007-16, Class A1, 6.50%, 10/25/37	9,593,963
19,090,149	Credit Suisse First Boston Mortgage Securities Corp., Series 1998-C2, Class A2, 6.30%, 11/15/30	19,204,592
10,280,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-CKS4, Class A2, 5.18%, 11/15/36	10,417,049
13,110,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-C3, Class A5, 3.94%, 05/15/38	12,527,725
3,696,359	Credit Suisse Mortgage Capital Certificates, Series 2006-3, Class 1A1A, Floating Rate, 4.96%, 04/25/36(3)	3,689,065
4,380,601	DLJ Commercial Mortgage Corp., Series 2000-CKP1, Class A1B, 7.18%, 11/10/33	4,617,463
4,577,530	Fieldstone Mortgage Investment Corp., Series 2006-1, Class A1, Floating Rate, 4.95%, 05/25/36(3)	4,531,096
3,463,061	First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF4, Class A1, Floating Rate, 4.93%, 03/25/36(3)	3,432,412
12,570,000	First Union National Bank Commercial Mortgage, Series 2001-C2, Class A2, 6.66%, 01/12/43	13,236,622
10,380,000	GE Capital Commercial Mortgage Corp., Series 2002-1A, Class A3, 6.27%, 12/10/35	10,940,008
11,875,000	GE Capital Commercial Mortgage Corp., Series 2002-2A, Class A3, 5.35%, 08/11/36	12,123,519
5,825,824	GMAC Commercial Mortgage Securities, Inc., Series 1999-C2, Class A2, 6.95%, 09/15/33	5,956,030
5,597,738	GMAC Commercial Mortgage Securities, Inc., Series 1999-C3, Class A2, 7.18%, 08/15/36	5,771,918
3,175,000	GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, 4.75%, 07/10/39	3,048,420
5,027,000	GS Mortgage Securities Corp. II, Series 2005-GG4, Class AJ, 4.78%, 07/10/39	4,578,792
9,062,644	GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1, 5.25%, 07/25/35	8,720,847
9,968,156	Harborview Mortgage Loan Trust, Series 2006-11, Class A1A, Floating Rate, 5.14%, 12/19/36(3)	9,408,237

See notes to financial statements.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Principal		Value

	Corporate Bonds and Notes (continued)
	Private Asset Backed: Mortgage and Home Equity (continued)

$10,490,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-C1, Class A3, 5.86%, 10/12/35	$10,873,528
6,650,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-CIB2, Class A3, 6.43%, 04/15/35	6,993,885
9,176,671	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC, Class A3, 6.26%, 03/15/33	9,525,470
9,350,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A4, 4.90%, 09/12/37	9,063,989
1,665,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4, 5.43%, 12/12/43	1,677,385
12,770,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB20, Class A4, 5.79%, 02/12/51	13,155,962
16,786,534	JPMorgan Mortgage Trust, Series 2006-A2, Class 4A1, Floating Rate, 3.89%, 08/25/34(3)	16,628,660
7,056,270	LB Commercial Conduit Mortgage Trust, Series 1998-C4, Class A1B, 6.21%, 10/15/35	7,084,656
12,914,117	LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A2, 7.95%, 05/15/25	13,643,448
6,065,080	LB-UBS Commercial Mortgage Trust, Series 2000-C4, Class A2, 7.37%, 08/15/26	6,395,801
7,395,000	LB-UBS Commercial Mortgage Trust, Series 2003-C7, Class A3, 4.56%, 09/15/27	7,376,793
9,100,000	LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class A4, 4.51%, 12/15/29	9,032,035
11,910,000	LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A3, 5.35%, 11/15/38	11,937,039
9,658,000	LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.43%, 02/15/40	9,719,285
1,349,606	New Century Home Equity Loan Trust, Series 2006-1, Class A2A, Floating Rate, 4.93%, 05/25/36 (3)	1,347,138
8,152,699	Popular ABS Mortgage Pass-Through Trust, Series 2006-D, Class A1, Floating Rate, 4.93%, 11/25/46 (3)	7,995,651
1,058,265	Residential Asset Mortgage Products, Inc., Series 2006-RS2, Class A1, Floating Rate, 4.95%, 03/25/36 (3)	1,056,525
10,133,682	Residential Asset Securitization Trust, Series 2005-A14, Class A4, 5.50%, 12/25/35	10,133,351
7,700,558	Salomon Brothers Mortgage Securities VII, Series 1999-C1, Class A2, Floating Rate, 7.07%, 05/18/32 (3)	7,782,337
9,099,504	Salomon Brothers Mortgage Securities VII, Series 2001-C2, Class A3, 6.50%, 10/13/11	9,572,221
1,300,932	Structured Asset Investment Loan Trust, Series 2006-2, Class A1, Floating Rate, 4.93%, 04/25/36 (3)	1,292,301
16,230,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4, Floating Rate, 5.90%, 02/15/51 (3)	16,978,906
400,000	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4, Class 2A4, Floating Rate, 5.77%, 04/25/36 (3)	394,247

		426,657,267

	Private Asset Backed: Other — 0.2%
3,997,588	Structured Asset Securities Corp. — 144A, Series 2003-AL2, Class A, 3.36%, 01/25/31	3,663,068

	Private Asset Backed: Utilities — 0.4%
8,000,000	Peco Energy Transition Trust, Series 2000-A, Class A4, 7.65%, 03/01/10	8,385,074

	Real Estate Development and Services — 0.2%
4,045,000	American Real Estate Partners LP — 144A, 7.13%, 02/15/13	3,822,525

	Real Estate Investment Trusts — 0.3%
910,000	AvalonBay Communities, Series MTN, 6.63%, 09/15/11	951,220
725,000	The Rouse Company, 3.63%, 03/15/09	694,375

See notes to financial statements.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Principal		Value

	Corporate Bonds and Notes (continued)
	Real Estate Investment Trusts (continued)

$4,135,000	The Rouse Company, 5.38%, 11/26/13	$3,591,851
2,200,000	The Rouse Company/TRC Co-issuer, Inc — 144A, 6.75%, 05/01/13	2,054,672

		7,292,118

	Semiconductors — 0.0%
1,195,000	Momentive Performance Materials — 144A, 10.13%, 12/01/14	1,099,400

	Telecommunications Equipment and Services — 1.6%
625,000	America Movil SA de CV (Mexico), 6.38%, 03/01/35	621,138
10,025,000	AT&T, Inc., 6.50%, 09/01/37 (6)	10,518,180
810,000	Cincinnati Bell, Inc., 7.25%, 07/15/13	816,075
800,000	Citizens Communications Company, 6.25%, 01/15/13	779,000
2,350,000	New England Telephone & Telegraph, 7.88%, 11/15/29	2,697,807
970,000	New Jersey Bell Telephone, 7.85%, 11/15/29	1,110,774
2,755,000	Qwest Communications International, Inc., 7.50%, 02/15/14	2,761,888
755,000	Qwest Communications International, Inc., Series B, 7.50%, 02/15/14	756,888
675,000	Qwest Corp., Floating Rate, 8.24%, 06/15/13(2)	691,875
890,000	Rogers Wireless, Inc. (Canada), 7.50%, 03/15/15	974,656
1,950,000	Sprint Nextel Corp., 6.00%, 12/01/16	1,870,855
1,725,000	Telecom Italia Capital (Luxembourg), 5.25%, 10/01/15	1,683,215
555,000	Telecom Italia Capital (Luxembourg), 6.00%, 09/30/34	541,451
75,000	Telefonica Emisiones SAU (Spain), 6.42%, 06/20/16	79,056
2,950,000	Telefonica Emisiones SAU (Spain), 7.05%, 06/20/36	3,308,230
850,000	Telefonica Europe BV (the Netherlands), 7.75%, 09/15/10	910,354
215,000	Verizon Maryland, Inc., Series B, 5.13%, 06/15/33	185,916
1,470,000	Vodafone Group PLC (United Kingdom), 5.00%, 12/16/13	1,447,040
500,000	Vodafone Group PLC (United Kingdom), 5.00%, 09/15/15	482,648
890,000	Wind Acquisition Finance SA — 144A (Luxembourg), 10.75%, 12/01/15	974,550
1,375,000	Windstream Corp., 8.13%, 08/01/13	1,430,000
1,750,000	Windstream Corp., 8.63%, 08/01/16	1,846,250

		36,487,846

	Transportation — 0.0%
560,000	Overseas Shipholding Group, 7.50%, 02/15/24	538,300

	Utilities — 0.5%
335,159	AES Ironwood LLC, 8.86%, 11/30/25	368,675
235,000	AES Red Oak LLC, Series B, 9.20%, 11/30/29	262,025
2,735,000	Centerpoint Energy, Inc., Series B, 7.25%, 09/01/10	2,899,915
282,824	Elwood Energy LLC, 8.16%, 07/05/26	284,144
1,000,000	Florida Power & Light, 5.63%, 04/01/34	971,604
82,450	Homer City Funding LLC, 8.73%, 10/01/26	90,283
438,270	Midwest Generation LLC, Series B, 8.56%, 01/02/16	467,853
560,000	NRG Energy, Inc., 7.38%, 02/01/16	547,400
200,000	Suncor Energy, Inc. (Canada), 6.50%, 06/15/38	214,579
4,355,000	Texas Competitive Electric Holdings Company LLC — 144A, 10.25%, 11/01/15	4,333,224

		10,439,702

	Total Corporate Bonds and Notes (Cost $1,140,242,826)	1,135,918,541

Shares

	Preferred Stocks — 2.4%
	Banks and Financial Services — 2.3%
678,250	Fannie Mae, Variable Rate, 8.25% (1)	17,464,938
483,700	Freddie Mac, Series Z, Variable Rate, 8.38% (1)(4)	12,648,755
850,000	Wachovia Corp., 8.00%	21,504,999

		51,618,692

See notes to financial statements.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Shares		Value

	Preferred Stocks (continued)

	Insurance — 0.1%
2,350,000	Lincoln National Corp., Variable Rate, 7.00%, 05/17/66 (1)	$2,363,153

	Total Preferred Stocks (Cost $52,801,330)	53,981,845

Principal

	Foreign Government Obligations — 1.2%
$9,700,000	AID-Israel (Israel), 5.50%, 09/18/23	10,465,659
2,975,000	Bundesrepublik Deutschland, (Germany), Series 07, 4.25%, 07/04/39 (16)	4,103,851
2,930,000	Province of Manitoba (Canada), 6.38%, 09/01/15 (18)	2,056,970
3,365,000	Province of Ontario, Series GMTN (Canada), 6.25%, 06/16/15 (18)	2,356,540
4,400,000	Republic of Argentina (Argentina), Floating Rate, 5.39%, 08/03/12 (11)	3,986,400
3,900,000	Republic of Colombia, Series MTN, (Colombia), 7.38%, 09/18/37	4,348,500

	Total Foreign Government Obligations (Cost $26,816,933)	27,317,920

Contracts

	Purchased Call Options — 0.4%
69,900,000	Expiring 08/09/10. If exercised the Series receives 5.78%, and pays floating 3 month LIBOR, expiring 08/11/20, European Style	4,990,860
45,500,000	Expiring 08/16/10. If exercised the Series receives 5.79%, and pays floating 3 month LIBOR, expiring 08/18/20, European Style	3,266,445

	Total Purchased Call Options (Cost $4,474,420)	8,257,305

	Purchased Put Options — 0.1%
69,900,000	Expiring 08/09/10. If exercised the Series receives floating 3 month LIBOR, and pays 5.78%, expiring 08/11/20, European Style	1,796,430
45,500,000	Expiring 08/16/10. If exercised the Series receives floating 3 month LIBOR, and pays 5.79%, expiring 08/18/20, European Style	1,166,620

	Total Purchased Put Options (Cost $4,474,420)	2,963,050

Principal

	Securities Lending Collateral — 0.9%
$20,483,129	Securities Lending Collateral Investment (Note 4) (Cost $20,483,129)	20,483,129

	Total Securities (Cost $2,281,775,217)	2,299,237,280

	Repurchase Agreements — 1.7%
39,004,146	With State Street Bank and Trust, dated 12/31/2007, 3.80%, due 01/02/08, repurchase proceeds at maturity $39,012,380 (Collateralized by US Treasury Bill, 3.22%, due 02/28/08, with a value of $41,797,644) (Cost $39,004,146) (15)	39,004,146

	Total Investments before Call Options Written and Securities Sold Short — 104.0% (Cost $2,320,779,363)	2,338,241,426

Contracts

	Call Options Written — (0.0)%
(217)	US Treasury Note (5 Year) March Future, expiring February 2008 @ 112 (Premium $123,969)	(94,937)

Principal
	Securities Sold Short — (7.5)%
$(43,000,000)	Fannie Mae, TBA, 5.00%, 01/14/38	(41,958,583)
(69,400,000)	Fannie Mae, TBA, 6.00%, 01/14/38	(70,473,549)
(19,700,000)	Fannie Mae, TBA, 6.50%, 01/14/38	(20,250,989)
(500,000)	Fannie Mae, TBA, 4.50%, 01/17/23	(492,187)
(33,000,000)	Fannie Mae , TBA, 5.50%, 01/17/23	(33,427,977)
(1,000,000)	Fannie Mae, TBA, 6.00%, 01/17/23	(1,023,281)

	Total Securities Sold Short (Proceeds $167,288,668)	(167,626,566)

	Total Investments net of Call Options Written and Securities Sold Short — 96.5% (Cost $2,153,366,726)	2,170,519,923
	Other assets less liabilities — 3.5%	78,359,593

	Net Assets — 100.0%	$2,248,879,516

The aggregate cost of securities for federal income tax purposes at December 31, 2007 is $2,321,421,353.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$39,603,994
Gross unrealized depreciation	(22,783,921)

Net unrealized appreciation	$16,820,073

See summary of footnotes and abbreviations to portfolios.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS

December 31, 2007

Principal		Value

	US Treasury Securities — 14.8%
	US Treasury Bonds — 0.7%
$740,000	8.88%, 08/15/17	$1,018,425
550,000	6.13%, 11/15/27	666,231
860,000	4.75%, 02/15/37 (8)	900,313

		2,584,969

	US Treasury Inflation Index — 2.1%
99,253	0.88%, 04/15/10	98,951
252,617	2.38%, 04/15/11	263,393
470,480	1.63%, 01/15/15	472,502
42,964	1.88%, 07/15/15	43,806
126,314	2.00%, 01/15/16	129,670
444,839	2.50%, 07/15/16	474,519
145,039	2.38%, 01/15/17	153,095
4,284,128	2.63%, 07/15/17	4,623,845
199,505	2.38%, 01/15/25	209,511
84,210	2.00%, 01/15/26	83,894
1,740,463	2.38%, 01/15/27	1,841,084

		8,394,270

	US Treasury Notes — 11.6%
2,880,000	3.38%, 02/15/08	2,881,126
3,340,000	3.75%, 05/15/08	3,344,960
11,160,000	3.50%, 02/15/10	11,260,273
200,000	4.88%, 05/31/11	210,844
2,850,000	4.63%, 10/31/11	2,987,604
190,000	4.50%, 03/31/12	198,639
4,330,000	4.75%, 05/31/12 (8)	4,571,198
5,160,000	4.63%, 07/31/12 (8)	5,419,615
12,890,000	4.13%, 08/31/12 (8)	13,275,695
67,000	5.13%, 05/15/16	72,538
1,170,000	4.63%, 02/15/17	1,223,565
60,000	4.75%, 08/15/17 (8)	63,389

		45,509,446

	US Treasury Strips — 0.4%
2,995,000	Zero coupon, 11/15/24	1,369,949

	Total US Treasury Securities (Cost $55,800,598)	57,858,634

	US Government Agency Securities — 47.8%
	Fannie Mae — 28.7%
1,287,816	PL# 256219, 5.50%, 04/01/36 (4)	1,273,889
2,629,985	PL# 256552, 5.50%, 01/01/37 (4)	2,627,555
370,370	PL# 735809, Variable Rate, 4.47%, 08/01/35 (1)	370,848
4,615,932	PL# 745275, 5.00%, 02/01/36 (4)	4,507,130
2,281,528	PL# 745959, 5.50%, 11/01/36 (4)	2,279,420
27,820	PL# 759626, 6.00%, 02/01/34 (4)	28,306
42,304	PL# 795774, 6.00%, 10/01/34 (4)	43,024
186,377	PL# 796050, 6.00%, 08/01/34 (4)	189,548
1,233,467	PL# 796278, 6.00%, 12/01/34 (4)	1,254,453
46,236	PL# 801516, Variable Rate, 4.71%, 08/01/34 (1)	46,546
525,505	PL# 809169, 6.00%, 01/01/35	534,446
100,778	PL# 810896, Variable Rate, 4.83%, 01/01/35 (1)	101,605
23,666	PL# 820426, 6.00%, 03/01/35	24,050
1,121,805	PL# 888022, 5.00%, 02/01/36	1,095,363
992,497	PL# 888893, 5.50%, 08/01/37	990,481
446,387	PL# 893681, 6.00%, 10/01/36	453,463
791,360	PL# 893923, 6.00%, 10/01/36	803,903
1,102,266	PL# 894005, 6.00%, 10/01/36	1,119,738
1,487,973	PL# 904000, 6.00%, 01/01/37	1,511,558
3,358,248	PL# 916397, 6.50%, 05/01/37	3,452,588
1,509,330	PL# 918653, 6.00%, 06/01/37	1,533,050
99,509	PL# 950385, Variable Rate, 5.88%, 08/01/37 (1)	101,691
10,395,539	PL# 950694, 6.00%, 10/01/37	10,558,906
800,000	PL# 966611, 6.00%, 12/01/37	812,572
7,100,000	TBA, 5.50%, 01/01/23 (5)	7,192,080
7,800,000	TBA, 6.00%, 01/01/23 (5)	7,981,592
44,200,000	TBA, 5.00%, 01/01/38 (5)	43,129,519
4,600,000	TBA, 5.50%, 01/01/38 (5)	4,594,968
3,200,000	TBA, 6.00%, 01/01/38 (5)	3,249,501
9,870,000	TBA, 6.50%, 01/01/38 (5)	10,146,053

		112,007,846

	Federal Agricultural Mortgage Corp. — 0.3%
80,000	4.25%, 07/29/08	79,949
900,000	144A, 5.13%, 04/19/17 (5)	924,651

		1,004,600

	Federal Home Loan Bank — 0.1%
490,000	5.50%, 07/15/36 (5)	538,527

	Freddie Mac — 2.4%
106,131	PL# 1B2694, Variable Rate, 4.37%, 12/01/34 (1)(5)	104,832
883,963	PL# 1G2201, Variable Rate, 6.13%, 09/01/37 (1)(4)	896,100
358,313	PL# 1N1447, Variable Rate, 5.81%, 02/01/37 (1)(5)	364,538
2,122,372	PL# 1N1454, Variable Rate, 5.91%, 04/01/37 (1)(5)	2,156,198
737,544	PL# 1N1463, Variable Rate, 5.97%, 05/01/37 (1)(5)	749,619
981,254	PL# 1N1582, Variable Rate, 5.94%, 05/01/37 (1)(4)(5)	995,165
3,900,000	TBA, 5.57%, 01/01/38	3,919,500

		9,185,952

See notes to financial statements.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Principal		Value

	US Government Agency Securities (continued)

	Freddie Mac Gold — 10.3%
$855,747	PL# A39644, 5.50%, 11/01/35 (4)	$854,446
827,470	PL# A39756, 5.00%, 11/01/35 (4)	808,016
5,564,343	PL# A66092, 6.00%, 09/01/37 (5)	5,648,310
10,894,765	PL# G02427, 5.50%, 12/01/36 (5)	10,875,351
998,449	PL# G03092, 5.50%, 07/01/37 (5)	996,544
657,857	PL# G03441, 6.00%, 10/01/37 (5)	667,784
4,900,000	PL# G03695, 5.50%, 11/01/37 (5)	4,884,712
8,800,000	PL# G03696, 5.50%, 01/01/38 (5)	8,772,544
1,100,000	PL# G03697, 6.00%, 01/01/38 (5)	1,121,582
3,000,000	PL# G03698, 6.00%, 12/01/37 (5)	3,038,970
1,500,000	TBA, 5.00%, 01/01/23 (5)	1,501,641
400,000	TBA, 5.00%, 01/01/38 (5)	390,312
700,000	TBA, 5.50%, 01/01/38 (5)	698,578

		40,258,790

	Government National Mortgage Association — 5.9%
609,677	PL# 605617, 5.00%, 07/15/34	601,058
1,373,220	PL# 612902, 5.00%, 07/15/33	1,353,763
584,221	PL# 636084, 5.00%, 01/15/35	575,942
1,742,737	PL# 644631, 5.00%, 09/15/35	1,718,042
3,400,000	TBA, 5.50%, 01/01/38 (5)	3,410,094
14,950,000	TBA, 6.00%, 01/01/38 (5)	15,307,394
20,000	TBA, 6.50%, 01/01/38 (5)	20,653

		22,986,946

	Tennessee Valley Authority — 0.1%
440,000	5.98%, 04/01/36	502,120

	Total US Government Agency Securities (Cost $185,834,407)	186,484,781

	Corporate Bonds and Notes — 50.0%
	Advertising — 0.0%
90,000	Lamar Media Corp., Series B, 6.63%, 08/15/15	87,975
85,000	RH Donnelley Corp. — 144A, 8.88%, 10/15/17	79,050

		167,025

	Aerospace and Defense — 0.0%
45,000	DRS Technologies, Inc., 6.63%, 02/01/16	44,663

	Airlines — 0.2%
300,000	Continental Airlines, Inc., Series A, 5.98%, 04/19/22 (5)	280,377
400,000	Delta Air Lines, Inc. — 144A, Class A, 6.82%, 08/10/22 (5)	396,000
84,382	Delta Air Lines, Inc., Series 2001-1, Class A-1, 6.62%, 03/18/11	84,021

		760,398

	Apparel: Manufacturing and Retail — 0.0%
200,000	Neiman Marcus Group Inc., 7.13%, 06/01/28	181,000

	Automobile: Rental — 0.1%
75,000	Hertz Corp., 8.88%, 01/01/14	76,406
135,000	Hertz Corp., 10.50%, 01/01/16	140,400

		216,806

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 0.7%
60,000	Daimler Chrysler NA Holding, 4.05%, 06/04/08	59,775
600,000	Daimler Chrysler NA Holding, 5.88%, 03/15/11 (5)	609,259
1,100,000	Ford Motor Company, 7.45%, 07/16/31 (8)	822,250
840,000	General Motors Corp., 8.25%, 07/15/23	672,000
150,000	General Motors Corp., 8.38%, 07/15/33 (8)	121,500
290,000	Visteon Corp., 8.25%, 08/01/10	258,100

		2,542,884

	Banks and Financial Services — 9.4%
100,000	AGFC Capital Trust I — 144A, Variable Rate, 6.00%, 01/15/67 (1)(5)	90,838
420,000	Aiful Corp. — 144A (Japan), 5.00%, 08/10/10 (5)	412,439
420,000	American Express Company, Variable Rate, 6.80%, 09/01/66 (1)(5)	426,557
220,000	American General Finance Corp. Series MTNJ, 6.90%, 12/15/17 (5)	220,612
30,000	BAC Capital Trust XIV, Variable Rate, 5.63%, perpetual(1)	26,646
80,000	Bank of America Corp., 5.38%, 08/15/11	81,654
80,000	Countrywide Financial Corp., Series MTN, Floating Rate, 5.38%, 01/05/09 (2)	63,396
2,440,000	Countrywide Financial Corp., Series MTNA, 4.50%, 06/15/10	1,773,933

See notes to financial statements.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Principal		Value

	Corporate Bonds and Notes (continued)
	Banks and Financial Services (continued)

$120,000	Countrywide Financial Corp., Series MTNB, Floating Rate, 5.20%, 02/27/08 (2)	$114,413
100,000	Countrywide Financial Corp., Series MTNB, Floating Rate, 5.08%, 06/18/08 (2)	88,469
160,000	Credit Suisse (Guernsey), Variable Rate, 5.86%, perpetual (1)(5)	143,481
230,000	European Investment Bank, 4.63%, 03/21/12 (5)	237,199
3,645,000	Ford Motor Credit Company LLC, 5.80%, 01/12/09	3,460,639
720,000	Ford Motor Credit Company LLC, 7.38%, 10/28/09	677,975
1,190,000	General Electric Capital Corp., Variable Rate, 6.38%, 11/15/67 (1)	1,230,899
800,000	General Motors Acceptance Corp., 5.85%, 01/14/09	765,253
290,000	Glitnir Banki HF — 144A (Iceland), 6.33%, 07/28/11	283,728
800,000	Glitnir Banki HF — 144A (Iceland), Variable Rate, 6.69%, 06/15/16 (1)	806,521
40,000	GMAC LLC, 5.13%, 05/09/08	39,561
2,040,000	GMAC LLC, 5.63%, 05/15/09	1,925,280
1,870,000	GMAC LLC, 6.63%, 05/15/12	1,555,959
590,000	GMAC LLC, 8.00%, 11/01/31	496,114
40,000	Goldman Sachs Capital II, Variable Rate, 5.79%, perpetual (1)	35,646
100,000	HBOS Treasury Services PLC — 144A, 5.25%, 02/21/17	102,107
1,020,000	HSBC Finance Corp., 4.63%, 01/15/08	1,019,842
960,000	HSBC Finance Corp., 4.63%, 09/15/10	955,481
680,000	ICICI Bank, Ltd. — 144A (India), Variable Rate, 6.38%, 04/30/22 (1)	609,535
270,000	ICICI Bank, Ltd. — 144A (India), Variable Rate, 6.38%, 04/30/22 (1)	244,823
920,000	JPMorgan Chase & Company, 5.13%, 09/15/14	903,026
1,100,000	JPMorgan Chase & Company, 5.15%, 10/01/15	1,062,608
1,070,000	Kaupthing Bank — 144A (Iceland), Floating Rate, 5.94%, 04/12/11 (2)	1,044,536
200,000	Kaupthing Bank — 144A (Iceland), 7.13%, 05/19/16	183,630
320,000	Landisbanki Islands HF — 144A (Iceland), 6.10%, 08/25/11	315,633
930,000	Lehman Brothers Capital Trust VII, Series MTN, Variable Rate, 5.86%, perpetual (1)	829,639
80,000	Lehman Brothers Holdings, Inc., 4.50%, 07/26/10	79,151
480,000	Lehman Brothers Holdings, Inc., Series MTN, 5.25%, 02/06/12	475,386
890,000	Lehman Brothers Holdings, Inc., Series MTN, 6.75%, 12/28/17	918,984
350,000	Mitsubishi UFJ Financial Group Capital Financial I, Ltd. (Cayman Islands),Variable Rate, 6.35%, perpetual (1)	332,031
30,000	Morgan Stanley, 3.63%, 04/01/08	29,875
610,000	Morgan Stanley, Series MTN, 5.63%, 01/09/12	621,073
200,000	Morgan Stanley, Series MTNF, Floating Rate, 5.66%, 10/18/16 (2)	186,923
10,000	Rabobank Capital Funding Trust II — 144A, Variable Rate, 5.26%, perpetual (1)	9,329
20,000	Rabobank Capital Funding Trust III — 144A, Variable Rate, 5.25%, perpetual (1)	17,931
60,000	Residential Capital LLC, Floating Rate, 7.81%, 04/17/09 (2)	42,900
170,000	Residential Capital LLC, Floating Rate, 7.62%, 05/22/09 (2)	121,550
2,040,000	Residential Capital LLC, 7.50%, 02/22/11 (10)	1,280,099
10,000	Residential Capital LLC, 8.00%, 06/01/12 (10)	6,200
490,000	Resona Preferred Global Securities — 144A (Cayman Islands), Variable Rate, 7.19%, perpetual (1)	486,887
300,000	Royal Bank of Scotland Group PLC — 144A (United Kingdom), Variable Rate, 6.99%, perpetual (1)	299,620

See notes to financial statements.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Principal		Value

	Corporate Bonds and Notes (continued)
	Banks and Financial Services (continued)

$200,000	Royal Bank of Scotland Group PLC, Series MTNU (United Kingdom), Variable Rate, 7.64%, perpetual (1)	$205,970
780,000	RSHB Capital — 144A (Luxembourg), 6.30%, 05/15/17	741,000
220,000	Santander Issuances — 144A (Spain), Variable Rate, 5.81%, 06/20/16 (1)	224,691
610,000	Shinsei Financial, Ltd. — 144A (Cayman Islands), Variable Rate, 6.42%, perpetual (1)	518,691
120,000	SLM Corp., Series MTN, 5.05%, 11/14/14	103,866
675,000	SLM Corp., Series MTNA, 5.00%, 10/01/13	592,356
1,005,000	SLM Corp., Series MTNA, 5.38%, 05/15/14	894,684
40,000	SLM Corp., Series MTNA, 5.00%, 04/15/15	34,163
105,000	SLM Corp., Series MTNA, 5.63%, 08/01/33	81,399
400,000	SunTrust Banks, Inc., Series CD, 4.42%, 06/15/09	397,243
150,000	SunTrust Capital VIII, Variable Rate, 6.10%, 12/01/66 (1)	125,213
460,000	The Bear Stearns Companies, Inc., 5.55%, 01/22/17 (5)	412,967
380,000	The Goldman Sachs Group, Inc., 4.50%, 06/15/10	378,968
140,000	The Goldman Sachs Group, Inc., 5.45%, 11/01/12	142,875
270,000	TNK-BP Finance SA — 144A (Luxembourg), 7.50%, 07/18/16	262,238
108,000	TNK-BP Finance SA — 144A (Luxembourg), 7.50%, 07/18/16	105,024
100,000	TNK-BP Finance SA — 144A (Luxembourg), 6.63%, 03/20/17	91,500
510,000	TNK-BP Finance SA, Series 6 — 144A, (Luxembourg), 7.88%, 03/13/18	506,175
520,000	Turanalem Finance BV — 144A (the Netherlands), 8.25%, 01/22/37	445,900
1,480,000	Turanalem Finance BV — 144A (the Netherlands), 8.25%, 01/22/37	1,265,400
460,000	Wachovia Capital Trust III, Variable Rate, 5.80%, perpetual (1)	411,322
1,150,000	Wachovia Corp., 5.25%, 08/01/14	1,125,937
340,000	Wells Fargo Capital X, 5.95%, 12/15/36	318,365

		36,521,958

	Broadcast Services/Media — 1.3%
130,000	CCH I, LLC/CCH I Capital Corp., 11.00%, 10/01/15	106,600
10,000	Clear Channel Communications, Inc., 4.63%, 01/15/08	9,995
20,000	Clear Channel Communications, Inc., 6.25%, 03/15/11	18,113
90,000	Clear Channel Communications, Inc., 5.50%, 09/15/14 (8)	68,691
50,000	Clear Channel Communications, Inc., 4.90%, 05/15/15	36,525
320,000	Comcast Cable Communications, 8.88%, 05/01/17 (5)	382,172
730,000	Comcast Corp., 6.50%, 01/15/15 (5)	763,036
50,000	Comcast Corp., 6.50%, 01/15/17 (5)	52,222
210,000	Comcast Corp., 5.88%, 02/15/18 (5)	209,762
80,000	Cox Communications, Inc., 3.88%, 10/01/08	79,112
235,000	CSC Holdings, Inc., Series B, 7.63%, 04/01/11	235,588
115,000	Echostar DBS Corp., 7.00%, 10/01/13	116,725
40,000	Echostar DBS Corp., 7.13%, 02/01/16	41,000
1,030,000	Liberty Media Corp., 7.88%, 07/15/09	1,050,846
20,000	News America, Inc., 6.20%, 12/15/34	19,780
40,000	News America, Inc. — 144A, 6.65%, 11/15/37	41,395
60,000	Rogers Cable, Inc. (Canada), 6.75%, 03/15/15	63,204
450,000	Time Warner Cable, Inc., 5.85%, 05/01/17	451,914
180,000	Time Warner Entertainment, 8.38%, 07/15/33	217,464
720,000	Time Warner, Inc., 6.88%, 05/01/12 (5)	758,874

See notes to financial statements.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Principal		Value

	Corporate Bonds and Notes (continued)
	Broadcast Services/Media (continued)

$290,000	Time Warner, Inc., 7.70%, 05/01/32(5)	$323,140

		5,046,158

	Chemicals — 0.1%
280,000	FMC Finance III SA — 144A (Luxembourg), 6.88%, 07/15/17	281,400
60,000	Georgia Gulf Corp., 9.50%, 10/15/14 (8)	48,150
44,000	Westlake Chemical Corp., 6.63%, 01/15/16	41,800

		371,350

	Computer Equipment, Software and Services — 0.2%
530,000	Electronic Data Systems, 7.13%, 10/15/09 (5)	547,360
20,000	Sungard Data Systems, Inc., 9.13%, 08/15/13	20,450
100,000	Sungard Data Systems, Inc., 10.25%, 08/15/15	102,750

		670,560

	Consumer Goods and Services — 0.2%
490,000	Altria Group, Inc., 7.00%, 11/04/13 (5)	548,649
190,000	Reynolds American, Inc., 6.75%, 06/15/17	194,469

		743,118

	Containers and Packaging — 0.0%
110,000	Graham Packaging Company, LP, 8.50%, 10/15/12	103,400
45,000	Graham Packaging Company, LP, 9.88%, 10/15/14 (8)	41,625

		145,025

	Electronics — 0.0%
15,000	NXP BV/NXP Funding LLC (the Netherlands), 7.88%, 10/15/14	14,325
105,000	NXP BV/NXP Funding LLC (the Netherlands), 9.50%, 10/15/15 (8)	96,469

		110,794

	Environmental Waste Management and Recycling Services — 0.2%
600,000	Waste Management, Inc., 6.38%, 11/15/12	635,054

	Equipment Rental and Leasing — 0.1%
440,000	International Lease Finance Corp. E-Capital Trust II — 144A, Variable Rate, 6.25%, 12/21/65 (1)	421,155

	Funeral Services — 0.0%
50,000	Service Corp. International, 7.63%, 10/01/18	50,500
55,000	Service Corp. International, 7.50%, 04/01/27	50,875

		101,375

	Insurance — 0.6%
130,000	American International Group, Inc., Series MTNG, 5.85%, 01/16/18	131,098
20,000	ASIF Global Financing XIX — 144A, 4.90%, 01/17/13 (5)	19,591
600,000	Merna Reinsurance, Ltd., Series B — 144A (Bermuda), Floating Rate, 6.58%, 07/07/10 (2)	593,490
1,140,000	MetLife, Inc., 6.40%, 12/15/36	1,048,062
670,000	The Travelers Companies, Inc., Variable Rate, 6.25%, 03/15/37 (1)	629,389

		2,421,630

	Leisure and Recreation — 0.1%
15,000	Boyd Gaming Corp., 6.75%, 04/15/14	14,363
40,000	Boyd Gaming Corp., 7.13%, 02/01/16	38,000
60,000	Inn of The Mountain Gods, 12.00%, 11/15/10	62,700
60,000	Mandalay Resort Group, 9.50%, 08/01/08	61,500
155,000	MGM MIRAGE, 7.63%, 01/15/17	153,837
30,000	River Rock Entertainment Authority, 9.75%, 11/01/11	31,500
140,000	Station Casinos, Inc., 7.75%, 08/15/16	127,050

		488,950

	Machinery — 0.0%
60,000	Terex Corp., 8.00%, 11/15/17	61,050

	Manufacturing — 0.1%
120,000	Tyco International Group SA (Luxembourg), 6.38%, 10/15/11	124,291
440,000	Tyco International Group SA (Luxembourg), 6.00%, 11/15/13	452,806

		577,097

See notes to financial statements.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Principal		Value

	Corporate Bonds and Notes (continued)

	Medical Equipment, Supplies, and Services — 0.5%
$190,000	Community Health Systems, Inc., 8.88%, 07/15/15	$194,513
230,000	DaVita, Inc., 6.63%, 03/15/13	230,000
56,000	HCA, Inc., 6.25%, 02/15/13	49,280
110,000	HCA, Inc., 6.75%, 07/15/13	98,450
50,000	HCA, Inc., 9.13%, 11/15/14	52,125
3,000	HCA, Inc., 6.50%, 02/15/16	2,550
100,000	HCA, Inc., 9.25%, 11/15/16	105,250
707,000	HCA, Inc., 9.63%, 11/15/16 (12)	749,419
555,000	Tenet Healthcare Corp., 9.88%, 07/01/14	531,413
50,000	WellPoint, Inc., 5.88%, 06/15/17	50,431

		2,063,431

	Metals and Mining — 0.4%
320,000	Freeport-McMoRan Copper & Gold, Inc., 8.38%, 04/01/17	344,000
155,000	Steel Dymanics, Inc. — 144A, 7.38%, 11/01/12	156,550
105,000	Steel Dynamics, Inc. — 144A, 6.75%, 04/01/15	101,850
1,054,000	Vale Overseas, Ltd. (Cayman Islands), 6.88%, 11/21/36	1,071,508

		1,673,908

	Office Equipment, Supplies, and Services — 0.0%
30,000	Xerox Corp., 6.75%, 02/01/17	31,323

	Oil, Coal and Gas — 4.0%
740,000	Anadarko Finance Company, Series B, 7.50%, 05/01/31 (5)	834,417
1,360,000	Anadarko Petroleum Corp., 6.45%, 09/15/36 (5)(8)	1,389,495
360,000	Apache Corp., 5.25%, 04/15/13 (5)	368,902
950,000	Apache Corp., 5.63%, 01/15/17 (5)	969,521
250,000	Chesapeake Energy Corp., 7.75%, 01/15/15	256,250
60,000	Chesapeake Energy Corp., 6.38%, 06/15/15	58,350
195,000	Complete Production Services, Inc., 8.00%, 12/15/16	189,638
210,000	Conoco, Inc., 6.95%, 04/15/29 (5)	240,543
245,000	Dynegy Holdings, Inc., 7.75%, 06/01/19	227,238
1,660,000	El Paso Corp., 7.00%, 06/15/17	1,670,020
19,000	El Paso Corp., Series MTN, 7.80%, 08/01/31	19,377
92,000	El Paso Corp., Series MTN, 7.75%, 01/15/32	93,847
110,000	El Paso Natural Gas, 8.38%, 06/15/32 (5)	129,404
770,000	Gaz Capital (Gazprom) — 144A (Luxembourg), 6.51%, 03/07/22	733,964
30,000	Hess Corp., 7.88%, 10/01/29 (5)	35,608
490,000	Hess Corp., 7.30%, 08/15/31 (5)	552,039
760,000	Intergas Finance BV — 144A (the Netherlands), 6.38%, 05/14/17	684,000
200,000	Kerr-McGee Corp., 6.95%, 07/01/24	214,173
295,000	Kerr-McGee Corp., 7.88%, 09/15/31	352,780
310,000	Key Energy Services, Inc. — 144A, 8.38%, 12/01/14	318,525
30,000	Kinder Morgan Energy Partners LP, 6.30%, 02/01/09	30,396
600,000	Kinder Morgan Energy Partners LP, 6.75%, 03/15/11	629,884
260,000	Kinder Morgan Energy Partners LP, 6.00%, 02/01/17	260,436
110,000	Kinder Morgan Energy Partners LP, Series MTN, 6.95%, 01/15/38	115,818
160,000	OPTI Canada, Inc. — 144A (Canada), 7.88%, 12/15/14	157,200
120,000	OPTI Canada, Inc. — 144A (Canada), 8.25%, 12/15/14	119,400
45,000	Peabody Energy Corp., Series B, 6.88%, 03/15/13	45,450
940,000	Pemex Project Funding Master Trust, 6.63%, 06/15/35	995,492
120,000	Pemex Project Funding Master Trust — 144A, 6.63%, 06/15/35	127,084

See notes to financial statements.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Principal		Value

	Corporate Bonds and Notes (continued)
	Oil, Coal and Gas (continued)

$720,000	Petrobras International Finance Company (Cayman Islands), 6.13%, 10/06/16	$738,000
25,000	Semgroup LP — 144A, 8.75%, 11/15/15	23,875
5,000	Southern Natural Gas, 8.00%, 03/01/32	5,595
60,000	Southern Natural Gas — 144A, 5.90%, 04/01/17	59,314
65,000	Suburban Propane Partners, 6.88%, 12/15/13	63,375
20,000	Tennessee Gas Pipeline, 7.63%, 04/01/37	21,612
370,000	Williams Companies, Inc., 7.88%, 09/01/21	412,088
380,000	Williams Companies, Inc., 7.75%, 06/15/31	418,000
130,000	Williams Companies, Inc., 8.75%, 03/15/32	159,575
840,000	Williams Companies, Inc., Series A, 7.50%, 01/15/31	907,200
340,000	XTO Energy, Inc., 5.65%, 04/01/16	342,975
10,000	XTO Energy, Inc., 6.25%, 08/01/17	10,510
550,000	XTO Energy, Inc., 7.50%, 04/15/12	601,784

		15,583,154

	Paper and Forest Products — 0.2%
820,000	Weyerhaeuser Company, 6.75%, 03/15/12	861,899

	Pharmaceuticals/Research and Development — 0.2%
200,000	Abbott Laboratories, 5.60%, 11/30/17 (5)	205,874
470,000	Wyeth, 5.95%, 04/01/37	472,878

		678,752

	Printing and Publishing — 0.1%
310,000	Idearc, Inc., 8.00%, 11/15/16	285,975
40,000	Sun Media Corp. (Canada), 7.63%, 02/15/13	39,150
80,000	TL Acquisitions, Inc. — 144A, 10.50%, 01/15/15	77,300

		402,425

	Private Asset Backed: Banks and Financial Services — 2.7%
140,000	Morgan Stanley Capital I, Series 2005-HQ6, Class A4A, 4.99%, 08/13/42	136,498
630,000	Morgan Stanley Capital I, Series 2006-IQ12, Class A4, 5.33%, 12/15/43	630,249
750,000	Morgan Stanley Capital I, Series 2007-IQI4, Class A4, 5.69%, 04/15/49	765,933
259,673	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1, Floating Rate, 5.16%, 10/25/45 (3)	244,200
286,081	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1A2, Floating Rate, 5.15%, 11/25/45 (3)	268,607
181,465	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR8, Class 2A1A, Floating Rate, 5.16%, 07/25/45 (3)	171,911
3,260,526	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1A, Floating Rate, 5.76%, 05/25/46 (3)	3,026,584
1,934,516	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR6, Class 2A, Floating Rate, 5.75%, 08/25/46 (3)	1,835,584
687,990	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY4, Class 4A1, Floating Rate, 5.50%, 09/25/36 (3)	692,741
2,818,492	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OA6, Class 1A1B, Floating Rate, 5.60%, 07/25/47 (3)	2,570,409

		10,342,716

	Private Asset Backed: Credit Cards — 0.4%
1,530,000	Washington Mutual Master Note Trust — 144A, Series 2006-A3A, Class A3, Floating Rate, 5.06%, 09/15/13 (3)	1,513,184

	Private Asset Backed: Mortgage and Home Equity — 23.3%
794,137	AAMES Mortgage Investment Trust — 144A, Series 2005-3, Class A1, Floating Rate, 5.02%, 08/25/35 (3)	778,875

See notes to financial statements.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Principal		Value

	Corporate Bonds and Notes (continued)
	Private Asset Backed: Mortgage and Home Equity (continued)

$206,280	Accredited Mortgage Loan Trust, Series 2005-3, Class A1, Floating Rate, 5.11%, 09/25/35 (3)	$195,166
85,219	Adjustable Rate Mortgage Trust, Series 2004-2, Class 7A2, Floating Rate, 5.28%, 02/25/35 (3)	85,066
53,247	Adjustable Rate Mortgage Trust, Series 2004-5, Class 7A2, Floating Rate, 5.24%, 04/25/35 (3)	49,852
1,759,011	American Home Mortgage Assets Trust, Series 2006-2, Class 2A1, Floating Rate, 5.06%, 09/25/46 (3)	1,642,497
302,833	American Home Mortgage Investment Trust, Series 2005-4, Class 1A1, Floating Rate, 5.16%, 11/25/45 (3)	288,101
1,214,000	Banc of America Commercial Mortgage, Inc., Series 2005-3, Class A4, 4.67%, 07/10/43 (5)	1,159,479
280,000	Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A4, 5.84%, 06/10/49 (5)	286,811
1,051,886	Banc of America Funding Corp., Series 2005-E, Class 4A1, 4.11%, 03/20/35 (5)	1,042,287
890,534	Banc of America Mortgage Securities, Series 2003-I, Class 2A5, 4.15%, 10/25/33	881,295
583,512	Banc of America Mortgage Securities, Series 2005-A, Class 2A1, 4.46%, 02/25/35 (5)	577,610
293,119	Bear Stearns ALT-A Trust, Series 2004-11, Class 2A2, Floating Rate, 7.06%, 11/25/34 (3)	302,369
3,102,342	Bear Stearns Mortgage Funding Trust, Series 2006-AR1, Class 2A2, Floating Rate, 5.13%, 08/25/36 (3)	2,618,625
1,149,927	Bear Stearns Mortgage Funding Trust, Series 2006-AR5, Class 1A1, Floating Rate, 5.03%, 12/25/36 (3)	1,093,019
1,724,955	Bear Stearns Mortgage Funding Trust, Series 2006-AR5, Class 1A2, Floating Rate, 5.07%, 12/25/36 (3)	1,581,817
1,893,258	Bear Stearns Second Lien Trust — 144A, Series 2007-SV1A, Class A3, Floating Rate, 5.11%, 12/25/36 (3)	1,324,788
6,694,736	Bear Stearns Structured Products, Inc. — 144A, Series 2007-R11, Class A1A, Floating Rate, 5.73%, 09/27/37 (3)	6,560,039
2,786,035	Countrywide Alternative Loan Trust, Series 2005-36, Class 2A1A, Floating Rate, 5.18%, 08/25/35 (3)	2,613,992
341,651	Countrywide Alternative Loan Trust, Series 2005-36, Class 3A1, Floating Rate, 4.93%, 08/25/35 (3) (5)	342,494
768,348	Countrywide Alternative Loan Trust, Series 2005-38, Class A3, Floating Rate, 5.22%, 09/25/35 (3)	729,380
163,570	Countrywide Alternative Loan Trust, Series 2005-44, Class 1A1, Floating Rate, 5.20%, 10/25/35 (3)	156,133
2,241,262	Countrywide Alternative Loan Trust, Series 2005-51, Class 3A3A, Floating Rate, 5.27%, 11/20/35 (3)	2,108,040
348,005	Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1, Floating Rate, 5.12%, 11/20/35 (3)	325,787
808,160	Countrywide Alternative Loan Trust, Series 2005-72, Class A1, Floating Rate, 5.14%, 01/25/36 (3)	762,509
1,320,588	Countrywide Alternative Loan Trust, Series 2005-J12, Class 2A1, Floating Rate, 5.14%, 08/25/35 (3)	1,242,535
1,009,988	Countrywide Alternative Loan Trust, Series 2006-OA2, Class A5, Floating Rate, 5.18%, 05/20/46 (3)	952,754

See notes to financial statements.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Principal		Value

	Corporate Bonds and Notes (continued)
	Private Asset Backed: Mortgage and Home Equity (continued)

$466,786	Countrywide Alternative Loan Trust, Series 2006-OA6, Class 1A1A, Floating Rate, 5.07%, 07/25/46 (3)	$437,082
28,702	Countrywide Asset-Backed Certificates, Series 2005-11, Class AF1, Floating Rate, 5.05%, 02/25/36 (3)	28,698
89,905	Countrywide Asset-Backed Certificates, Series 2005-4, Class AF3, 4.46%, 10/25/35	89,052
558,506	Countrywide Home Equity Loan Trust — 144A, Series 2006-RES, Class 4Q1B, Floating Rate, 5.33%, 12/15/33 (3)	505,889
184,277	Countrywide Home Equity Loan Trust, Series 2005-G, Class 2A, Floating Rate, 5.26%, 12/15/35 (3)	177,270
357,980	Countrywide Home Loans — 144A, Series 2005-R3, Class AF, Floating Rate, 5.27%, 09/25/35 (3)	347,860
630,176	Countrywide Home Loans, Series 2003-60, Class 1A1, Floating Rate, 4.73%, 02/25/34 (3)(5)	613,170
193,754	Countrywide Home Loans, Series 2004-23, Class A, Floating Rate, 7.15%, 11/25/34 (3)	193,490
561,848	Countrywide Home Loans, Series 2005-3, Class 1A2, Floating Rate, 5.16%, 04/25/35 (3)	531,738
394,341	Credit Suisse Mortgage Capital Certificates — 144A, Series 2006-CF2, Class A1, Floating Rate, 5.13%, 05/25/36 (3)	331,286
3,110,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C4, Class A3, 5.47%, 09/15/39 (5)	3,140,038
1,064,629	CS First Boston Mortgage Securities Corp., Series 2004-AR5, Class 7A2, 4.60%, 06/25/34 (5)	1,052,847
9,351	First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF10, Class A2, Floating Rate, 5.27%, 12/25/32 (3)	9,340
310,000	GE Capital Commercial Mortgage Corp., Series 2005-C4, Class A4, Floating Rate, 5.51%, 11/10/45 (3)	311,567
210,000	GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A4, 5.54%, 12/10/49	212,782
1,000,000	GMAC Commercial Mortgage Securities, Inc. Series 2006-C1, Class A4, 5.24%, 11/10/45	994,945
74,161	GMAC Mortgage Corp. Loan Trust, Series 2003-AR2, Class 1A1, Floating Rate, 7.53%, 12/19/33 (3)	74,487
299,956	GMAC Mortgage Corp. Loan Trust, Series 2005-AR1, Class 3A, Floating Rate, 4.65%, 03/18/35 (3)	299,108
537,361	Greenpoint Mortgage Funding Trust, Series 2006-AR4, Class A1A, Floating Rate, 4.97%, 09/25/46 (3)	522,161
1,461,915	Greenpoint Mortgage Funding Trust, Series 2007-AR1, Class 1A1A, Floating Rate, 4.95%, 02/25/47 (3)	1,414,480
200,000	GS Mortgage Securities Corp. II, Series 2005-GG4, Class AABA, 4.68%, 07/10/39	195,310
2,746,332	Harborview Mortgage Loan Trust, Series 2006-10, Class 2A1A, Floating Rate, 5.15%, 11/19/36 (3)	2,600,748
134,400	Impac CMB Trust, Series 2004-6, Class 1A1, Floating Rate, 5.66%, 10/25/34 (3)	129,919
1,641,495	IndyMac INDA Mortgage Loan Trust, Series 2007-AR7, Class 1A1, Floating Rate, 6.27%, 09/25/37 (3)	1,652,132
2,622,110	IndyMac Index Mortgage Loan Trust, Series 2005-AR14, Class 2A1A, Floating Rate, 5.16%, 07/25/35 (3)	2,486,194

See notes to financial statements.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Principal		Value

	Corporate Bonds and Notes (continued)
	Private Asset Backed: Mortgage and Home Equity (continued)

$109,401	IndyMac Index Mortgage Loan Trust, Series 2005-AR15, Class A2, 5.10%, 09/25/35	$104,004
2,590,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, 5.82%, 06/15/49	2,685,130
630,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.42%, 01/15/49	631,800
996,529	JPMorgan Mortgage Trust, Series 2004-A1, Class 1A1, Floating Rate, 4.80%, 02/25/34 (3)	976,926
301,521	JPMorgan Mortgage Trust, Series 2004-A3, Class 1A1, Floating Rate, 4.31%, 07/25/34 (3)	301,378
776,464	JPMorgan Mortgage Trust, Series 2006-A2, Class 5A1, Floating Rate, 3.76%, 11/25/33 (3)	769,953
900,000	LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5, 4.74%, 07/15/30	864,421
100,000	LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AAB, 4.66%, 07/15/30	98,035
200,000	LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A4, 4.95%, 09/15/40	194,699
226,043	Lehman XS Trust, Series 2005-5N, Class 1A1, Floating Rate, 5.16%, 11/25/35 (3)	215,638
1,358,528	Lehman XS Trust, Series 2005-5N, Class 3A1A, Floating Rate, 5.16%, 11/25/35 (3)	1,290,278
181,624	Lehman XS Trust, Series 2005-7N, Class 1A1B, Floating Rate 5.16%, 12/25/35 (3)	175,697
481,735	Lehman XS Trust, Series 2006-GP4, Class 3A1A, Floating Rate, 4.94%, 08/25/46 (3)	472,794
1,221,627	Lehman XS Trust, Series 2007-2N, Class 3A1, Floating Rate, 4.96%, 02/25/37 (3)	1,161,365
1,508,392	Master Adjustable Rate Mortgages Trust, Series 2006-OA2, Class 1A1, Floating Rate, 5.59%, 12/25/46 (3)	1,416,772
280,000	Merrill Lynch Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4, 5.38%, 08/12/48	280,589
370,000	Merrill Lynch Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.49%, 03/12/51	373,087
1,239,587	Merrill Lynch Mortgage Investors Trust, Series 2004-A1, Class 2A1, Floating Rate, 4.56%, 02/25/34 (3)	1,228,076
971,230	Merrill Lynch Mortgage Investors Trust, Series 2004-A3, Class 4A3, Floating Rate, 5.03%, 05/25/34 (3)	948,728
2,313,897	Merrill Lynch Mortgage Investors Trust, Series 2007-SD1, Class A1, Floating Rate, 5.32%, 02/25/47 (3)	2,069,468
500,000	Merrill Lynch Mortgage Investors, Inc., Series 2005-A4, Class 2A2, 4.46%, 07/25/35	499,495
400,000	Merrill Lynch Mortgage Investors, Inc., Series 2005-A5, Class A3, 4.44%, 06/25/35	394,579
330,000	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, Floating Rate, 5.84%, 05/12/39 (3)	340,369
164,964	MLCC Mortgage Investors, Inc., Series 2003-F, Class A1, Floating Rate, 5.19%, 10/25/28(3)	162,870
612,336	Morgan Stanley Mortgage Loan Trust, Series 2004-8AR, Class 4A2, Floating Rate, 5.35%, 10/25/34 (3)	624,770
501,723	Prime Mortgage Trust — 144A, Series 2006-DR1, Class 1A1, 5.50%, 05/25/35	495,839
232,837	Prime Mortgage Trust — 144A, Series 2006-DR1, Class 1A2, 6.00%, 05/25/35	232,956
1,165,712	Prime Mortgage Trust — 144A, Series 2006-DR1, Class 2A1, 5.50%, 05/25/35	1,156,969

See notes to financial statements.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Principal		Value

	Corporate Bonds and Notes (continued)
	Private Asset Backed: Mortgage and Home Equity (continued)

$981,556	Prime Mortgage Trust — 144A, Series 2006-DR1, Class 2A2, 6.00%, 05/25/35	$970,303
2,507,621	RAAC — 144A, Series 2007-RP4, Class A, Floating Rate, 5.22%, 11/25/46 (3)	2,272,482
1,500,000	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF6, 5.88%, 06/25/37	1,398,959
1,106,932	Residential Accredited Loans, Inc., Series 2006-Q010, Class A1, Floating Rate, 5.03%, 01/25/37 (3)	1,055,322
1,314,092	Residential Accredited Loans, Inc., Series 2007-Q01, Class A1, Floating Rate, 5.02%, 02/25/37 (3)	1,258,427
2,481,055	Residential Accredited Loans, Inc., Series 2007-Q04, Class A1A, Floating Rate, 5.06%, 05/25/47 (3)	2,345,296
2,700,000	Securitized Asset Backed Receivables LLC, Series 2007-BR3, Class A2B, Floating Rate, 5.09%, 04/25/37 (3)	2,064,259
994,169	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-20, Class 3A1, Floating Rate, 5.36%, 01/25/35 (3)	988,228
1,576,794	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-15, Class 1A1, 5.06%, 07/25/35	1,552,838
653,387	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-16XS, Class A1, Floating Rate, 5.20%, 08/25/35 (3)	632,466
873,495	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS, Class 1A1, Floating Rate, 5.19%, 10/25/35 (3)	827,721
149,063	Structured Asset Mortgage Investments, Inc., Series 2003-AR4, Class A1, Floating Rate, 5.32%, 01/19/34 (3)	148,925
465,911	Structured Asset Mortgage Investments, Inc., Series 2006-AR6, Class 1A3, Floating Rate, 5.06%, 07/25/36 (3)	441,664
2,684,837	Structured Asset Securities Corp. — 144A, Series 2007-TC1, Class A, Floating Rate, 5.16%, 04/25/31 (3)	2,381,316
1,350,855	Thornburg Mortgage Securities Trust, Series 2004-2, Class A4, Floating Rate, 5.12%, 06/25/44 (3)	1,350,890
911,628	Thornburg Mortgage Securities Trust, Series 2005-4, Class A4, Floating Rate, 5.07%, 12/25/08 (3)	908,863
866,008	Thornburg Mortgage Securities Trust, Series 2006-1, Class A3, Floating Rate, 5.03%, 01/25/09 (3)	838,025
1,365,855	Zuni Mortgage Loan Trust, Series 2006-0A1, Class A1, Floating Rate, 4.99%, 08/25/36 (3)	1,306,575

		90,962,157

	Private Asset Backed: Other — 0.1%
438,622	SLM Student Loan Trust, Series 2006-5, Class A2, Floating Rate, 5.07%, 07/25/17 (2)	438,583

	Real Estate Development and Services — 0.1%
35,000	Forest City Enterprises, Inc., 7.63%, 06/01/15	33,950
30,000	Forest City Enterprises, Inc., 6.50%, 02/01/17	27,300
520,000	Realogy Corp. — 144A, 12.38%, 04/15/15	328,900

		390,150

	Real Estate Investment Trusts — 0.0%
40,000	Host Marriott LP, Series Q, 6.75%, 06/01/16	39,600
10,000	Ventas Realty LP/Ventas Capital Corp., 9.00%, 05/01/12	10,800
30,000	Ventas Realty LP/Ventas Capital Corp., 6.50%, 06/01/16	29,550

		79,950

	Retail — 0.2%
780,000	CVS Caremark Corp. — 144A, 6.94%, 01/10/30	784,520

See notes to financial statements.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Principal		Value

	Corporate Bonds and Notes (continued)

	Scientific and Technical Instruments — 0.1%
$100,000	Cie Generale de Geophysique (France), 7.50%, 05/15/15	$101,750
105,000	Cie Generale de Geophysique (France), 7.75%, 05/15/17	106,575

		208,325

	Semiconductors — 0.0%
35,000	Freescale Semiconductor, Inc., 8.88%, 12/15/14	31,413

	Telecommunications Equipment and Services — 1.6%
340,000	America Movil SAB de CV (Mexico), 5.63%, 11/15/17 (5)	333,912
410,000	AT&T, Inc., 5.10%, 09/15/14	406,327
10,000	Bellsouth Corp., 4.75%, 11/15/12 (5)	9,904
95,000	Citizens Communications Company, 7.13%, 03/15/19	90,725
100,000	Citizens Communications Company, 7.88%, 01/15/27	95,750
375,000	Deutsche Telecom International Finance BV (the Netherlands), 5.75%, 03/23/16 (5)	375,960
1,290,000	Embarq Corp., 6.74%, 06/01/13 (5)	1,335,848
40,000	Intelsat Bermuda, Ltd. (Bermuda), 9.25%, 06/15/16	40,400
40,000	Intelsat Bermuda, Ltd. (Bermuda), 11.25%, 06/15/16	41,500
50,000	Intelsat Corp., 9.00%, 06/15/16	50,625
320,000	Koninklijke KPN NV (the Netherlands), 8.00%, 10/01/10	343,401
445,000	Koninklijke KPN NV (the Netherlands), 8.38%, 10/01/30	535,056
170,000	Level 3 Financing, Inc., 9.25%, 11/01/14	154,700
300,000	Nextel Communications, Inc., Series E, 6.88%, 10/31/13	295,781
63,000	Qwest Communications International, Inc., Floating Rate, 8.37%, 02/15/09 (2)	63,315
55,000	Qwest Communications International, Inc., Series B, 7.50%, 02/15/14	55,138
150,000	Sprint Capital Corp., 8.38%, 03/15/12	162,598
540,000	Sprint Capital Corp., 6.90%, 05/01/19	537,459
80,000	Sprint Capital Corp., 8.75%, 03/15/32	90,418
390,000	Telecom Italia Capital (Luxembourg), 5.25%, 10/01/15	380,553
160,000	Verizon Global Funding Corp., 7.38%, 09/01/12	176,833
560,000	Verizon New York, Inc., Series A, 6.88%, 04/01/12	594,710
165,000	Windstream Corp., 8.63%, 08/01/16	174,075

		6,344,988

	Transportation — 0.1%
40,000	Gulfmark Offshore, Inc., 7.75%, 07/15/14	40,600
130,000	Teekay Shipping Corp. (Marshall Islands), 8.88%, 07/15/11	136,988
180,000	Union Pacific Corp., 5.38%, 05/01/14	177,149

		354,737

	Utilities — 2.7%
67,000	AES Corp., 7.75%, 03/01/14	67,838
210,000	AES Corp. — 144A, 7.75%, 10/15/15	214,200
1,130,000	AES Corp. — 144A, 8.00%, 10/15/17	1,161,074
30,000	Dominion Resources, Inc., 4.75%, 12/15/10 (5)	30,079
580,000	Dominion Resources, Inc., 5.70%, 09/17/12 (5)(8)	596,192
590,000	Duke Energy Carolinas, 5.63%, 11/30/12 (5)	613,006
110,000	Edison Mission Energy, 7.00%, 05/15/17	108,625
140,000	Edison Mission Energy, 7.20%, 05/15/19	138,250
50,000	Edison Mission Energy, 7.63%, 05/15/27	47,250
530,000	Energy Future Holdings Corp. — 144A, 10.88%, 11/01/17	535,300

See notes to financial statements.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Principal		Value

	Corporate Bonds and Notes (continued)
	Utilities (continued)

$2,970,000	Energy Future Holdings Corp. — 144A, 11.25%, 11/01/17 (12)	$3,014,549
370,000	Exelon Corp., 5.63%, 06/15/35 (5)	331,511
650,000	FirstEnergy Corp., Series B, 6.45%, 11/15/11	671,770
515,000	FirstEnergy Corp., Series C, 7.38%, 11/15/31	566,735
75,000	NRG Energy, Inc., 7.25%, 02/01/14	73,313
170,000	NRG Energy, Inc., 7.38%, 02/01/16	166,175
45,000	NRG Energy, Inc., 7.38%, 01/15/17	43,988
620,000	Pacific Gas & Electric Company, 5.63%, 11/30/17	623,049
210,000	Pacific Gas & Electric Company, 6.05%, 03/01/34	210,336
140,000	Pacific Gas & Electric Company, 5.80%, 03/01/37	135,461
440,000	TXU Corp., Series P, 5.55%, 11/15/14	353,401
200,000	TXU Corp., Series Q, 6.50%, 11/15/24	146,882
755,000	TXU Corp., Series R, 6.55%, 11/15/34	550,175

		10,399,159

	Total Corporate Bonds and Notes (Cost $203,219,841)	195,372,824

Shares

	Preferred Stocks — 0.6%
	Banks and Financial Services
35,000	Fannie Mae, Variable Rate, 8.25% (1)	872,305
1,300	Fannie Mae, Series O, Floating Rate, 7.50% (2)	61,750
50,000	Freddie Mac, Series Z, Variable Rate, 8.38% (1)	1,307,500

	Total Preferred Stocks (Cost $2,194,160)	2,241,555

Principal

	Convertible Bonds — 0.0%
	Automobiles/Motor Vehicles, Automotive Equipment and Repairs
$30,000	Ford Motor Company, 4.25%, 12/15/36 (Cost $30,000)	29,963

	Municipal Bonds — 0.2%
	Virginia
597,494	Virginia State Housing Development Authority, Series C, Revenue Bond, 6.00%, 06/25/34 (Cost $587,817)	597,554

	Foreign Government Obligations — 0.4%
1,049,400	Russian Federation — 144A (Russia), 7.50%, 03/31/30	1,203,958
8,000	United Mexican States (Mexico), 5.63%, 01/15/17	8,128
439,000	United Mexican States, Series MTNA (Mexico), 6.75%, 09/27/34	485,973

	Total Foreign Government Obligations (Cost $1,609,291)	1,698,059

	Securities Lending Collateral — 6.2%
24,138,321	Securities Lending Collateral Investment (Note 4) (Cost $24,138,321)	24,138,321

	Total Securities (Cost $473,414,435)	468,421,691

	Repurchase Agreements — 11.2%
43,753,077	With State Street Bank and Trust, dated 12/31/07, 3.80%, due 01/02/08, repurchase proceeds at maturity $43,762,314 (Collateralized by US Treasury Note, 4.88%, due 04/30/08, with a value of $47,618,990) (Cost $43,753,077)	43,753,077

	Total Investments before Call and Put Options Written — 131.2% (Cost $517,167,512)	512,174,768

Contracts

	Call Options Written — (0.1)%
(124)	US Treasury Note (10 Year) March Future, Expiring February 2008 @ 111	(352,625)
(17)	US Treasury Note (10 Year) March Future, Expiring February 2008 @ 112	(36,391)

	Total Call Options Written (Premium $101,733)	(389,016)

See notes to financial statements.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Contracts		Value

	Put Options Written — (0.0)%
(38)	US Treasury Note (10 Year) March Future, Expiring February 2008 @ 107	$(1,781)
(80)	US Treasury Note (10 Year) March Future, Expiring February 2008 @ 112	(60,000)

	Total Put Options Written (Premium $96,535)	(61,781)

	Total Investments net of Call and Put Options Written — 131.1% (Cost $516,969,244)	511,723,971
	Liabilities less other assets — (31.1)%	(121,436,475)

	Net Assets — 100.0%	$390,287,496

The aggregate cost of securities for federal income tax purposes at December 31, 2007 is $517,236,637.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$4,357,489
Gross unrealized depreciation	(9,419,358)

Net unrealized depreciation	$(5,061,869)

See summary of footnotes and abbreviations to portfolios.

See notes to financial statements.

HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS

December 31, 2007

Principal		Value

	Corporate Bonds and Notes — 80.0%
	Advertising — 1.3%
$470,000	Affinion Group, Inc., 10.13%, 10/15/13	$477,638
945,000	Affinion Group, Inc., 11.50%, 10/15/15	932,006
1,305,000	RH Donnelley Corp., 6.88%, 01/15/13	1,174,500
4,570,000	RH Donnelley Corp. — 144A, 8.88%, 10/15/17	4,250,100

		6,834,244

	Aerospace and Defense — 0.8%
980,000	DRS Technologies, Inc., 7.63%, 02/01/18	997,150
480,000	Hawker Beechcraft Acquisition Company — 144A, 8.50%, 04/01/15	481,200
765,000	Hawker Beechcraft Acquisition Company — 144A, 8.88%, 04/01/15	759,263
480,000	Hawker Beechcraft Acquisition Company — 144A, 9.75%, 04/01/17	478,800
1,725,000	Transdigm, Inc., 7.75%, 07/15/14	1,759,500

		4,475,913

	Airlines — 0.1%
454,392	Continental Airlines, Inc., Series 2001-1, 7.03%, 06/15/11	441,435

	Apparel: Manufacturing and Retail — 2.0%
2,060,000	Levi Strauss & Company, 9.75%, 01/15/15	2,065,150
415,000	Levi Strauss & Company, 8.88%, 04/01/16	403,588
2,695,000	Oxford Industries, Inc., 8.88%, 06/01/11	2,695,000
4,140,000	Perry Ellis International, Inc., Series B, 8.88%, 09/15/13	4,015,799
655,000	Phillips Van-Heusen Corp., 7.25%, 02/15/11	662,369
685,000	Phillips Van-Heusen Corp., 8.13%, 05/01/13	705,550

		10,547,456

	Automobile: Rental — 0.0%
430,000	Neff Corp., 10.00%, 06/01/15	236,500

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 1.7%
760,000	American Axle and Manufacturing, Inc., 7.88%, 03/01/17	689,700
395,000	Commercial Vehicle Group, 8.00%, 07/01/13	359,450
3,735,000	General Motors Corp., 6.38%, 05/01/08	3,716,325
2,725,000	General Motors Corp., 7.20%, 01/15/11	2,513,813
1,130,000	Tenneco Automotive, Inc., Series B, 10.25%, 07/15/13	1,209,100
645,000	Tenneco, Inc. — 144A, 8.13%, 11/15/15	641,775

		9,130,163

	Banks and Financial Services — 4.9%
2,050,000	E*TRADE Financial Corp., 7.88%, 12/01/15	1,573,375
3,090,000	Ford Motor Credit Company, 7.38%, 10/28/09	2,909,643
1,465,000	Ford Motor Credit Company, 7.88%, 06/15/10	1,352,432
100,000	Ford Motor Credit Company, 9.88%, 08/10/11	94,652
535,000	Ford Motor Credit Company LLC, 5.80%, 01/12/09	507,940
2,800,000	Ford Motor Credit Company LLC, 9.75%, 09/15/10	2,673,300
335,000	Ford Motor Credit Company LLC, 7.38%, 02/01/11	300,193
470,000	General Motors Acceptance Corp., 5.85%, 01/14/09	449,586
6,990,000	General Motors Acceptance Corp., 7.00%, 02/01/12	5,935,488
1,210,000	GMAC LLC, Floating Rate, 6.12%, 05/15/09 (2)	1,127,410
1,770,000	GMAC LLC, 7.75%, 01/19/10	1,651,842
3,530,000	GMAC LLC, 7.25%, 03/02/11	3,096,269
215,000	KAR Holdings, Inc — 144A, 8.75%, 05/01/14	198,875
745,000	KAR Holdings, Inc. — 144A, Floating Rate, 8.91%, 05/01/14 (2)	679,813
325,000	Nuveen Investments, Inc., 5.00%, 09/15/10	298,188
3,505,000	Nuveen Investments, Inc. — 144A, 10.50%, 11/15/15	3,509,381

		26,358,387

	Broadcast Services/Media — 2.4%
1,095,000	Cablevision Systems Corp., Series B, 8.00%, 04/15/12	1,067,625
795,000	CCH I, LLC/CCH I Capital Corp., 11.00%, 10/01/15	651,900
1,990,000	CCH II, LLC/CCH II Capital Corp., Series B, 10.25%, 09/15/10	1,950,200
5,970,000	CCO Holdings LLC/Capital Corp., 8.75%, 11/15/13	5,731,199

See notes to financial statements.

HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Principal		Value

	Corporate Bonds and Notes (continued)
	Broadcast Services/Media (continued)

$1,235,000	Kabel Deutschland GMBH (Germany), 10.63%, 07/01/14	$1,302,925
570,000	LBI Media, Inc., zero coupon, 10/15/13 (7)	517,988
1,475,000	Mediacom Broadband LLC/Mediacom Broadband Corp., 8.50%, 10/15/15	1,314,594
605,000	Rainbow National Services LLC — 144A, 10.38%, 09/01/14	658,694

		13,195,125

	Business Services and Supplies — 0.4%
2,050,000	CEVA Group PLC — 144A (United Kingdom), 10.00%, 09/01/14	2,116,625

	Chemicals — 1.0%
2,230,000	Ineos Group Holdings PLC — 144A (United Kingdom), 8.50%, 02/15/16	1,995,850
830,000	Nova Chemicals Corp. (Canada), Floating Rate, 7.86%, 11/15/13 (11)	780,200
2,600,000	Reichhold Industries, Inc. — 144A, 9.00%, 08/15/14	2,600,000

		5,376,050

	Computer Equipment, Software and Services — 1.3%
4,430,000	Ceridian Corp. — 144A, 11.25%, 11/15/15	4,119,900
1,800,000	Interface, Inc., 10.38%, 02/01/10	1,894,500
170,000	Interface, Inc., 9.50%, 02/01/14	178,500
575,000	Sungard Data Systems, Inc., 9.13%, 08/15/13	587,938

		6,780,838

	Construction Services and Supplies — 2.1%
1,775,000	Dayton Superior Corp., 10.75%, 09/15/08	1,830,469
775,000	ESCO Corp. — 144A, 8.63%, 12/15/13	778,875
775,000	ESCO Corp. — 144A, Floating Rate, 8.87%, 12/15/13 (2)	763,375
650,000	Interline Brands, Inc., 8.13%, 06/15/14	646,750
3,755,000	Nortek, Inc., 8.50%, 09/01/14	3,022,775
1,985,000	NTK Holdings, Inc., zero coupon, 03/01/14 (7)	1,171,150
3,025,000	Panolam Industries International, 10.75%, 10/01/13	2,646,875
330,000	Stanley-Martin Communities LLC, 9.75%, 08/15/15	199,650

		11,059,919

	Consumer Goods and Services — 2.5%
3,365,000	Amscan Holdings, Inc., 8.75%, 05/01/14	3,078,975
2,245,000	Revlon Consumer Products Corp., 8.63%, 02/01/08	2,242,194
4,770,000	Yankee Acquisition Corp., Series B, 8.50%, 02/15/15	4,418,212
3,840,000	Yankee Acquisition Corp., Series B, 9.75%, 02/15/17	3,532,800

		13,272,181

	Containers and Packaging — 2.0%
1,055,000	Intertape Polymer US, Inc., 8.50%, 08/01/14	969,281
400,000	Jefferson Smurfit Corp., 7.50%, 06/01/13	385,000
1,111,021	Pliant Corp., 11.85%, 06/15/09 (14)	1,132,945
850,000	Smurfit-Stone Container Corp., 8.38%, 07/01/12	847,875
7,695,000	Smurfit-Stone Container Corp., 8.00%, 03/15/17	7,473,769

		10,808,870

	Distribution — 0.7%
2,760,000	Sally Holdings LLC, 9.25%, 11/15/14	2,746,200
440,000	Sally Holdings LLC, 10.50%, 11/15/16	435,600
440,000	Varietal Distribution Holdings LLC — 144A, 10.25%, 07/15/15(12)	421,300

		3,603,100

	Diversified Operations and Services — 0.2%
1,150,000	ARAMARK Services, Inc., 8.50%, 02/01/15	1,170,125

	Education — 1.1%
1,700,000	Education Management LLC, 8.75%, 06/01/14	1,714,875
3,960,000	Education Management LLC, 10.25%, 06/01/16	4,098,600

		5,813,475

	Electronics — 0.1%
550,000	Muzak LLC, 10.00%, 02/15/09	517,688
120,000	NXP BV/NXP Funding LLC (the Netherlands), 7.88%, 10/15/14	114,600

		632,288

See notes to financial statements.

HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Principal		Value

	Corporate Bonds and Notes (continued)

	Energy Services — 0.1%
$475,000	Verasun Energy Corp., 9.88%, 12/15/12	$480,938

	Engineering — 0.1%
740,000	Alion Science & Technology Corp., 10.25%, 02/01/15	634,550

	Environmental Waste Management and Recycling Services — 0.9%
400,000	Aleris International, Inc., 9.00%, 12/15/14	336,000
3,430,000	Aleris International, Inc., 10.00%, 12/15/16	2,795,450
1,800,000	Waste Services, Inc., 9.50%, 04/15/14	1,764,000

		4,895,450

	Food and Beverage — 1.6%
3,725,000	ASG Consolidated LLC/ASG Finance, Inc., zero coupon, 11/01/11 (7)	3,501,500
2,810,000	Dole Foods Company, Inc., 8.63%, 05/01/09	2,725,700
2,070,000	Dole Foods Company, Inc., 7.25%, 06/15/10	1,894,050
420,000	Pierre Foods, Inc., 9.88%, 07/15/12	308,700

		8,429,950

	Funeral Services — 0.1%
325,000	Service Corp. International, 7.00%, 06/15/17	312,813

	Insurance — 0.7%
1,120,000	Alliant Holdings I, Inc. — 144A, 11.00%, 05/01/15	1,069,600
2,825,000	Multiplan, Inc. — 144A, 10.38%, 04/15/16	2,825,000

		3,894,600

	Leisure and Recreation — 11.5%
2,465,000	AMC Entertainment, Inc., 8.00%, 03/01/14	2,329,425
2,335,000	AMC Entertainment, Inc., 11.00%, 02/01/16	2,469,263
2,000,000	Buffalo Thunder Development Authority — 144A, 9.38%, 12/15/14	1,790,000
1,105,000	CCM Merger, Inc. — 144A, 8.00%, 08/01/13	1,046,988
935,000	Chukchansi Economic Development Authority — 144A, Floating Rate, 8.24%, 11/15/12 (11)	916,300
181,058	Eldorado Casino Shreveport, 10.00%, 08/01/12	180,379
5,645,000	Fontainebleau Las Vegas — 144A, 10.25%, 06/15/15	4,925,262
2,020,000	Galaxy Entertainment Finance — 144A (Hong Kong), Floating Rate, 9.83%, 12/15/10 (11)	2,075,550
2,240,000	Galaxy Entertainment Finance — 144A (Hong Kong), 9.88%, 12/15/12	2,374,400
1,555,000	GreekTown Holdings — 144A, 10.75%, 12/01/13	1,520,013
1,201,508	HRP Myrtle Beach Holdings/CA — 144A, 14.50%, 04/01/14 (12)	1,130,919
1,730,000	HRP Myrtle Beach Operations/CA — 144A, Floating Rate, 9.89%, 04/01/12 (11)	1,656,475
945,000	HRP Myrtle Beach Operations/CA — 144A, 12.50%, 04/01/13	889,481
1,810,000	Indianapolis Downs Capital LLC & Capital Corp. — 144A, 11.00%, 11/01/12	1,755,700
2,420,000	Inn of The Mountain Gods, 12.00%, 11/15/10	2,528,900
890,000	Majestic Holdco LLC — 144A, zero coupon, 10/15/11 (7)	614,100
3,365,000	Marquee Holdings, Inc., 12.00%, 08/15/14	2,708,825
1,045,000	MGM MIRAGE, 7.50%, 06/01/16	1,039,775
235,000	Mohegan Tribal Gaming Authority, 8.00%, 04/01/12	239,700
2,275,000	OED Corp./Diamond JO, 8.75%, 04/15/12	2,286,375
1,605,000	Pinnacle Entertainment, Inc. — 144A, 7.50%, 06/15/15	1,464,563
595,000	Pokagon Gaming Authority — 144A, 10.38%, 06/15/14	642,600
475,000	San Pasqual Casino — 144A, 8.00%, 09/15/13	470,250
995,000	Seminole Hard Rock Entertainment — 144A, Floating Rate, 7.49%, 03/15/14 (2)	955,200
455,000	Station Casinos, Inc., 6.00%, 04/01/12	407,225
250,000	Station Casinos, Inc., 7.75%, 08/15/16	226,875
1,340,000	The Majestic Star Casino LLC — 144A, 9.50%, 10/15/10	1,273,000
2,720,000	Travelport LLC, 9.88%, 09/01/14	2,774,400
7,865,000	Trump Entertainment Resorts, Inc., 8.50%, 06/01/15	6,026,555

See notes to financial statements.

HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Principal		Value

	Corporate Bonds and Notes (continued)
	Leisure and Recreation (continued)

$2,435,000	Tunica-Biloxi Gaming Authority — 144A, 9.00%, 11/15/15	$2,501,963
375,000	Turning Stone Resort Casino — 144A, 9.13%, 09/15/14	384,375
2,380,000	Universal City Development Partners, Ltd., 11.75%, 04/01/10	2,469,250
4,000,000	Universal City Florida, Floating Rate, 9.66%, 05/01/10 (2)	4,019,999
3,901,000	Waterford Gaming LLC/Waterford Gaming Finance — 144A, 8.63%, 09/15/14	3,920,505
640,000	WMG Acquisition Corp., 7.38%, 04/15/14	496,000

		62,510,590

	Machinery — 1.0%
1,680,000	Altra Industrial Motion, Inc., 9.00%, 12/01/11	1,713,600
830,000	Chart Industries, Inc., 9.13%, 10/15/15	854,900
2,585,000	Stewart & Stevenson LLC, 10.00%, 07/15/14	2,610,850

		5,179,350

	Manufacturing — 1.0%
1,000,000	American Railcar Industries, Inc., 7.50%, 03/01/14	950,000
1,535,000	Bombardier, Inc. — 144A (Canada), 8.00%, 11/15/14	1,611,750
1,260,000	Harland Clarke Holdings, 9.50%, 05/15/15	1,096,200
965,000	RBS Global & Rexnord Corp., 9.50%, 08/01/14	960,175
870,000	RBS Global & Rexnord Corp., 11.75%, 08/01/16	854,775
720,000	Venture Holdings Trust, Series B, 9.50%, 07/01/05 (9)(13)	216

		5,473,116

	Medical Equipment, Supplies, and Services — 6.6%
1,260,000	Accellent, Inc., 10.50%, 12/01/13	1,064,700
2,900,000	Advanced Medical Optics, 7.50%, 05/01/17	2,682,499
2,235,000	AMR Holding Company/Emcare Holding Company, 10.00%, 02/15/15	2,369,100
2,245,000	Bausch & Lomb, Inc. — 144A, 9.88%, 11/01/15	2,284,288
8,355,000	HCA, Inc., 8.75%, 09/01/10	8,469,880
840,000	HCA, Inc., 7.88%, 02/01/11	823,200
2,420,000	HCA, Inc., 9.13%, 11/15/14	2,522,850
1,525,000	HCA, Inc., 9.25%, 11/15/16	1,605,063
2,085,000	National Mentor Holdings, Inc., 11.25%, 07/01/14	2,157,975
1,170,000	Norcross Safety Products LLC — Series B, 9.88%, 08/15/11	1,208,025
1,000,000	Omnicare, Inc., 6.88%, 12/15/15	935,000
985,000	Res-Care, Inc., 7.75%, 10/15/13	980,075
2,467,544	Safety Products Holdings, Series B, 11.75%, 01/01/12 (12)(14)	2,581,668
425,000	Universal Hospital Services, Inc., Floating Rate, 8.29%, 06/01/15 (11)	427,125
425,000	Universal Hospital Services, Inc., 8.50%, 06/01/15 (12)	431,375
3,095,000	US Oncology, Inc., 9.00%, 08/15/12	3,067,918
1,775,000	US Oncology, Inc., 10.75%, 08/15/14	1,761,688
289,000	Viant Holdings, Inc. — 144A, 10.13%, 07/15/17	265,880

		35,638,309

	Metals and Mining — 1.8%
800,000	CII Carbon LLC — 144A, 11.13%, 11/15/15	792,000
1,065,000	FMG Finance Property, Ltd. — 144A (Australia), Floating Rate, 9.12%, 09/01/11 (2)	1,096,950
2,585,000	FMG Finance Property, Ltd. — 144A (Australia), 10.63%, 09/01/16	2,972,750
2,145,000	RathGibson, Inc., 11.25%, 02/15/14	2,155,725
215,000	Ryerson, Inc. — 144A, Floating Rate, 12.57%, 11/01/14 (2)	207,475
325,000	Ryerson, Inc. — 144A, 12.00%, 11/01/15	322,563
2,285,000	Steel Dymanics, Inc. — 144A, 7.38%, 11/01/12	2,307,850

		9,855,313

	Oil, Coal and Gas — 6.6%
1,990,000	Allis-Chalmers Energy, Inc., 9.00%, 01/15/14	1,970,099
480,000	Allis-Chalmers Energy, Inc., 8.50%, 03/01/17	460,800
415,000	Alpha Natural Resources, 10.00%, 06/01/12	440,938

See notes to financial statements.

HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Principal		Value

	Corporate Bonds and Notes (continued)
	Oil, Coal and Gas (continued)

$695,000	Cimarex Energy Company, 7.13%, 05/01/17	$686,313
1,025,000	Clayton William Energy, 7.75%, 08/01/13	902,000
2,020,000	Compton Petroleum Finance Corp. (Canada), 7.63%, 12/01/13	1,888,699
290,000	Denbury Resources, Inc., 7.50%, 12/15/15	294,350
870,000	Dynegy Holdings, Inc., 8.38%, 05/01/16	854,775
2,320,000	Dynegy Holdings, Inc., 7.75%, 06/01/19	2,151,799
1,550,000	Dynegy Holdings, Inc., 7.63%, 10/15/26	1,325,250
740,000	El Paso Corp., 9.63%, 05/15/12	814,131
685,000	Encore Acquisition Corp., 7.25%, 12/01/17	655,888
1,305,000	Inergy LP/Inergy Finance Corp., 6.88%, 12/15/14	1,275,638
135,000	Inergy LP/Inergy Finance Corp., 8.25%, 03/01/16	140,400
1,055,000	Ocean Rig Norway AS — 144A (Norway), 8.38%, 07/01/13	1,126,213
1,075,000	OPTI Canada, Inc. — 144A (Canada), 7.88%, 12/15/14	1,056,188
970,000	OPTI Canada, Inc. — 144A (Canada), 8.25%, 12/15/14	965,150
525,000	Parker Drilling Company, 9.63%, 10/01/13	560,438
4,215,000	Petrohawk Energy Corp., 9.13%, 07/15/13	4,457,362
255,000	Petroplus Finance, Ltd. — 144A (Bermuda), 6.75%, 05/01/14	238,744
1,980,000	Petroplus Finance, Ltd. — 144A (Bermuda), 7.00%, 05/01/17	1,821,600
1,435,000	Plains Exploration & Production Company, 7.00%, 03/15/17	1,379,394
1,015,000	Quicksilver Resources, Inc., 7.13%, 04/01/16	1,002,313
440,000	Ram Energy, Inc., 11.50%, 02/15/08	443,300
2,985,000	Semgroup LP — 144A, 8.75%, 11/15/15	2,850,674
290,000	SESI LLC, 6.88%, 06/01/14	281,300
5,205,000	United Refining Company, 10.50%, 08/15/12	5,283,074

		35,326,830

	Paper and Forest Products — 2.1%
115,000	Georgia-Pacific Corp., 9.50%, 12/01/11	121,325
4,125,000	NewPage Corp., 10.00%, 05/01/12	4,166,250
665,000	NewPage Corp., Floating Rate, 11.16%, 05/01/12 (2)	689,106
2,265,000	NewPage Corp., 12.00%, 05/01/13	2,349,938
1,070,000	Newpage Corp. — 144A, 10.00%, 05/01/12	1,080,700
2,805,000	Verso Paper Holdings LLC, Series B, 11.38%, 08/01/16	2,861,100

		11,268,419

	Printing and Publishing — 2.7%
2,181,634	CanWest Media, Inc. (Canada), 8.00%, 09/15/12	2,069,825
1,461,000	Dex Media West Finance Company, Series B, 9.88%, 08/15/13	1,523,093
2,855,000	Idearc, Inc., 8.00%, 11/15/16	2,633,738
475,000	MediaNews Group, Inc., 6.88%, 10/01/13	299,250
1,365,000	Medimedia USA, Inc. — 144A, 11.38%, 11/15/14	1,412,775
1,860,000	Nielsen Finance LLC/Nielsen Finance Company, 10.00%, 08/01/14	1,911,150
5,390,000	Reader’s Digest Association — 144A, 9.00%, 02/15/17	4,541,074

		14,390,905

	Real Estate Development and Services — 0.1%
630,000	Ashton Woods USA, LLC/Ashton Woods Finance Company, 9.50%, 10/01/15	406,350

	Retail — 7.0%
1,295,000	Bon-Ton Department Stores, Inc., 10.25%, 03/15/14	984,200
4,950,000	GameStop Corp., 8.00%, 10/01/12	5,178,937
1,925,000	General Nutrition Centers, Inc., Floating Rate, 10.01%, 03/15/14 (12)	1,828,750
1,925,000	General Nutrition Centers, Inc., 10.75%, 03/15/15	1,799,875
2,555,000	Michaels Stores, Inc., 10.00%, 11/01/14	2,440,025
2,795,000	Michaels Stores, Inc., 11.38%, 11/01/16	2,578,388
2,020,000	Neiman Marcus Group, Inc., 9.00%, 10/15/15	2,093,225

See notes to financial statements.

HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Principal		Value

	Corporate Bonds and Notes (continued)
	Retail (continued)

$8,110,000	Neiman Marcus Group, Inc., 10.38%, 10/15/15	$8,485,087
2,910,000	Rite Aid Corp., 7.50%, 01/15/15	2,648,100
885,000	Rite Aid Corp., 8.63%, 03/01/15	717,956
1,110,000	Rite Aid Corp., 9.38%, 12/15/15	926,850
3,295,000	Rite Aid Corp., 7.50%, 03/01/17	2,920,194
4,435,000	Rite Aid Corp., 9.50%, 06/15/17	3,692,137
2,660,000	Toys “R” Us, Inc., 7.38%, 10/15/18	1,935,150

		38,228,874

	Retail: Restaurants — 0.7%
1,720,000	El Pollo Loco, Inc., 11.75%, 11/15/13	1,634,000
2,220,000	NPC International, Inc., Series WI, 9.50%, 05/01/14	1,998,000

		3,632,000

	Rubber Products — 0.2%
960,000	The Goodyear Tire & Rubber Company, Floating Rate, 8.66%, 12/01/09 (11)	972,000

	Semiconductors — 1.5%
4,710,000	Advanced Micro Devices, Inc., 7.75%, 11/01/12	4,109,475
1,105,000	Amkor Technology, Inc., 7.75%, 05/15/13	1,045,606
825,000	Avago Technologies Finance Pte., Ltd., 10.13%, 12/01/13	867,281
605,000	Avago Technologies Finance Pte., Ltd., 11.88%, 12/01/15	649,619
1,600,000	Freescale Semiconductor, Inc., 8.88%, 12/15/14	1,436,000

		8,107,981

	Telecommunications Equipment and Services — 4.8%
1,460,000	Centennial Cellular/Communications, 10.13%, 06/15/13	1,540,300
1,170,000	Citizens Communications Company, 7.13%, 03/15/19	1,117,350
2,455,000	Digicel Group, Ltd. — 144A (Bermuda), 8.88%, 01/15/15	2,252,463
2,787,000	Digicel Group, Ltd. — 144A (Bermuda), 9.13%, 01/15/15	2,550,105
2,060,000	Digicel, Ltd. — 144A (Bermuda), 9.25%, 09/01/12	2,109,028
3,600,000	Intelsat Bermuda, Ltd. (Bermuda), 9.25%, 06/15/16	3,635,999
1,210,000	Level 3 Financing, Inc., 9.25%, 11/01/14	1,101,100
2,275,000	Level 3 Financing, Inc., 8.75%, 02/15/17	1,962,188
1,745,000	Qwest Communications International, Inc., Series B, 7.50%, 02/15/14	1,749,363
470,000	Qwest Corp., 7.63%, 06/15/15	480,575
110,000	Qwest Corp., 7.20%, 11/10/26	104,225
500,000	Virgin Media Finance PLC (United Kingdom), 9.13%, 08/15/16	497,500
3,610,000	West Corp., 9.50%, 10/15/14	3,555,850
905,000	Windstream Corp., 8.13%, 08/01/13	941,200
1,870,000	Windstream Corp., 8.63%, 08/01/16	1,972,850
445,000	Windstream Regatta Holdings, Inc. — 144A, 11.00%, 12/01/17	442,775

		26,012,871

	Transportation — 1.0%
805,000	Kansas City Southern de Mexico — 144A (Mexico), 7.38%, 06/01/14	784,875
1,295,000	Kansas City Southern de Mexico (Mexico), 7.63%, 12/01/13	1,283,669
2,325,000	TFM, SA de CV (Mexico), 9.38%, 05/01/12	2,447,062
772,000	Travelport LLC, 11.88%, 09/01/16	827,005

		5,342,611

	Utilities — 3.3%
222,000	AES Corp. — 144A, 8.75%, 05/15/13	232,823
580,000	AES Corp. — 144A, 8.00%, 10/15/17	595,950
446,834	AES Eastern Energy, Series 99-A, 9.00%, 01/02/17	483,698
1,040,000	Edison Mission Energy, 7.50%, 06/15/13	1,071,200
4,065,000	Energy Future Holdings Corp. — 144A, 10.88%, 11/01/17	4,105,649

See notes to financial statements.

HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Principal		Value

	Corporate Bonds and Notes (continued)
	Utilities (continued)

$660,000	NRG Energy, Inc., 7.25%, 02/01/14	$645,150
655,000	NRG Energy, Inc., 7.38%, 02/01/16	640,263
2,005,000	NRG Energy, Inc., 7.38%, 01/15/17	1,959,888
2,015,000	Orion Power Holdings, Inc., 12.00%, 05/01/10	2,206,425
210,000	Reliant Energy, Inc., 7.63%, 06/15/14	208,950
630,000	Reliant Energy, Inc., 7.88%, 06/15/17	626,850
4,825,000	Texas Competitive Electric Holdings Company LLC — 144A, 10.25%, 11/01/15	4,800,875

		17,577,721

	Total Corporate Bonds and Notes (Cost $447,571,638)	430,424,235

	Loan Participations — 11.5%
2,793,000	ADESA, Inc., Term Loan B, Floating Rate, 7.08%, 10/20/13 (2)	2,628,411
992,500	Advanced Medical Optics, Inc., Term Loan B, Floating Rate, 6.95%, 04/02/14 (2)	929,848
875,600	AMSCAN Holdings, Inc., Floating Rate, 7.49%, 05/25/13 (2)	814,308
2,010,000	BLB Worldwide Holdings, Floating Rate, 9.72%, 07/18/12 (2)	1,839,150
860,000	Cannery Casino Resorts LLC, Floating Rate, 9.20%, 05/15/14 (2)	840,650
1,848,000	Catalina Marketing, Floating Rate, 10.23%, 09/01/14 (2)	1,784,091
3,661,600	Claire’s Stores, Inc., Term Loan B, Floating Rate, 7.59%, 12/31/14 (2)	3,095,425
848,848	Community Health Systems, Inc., Floating Rate, 7.33%, 07/25/14 (2)	818,298
1,099,969	Dresser, Inc., Floating Rate, 7.45%, 05/04/14 (2)	1,056,245
560,000	Dresser, Inc., Floating Rate, 11.13%, 05/02/15 (2)	534,100
96,738	Hawker Beechcraft Acquisition Company, LLC, Floating Rate, 4.73%, 03/28/14 (2)	92,263
1,137,546	Hawker Beechcraft Acquisition Company, LLC, Term Loan B, Floating Rate, 6.83%, 03/28/14 (2)	1,084,935
4,138,200	HCA, Inc., Term Loan B, Floating Rate, 7.08%, 11/18/13 (2)	3,993,189
3,260,000	Hit Entertainment, Inc., Tranche LN227528, Floating Rate, 10.38%, 02/26/13 (2)	3,113,300
1,100,000	Intelsat, Ltd. (Bermuda), Floating Rate, 7.73%, 02/01/14 (2)	1,086,250
2,365,405	Lakes Entertainment, LLC, 9.00%, 08/15/12	2,324,011
3,980,000	Laureate Education, Inc., Floating Rate, 8.48%, 08/22/15 (2)	3,840,700
3,000,000	Laureate Education, Inc., Floating Rate, 9.21%, 08/22/15 (2)	2,820,000
2,160,000	Laureate Education, Inc., Floating Rate, 9.86%, 08/22/17 (2)	2,014,200
2,050,000	Level 3 Financing, Inc., Floating Rate, 7.49%, 03/13/14 (2)	1,945,899
750,000	Neff Rental, Inc., Floating Rate, 8.40%, 11/20/14 (2)	603,047
1,948,246	Nielsen Finance, LLC, Floating Rate, 7.28%, 08/09/13 (2)	1,851,376
125,443	Ply Gem Industries, Inc., Floating Rate, 7.58%, 08/15/11 (2)	114,843
3,357,051	Ply Gem Industries, Inc., Term Loan B-3, Floating Rate, 7.58%, 08/15/11 (2)	3,073,380
738,182	Realogy Corp., Floating Rate, 4.97%, 10/10/13 (2)	647,960
2,734,964	Realogy Corp., Floating Rate, 8.24%, 10/10/13 (2)	2,400,691
827,674	Rental Services Corp., Floating Rate, 8.75%, 11/30/13 (2)	773,876
3,095,406	Sabre, Inc., Term Loan B, Floating Rate, 6.96%, 09/30/14 (2)	2,830,539
3,040,000	Sandridge Energy, Inc., Floating Rate, 8.63%, 04/01/15 (2)	3,032,400
5,050,000	Telesat Canada, Floating Rate, 5.38%, 10/31/08 (2)	4,822,749
3,375,000	Telesat Canada, Floating Rate, 10.50%, 10/31/08 (2)	3,223,125

See notes to financial statements.

HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Principal		Value

	Loan Participations (continued)

$698,250	USI Holdings Corp., Floating Rate, 7.58%, 05/05/15 (2)	$665,956
1,440,000	Veyance Technologies, Inc., 10.71%, 07/20/15	1,371,600

	Total Loan Participations (Cost $65,618,213)	62,066,815

Shares

	Common Stocks — 0.2%
	Airlines — 0.0%
11,466	Delta Air Lines, Inc.*	170,729
500,000	Delta Air Lines, Inc. (Escrow Certificates)*	26,250

		196,979

	Banks and Financial Services — 0.0%
2,697,805	Adelphia Contingent Value Vehicle CVV, Series Acc — 1*	190,532

	Broadcast Services/Media — 0.1%
620,000	Adelphia Communications (Escrow Certificates)*	62,775
840,000	Adelphia Communications (Escrow Certificates)*	91,350
1,305,000	Adelphia Communications, Series B (Escrow Certificates)*	133,762
1	Time Warner Cable Inc. — Class A*	28

		287,915

	Leisure and Recreation — 0.1%
970	HRP — Class B* (14)	10
889	Shreveport Gaming Holdings, Inc. (14)	22,225
104,876	Trump Entertainment Resorts, Inc.*	450,967

		473,202

	Utilities — 0.0%
550,000	Mirant Corp. (Escrow Certificates)* (14)	55
1,220,000	Mirant Corp. (Escrow Certificates)* (14)	122

		177

	Total Common Stocks (Cost $4,483,837)	1,148,805

	Preferred Stocks — 0.5%
	Leisure and Recreation
3,084,780	Fontainebleau Resorts, 12.50%(12)(14) (Cost $2,999,998)	2,782,163

	Convertible Preferred Stocks — 0.8%
	Oil, Coal and Gas — 0.6%
5,273	Chesapeake Energy Corp. — 144A, 5.00%	624,191
21,865	Chesapeake Energy Corp., 4.50%	2,364,153

		2,988,344

	Telecommunications Equipment and Services — 0.2%
18,825	Crown Castle International Corp., 6.25%	1,145,972

	Total Convertible Preferred Stocks (Cost $3,572,705)	4,134,316

	Warrants — 0.1%
	Telecommunications Equipment and Services
1,125	American Tower Corp., Expires 08/01/08* (Cost $75,400)	672,469

Principal

	Convertible Bonds — 0.3%
	Aerospace and Defense
$1,305,000	L-3 Communications Corp. — 144A, 3.00%, 08/01/35 (Cost $1,318,875)	1,583,944

	Total Securities (Cost $525,640,666)	502,812,747

	Repurchase Agreements — 5.1%
27,708,526	With State Street Bank and Trust, dated 12/31/07, 3.80%, due 01/02/08, repurchase proceeds at maturity $27,714,375 (Collateralized by various Fannie Mae Adjustable Rate Mortgages, 3.81%-4.25%, due 10/01/33, with a total value of $28,263,632) (Cost $27,708,526)	27,708,526

	Total Investments — 98.5% (Cost $553,349,192)	530,521,273
	Other assets less liabilities — 1.5%	8,205,745

	Net Assets — 100.0%	$538,727,018

The aggregate cost of securities for federal income tax purposes at December 31, 2007 is $553,511,538.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$4,583,763
Gross unrealized depreciation	(27,574,028)

Net unrealized depreciation	$(22,990,265)

See summary of footnotes and abbreviations to portfolios.

See notes to financial statements.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS

December 31, 2007

Shares		Value

	Common Stocks — 60.2%
	Aerospace and Defense — 1.7%
2,900	L-3 Communications Holdings, Inc.	$307,226
11,450	Lockheed Martin Corp.	1,205,227
22,271	Northrop Grumman Corp.	1,751,391
17,550	Raytheon Company	1,065,285
11,800	The Boeing Company	1,032,028

		5,361,157

	Agriculture — 0.9%
14,000	CF Industries Holdings, Inc.	1,540,840
12,400	Monsanto Company	1,384,956

		2,925,796

	Apparel: Manufacturing and Retail — 0.0%
1,900	NIKE, Inc. — Class B	122,056

	Automobile: Rental — 0.0%
2,200	Avis Budget Group, Inc.*	28,600

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 0.4%
58,200	AutoNation, Inc.* (8)	911,412
1,200	AutoZone, Inc.*	143,892
30,700	Ford Motor Company* (8)	206,611

		1,261,915

	Banks and Financial Services — 7.4%
6,920	Ameriprise Financial, Inc.	381,361
97,712	Bank of America Corp.	4,031,596
45,062	Bank of New York Mellon Corp.	2,197,223
16,100	BB&T Corp. (8)	493,787
4,700	Capital One Financial Corp.	222,122
55,999	Citigroup, Inc.	1,648,611
1,700	CME Group, Inc.	1,166,200
11,400	Hudson City Bancorp, Inc.	171,228
21,000	Janus Capital Group, Inc.	689,850
81,500	JPMorgan Chase & Company	3,557,474
3,900	MasterCard, Inc. — Class A (8)	839,280
32,800	Morgan Stanley	1,742,008
30,700	National City Corp.	505,322
27,000	Regions Financial Corp.	638,550
3,200	SLM Corp.	64,448
24,600	SunTrust Banks, Inc.	1,537,254
20,482	US Bancorp	650,099
36,150	Washington Mutual, Inc. (8)	492,002
78,200	Wells Fargo & Company (8)	2,360,858

		23,389,273

	Broadcast Services/Media — 2.3%
60,850	CBS Corp. — Class B	1,658,163
3,100	Liberty Media Corp. — Capital — Series A*	361,119
25,400	The DIRECTV Group, Inc.*	587,248
70,800	The Walt Disney Company	2,285,423
138,390	Time Warner, Inc.	2,284,819

		7,176,772

	Business Services and Supplies — 0.5%
31,700	Accenture, Ltd. — Class A (Bermuda)	1,142,151
3,400	Fair Isaac Corp.	109,310
7,700	Manpower, Inc.	438,130

		1,689,591

	Chemicals — 0.4%
12,100	Ashland, Inc.	573,903
7,400	EI du Pont de Nemours and Company	326,266
6,200	Terra Industries, Inc.*	296,112

		1,196,281

	Computer Equipment, Software and Services — 4.7%
10,900	Apple, Inc.*	2,159,072
54,800	CA, Inc.	1,367,260
2,600	Computer Sciences Corp.*	128,622
64,600	Dell, Inc.*	1,583,346
89,000	EMC Corp.*	1,649,170
30,687	Hewlett-Packard Company	1,549,080
7,850	International Business Machines Corp.	848,585
162,350	Microsoft Corp.	5,779,660

		15,064,795

	Consumer Goods and Services — 3.5%
49,750	Altria Group, Inc. (5)	3,760,105
17,600	American Greetings Corp. — Class A	357,280
9,400	Colgate-Palmolive Company	732,824
3,500	Energizer Holdings, Inc.*	392,455
8,000	Kimberly-Clark Corp.	554,720
37,098	The Procter & Gamble Company	2,723,735
15,700	United Parcel Service, Inc. — Class B	1,110,304
25,400	UST, Inc. (8)	1,391,920

		11,023,343

	Distribution — 0.0%
1,300	Universal Corp.	66,586

	Diversified Operations and Services — 1.4%
124,200	General Electric Company	4,604,094

	Education — 0.8%
20,600	Apollo Group, Inc. — Class A*	1,445,090
1,100	Career Education Corp.*	27,654
13,700	ITT Educational Services, Inc.*	1,168,199

		2,640,943

	Electronics — 1.2%
2,900	Avnet, Inc.*	101,413
36,300	Emerson Electric Company	2,056,758
1,100	Garmin, Ltd. (Cayman Islands)	106,700
38,225	Tyco Electronics, Ltd. (Bermuda)	1,419,294

		3,684,165

See notes to financial statements.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Shares		Value

	Common Stocks (continued)

	Engineering — 0.1%
100	Fluor Corp.	$14,572
2,200	Foster Wheeler, Ltd. (Bermuda)*	341,044

		355,616

	Food and Beverage — 1.9%
10,600	Coca-Cola Enterprises, Inc.	275,918
100	Hansen Natural Corp.*	4,429
23,154	Kraft Foods, Inc. — Class A	755,515
2,600	Molson Coors Brewing Company — Class B	134,212
5,100	PepsiAmericas, Inc.	169,932
35,500	PepsiCo, Inc. (8)	2,694,450
14,350	The Coca-Cola Company	880,660
81,200	Tyson Foods, Inc. — Class A	1,244,796

		6,159,912

	Insurance — 2.2%
25,603	American International Group, Inc.	1,492,655
16,200	CIGNA Corp.	870,426
11,176	Genworth Financial, Inc. — Class A	284,429
10,300	Loews Corp.	518,502
20,200	MetLife, Inc.	1,244,724
3,200	Prudential Financial, Inc.	297,728
18,100	The Chubb Corp.	987,898
7,200	The Travelers Companies, Inc.	387,360
20,600	XL Capital, Ltd. — Class A (Cayman Islands)	1,036,386

		7,120,108

	Internet Services — 3.7%
19,200	Amazon.com, Inc.*	1,778,688
136,250	Cisco Systems, Inc.*	3,688,288
28,700	eBay, Inc.*	952,553
18,100	Expedia, Inc.*	572,322
1,490	Google, Inc. — Class A*	1,030,305
46,700	Juniper Networks, Inc.*	1,550,440
93,300	Symantec Corp.*	1,505,862
8,100	VeriSign, Inc.*	304,641
15,600	Yahoo!, Inc.*	362,856

		11,745,955

	Leisure and Recreation — 0.0%
2,400	Carnival Corp. (Panama)	106,776

	Machinery — 0.2%
7,200	AGCO Corp.*	489,456
100	Deere & Company	9,312
3,300	Rockwell Automation, Inc.	227,568

		726,336

	Manufacturing — 1.8%
26,200	3M Company	2,209,184
23,400	Honeywell International, Inc.	1,440,738
16,500	Ingersoll-Rand Company, Ltd. — Class A (Bermuda)	766,755
13,100	SPX Corp.	1,347,335

		5,764,012

	Medical Equipment, Supplies, and Services — 1.3%
2,000	Becton, Dickinson and Company	167,160
200	Covidien, Ltd. (Bermuda)	8,858
2,100	Invitrogen Corp.*	196,161
23,750	Johnson & Johnson	1,584,125
12,100	Kinetic Concepts, Inc.* (8)	648,076
5,800	McKesson Corp.	379,958
20,850	Medtronic, Inc.	1,048,130

		4,032,468

	Metals and Mining — 0.9%
18,900	Freeport-McMoRan Copper & Gold, Inc.	1,936,116
3,200	Newmont Mining Corp.	156,256
7,400	Southern Copper Corp. (8)	777,962

		2,870,334

	Office Equipment, Supplies, and Services — 0.0%
1,300	HNI Corp. (8)	45,578

	Oil, Coal and Gas — 7.6%
28,800	Anadarko Petroleum Corp.	1,891,872
3,400	Apache Corp.	365,636
44,300	Chevron Corp.	4,134,518
8,162	ConocoPhillips	720,705
20,950	Devon Energy Corp.	1,862,665
11,200	Dresser-Rand Group, Inc.*	437,360
99,050	Exxon Mobil Corp.	9,279,994
17,000	Global Industries, Ltd.*	364,140
43,300	Halliburton Company	1,641,503
10,200	National-Oilwell Varco, Inc.*	749,292
4,100	Noble Energy, Inc.	326,032
5,000	Pioneer Natural Resources Company	244,200
3,800	Schlumberger, Ltd. (Netherlands Antilles)	373,806
20,200	Valero Energy Corp.	1,414,606

		23,806,329

	Pharmaceuticals/Research and Development — 6.1%
31,700	AmerisourceBergen Corp.	1,422,379
39,034	Amgen, Inc.*	1,812,739
20,400	Biogen Idec, Inc.*	1,161,168
9,600	Cardinal Health, Inc.	554,400
26,300	Eli Lilly and Company	1,404,157
18,600	Express Scripts, Inc.*	1,357,800
18,500	Gilead Sciences, Inc.*	851,185
18,100	Medco Health Solutions, Inc.*	1,835,340
55,800	Merck & Company, Inc.	3,242,538

See notes to financial statements.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Shares		Value

	Common Stocks (continued)
	Pharmaceuticals/Research and Development (continued)

163,160	Pfizer, Inc.	$3,708,627
61,400	Schering-Plough Corp.	1,635,696
4,400	Wyeth	194,436

		19,180,465

	Real Estate Development and Services — 0.1%
3,400	Jones Lang LaSalle, Inc.	241,944

	Real Estate Investment Trusts — 1.1%
5,600	AvalonBay Communities, Inc. (8)	527,184
3,000	General Growth Properties, Inc. (8)	123,540
15,900	ProLogis	1,007,742
100	Regency Centers Corp.	6,449
17,700	Simon Property Group, Inc.	1,537,422
5,200	The Macerich Company	369,512

		3,571,849

	Registered Investment Companies — 0.0%
100	Tri-Continental Corp.	2,090

	Retail — 0.9%
29,300	CVS Caremark Corp.	1,164,675
10,200	GameStop Corp. — Class A*	633,522
27,700	RadioShack Corp. (8)	467,022
14,900	The Home Depot, Inc.	401,406
7,570	Wal-Mart Stores, Inc.	359,802

		3,026,427

	Retail: Restaurants — 0.2%
17,200	YUM! Brands, Inc.	658,244

	Retail: Supermarkets — 0.5%
58,800	The Kroger Company	1,570,548

	Scientific and Technical Instruments — 0.1%
6,600	PerkinElmer, Inc.	171,732

	Semiconductors — 1.8%
4,100	Analog Devices, Inc.	129,970
127,650	Intel Corp.	3,403,149
13,350	NVIDIA Corp.*	454,167
55,050	Texas Instruments, Inc.	1,838,670

		5,825,956

	Telecommunications Equipment and Services — 2.5%
59,345	AT&T, Inc.	2,466,378
30,750	CenturyTel, Inc.	1,274,895
7,500	Embarq Corp.	371,475
122,250	Sprint Nextel Corp.	1,605,143
53,900	Verizon Communications, Inc.	2,354,891

		8,072,782

	Transportation — 0.2%
9,500	CSX Corp.	417,810
5,700	JB Hunt Transport Services, Inc.	157,035
2,300	Ryder System, Inc.	108,123

		682,968

	Utilities — 1.8%
56,800	Duke Energy Corp.	1,145,656
200	Edison International	10,674
10,450	Entergy Corp.	1,248,984
4,500	FirstEnergy Corp.	325,530
14,400	NRG Energy, Inc.* (8)	624,096
23,150	PG&E Corp.	997,534
51,800	Reliant Energy, Inc.*	1,359,232

		5,711,706

	Total Common Stocks (Cost $178,700,782)	191,685,502

Principal

	US Treasury Securities — 0.5%
	US Treasury Bonds — 0.0%
$50,000	8.88%, 08/15/17	68,813

	US Treasury Notes — 0.0%
6,000	5.13%, 05/15/16	6,496
10,000	4.75%, 08/15/17 (8)	10,565

		17,061

	US Treasury Strips — 0.5%
3,270,000	Zero coupon, 11/15/24	1,495,737

	Total US Treasury Securities (Cost $1,421,715)	1,581,611

	US Government Agency Securities — 21.6%
	Asset Backed: Mortgage and Home Equity — 0.8%
600,000	Fannie Mae Grantor Trust, Series 2001-T2, Class B, 6.02%, 11/25/10 (5)	623,300
193,632	Fannie Mae, Series 1999-7, Class AB, 6.00%, 03/25/29 (5)	197,632
760,000	Fannie Mae, Series 2003-35, Class TE, 5.00%, 05/25/18 (5)	761,582
407,804	Fannie Mae, Series 2004-60, Class LB, 5.00%, 04/25/34 (5)	407,310
526,804	Fannie Mae, Series 2004-99, Class A0, 5.50%, 01/25/34 (5)	534,613

		2,524,437

	Fannie Mae — 13.3%
1,888,796	PL# 256219, 5.50%, 04/01/36 (4)(5)	1,868,370
1,221,065	PL# 256552, 5.50%, 01/01/37 (5)	1,219,936
102,813	PL# 535675, 7.00%, 01/01/16 (5)	107,060
941	PL# 549906, 7.50%, 09/01/30 (5)	1,004
1,800	PL# 552549, 7.50%, 09/01/30 (5)	1,922

See notes to financial statements.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Principal		Value

	US Government Agency Securities (continued)
	Fannie Mae (continued)

$580	PL# 558384, 7.50%, 01/01/31 (5)	$619
2,430	PL# 568677, 7.50%, 01/01/31 (5)	2,595
273	PL# 572762, 7.50%, 03/01/31 (5)	291
15,729	PL# 582178, 7.50%, 06/01/31 (5)	16,779
13,022	PL# 594316, 6.50%, 07/01/31 (5)	13,468
2,476	PL# 602859, 6.50%, 10/01/31 (5)	2,561
13,434	PL# 614924, 7.00%, 12/01/16 (5)	13,986
899,471	PL# 735809, Variable Rate, 4.47%, 08/01/35 (1)	900,630
72,677	PL# 745000, 6.00%, 10/01/35 (5)	73,856
1,348,419	PL# 745275, 5.00%, 02/01/36 (5)	1,316,636
298,771	PL# 745959, 5.50%, 11/01/36 (5)	298,495
51,981	PL# 779545, 6.00%, 06/01/34 (5)	52,865
44,133	PL# 785183, 6.00%, 07/01/34 (5)	44,884
201,116	PL# 787311, 6.00%, 06/01/34 (5)	204,537
2,327,766	PL# 790915, 6.00%, 09/01/34 (5)	2,367,370
1,431,750	PL# 792113, 6.00%, 09/01/34 (5)	1,456,110
51,756	PL# 793193, 5.50%, 07/01/19 (5)	52,489
339,118	PL# 793693, 6.00%, 08/01/34 (5)	344,887
92,472	PL# 801516, Variable Rate, 4.71%, 08/01/34 (1)(5)	93,092
403,114	PL# 810896, Variable Rate, 4.83%, 01/01/35 (1)(5)	406,422
1,055,372	PL# 835136, 6.00%, 09/01/35 (5)	1,072,481
1,275,294	PL# 844183, 6.00%, 11/01/35 (5)	1,295,969
240,387	PL# 888022, 5.00%, 02/01/36 (5)	234,721
714,220	PL# 893681, 6.00%, 10/01/36 (5)	725,540
1,406,862	PL# 893923, 6.00%, 10/01/36 (5)	1,429,161
1,745,255	PL# 894005, 6.00%, 10/01/36 (5)	1,772,918
5,155,647	PL# 911205, 6.50%, 05/01/37 (5)	5,300,480
997,534	PL# 938338, 6.00%, 07/01/37 (5)	1,013,210
199,018	PL# 950385, Variable Rate, 5.88%, 08/01/37 (1)	203,383
2,200,000	TBA, 5.50%, 01/01/23 (5)	2,228,532
200,000	TBA, 6.00%, 01/01/23 (5)	204,656
11,000,000	TBA, 5.00%, 01/01/38 (5)	10,733,591
5,500,000	TBA, 5.50%, 01/01/38 (5)	5,493,983
100,000	TBA, 6.00%, 01/01/38 (5)	101,547

		42,671,036

	Federal Agricultural Mortgage Corp. — 0.3%
220,000	4.25%, 07/29/08	219,859
600,000	144A, 5.13%, 04/19/17 (5)	616,434

		836,293

	Freddie Mac — 1.0%
430,000	5.63%, 11/23/35 (5)	441,358
1,289,059	PL# 1G3704, Variable Rate, 5.66%, 09/01/37 (1)(5)	1,304,773
235,732	PL# 1N1447, Variable Rate, 5.81%, 02/01/37 (1)(5)	239,828
460,965	PL# 1N1463, Variable Rate, 5.97%, 05/01/37 (1)(5)	468,512
625,309	PL# 1N1582, Variable Rate, 5.94%, 05/01/37 (1)(5)	634,174

		3,088,645

	Freddie Mac Gold — 3.3%
85,575	PL# A39644, 5.50%, 11/01/35 (5)	85,445
2,415,836	PL# A66092, 6.00%, 09/01/37 (5)	2,452,291
4,732,443	PL# G02427, 5.50%, 12/01/36 (5)	4,724,009
89,708	PL# G03441, 6.00%, 10/01/37 (5)	91,061
900,000	TBA, 5.00%, 01/01/23 (5)	900,985
1,000,000	TBA, 5.00%, 01/01/38 (5)	975,781
1,200,000	TBA, 6.00%, 01/01/38 (5)	1,217,813

		10,447,385

	Government National Mortgage Association — 2.6%
3,151	PL# 461836, 7.00%, 01/15/28 (5)	3,345
1,497	PL# 596647, 7.00%, 09/15/32 (5)	1,588
205,090	PL# 604404, 5.00%, 06/15/33 (5)	202,184
598,801	PL# 604845, 5.00%, 12/15/33 (5)	590,316
732,537	PL# 608280, 5.00%, 09/15/33 (5)	722,158
717,175	PL# 615892, 5.00%, 08/15/33 (4)(5)	707,014
767,636	PL# 616832, 5.00%, 01/15/35 (4)	756,758
683,937	PL# 620521, 5.00%, 08/15/33 (4)	674,246
531,162	PL# 637934, 5.00%, 01/15/35 (4)	523,635
801,685	PL# 639093, 5.00%, 01/15/35 (4)	790,325
435,213	PL# 639865, 5.00%, 06/15/35 (4)	429,046
97,553	PL# 781881, 5.00%, 03/15/35 (5)	96,172
1,300,000	TBA, 5.50%, 01/01/38 (5)	1,303,859
1,400,000	TBA, 6.00%, 01/01/38 (5)	1,433,469

		8,234,115

	Resolution Funding Strips — 0.1%
250,000	Zero coupon, 07/15/18	155,893
250,000	Zero coupon, 10/15/18	153,953

		309,846

	Tennessee Valley Authority — 0.2%
630,000	5.98%, 04/01/36	718,944

	Total US Government Agency Securities (Cost $68,416,086)	68,830,701

	Corporate Bonds and Notes — 23.7%
	Advertising — 0.0%
40,000	Lamar Media Corp., 7.25%, 01/01/13	40,200
60,000	Lamar Media Corp., Series B, 6.63%, 08/15/15	58,650
35,000	RH Donnelley Corp. — 144A, 8.88%, 10/15/17	32,550

		131,400

See notes to financial statements.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Principal		Value

	Corporate Bonds and Notes (continued)

	Aerospace and Defense — 0.0%
$25,000	DRS Technologies, Inc., 6.63%, 02/01/16	$24,813

	Airlines — 0.1%
100,000	Delta Air Lines, Inc. — 144A, Class A, 6.82%, 08/10/22 (5)	99,000
300,000	Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57%, 11/18/10 (5)	303,338

		402,338

	Automobile: Rental — 0.0%
35,000	Hertz Corp., 8.88%, 01/01/14	35,656
20,000	Hertz Corp., 10.50%, 01/01/16	20,800

		56,456

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 0.5%
45,000	Daimler Chrysler NA Holding, 4.05%, 06/04/08	44,831
300,000	Daimler Chrysler NA Holding, 5.88%, 03/15/11	304,630
580,000	Ford Motor Company, 7.45%, 07/16/31	433,550
970,000	General Motors Corp., 8.25%, 07/15/23	776,000
80,000	Visteon Corp., 8.25%, 08/01/10	71,200

		1,630,211

	Banks and Financial Services — 5.4%
100,000	AGFC Capital Trust I — 144A, Variable Rate, 6.00%, 01/15/67 (1)(5)	90,838
200,000	Aiful Corp. — 144A (Japan), 5.00%, 08/10/10 (5)	196,399
190,000	American Express Company, Variable Rate, 6.80%, 09/01/66 (1)(5)	192,966
10,000	BAC Capital Trust XIV, Variable Rate, 5.63%, perpetual (1)	8,882
40,000	Bank of America Corp., 5.38%, 08/15/11	40,827
100,000	Countrywide Financial Corp., Series MTN, Floating Rate, 5.38%, 01/05/09 (2)	79,245
760,000	Countrywide Financial Corp., Series MTNA, 4.50%, 06/15/10	552,537
280,000	Countrywide Financial Corp., Series MTNB, Floating Rate, 5.20%, 02/27/08 (2)	266,964
120,000	Countrywide Financial Corp., Series MTNB, Floating Rate, 5.08%, 06/18/08 (2)	106,162
90,000	Credit Suisse (Guernsey), Variable Rate, 5.86%, perpetual (1)(5)	80,708
170,000	European Investment Bank, 4.63%, 03/21/12 (5)	175,151
2,645,000	Ford Motor Credit Company LLC, 5.80%, 01/12/09	2,511,218
220,000	Ford Motor Credit Company LLC, 7.38%, 10/28/09	207,159
129,000	Ford Motor Credit Company LLC, Floating Rate, 10.24%, 06/15/11 (2)	122,384
1,130,000	General Motors Acceptance Corp., 5.85%, 01/14/09	1,080,919
160,000	Glitnir Banki HF — 144A (Iceland), 6.33%, 07/28/11 (4)	156,540
380,000	Glitnir Banki HF — 144A (Iceland), Variable Rate, 6.69%, 06/15/16 (1)(4)	383,097
80,000	GMAC LLC, 5.13%, 05/09/08 (8)	79,123
1,020,000	GMAC LLC, 6.63%, 05/15/12	848,704
270,000	GMAC LLC, 8.00%, 11/01/31	227,035
160,000	GMAC LLC, Series MTN, Floating Rate, 6.03%, 09/23/08 (2)	154,598
20,000	Goldman Sachs Capital II, Variable Rate, 5.79%, perpetual (1)	17,823
560,000	HSBC Finance Corp., 4.63%, 01/15/08	559,913
200,000	ICICI Bank, Ltd. — 144A (India), Variable Rate, 6.38%, 04/30/22 (1)	179,275
162,000	ICICI Bank, Ltd. — 144A (India), Variable Rate, 6.38%, 04/30/22 (1)(4)	146,894
330,000	JPMorgan Chase & Company, 5.13%, 09/15/14	323,912
450,000	JPMorgan Chase & Company, 5.15%, 10/01/15	434,703
600,000	Kaupthing Bank — 144A (Iceland), Floating Rate, 5.94%, 04/12/11 (2)	585,720
130,000	Kaupthing Bank — 144A (Iceland), 7.13%, 05/19/16	119,360
140,000	Landisbanki Islands HF — 144A (Iceland), 6.10%, 08/25/11	138,089
200,000	Lehman Brothers Capital Trust VII, Series MTN, Variable Rate, 5.86%, perpetual (1)	178,417
180,000	Lehman Brothers Holdings, Inc., 4.50%, 07/26/10	178,090

See notes to financial statements.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Principal		Value

	Corporate Bonds and Notes (continued)
	Banks and Financial Services (continued)

$100,000	Lehman Brothers Holdings, Inc., Series MTN, 5.25%, 02/06/12	$99,039
300,000	Lehman Brothers Holdings, Inc., Series MTN, 6.75%, 12/28/17	309,770
170,000	Mitsubishi UFJ Financial Group Capital Financial I, Ltd. (Cayman Islands), Variable Rate, 6.35%, perpetual (1)	161,272
70,000	Morgan Stanley, 3.63%, 04/01/08	69,708
260,000	Morgan Stanley, Series MTN, 5.63%, 01/09/12	264,720
100,000	Morgan Stanley, Series MTNF, Floating Rate, 5.66%, 10/18/16 (2)	93,462
20,000	Rabobank Capital Funding Trust II — 144A, Variable Rate, 5.26%, perpetual (1)	18,657
40,000	Rabobank Capital Funding Trust III — 144A, Variable Rate, 5.25%, perpetual (1)	35,862
30,000	Residential Capital LLC, Floating Rate, 7.81%, 04/17/09 (2)	21,450
80,000	Residential Capital LLC, Floating Rate, 7.62%, 05/22/09 (2)	57,200
680,000	Residential Capital LLC, 7.50%, 02/22/11 (10)	426,700
235,000	Resona Preferred Global Securities — 144A (Cayman Islands), Variable Rate, 7.19%, perpetual (1)	233,507
100,000	Royal Bank of Scotland Group PLC, Series MTNU (United Kingdom), Variable Rate, 7.64%, perpetual (1)	102,985
270,000	RSHB Capital Bank — 144A (Luxembourg), 6.30%, 05/15/17	256,500
260,000	Santander Issuances — 144A (Spain), Variable Rate, 5.81%, 06/20/16 (1)	265,544
300,000	Shinsei Financial, Ltd. — 144A (Cayman Islands), Variable Rate, 6.42%, perpetual (1)	255,094
520,000	Sigma Finance, Inc. — 144A, Series MTN1, Variable Rate, 8.50%, 08/11/16 (1)	491,442
60,000	SLM Corp., Series MTN, 5.05%, 11/14/14	51,933
265,000	SLM Corp., Series MTNA, 5.00%, 10/01/13	232,555
500,000	SLM Corp., Series MTNA, 5.38%, 05/15/14	445,117
10,000	SLM Corp., Series MTNA, 5.00%, 04/15/15	8,541
45,000	SLM Corp., Series MTNA, 5.63%, 08/01/33	34,885
215,000	SunTrust Banks, Inc., Series CD, 4.42%, 06/15/09	213,518
220,000	The Bear Stearns Companies, Inc., 5.55%, 01/22/17 (5)	197,506
170,000	The Goldman Sachs Group, Inc., 4.50%, 06/15/10 (4)	169,538
70,000	The Goldman Sachs Group, Inc., 5.45%, 11/01/12 (4)	71,437
310,000	TNK-BP Finance SA, Series 2 — 144A (Luxembourg), 7.50%, 07/18/16	301,088
100,000	TNK-BP Finance SA, Series 6 — 144A, (Luxembourg), 7.88%, 03/13/18	99,250
390,000	Turanalem Finance BV — 144A (the Netherlands), 8.25%, 01/22/37	334,425
350,000	Turanalem Finance BV — 144A (the Netherlands), 8.25%, 01/22/37	299,250
170,000	Wachovia Capital Trust III, Variable Rate, 5.80%, perpetual (1)	152,010
430,000	Wachovia Corp., 5.25%, 08/01/14	421,003
130,000	Wells Fargo Capital X, 5.95%, 12/15/36	121,728

		16,740,348

	Broadcast Services/Media — 0.7%
60,000	CCH I, LLC/CCH I Capital Corp., 11.00%, 10/01/15	49,200
20,000	Clear Channel Communications, Inc., 4.63%, 01/15/08	19,989
100,000	Clear Channel Communications, Inc., 4.25%, 05/15/09	94,966
170,000	Clear Channel Communications, Inc., 5.50%, 09/15/14 (8)	129,750
60,000	Clear Channel Communications, Inc., 4.90%, 05/15/15	43,829
150,000	Comcast Cable Communications, 8.88%, 05/01/17 (5)	179,143
240,000	Comcast Corp., 6.50%, 01/15/15 (5)	250,861
20,000	Comcast Corp., 6.50%, 01/15/17 (5)	20,889

See notes to financial statements.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Principal		Value

	Corporate Bonds and Notes (continued)
	Broadcast Services/Media (continued)

$20,000	Comcast Corp., 5.88%, 02/15/18 (5)	$19,977
180,000	Cox Communications, Inc., 3.88%, 10/01/08	178,002
40,000	CSC Holdings, Inc., 7.88%, 02/15/18	37,600
15,000	CSC Holdings, Inc., 7.63%, 07/15/18	13,856
10,000	CSC Holdings, Inc., Series B, 7.63%, 04/01/11	10,025
70,000	DIRECTV Holdings LLC/DIRECTV Financing Company, Inc., 8.38%, 03/15/13	73,150
30,000	Echostar DBS Corp., 7.00%, 10/01/13	30,450
90,000	Echostar DBS Corp., 7.13%, 02/01/16	92,250
280,000	Liberty Media Corp., 7.88%, 07/15/09	285,668
10,000	Liberty Media Corp., 5.70%, 05/15/13	9,314
10,000	News America, Inc. — 144A, 6.65%, 11/15/37	10,349
35,000	Rogers Cable, Inc. (Canada), 6.75%, 03/15/15	36,869
80,000	Time Warner Entertainment, 8.38%, 07/15/33	96,650
350,000	Time Warner, Inc., 6.88%, 05/01/12 (5)	368,898
75,000	Time Warner, Inc., 7.70%, 05/01/32 (5)	83,571

		2,135,256

	Chemicals — 0.1%
120,000	FMC Finance III SA — 144A (Luxembourg), 6.88%, 07/15/17	120,600
30,000	Georgia Gulf Corp., 9.50%, 10/15/14 (8)	24,075
27,000	Westlake Chemical Corp., 6.63%, 01/15/16	25,650

		170,325

	Computer Equipment, Software and Services — 0.0%
20,000	Electronic Data Systems, 7.13%, 10/15/09 (5)	20,655
40,000	Sungard Data Systems, Inc., 9.13%, 08/15/13	40,900

		61,555

	Construction Services and Supplies — 0.0%
65,000	K Hovnanian Enterprises, Inc., 6.25%, 01/15/15	44,850

	Consumer Goods and Services — 0.1%
230,000	Altria Group, Inc., 7.00%, 11/04/13 (5)	257,529
100,000	Reynolds American, Inc., 6.75%, 06/15/17	102,352

		359,881

	Containers and Packaging — 0.0%
50,000	Graham Packaging Company, LP, 8.50%, 10/15/12	47,000
10,000	Graham Packaging Company, LP, 9.88%, 10/15/14 (8)	9,250

		56,250

	Electronics — 0.0%
15,000	NXP BV/NXP Funding LLC (the Netherlands), 7.88%, 10/15/14	14,325

	Environmental Waste Management and Recycling Services — 0.1%
160,000	Waste Management, Inc., 6.50%, 11/15/08	162,095
270,000	Waste Management, Inc., 6.38%, 11/15/12	285,774

		447,869

	Equipment Rental and Leasing — 0.1%
250,000	International Lease Finance Corp. E-Capital Trust II — 144A, Variable Rate, 6.25%, 12/21/65 (1)(4)	239,293

	Funeral Services — 0.0%
10,000	Service Corp. International, 6.75%, 04/01/16	9,675
40,000	Service Corp. International, 7.63%, 10/01/18	40,400
35,000	Service Corp. International, 7.50%, 04/01/27	32,375

		82,450

	Insurance — 0.3%
40,000	American International Group, Inc., Series MTNG, 5.85%, 01/16/18 (5)	40,338
40,000	ASIF Global Financing XIX — 144A, 4.90%, 01/17/13 (5)	39,182
300,000	Merna Reinsurance, Ltd., Series B — 144A (Bermuda), Floating Rate, 6.58%, 07/07/10 (2)	296,745
430,000	MetLife, Inc., 6.40%, 12/15/36	395,321
250,000	The Travelers Companies, Inc., Variable Rate, 6.25%, 03/15/37 (1)	234,847

		1,006,433

See notes to financial statements.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Principal		Value

	Corporate Bonds and Notes (continued)

	Leisure and Recreation — 0.1%
$25,000	Boyd Gaming Corp., 6.75%, 04/15/14	$23,938
80,000	Boyd Gaming Corp., 7.13%, 02/01/16	76,000
30,000	Inn of The Mountain Gods, 12.00%, 11/15/10	31,350
25,000	MGM MIRAGE, 6.00%, 10/01/09	25,000
50,000	MGM MIRAGE, 8.50%, 09/15/10	52,125
5,000	MGM MIRAGE, 6.63%, 07/15/15	4,713
85,000	MGM MIRAGE, 7.63%, 01/15/17	84,362
15,000	Mohegan Tribal Gaming Authority, 6.13%, 02/15/13	14,738
90,000	Station Casinos, Inc., 7.75%, 08/15/16	81,674
10,000	Station Casinos, Inc., 6.88%, 03/01/16	7,350

		401,250

	Machinery — 0.0%
20,000	Terex Corp., 8.00%, 11/15/17	20,350

	Manufacturing — 0.3%
270,000	Tyco International Group SA (Luxembourg), 6.38%, 10/15/11	279,655
530,000	Tyco International Group SA (Luxembourg), 6.00%, 11/15/13	545,425

		825,080

	Medical Equipment, Supplies, and Services — 0.2%
90,000	Community Health Systems, Inc., 8.88%, 07/15/15	92,138
125,000	DaVita, Inc., 6.63%, 03/15/13	125,000
10,000	Fresenius Medical Care Capital Trust II, 7.88%, 02/01/08	10,000
160,000	HCA, Inc., 6.75%, 07/15/13	143,200
11,000	HCA, Inc., 5.75%, 03/15/14	9,185
20,000	HCA, Inc., 9.13%, 11/15/14	20,850
6,000	HCA, Inc., 6.50%, 02/15/16	5,100
160,000	HCA, Inc., 9.25%, 11/15/16	168,400
26,000	HCA, Inc., 9.63%, 11/15/16 (12)	27,560
60,000	Tenet Healthcare Corp., 6.38%, 12/01/11	54,900
30,000	Tenet Healthcare Corp., 6.50%, 06/01/12	26,850
20,000	WellPoint, Inc., 5.88%, 06/15/17	20,172

		703,355

	Metals and Mining — 0.2%
190,000	Freeport-McMoRan Copper & Gold, Inc., 8.38%, 04/01/17	204,250
15,000	Steel Dymanics, Inc. — 144A, 7.38%, 11/01/12	15,150
65,000	Steel Dynamics, Inc. — 144A, 6.75%, 04/01/15	63,050
391,000	Vale Overseas, Ltd. (Cayman Islands), 6.88%, 11/21/36	397,495

		679,945

	Office Equipment, Supplies, and Services — 0.0%
40,000	Xerox Corp., 6.75%, 02/01/17	41,764

	Oil, Coal and Gas — 1.8%
235,000	Anadarko Finance Company, Series B, 7.50%, 05/01/31 (5)	264,984
35,000	Anadarko Petroleum Corp., 6.45%, 09/15/36 (5)	35,759
45,000	Chesapeake Energy Corp., 7.75%, 01/15/15	46,125
5,000	Chesapeake Energy Corp., 6.38%, 06/15/15	4,863
20,000	Chesapeake Energy Corp., 6.25%, 01/15/18	19,300
105,000	Complete Production Services, Inc., 8.00%, 12/15/16	102,113
80,000	Conoco, Inc., 6.95%, 04/15/29 (5)	91,636
125,000	Dynegy Holdings, Inc., 7.75%, 06/01/19	115,938
86,000	El Paso Corp., Series MTN, 7.80%, 08/01/31	87,708
25,000	El Paso Corp., Series MTN, 7.75%, 01/15/32	25,502
330,000	El Paso Natural Gas, 8.38%, 06/15/32 (5)	388,211
500,000	El Paso Performance-Link — 144A, 7.75%, 07/15/11	515,614
440,000	Gaz Capital (Gazprom) — 144A (Luxembourg), 6.21%, 11/22/16 (4)	423,235
190,000	Gaz Capital (Gazprom) — 144A (Luxembourg), 6.51%, 03/07/22 (4)	181,108
30,000	Hess Corp., 7.88%, 10/01/29 (5)	35,608
180,000	Hess Corp., 7.30%, 08/15/31 (5)	202,790
260,000	Intergas Finance BV — 144A (the Netherlands), 6.38%, 05/14/17 (4)	234,000
180,000	Kerr-McGee Corp., 6.95%, 07/01/24	192,756

See notes to financial statements.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Principal		Value

	Corporate Bonds and Notes (continued)
	Oil, Coal and Gas (continued)

$110,000	Kerr-McGee Corp., 7.88%, 09/15/31	$131,545
50,000	Kinder Morgan Energy Partners LP, 6.30%, 02/01/09	50,660
240,000	Kinder Morgan Energy Partners LP, 6.75%, 03/15/11	251,953
20,000	Kinder Morgan Energy Partners LP, 6.00%, 02/01/17	20,034
20,000	Kinder Morgan Energy Partners LP, Series MTN, 6.95%, 01/15/38	21,058
50,000	OPTI Canada, Inc. — 144A (Canada), 7.88%, 12/15/14	49,125
75,000	OPTI Canada, Inc. — 144A (Canada), 8.25%, 12/15/14	74,625
40,000	Peabody Energy Corp., Series B, 6.88%, 03/15/13	40,400
17,000	Pemex Project Funding Master Trust, 6.63%, 06/15/35	18,004
290,000	Pemex Project Funding Master Trust — 144A, 6.63%, 06/15/35	307,120
290,000	Petrobras International Finance Company (Cayman Islands), 6.13%, 10/06/16	297,250
30,000	Pride International, Inc., 7.38%, 07/15/14	30,975
25,000	Semgroup LP — 144A, 8.75%, 11/15/15	23,875
15,000	Southern Natural Gas, 8.00%, 03/01/32	16,786
95,000	Suburban Propane Partners, 6.88%, 12/15/13	92,625
40,000	Tennessee Gas Pipeline, 7.63%, 04/01/37	43,224
120,000	Williams Companies, Inc., 7.88%, 09/01/21	133,650
160,000	Williams Companies, Inc., 7.75%, 06/15/31	176,000
20,000	Williams Companies, Inc., 8.75%, 03/15/32	24,550
320,000	Williams Companies, Inc., Series A, 7.50%, 01/15/31	345,600
190,000	XTO Energy, Inc., 7.50%, 04/15/12	207,889

		5,324,198

	Paper and Forest Products — 0.0%
110,000	Weyerhaeuser Company, 6.75%, 03/15/12	115,621

	Pharmaceuticals/Research and Development — 0.1%
40,000	AmerisourceBergen Corp., 5.88%, 09/15/15 (5)	39,448
230,000	Wyeth, 5.95%, 04/01/37	231,408

		270,856

	Printing and Publishing — 0.1%
105,000	Idearc, Inc., 8.00%, 11/15/16	96,862
30,000	Sun Media Corp. (Canada), 7.63%, 02/15/13	29,363
40,000	TL Acquisitions, Inc. — 144A, 10.50%, 01/15/15	38,650

		164,875

	Private Asset Backed: Banks and Financial Services — 0.9%
300,000	Morgan Stanley Capital I, Series 2005-HQ6, Class A4A, 4.99%, 08/13/42	292,496
318,850	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR1, Class A1A, Floating Rate, 5.19%, 01/25/45 (3)	302,139
536,199	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1, Floating Rate, 5.16%, 10/25/45 (3)	504,249
574,499	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1B3, Floating Rate, 5.23%, 10/25/45 (3)	525,426
667,523	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1A2, Floating Rate, 5.15%, 11/25/45 (3)	626,750
515,993	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY4, Class 4A1, Floating Rate, 5.50%, 09/25/36 (3)	519,555

		2,770,615

	Private Asset Backed: Credit Cards — 0.2%
640,000	Washington Mutual Master Note Trust — 144A, Series 2006-A3A, Class A3, Floating Rate, 5.06%, 09/15/13 (3)	632,966

	Private Asset Backed: Mortgage and Home Equity — 10.2%
515,699	Accredited Mortgage Loan Trust, Series 2005-3, Class A1, Floating Rate, 5.11%, 09/25/35 (3)	487,914

See notes to financial statements.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Principal		Value

	Corporate Bonds and Notes (continued)
	Private Asset Backed: Mortgage and Home Equity (continued)

$213,046	Adjustable Rate Mortgage Trust, Series 2004-2, Class 7A2, Floating Rate, 5.28%, 02/25/35 (3)	$212,664
133,118	Adjustable Rate Mortgage Trust, Series 2004-5, Class 7A2, Floating Rate, 5.24%, 04/25/35 (3)	124,630
280,000	Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, 5.11%, 09/10/15 (5)	276,387
3,389,163	Bear Stearns Asset Backed Securities, Inc., Series 07-SD1, Class 1A3A, 6.50%, 10/25/36 (5)	3,196,405
1,533,294	Bear Stearns Mortgage Funding Trust, Series 2006-AR5, Class 1A2, Floating Rate, 5.07%, 12/25/36 (3)	1,406,059
341,651	Countrywide Alternative Loan Trust, Series 2005-36, Class 3A1, Floating Rate, 4.93%, 08/25/35 (3)(5)	342,494
815,007	Countrywide Alternative Loan Trust, Series 2005-56, Class 4A1, Floating Rate, 5.18%, 11/25/35 (3)	775,368
870,011	Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1, Floating Rate, 5.12%, 11/20/35 (3)	814,467
74,624	Countrywide Asset-Backed Certificates, Series 2005-11, Class AF1, Floating Rate, 5.05%, 02/25/36 (3)	74,614
269,716	Countrywide Asset-Backed Certificates, Series 2005-4, Class AF3, 4.46%, 10/25/35	267,155
429,979	Countrywide Home Equity Loan Trust, Series 2005-G, Class 2A, Floating Rate, 5.26%, 12/15/35 (3)	413,631
835,287	Countrywide Home Loans — 144A, Series 2005-R3, Class AF, Floating Rate, 5.27%, 09/25/35 (3)	811,674
21,819	First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF10, Class A2, Floating Rate, 5.27%, 12/25/32 (3)	21,794
850,000	GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A4, 5.54%, 12/10/49 (5)	861,262
852,560	GMAC Commercial Mortgage Securities, Inc., Series 1999-C2, Class A2, 6.95%, 09/15/33 (5)	871,614
899,868	GMAC Mortgage Corp. Loan Trust, Series 2005-AR1, Class 3A, Floating Rate, 4.65%, 03/18/35 (3)	897,325
1,441,557	GMAC Mortgage Corp. Loan Trust, Series 2006-HE1, Class A, Floating Rate, 5.07%, 11/25/36 (3)	1,265,313
1,127,469	GSAMP Trust — 144A, Series 2006-SD2, Class A1, Floating Rate, 4.98%, 05/25/46 (3)	949,746
313,601	Impac CMB Trust, Series 2004-6, Class 1A1, Floating Rate, 5.66%, 10/25/34 (3)	303,144
715,768	IndyMac INDA Mortgage Loan Trust, Series 2007-AR7, Class 1A1, Floating Rate, 6.27%, 09/25/37 (3)(4)	720,407
211,965	IndyMac Index Mortgage Loan Trust, Series 2005-AR15, Class A2, 5.10%, 09/25/35 (4)	201,508
1,080,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A4, 4.90%, 09/12/37	1,046,963
753,802	JPMorgan Mortgage Trust, Series 2004-A3, Class 1A1, Floating Rate, 4.31%, 07/25/34 (3)	753,445
870,000	LB-UBS Commercial Mortgage Trust, Series 2005-C1, Class A3, 4.55%, 02/15/30	850,702
527,433	Lehman XS Trust, Series 2005-5N, Class 1A1, Floating Rate, 5.16%, 11/25/35 (3)	503,155
396,272	Lehman XS Trust, Series 2005-7N, Class 1A1B, Floating Rate, 5.16%, 12/25/35 (3)	383,340
726,215	Lehman XS Trust, Series 2006-GP4, Class 3A1A, Floating Rate, 4.94%, 08/25/46 (3)	712,738
850,000	Merrill Lynch Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.49%, 03/12/51	857,091
388,492	Merrill Lynch Mortgage Investors Trust, Series 2004-A3, Class 4A3, Floating Rate, 5.03%, 05/25/34 (3)	379,491
1,098,000	Merrill Lynch Mortgage Investors, Inc., Series 2005-A4, Class 2A2, 4.46%, 07/25/35	1,096,892

See notes to financial statements.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Principal		Value

	Corporate Bonds and Notes (continued)
	Private Asset Backed: Mortgage and Home Equity (continued)

$1,300,000	Merrill Lynch Mortgage Investors, Inc., Series 2005-A5, Class A3, 4.44%, 06/25/35	$1,282,383
500,000	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, Floating Rate, 5.84%, 05/12/39 (3)	515,711
224,951	MLCC Mortgage Investors, Inc., Series 2003-F, Class A1, Floating Rate, 5.19%, 10/25/28(3)	222,096
836,206	Prime Mortgage Trust — 144A, Series 2006-DR1, Class 1A1, 5.50%, 05/25/35	826,399
388,061	Prime Mortgage Trust — 144A, Series 2006-DR1, Class 1A2, 6.00%, 05/25/35	388,261
1,793,403	Prime Mortgage Trust — 144A, Series 2006-DR1, Class 2A1, 5.50%, 05/25/35	1,779,953
1,582,288	Residential Accredit Loans, Inc., Series 2005-Q03, Class A1, Floating Rate, 5.27%, 10/25/45 (3)	1,501,192
892,525	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-15, Class 1A1, 5.06%, 07/25/35	878,965
352,330	Structured Asset Mortgage Investments, Inc., Series 2003-AR4, Class A1, Floating Rate, 5.32%, 01/19/34 (3)	352,003
2,078,419	Thornburg Mortgage Securities Trust, Series 2006-1, Class A3, Floating Rate, 5.03%, 01/25/09 (3)	2,011,259
682,928	Zuni Mortgage Loan Trust, Series 2006-0A1, Class A1, Floating Rate, 5.00%, 08/25/36 (3)	653,287

		32,290,901

	Real Estate Development and Services — 0.0%
230,000	Realogy Corp. — 144A, 12.38%, 04/15/15	145,475

	Real Estate Investment Trusts — 0.0%
50,000	Host Marriott LP, Series Q, 6.75%, 06/01/16	49,500
50,000	Ventas Realty LP/Ventas Capital Corp., 6.75%, 06/01/10	50,625
40,000	Ventas Realty LP/Ventas Capital Corp., 6.75%, 04/01/17	39,800

		139,925

	Retail — 0.1%
260,000	CVS Caremark Corp. — 144A, 6.94%, 01/10/30 (5)	261,506
20,000	JC Penney & Company, Inc., 7.40%, 04/01/37	19,914

		281,420

	Retail: Supermarkets — 0.0%
93,000	Delhaize America, Inc., 9.00%, 04/15/31 (5)	107,989

	Scientific and Technical Instruments — 0.0%
80,000	Cie Generale de Geophysique (France), 7.50%, 05/15/15	81,400
40,000	Cie Generale de Geophysique (France), 7.75%, 05/15/17	40,600

		122,000

	Semiconductors — 0.0%
25,000	Freescale Semiconductor, Inc., 8.88%, 12/15/14	22,438
40,000	MagnaChip Semiconductor, Ltd., Floating Rate, 8.24%, 12/15/11 (2)	35,800

		58,238

	Telecommunications Equipment and Services — 0.8%
120,000	America Movil SAB de CV (Mexico), 5.63%, 11/15/17 (5)	117,851
190,000	AT&T, Inc., 5.10%, 09/15/14	188,298
55,000	Cincinnati Bell, Inc., 7.00%, 02/15/15	52,250
15,000	Citizens Communications Company, 9.25%, 05/15/11	16,313
30,000	Citizens Communications Company, 7.13%, 03/15/19	28,650
30,000	Citizens Communications Company, 7.88%, 01/15/27	28,725
180,000	Deutsche Telecom International Finance BV (the Netherlands), 5.75%, 03/23/16 (5)	180,461
45,000	Intelsat Bermuda, Ltd. (Bermuda), 9.25%, 06/15/16	45,450
25,000	Intelsat Corp., 9.00%, 06/15/16	25,313
220,000	Koninklijke KPN NV (the Netherlands), 8.38%, 10/01/30	264,521
90,000	Level 3 Financing, Inc., 9.25%, 11/01/14	81,900
10,000	Nextel Communications, Inc., Series D, 7.38%, 08/01/15	9,854

See notes to financial statements.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Principal		Value

	Corporate Bonds and Notes (continued)
	Telecommunications Equipment and Services (continued)

$130,000	Nextel Communications, Inc., Series E, 6.88%, 10/31/13	$128,172
60,000	Nextel Communications, Inc., Series F, 5.95%, 03/15/14	56,470
260,000	Qwest Communications International, Inc., Floating Rate, 8.37%, 02/15/09 (2)	261,300
105,000	Qwest Corp., 7.88%, 09/01/11	109,725
40,000	Rogers Wireless, Inc. (Canada), 6.38%, 03/01/14	41,259
270,000	Sprint Capital Corp., 8.38%, 03/15/12	292,675
60,000	Sprint Capital Corp., 8.75%, 03/15/32	67,814
200,000	Telecom Italia Capital (Luxembourg), 5.25%, 10/01/15	195,155
50,000	Verizon Global Funding Corp., 7.38%, 09/01/12	55,260
300,000	Verizon New York, Inc., Series A, 6.88%, 04/01/12	318,594
85,000	Windstream Corp., 8.63%, 08/01/16	89,675

		2,655,685

	Transportation — 0.0%
20,000	Teekay Shipping Corp. (Marshall Islands), 8.88%, 07/15/11	21,075
110,000	Union Pacific Corp., 5.38%, 05/01/14	108,258

		129,333

	Utilities — 1.3%
604,000	AES Corp., 7.75%, 03/01/14	611,550
80,000	AES Corp. — 144A, 7.75%, 10/15/15	81,600
410,000	AES Corp. — 144A, 8.00%, 10/15/17	421,275
70,000	Dominion Resources, Inc., 4.75%, 12/15/10 (5)	70,183
220,000	Dominion Resources, Inc., 5.70%, 09/17/12 (5)	226,142
70,000	Edison Mission Energy, 7.00%, 05/15/17	69,125
90,000	Edison Mission Energy, 7.20%, 05/15/19	88,875
40,000	Edison Mission Energy, 7.63%, 05/15/27	37,800
170,000	Energy Future Holdings Corp. — 144A, 10.88%, 11/01/17	171,700
950,000	Energy Future Holdings Corp. — 144A, 11.25%, 11/01/17	964,250
5,000	Exelon Corp., 5.63%, 06/15/35 (5)	4,480
160,000	FirstEnergy Corp., Series B, 6.45%, 11/15/11 (5)	165,359
225,000	FirstEnergy Corp., Series C, 7.38%, 11/15/31 (5)	247,603
37,566	Midwest Generation LLC, Series B, 8.56%, 01/02/16	40,102
100,000	NRG Energy, Inc., 7.25%, 02/01/14	97,750
10,000	NRG Energy, Inc., 7.38%, 02/01/16	9,775
10,000	NRG Energy, Inc., 7.38%, 01/15/17	9,775
90,000	Pacific Gas & Electric Company, 6.05%, 03/01/34	90,144
60,000	Pacific Gas & Electric Company, 5.80%, 03/01/37	58,055
210,000	TXU Corp., Series P, 5.55%, 11/15/14	168,668
105,000	TXU Corp., Series Q, 6.50%, 11/15/24	77,113
370,000	TXU Corp., Series R, 6.55%, 11/15/34	269,622

		3,980,946

	Total Corporate Bonds and Notes (Cost $78,274,560)	75,466,840

Shares

	Preferred Stocks — 0.2%
	Banks and Financial Services
12,000	Fannie Mae, Variable Rate, 8.25% (1)	309,000
600	Fannie Mae, Series O, Floating Rate, 7.50% (2)	28,500
17,000	Freddie Mac, Series Z, Variable Rate, 8.38% (1)(5)	444,550

	Total Preferred Stocks (Cost $756,920)	782,050

Principal

	Convertible Bonds — 0.0%
	Automobiles/Motor Vehicles, Automotive Equipment and Repairs
$40,000	Ford Motor Company, 4.25%, 12/15/36 (Cost $40,000)	39,950

See notes to financial statements.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Principal		Value

	Municipal Bonds — 0.4%
	Virginia
$1,281,374	Virginia State Housing Development Authority, Series C, Revenue Bond, 6.00%, 06/25/34 (Cost $1,260,619)	$1,281,502

	Foreign Government Obligations — 0.2%
450,000	AID-Israel (Israel), 5.50%, 04/26/24 (4)	486,433
14,850	Russian Federation — 144A (Russia), 7.50%, 03/31/30	17,037
229,000	United Mexican States, Series MTNA, (Mexico), 6.75%, 09/27/34	253,503

	Total Foreign Government Obligations (Cost $687,700)	756,973

	Securities Lending Collateral — 3.7%
11,679,276	Securities Lending Collateral Investment (Note 4) (Cost $11,679,276)	11,679,276

	Total Securities (Cost $341,237,658)	352,104,405

	Repurchase Agreements — 0.3%
1,057,415	With State Street Bank and Trust, dated 12/31/07, 3.08%, due 01/02/08, repurchase proceeds at maturity $1,057,638 (Collateralized by Fannie Mae Adjustable Rate Mortgage, 4.45%, due 05/01/33, with a value of $1,078,574) (Cost $1,057,415)	1,057,415

	Total Investments before Call and Put Options Written — 110.8% (Cost $342,295,073)	353,161,820

Contracts

	Call Options Written — (0.0)%
(50)	US Treasury Note (10 Year) March Future, Expiring February 2008 @ 111	(142,187)
(6)	US Treasury Note (10 Year) March Future, Expiring February 2008 @ 112	(12,844)

	Total Call Options Written (Premium $40,189)	(155,031)

	Put Options Written — (0.0)%
(16)	US Treasury Note (10 Year) March Future, Expiring February 2008 @ 107	(750)
(27)	US Treasury Note (10 Year) March Future, Expiring February 2008 @ 112	(20,250)

	Total Put Options Written (Premium $35,254)	(21,000)

	Total Investments net of Call and Put Options Written — 110.8% (Cost $342,219,630)	352,985,789
	Liabilities less other assets — (10.8)%	(34,350,606)

	Net Assets — 100.0%	$318,635,183

The aggregate cost of securities for federal income tax purposes at December 31, 2007 is $342,925,150.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$24,494,810
Gross unrealized depreciation	(14,258,140)

Net unrealized appreciation	$10,236,670

See summary of footnotes and abbreviations to portfolios.

See notes to financial statements.

VALUE & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS

December 31, 2007

Shares		Value

	Common Stocks — 99.1%
	Advertising — 0.4%
1,553,900	The Interpublic Group of Companies, Inc.*	$12,602,129

	Aerospace and Defense — 0.7%
300,000	Northrop Grumman Corp.	23,592,000

	Apparel: Manufacturing and Retail — 1.3%
405,000	Macy’s, Inc.	10,477,350
1,050,200	The Gap, Inc.	22,348,256
110,000	VF Corp.	7,552,600

		40,378,206

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 1.9%
154,727	Autoliv, Inc.	8,155,660
208,000	BorgWarner, Inc.	10,069,280
1,631,645	General Motors Corp.(8)	40,611,644

		58,836,584

	Banks and Financial Services — 13.7%
481,000	American Express Company	25,021,620
1,426,082	Bank of America Corp.	58,840,143
1,768,970	Citigroup, Inc.	52,078,477
1,537,200	Fannie Mae	61,457,256
399,900	Freddie Mac	13,624,593
2,684,640	JPMorgan Chase & Company	117,184,536
444,000	Merrill Lynch & Company, Inc.	23,833,920
500,000	Morgan Stanley	26,555,000
587,200	National City Corp.(8)	9,665,312
215,800	SunTrust Banks, Inc.	13,485,342
84,000	The Goldman Sachs Group, Inc.	18,064,200
115,000	Wachovia Corp.	4,373,450
268,200	Washington Mutual, Inc.(8)	3,650,202
265,600	Wells Fargo & Company	8,018,464

		435,852,515

	Broadcast Services/Media — 3.6%
813,500	CBS Corp. — Class B(8)	22,167,875
12,671	Citadel Broadcasting Corp.(8)	26,102
1,769,900	Comcast Corp. — Class A*	32,318,374
56,400	Comcast Corp. — Special Class A*	1,021,968
3,538,300	Time Warner, Inc.	58,417,333

		113,951,652

	Chemicals — 1.0%
200,000	EI du Pont de Nemours and Company	8,818,000
615,000	The Dow Chemical Company	24,243,300

		33,061,300

	Computer Equipment, Software and Services — 4.3%
628,200	Dell, Inc.*	15,397,182
490,000	Electronic Data Systems Corp.	10,157,700
491,300	Hewlett-Packard Company	24,800,824
716,100	International Business Machines Corp.	77,410,410
235,000	Microsoft Corp.	8,366,000

		136,132,116

	Construction Services and Supplies — 0.1%
110,000	KB HOME(8)	2,376,000

	Consumer Goods and Services — 5.4%
525,000	Altria Group, Inc.	39,679,500
1,279,913	Avon Products, Inc.	50,594,961
587,800	Kimberly-Clark Corp.	40,758,052
115,000	The Black & Decker Corp.	8,009,750
150,000	The Clorox Company	9,775,500
288,000	The Procter & Gamble Company	21,144,960

		169,962,723

	Containers and Packaging — 0.3%
208,900	Owens-Illinois, Inc.*(8)	10,340,550

	Diversified Operations and Services — 3.4%
2,880,900	General Electric Company	106,794,963

	Electronics — 3.8%
125,116	Arrow Electronics, Inc.*	4,914,556
3,680,410	Flextronics International, Ltd. (Singapore)*	44,385,745
1,939,177	Sanmina-SCI Corp.*	3,529,302
665,900	Sony Corp. (ADR) (Japan)	36,158,370
841,200	Tyco Electronics, Ltd. (Bermuda)	31,233,756

		120,221,729

	Environmental Waste Management and Recycling Services — 0.4%
392,400	Waste Management, Inc.	12,819,708

	Food and Beverage — 2.3%
32,075	Dean Foods Company	829,460
60,000	Kellogg Company	3,145,800
1,630,900	Kraft Foods, Inc. — Class A	53,216,267
70,000	Molson Coors Brewing Company — Class B	3,613,400
743,305	Sara Lee Corp.	11,937,478

		72,742,405

	Insurance — 9.4%
593,000	Aetna, Inc.	34,233,890
1,311,500	American International Group, Inc.	76,460,450
72,000	Fidelity National Financial, Inc. — Class A	1,051,920
550,000	Genworth Financial, Inc. — Class A	13,997,500
109,400	MBIA, Inc.(8)	2,038,122
450,200	MetLife, Inc.	27,741,324

See notes to financial statements.

VALUE & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Shares		Value

	Common Stocks (continued)
	Insurance (continued)

61,566	PartnerRe, Ltd. (Bermuda)	$5,081,042
170,000	RenaissanceRe Holdings, Ltd. (Bermuda)	10,240,800
446,000	The Allstate Corp.	23,294,580
145,000	The Hartford Financial Services Group, Inc.	12,642,550
1,439,438	The Travelers Companies, Inc.	77,441,764
238,000	XL Capital, Ltd. — Class A (Cayman Islands)	11,973,780

		296,197,722

	Machinery — 0.4%
115,000	Caterpillar, Inc.	8,344,400
50,000	Terex Corp.*	3,278,500

		11,622,900

	Manufacturing — 3.9%
140,000	Eaton Corp.	13,573,000
795,800	Honeywell International, Inc.	48,997,406
250,000	Ingersoll-Rand Company, Ltd. — Class A (Bermuda)	11,617,500
592,950	Smurfit-Stone Container Corp.* (8)	6,261,552
147,700	SPX Corp.	15,190,945
728,800	Tyco International, Ltd. (Bermuda)	28,896,920

		124,537,323

	Medical Equipment, Supplies, and Services — 2.9%
1,660,100	Boston Scientific Corp.*	19,306,963
633,200	Covidien, Ltd. (Bermuda)	28,044,428
135,000	Johnson & Johnson	9,004,500
120,000	McKesson Corp.	7,861,200
5,344,920	Tenet Healthcare Corp.* (8)	27,152,194

		91,369,285

	Metals and Mining — 0.8%
330,000	ArcelorMittal (Luxembourg) (8)	25,525,500

	Oil, Coal and Gas — 13.2%
275,000	BP PLC (ADR) (United Kingdom)	20,121,750
1,306,300	Chevron Corp.	121,916,979
1,282,702	ConocoPhillips	113,262,587
1,354,800	Exxon Mobil Corp.	126,931,212
220,000	Marathon Oil Corp.	13,389,200
78,000	Occidental Petroleum Corp.	6,005,220
234,600	Total SA (ADR) (France)	19,377,960

		421,004,908

	Paper and Forest Products — 1.7%
1,112,500	Louisiana-Pacific Corp.(8)	15,219,000
1,191,500	MeadWestvaco Corp.	37,293,950

		52,512,950

	Pharmaceuticals/Research and Development — 6.8%
385,800	AmerisourceBergen Corp.	17,310,846
495,700	Amgen, Inc.*	23,020,308
208,800	Merck & Company, Inc.	12,133,368
2,291,600	Millennium Pharmaceuticals, Inc.* (8)	34,328,168
4,428,600	Pfizer, Inc.	100,662,078
1,018,300	Watson Pharmaceuticals, Inc.*	27,636,662

		215,091,430

	Retail — 0.2%
265,427	Circuit City Stores, Inc. (8)	1,114,793
325,000	Office Depot, Inc.*	4,520,750

		5,635,543

	Retail: Restaurants — 0.4%
190,000	McDonald’s Corp.	11,192,900

	Retail: Supermarkets — 1.9%
469,925	Safeway, Inc.	16,076,134
200,000	SUPERVALU, Inc.	7,504,000
779,350	The Kroger Company	20,816,439
419,945	Whole Foods Market, Inc. (8)	17,133,756

		61,530,329

	Semiconductors — 0.7%
3,957,900	LSI Corp.* (8)	21,016,449

	Telecommunications Equipment and Services — 8.7%
2,816,955	AT&T, Inc.	117,072,650
1,662,000	Motorola, Inc.	26,658,480
265,000	Nokia Oyj (ADR) (Finland)	10,173,350
6,809,600	Qwest Communications International, Inc.* (8)	47,735,296
1,178,800	Sprint Nextel Corp.	15,477,644
887,652	Verizon Communications, Inc.	38,781,516
492,500	Vodafone Group PLC (ADR) (United Kingdom)	18,380,100

		274,279,036

	Toys — 0.7%
1,180,600	Mattel, Inc.	22,478,624

	Transportation — 1.0%
728,300	CSX Corp.	32,030,634

	Utilities — 3.8%
201,395	Ameren Corp.	10,917,623
1,159,580	American Electric Power Company, Inc.	53,990,045
224,800	Constellation Energy Group	23,048,744

See notes to financial statements.

VALUE & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Shares		Value

	Common Stocks (continued)
	Utilities (continued)

200,000	Entergy Corp.	$23,904,000
165,800	Wisconsin Energy Corp.	8,076,118

		119,936,530

	Total Common Stocks (Cost $2,792,533,825)	3,135,626,643

Principal

	Securities Lending Collateral — 6.5%
$206,427,670	Securities Lending Collateral Investment (Note 4) (Cost $206,427,670)	206,427,670

	Total Securities (Cost $2,998,961,495)	3,342,054,313

	Repurchase Agreements — 2.1%
66,991,506	With State Street Bank & Trust, dated 12/31/07, 3.80%, due 01/02/08, repurchase proceeds at maturity $67,005,649 (Collateralized by various Fannie Mae Adjustable Rate Mortgages, 4.05%-4.42%, due 05/01/33-06/01/33, with a total value of $52,419,109, and various Freddie Mac Adjustable Rate Mortgages, 4.75%-4.77%, due 05/01/35, with a total value of $15,915,854) (Cost $66,991,506)	66,991,506

	Total Investments — 107.7% (Cost $3,065,953,001)	3,409,045,819
	Liabilities less other assets — (7.7)%	(244,021,044)

	Net Assets — 100.0%	$3,165,024,775

The aggregate cost of securities for federal income tax purposes at December 31, 2007 is $3,080,098,612.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$578,656,282
Gross unrealized depreciation	(249,709,075)

Net unrealized appreciation	$328,947,207

See summary of footnotes and abbreviations to portfolios.

See notes to financial statements.

VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS

December 31, 2007

Shares		Value

	Common Stocks — 95.5%
	Advertising—3.1%
49,600	RH Donnelley Corp.* (8)	$1,809,408
323,600	The Interpublic Group of Companies, Inc.*	2,624,396

		4,433,804

	Aerospace and Defense — 2.6%
22,100	Empresa Brasileira de Aeronautica SA (ADR) (Brazil)	1,007,539
34,500	Northrop Grumman Corp.	2,713,080

		3,720,619

	Apparel: Manufacturing and Retail — 2.0%
37,600	Limited Brands, Inc. (8)	711,768
97,100	The Gap, Inc.	2,066,288

		2,778,056

	Banks and Financial Services — 19.2%
74,155	Bank of America Corp.	3,059,635
11,200	Capital One Financial Corp.	529,312
97,700	Citigroup, Inc.	2,876,288
34,000	Comerica, Inc.	1,480,020
147,700	Freddie Mac	5,032,138
92,300	JPMorgan Chase & Company	4,028,895
27,800	KeyCorp	651,910
83,600	National City Corp.	1,376,056
13,700	UnionBanCal Corp.	670,067
84,500	Wachovia Corp.	3,213,535
301,300	Washington Mutual, Inc. (8)	4,100,693

		27,018,549

	Chemicals — 0.2%
5,700	Eastman Chemical Company	348,213

	Computer Equipment, Software and Services — 14.3%
275,066	CA, Inc.	6,862,897
310,700	Electronic Data Systems Corp.	6,440,811
129,300	Microsoft Corp.	4,603,080
104,400	Oracle Corp.*	2,357,352

		20,264,140

	Construction Services and Supplies — 4.9%
140,000	Centex Corp.	3,536,400
82,800	Lennar Corp. — Class A (8)	1,481,292
183,900	Pulte Homes, Inc.	1,938,306

		6,955,998

	Consumer Goods and Services — 1.6%
30,600	Altria Group, Inc.	2,312,748

	Electronics — 2.8%
105,750	Tyco Electronics, Ltd. (Bermuda)	3,926,498

	Insurance — 12.2%
87,200	Conseco, Inc.*	1,095,232
151,100	Genworth Financial, Inc. — Class A	3,845,495
56,400	MetLife, Inc.	3,475,368
8,600	The Hartford Financial Services Group, Inc.	749,834
79,700	The Travelers Companies, Inc.	4,287,860
84,100	UnumProvident Corp.	2,000,739
35,700	XL Capital, Ltd. — Class A (Cayman Islands)	1,796,067

		17,250,595

	Manufacturing — 2.4%
86,950	Tyco International, Ltd. (Bermuda)	3,447,568

	Medical Equipment, Supplies, and Services — 2.6%
57,350	Covidien, Ltd. (Bermuda)	2,540,032
17,800	Johnson & Johnson	1,187,260

		3,727,292

	Oil, Coal and Gas — 3.3%
39,100	Royal Dutch Shell PLC — Class B (ADR) (United Kingdom)	3,245,300
20,000	Sunoco, Inc.	1,448,800

		4,694,100

	Pharmaceuticals/Research and Development — 7.2%
45,700	AstraZeneca PLC (ADR) (United Kingdom)	1,956,874
42,900	Bristol-Myers Squibb Company	1,137,708
67,400	Eli Lilly and Company	3,598,486
153,400	Pfizer, Inc.	3,486,782

		10,179,850

	Printing and Publishing — 0.6%
46,100	Idearc, Inc.	809,516

	Real Estate Development and Services — 1.4%
56,200	The St. Joe Company (8)	1,995,662

	Retail — 6.4%
147,552	The Home Depot, Inc.	3,975,051
108,300	Wal-Mart Stores, Inc.	5,147,499

		9,122,550

	Retail: Supermarkets — 1.2%
49,300	Safeway, Inc.	1,686,553

	Transportation — 0.5%
7,300	FedEx Corp.	650,941

	Utilities — 7.0%
29,000	Entergy Corp.	3,466,080
61,800	Exelon Corp.	5,045,352
20,600	FPL Group, Inc.	1,394,002

		9,905,434

	Total Common Stocks (Cost $161,075,987)	135,228,686

See notes to financial statements.

VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Principal		Value

	Securities Lending Collateral — 6.0%
$8,440,760	Securities Lending Collateral Investment (Note 4) (Cost $8,440,760)	8,440,760

	Total Securities (Cost $169,516,747)	143,669,446

	Repurchase Agreements — 4.7%
6,665,697	With State Street Bank and Trust, dated 12/31/07, 3.80%, due 01/02/08, repurchase proceeds at maturity $6,667,105 (Collateralized by various Fannie Mae Adjustable Rate Mortgages, 4.40%-4.57%, due 11/01/33-02/01/34, with a total value of $6,799,760) (Cost $6,665,697)	6,665,697

	Total Investments — 106.2% (Cost $176,182,444)	150,335,143
	Liabilities less other assets — (6.2)%	(8,769,217)

	Net Assets — 100.0%	$141,565,926

The aggregate cost of securities for federal income tax purposes at December 31, 2007 is $176,429,007.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$5,877,256
Gross unrealized depreciation	(31,971,120)

Net unrealized depreciation	$(26,093,864)

See summary of footnotes and abbreviations to portfolios.

See notes to financial statements.

GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS

December 31, 2007

Shares		Value

	Common Stocks — 99.2%
	Aerospace and Defense — 3.0%
24,900	L-3 Communications Holdings, Inc.	$2,637,906
78,120	Lockheed Martin Corp.	8,222,911
86,400	Northrop Grumman Corp.	6,794,496
20,200	Raytheon Company	1,226,140
89,096	The Boeing Company	7,792,336

		26,673,789

	Agriculture — 1.0%
54,300	Archer-Daniels-Midland Company	2,521,149
23,500	CF Industries Holdings, Inc.	2,586,410
31,100	Monsanto Company	3,473,559

		8,581,118

	Airlines — 0.1%
37,900	Continental Airlines, Inc. — Class B*	843,275

	Apparel: Manufacturing and Retail — 0.3%
16,400	Abercrombie & Fitch Company — Class A	1,311,508
40,800	Guess?, Inc.	1,545,912

		2,857,420

	Automobile: Rental — 0.0%
32,800	Avis Budget Group, Inc.*	426,400

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 0.7%
108,700	AutoNation, Inc.* (8)	1,702,242
17,473	AutoZone, Inc.*	2,095,187
99,100	Ford Motor Company* (8)	666,943
14,200	Magna International, Inc. — Class A (Canada)	1,142,106
41,300	TRW Automotive Holdings Corp.*	863,170

		6,469,648

	Banks and Financial Services — 11.1%
59,708	American Express Company	3,106,010
43,000	Ameriprise Financial, Inc.	2,369,730
242,600	Bank of America Corp.	10,009,676
70,000	Bank of New York Mellon Corp.	3,413,200
13,700	BB&T Corp. (8)	420,179
5,000	Capital One Financial Corp.	236,300
154,700	Citigroup, Inc.	4,554,368
6,975	CME Group, Inc.	4,784,850
52,100	Comerica, Inc.	2,267,913
12,400	Credicorp, Ltd. (Bermuda)	946,120
46,700	Federated Investors, Inc. — Class B	1,922,172
68,100	Fifth Third Bancorp	1,711,353
10,800	Franklin Resources, Inc.	1,235,844
22,600	Hudson City Bancorp, Inc.	339,452
104,700	Janus Capital Group, Inc.	3,439,395
334,000	JPMorgan Chase & Company	14,579,100
37,100	KeyCorp	869,995
16,500	MasterCard, Inc. — Class A (8)	3,550,800
135,100	Morgan Stanley	7,175,161
57,300	National City Corp.	943,158
47,100	Regions Financial Corp.	1,113,915
7,500	SLM Corp.	151,050
32,400	State Street Corp. (8)	2,630,880
61,000	SunTrust Banks, Inc.	3,811,890
38,900	The Goldman Sachs Group, Inc.	8,365,445
27,800	UnionBanCal Corp.	1,359,698
76,900	US Bancorp	2,440,806
88,500	Wachovia Corp.	3,365,655
149,900	Washington Mutual, Inc. (8)	2,040,139
274,600	Wells Fargo & Company (8)	8,290,174

		101,444,428

	Broadcast Services/Media — 3.4%
167,782	CBS Corp. — Class B	4,572,060
1,400	Liberty Media Corp. — Capital — Series A*	163,086
104,000	Shaw Communications, Inc. — Class B (Canada) (8)	2,462,720
243,400	The DIRECTV Group, Inc.*	5,627,408
224,700	The Walt Disney Company	7,253,316
636,300	Time Warner, Inc.	10,505,313

		30,583,903

	Business Services and Supplies — 0.7%
121,806	Accenture, Ltd. — Class A (Bermuda)	4,388,670
3,000	Dun & Bradstreet Corp.	265,890
48,000	Hewitt Associates, Inc. — Class A*	1,837,920

		6,492,480

	Chemicals — 1.1%
18,700	Ashland, Inc.	886,941
81,946	Celanese Corp. — Series A	3,467,955
55,300	Methanex Corp. (Canada) (8)	1,526,280
7,300	Terra Industries, Inc.*	348,648
50,500	The Dow Chemical Company (8)	1,990,710
33,963	The Lubrizol Corp.	1,839,436

		10,059,970

	Collectibles — 0.2%
46,600	Sotheby’s (8)	1,775,460

	Computer Equipment, Software and Services — 9.5%
61,900	Apple, Inc.*	12,261,152
1,800	Autodesk, Inc.*	89,568
46,200	BMC Software, Inc.*	1,646,568
60,500	CA, Inc.	1,509,475
71,400	Computer Sciences Corp.*	3,532,158
216,200	Compuware Corp.*	1,919,856
108,900	Dell, Inc.*	2,669,139

See notes to financial statements.

GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Shares		Value

	Common Stocks (continued)
	Computer Equipment, Software and Services (continued)

161,300	EMC Corp.*	$2,988,889
215,100	Hewlett-Packard Company	10,858,248
93,000	International Business Machines Corp.	10,053,300
600	Lexmark International, Inc. — Class A*	20,916
750,800	Microsoft Corp.	26,728,480
139,109	Nuance Communications, Inc.* (8)	2,598,556
233,800	Oracle Corp.*	5,279,204
58,100	Seagate Technology (Cayman Islands)	1,481,550
95,200	Western Digital Corp.*	2,875,992

		86,513,051

	Construction Services and Supplies — 0.3%
119,700	Masco Corp. (8)	2,586,717

	Consumer Goods and Services — 4.0%
129,343	Altria Group, Inc.	9,775,744
41,900	American Greetings Corp. — Class A	850,570
29,876	Energizer Holdings, Inc.*	3,349,996
20,500	Herbalife, Ltd. (Cayman Islands)	825,740
36,961	Jarden Corp.* (8)	872,649
16,339	Loews Corp.- Carolina Group	1,393,717
26,800	NBTY, Inc.*	734,320
3,500	The Black & Decker Corp.	243,775
18,500	The Clorox Company	1,205,645
42,100	The Estee Lauder Companies, Inc. — Class A	1,835,981
133,687	The Procter & Gamble Company	9,815,299
38,100	United Parcel Service, Inc. — Class B	2,694,432
43,100	UST, Inc. (8)	2,361,880
100	Whirlpool Corp. (8)	8,163

		35,967,911

	Containers and Packaging — 0.1%
26,500	Ball Corp.	1,192,500

	Distribution — 0.1%
5,500	Universal Corp.	281,710
2,100	WW Grainger, Inc.	183,792

		465,502

	Diversified Operations and Services — 1.1%
258,000	General Electric Company	9,564,060

	Education — 0.6%
35,300	Apollo Group, Inc. — Class A*	2,476,295
29,225	ITT Educational Services, Inc.*	2,492,016

		4,968,311

	Electronics — 1.3%
74,700	Avnet, Inc.*	2,612,259
54,100	Emerson Electric Company	3,065,306
2,100	Garmin, Ltd. (Cayman Islands)	203,700
53,391	Synopsys, Inc.*	1,384,429
116,100	Tyco Electronics, Ltd. (Bermuda)	4,310,793

		11,576,487

	Engineering — 0.1%
1,200	Fluor Corp.	174,864
3,800	Foster Wheeler, Ltd. (Bermuda)*	589,076
3,300	KBR, Inc.*	128,040

		891,980

	Environmental Waste Management and Recycling Services — 0.2%
175,199	Allied Waste Industries, Inc.*	1,930,693

	Food and Beverage — 3.5%
54,400	Coca-Cola Enterprises, Inc.	1,416,032
60,600	ConAgra Foods, Inc.	1,441,674
46,400	General Mills, Inc.	2,644,800
3,100	Hansen Natural Corp.* (8)	137,299
73,212	Kraft Foods, Inc. — Class A	2,388,908
36,000	Molson Coors Brewing Company — Class B	1,858,320
75,500	PepsiCo, Inc. (8)	5,730,450
80,000	Sysco Corp.	2,496,800
99,900	The Coca-Cola Company	6,130,863
133,800	The Pepsi Bottling Group, Inc.	5,279,748
125,900	Tyson Foods, Inc. — Class A	1,930,047

		31,454,941

	Insurance — 5.8%
71,400	Aetna, Inc.	4,121,922
17,300	AFLAC, Inc.	1,083,499
31,500	American International Group, Inc.	1,836,450
39,800	Assurant, Inc.	2,662,620
56,200	Axis Capital Holdings, Ltd. (Bermuda)	2,190,114
98,600	CIGNA Corp.	5,297,778
58,000	Endurance Specialty Holdings, Ltd. (Bermuda)	2,420,340
25,200	Everest Re Group, Ltd. (Bermuda)	2,530,080
2,700	Fairfax Financial Holdings, Ltd. (Canada) (8)	772,551
25,253	Genworth Financial, Inc. — Class A	642,689
8,300	Loews Corp.	417,822
27,500	MetLife, Inc.	1,694,550
14,700	Nationwide Financial Services, Inc. — Class A	661,647
14,500	PartnerRe, Ltd. (Bermuda) (8)	1,196,685
18,100	Principal Financial Group, Inc. (8)	1,246,004

See notes to financial statements.

GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Shares		Value

	Common Stocks (continued)
	Insurance (continued)

28,829	Prudential Financial, Inc.	$2,682,250
50,000	SAFECO Corp.	2,784,000
76,000	The Allstate Corp.	3,969,480
99,100	The Chubb Corp.	5,408,878
91,300	The Travelers Companies, Inc.	4,911,940
49,700	WR Berkley Corp.	1,481,557
42,290	XL Capital, Ltd. — Class A (Cayman Islands)	2,127,610

		52,140,466

	Internet Services — 4.3%
29,500	Amazon.com, Inc.*	2,732,880
53,400	Check Point Software Technologies, Ltd. (Israel)*	1,172,664
429,100	Cisco Systems, Inc.*	11,615,737
144,000	eBay, Inc.*	4,779,360
94,000	Expedia, Inc.*	2,972,280
11,960	Google, Inc. — Class A* (5)	8,270,101
83,800	Juniper Networks, Inc.*	2,782,160
222,400	Symantec Corp.*	3,589,536
7,900	VeriSign, Inc.*	297,119
19,700	Yahoo!, Inc.*	458,222

		38,670,059

	Leisure and Recreation — 0.4%
3,800	Carnival Corp. (Panama)	169,062
73,200	Royal Caribbean Cruises, Ltd. (Liberia)(8)	3,106,608

		3,275,670

	Machinery — 2.0%
47,295	AGCO Corp.* (8)	3,215,114
46,600	Caterpillar, Inc.	3,381,296
39,989	Cummins, Inc.	5,093,399
44,100	Deere & Company	4,106,592
49,996	Gardner Denver, Inc.*	1,649,868
13,900	Rockwell Automation, Inc.	958,544

		18,404,813

	Manufacturing — 2.2%
41,300	3M Company	3,482,416
17,500	Eaton Corp.	1,696,625
12,200	Harsco Corp.	781,654
49,800	Honeywell International, Inc.	3,066,186
23,000	Ingersoll-Rand Company, Ltd. — Class A (Bermuda)	1,068,810
73,800	Parker Hannifin Corp.	5,557,878
20,100	Precision Castparts Corp.	2,787,870
11,300	SPX Corp.	1,162,205
14,400	The Timken Company	473,040

		20,076,684

	Medical Equipment, Supplies, and Services — 4.0%
58,000	Baxter International, Inc.	3,366,900
15,000	Becton, Dickinson and Company	1,253,700
51,800	Humana, Inc.*	3,901,058
23,060	Invitrogen Corp.*	2,154,035
125,600	Johnson & Johnson	8,377,520
68,206	Kinetic Concepts, Inc.* (8)	3,653,113
41,900	McKesson Corp.	2,744,869
98,200	Medtronic, Inc.	4,936,514
68,700	UnitedHealth Group, Inc.	3,998,340
17,800	WellPoint, Inc.*	1,561,594

		35,947,643

	Metals and Mining — 1.7%
57,500	Freeport-McMoRan Copper & Gold, Inc.	5,890,300
5,200	Newmont Mining Corp.	253,916
55,600	Nucor Corp.	3,292,632
59,600	Southern Copper Corp. (8)	6,265,748

		15,702,596

	Oil, Coal and Gas — 12.0%
45,100	Anadarko Petroleum Corp.	2,962,619
11,700	Apache Corp.	1,258,218
76,200	Chesapeake Energy Corp.	2,987,040
171,100	Chevron Corp.	15,968,763
134,586	ConocoPhillips	11,883,944
28,600	Devon Energy Corp.	2,542,826
2,100	Dresser-Rand Group, Inc.*	82,005
32,769	ENSCO International, Inc.	1,953,688
362,500	Exxon Mobil Corp.	33,962,624
30,100	Frontier Oil Corp.	1,221,458
45,700	Global Industries, Ltd.*	978,894
84,000	Halliburton Company	3,184,440
73,600	Marathon Oil Corp.	4,479,296
54,900	National-Oilwell Varco, Inc.*	4,032,954
47,000	Noble Corp. (Cayman Islands)	2,655,970
34,300	Noble Energy, Inc.	2,727,536
20,200	Petro-Canada (Canada)	1,083,124
6,400	Pioneer Natural Resources Company	312,576
50,000	Schlumberger, Ltd. (Netherlands Antilles)	4,918,500
40,600	Sunoco, Inc.	2,941,064
51,989	Superior Energy Services, Inc.*	1,789,461
30,578	Tesoro Corp.	1,458,571
209	Transocean, Inc. (Cayman Islands) (8)	29,918
59,100	Valero Energy Corp.	4,138,773

		109,554,262

	Pharmaceuticals/Research and Development — 7.1%
121,500	AmerisourceBergen Corp.	5,451,705
74,300	Amgen, Inc.*	3,450,492
33,000	Biogen Idec, Inc.*	1,878,360

See notes to financial statements.

GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Shares		Value

	Common Stocks (continued)
	Pharmaceuticals/Research and Development (continued)

155,278	Bristol-Myers Squibb Company	$4,117,973
38,300	Cardinal Health, Inc.	2,211,825
44,400	Charles River Laboratories International, Inc.*	2,921,520
56,200	Eli Lilly and Company	3,000,518
29,300	Express Scripts, Inc.*	2,138,900
111,488	Gilead Sciences, Inc.*	5,129,563
30,400	Medco Health Solutions, Inc.*	3,082,560
199,400	Merck & Company, Inc.	11,587,134
720,400	Pfizer, Inc.	16,374,691
100,000	Schering-Plough Corp.	2,664,000
8,000	Wyeth	353,520

		64,362,761

	Real Estate Development and Services — 0.4%
47,300	Jones Lang LaSalle, Inc.	3,365,868

	Real Estate Investment Trusts — 1.0%
5,400	AvalonBay Communities, Inc. (8)	508,356
1,600	Boston Properties, Inc.	146,896
12,400	Douglas Emmett, Inc.	280,364
12,900	Equity Residential	470,463
3,100	General Growth Properties, Inc. (8)	127,658
52,100	ProLogis (8)	3,302,098
2,500	Rayonier, Inc. (8)	118,100
2,700	Regency Centers Corp.	174,123
30,000	Simon Property Group, Inc.	2,605,800
8,800	The Macerich Company	625,328
11,100	Ventas, Inc. (8)	502,275

		8,861,461

	Retail — 2.5%
59,884	Barnes & Noble, Inc.	2,063,004
69,000	Best Buy Company, Inc.	3,632,850
37,200	CVS Caremark Corp.	1,478,700
42,600	Dick’s Sporting Goods, Inc.*	1,182,576
31,500	Dollar Tree Stores, Inc.*	816,480
50,100	GameStop Corp. — Class A*	3,111,711
144,600	RadioShack Corp. (8)	2,437,956
34,100	The Home Depot, Inc.	918,654
41,300	The TJX Companies, Inc.	1,186,549
124,300	Wal-Mart Stores, Inc.	5,907,979

		22,736,459

	Retail: Restaurants — 0.9%
66,800	Brinker International, Inc.	1,306,608
17,000	Jack in the Box, Inc.*	438,090
68,914	McDonald’s Corp.	4,059,724
59,800	YUM! Brands, Inc.	2,288,546

		8,092,968

	Retail: Supermarkets — 1.0%
59,313	Safeway, Inc.	2,029,098
254,688	The Kroger Company	6,802,716

		8,831,814

	Semiconductors — 2.7%
6,900	Analog Devices, Inc.	218,730
522,800	Intel Corp.	13,937,848
2,500	MEMC Electronic Materials, Inc.*	221,225
125,588	NVIDIA Corp.*	4,272,504
167,950	Texas Instruments, Inc.	5,609,530

		24,259,837

	Telecommunications Equipment and Services — 3.9%
327,722	AT&T, Inc. (5)	13,620,127
38,800	CenturyTel, Inc.	1,608,648
79,100	Corning, Inc.	1,897,609
33,780	Embarq Corp.	1,673,123
433,900	Sprint Nextel Corp.	5,697,107
9,000	Telephone and Data Systems, Inc. — Special Common Shares	518,400
231,600	Verizon Communications, Inc.	10,118,604

		35,133,618

	Toys — 0.3%
92,900	Hasbro, Inc.	2,376,382

	Transportation — 1.3%
77,536	CSX Corp.	3,410,034
62,200	Kirby Corp.*	2,891,056
29,600	Norfolk Southern Corp.	1,493,024
42,889	Ryder System, Inc.	2,016,212
38,576	Tidewater, Inc.	2,116,279

		11,926,605

	Utilities — 3.3%
59,500	Alliant Energy Corp.	2,421,055
154,321	CenterPoint Energy, Inc.	2,643,519
116,600	Duke Energy Corp.	2,351,822
95,000	Edison International	5,070,150
13,000	Entergy Corp.	1,553,760
57,900	FirstEnergy Corp.	4,188,486
29,700	NRG Energy, Inc.* (8)	1,287,198
38,300	PG&E Corp.	1,650,347
39,000	Public Service Enterprise Group, Inc.	3,831,360
86,000	Reliant Energy, Inc.*	2,256,640
140,000	Sierra Pacific Resources	2,377,200

		29,631,537

	Total Common Stocks (Cost $840,552,521)	896,671,547

See notes to financial statements.

GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Principal		Value

	Securities Lending Collateral — 5.5%
$49,509,121	Securities Lending Collateral Investment (Note 4) (Cost $49,509,121)	$49,509,121

	Total Securities (Cost $890,061,642)	946,180,668

	Repurchase Agreements — 0.8%
7,080,636	With State Street Bank and Trust, dated 12/31/07, 3.80%, due 01/02/08, repurchase proceeds at maturity $7,082,131 (Collateralized by Fannie Mae Adjustable Rate Mortgage, 4.06%, due 05/01/33, with a value of $1,850,921 and Freddie Mac Adjustable Rate Mortgage, 4.77%, due 05/01/35, with a value of $5,374,027) (Cost $7,080,636)	7,080,636

	Total Investments — 105.5% (Cost $897,142,278)	953,261,304
	Liabilities less other assets — (5.5)%	(49,999,483)

	Net Assets — 100.0%	$903,261,821

The aggregate cost of securities for federal income tax purposes at December 31, 2007 is $901,750,925.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$102,515,519
Gross unrealized depreciation	(51,005,140)

Net unrealized appreciation	$51,510,379

See summary of footnotes and abbreviations to portfolios.

See notes to financial statements.

EQUITY GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS

December 31, 2007

Shares		Value

	Common Stocks — 96.4%
	Advertising—0.2%
98,964	Omnicom Group, Inc.	$4,703,759

	Aerospace and Defense — 5.9%
101,040	Gamesa Corporacion Tecnologica, SA (Spain)	4,724,263
486,462	General Dynamics Corp.	43,290,253
337,508	Lockheed Martin Corp.	35,526,092
323,388	Raytheon Company	19,629,652
470,905	The Boeing Company	41,185,351

		144,355,611

	Agriculture — 2.9%
178,881	Agrium, Inc. (Canada)	12,916,997
57,700	CF Industries Holdings, Inc.	6,350,462
374,767	Monsanto Company	41,857,726
69,000	Potash Corp. of Saskatchewan, Inc. (Canada)	9,933,240

		71,058,425

	Airlines — 0.1%
126,742	AMR Corp.*(8)	1,778,190

	Apparel: Manufacturing and Retail — 0.7%
241,179	American Eagle Outfitters, Inc. (8)	5,009,288
173,900	Coach, Inc.*	5,317,862
98,400	Guess?, Inc.	3,728,376
91,000	Limited Brands, Inc. (8)	1,722,630
31,103	NIKE, Inc. — Class B	1,998,057

		17,776,213

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 1.6%
60,237	Continental AG (Germany)	7,837,305
107,100	Johnson Controls, Inc.	3,859,884
11,200	Oshkosh Truck Corp.	529,312
353,548	Tata Motors, Ltd. (ADR) (India) (8)	6,667,915
186,251	Toyota Motor Corp. (ADR) (Japan)	19,774,269

		38,668,685

	Banks and Financial Services — 4.8%
12,000	Affiliated Managers Group, Inc.* (8)	1,409,520
106,219	American Express Company	5,525,512
150,000	Banco Itau Holding Financeira SA (ADR) (Brazil)	3,879,000
35,700	Bank of New York Mellon Corp.	1,740,732
11,800	CME Group, Inc.	8,094,800
49,543	Franklin Resources, Inc.	5,669,205
47,266,000	Industrial and Commercial Bank of China, Ltd. — Class H (China)	33,945,879
308,300	Invesco, Ltd. (Bermuda) (8)	9,674,454
19,599	Julius Baer Holding, Ltd. (Switzerland)	1,620,339
178,791	Merrill Lynch & Company, Inc.	9,597,501
106,822	The Charles Schwab Corp.	2,729,302
160,146	The Goldman Sachs Group, Inc.	34,439,398

		118,325,642

	Broadcast Services/Media — 1.2%
91,464	Comcast Corp. — Class A*	1,670,133
235,351	DreamWorks Animation SKG, Inc. — Class A*	6,010,864
62,269	EchoStar Communications Corp. — Class A*	2,348,787
101,812	Liberty Global, Inc. — Class A*	3,990,012
180,889	News Corp. — Class A	3,706,416
153,013	The DIRECTV Group, Inc.*	3,537,661
99,998	The Walt Disney Company	3,227,935
158,151	Time Warner, Inc.	2,611,073
64,744	Viacom, Inc. — Class B*	2,843,556

		29,946,437

	Business Services and Supplies — 0.5%
280,255	Accenture, Ltd. — Class A (Bermuda)	10,097,588
32,600	Global Payments, Inc.	1,516,552

		11,614,140

	Chemicals — 0.6%
122,132	Air Products and Chemicals, Inc.	12,045,879
65,214	Rohm and Haas Company (8)	3,460,907

		15,506,786

	Collectibles — 0.2%
108,800	Sotheby’s (8)	4,145,280

	Computer Equipment, Software and Services — 14.4%
393,184	Apple, Inc.*	77,881,886
555,200	BEA Systems, Inc.*	8,761,056
347,682	BMC Software, Inc.*	12,391,386
887,862	Cadence Design Systems, Inc.*	15,102,533
212,700	Dell, Inc.*	5,213,277
160,386	EMC Corp.*	2,971,953
881,196	Hewlett-Packard Company	44,482,773
296,136	International Business Machines Corp.	32,012,302
2,743,141	Microsoft Corp.	97,655,819
493,637	Network Appliance, Inc.* (8)	12,321,180
1,672,428	Oracle Corp.*	37,763,424
185,000	SanDisk Corp.*	6,136,450

		352,694,039

	Construction Services and Supplies — 0.1%
107,498	RPM International, Inc.	2,182,209

See notes to financial statements.

EQUITY GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Shares		Value

	Common Stocks (continued)

	Consumer Goods and Services — 2.5%
533,955	Altria Group, Inc.	$40,356,320
55,500	Church & Dwight Company, Inc.	3,000,885
8,600	Energizer Holdings, Inc.*	964,318
27,241	Herbalife, Ltd. (Cayman Islands)	1,097,267
48,165	NBTY, Inc.*	1,319,721
194,250	Newell Rubbermaid, Inc.	5,027,190
58,572	The Procter & Gamble Company	4,300,356
82,730	UST, Inc. (8)	4,533,604

		60,599,661

	Containers and Packaging — 0.2%
60,620	Ball Corp.	2,727,900
38,800	Owens-Illinois, Inc.*	1,920,600

		4,648,500

	Diversified Operations and Services — 0.6%
80,300	Compagnie General de Geophysique-Veritas (CGG-Veritas) (ADR) (France)*	4,500,815
128,200	General Electric Company	4,752,374
81,412	Textron, Inc.	5,804,676

		15,057,865

	Electronics — 1.7%
306,564	Emerson Electric Company	17,369,916
269,293	Rockwell Collins, Inc.	19,381,018
145,256	Synopsys, Inc.*	3,766,488

		40,517,422

	Energy Services — 0.1%
28,654	McDermott International, Inc. (Panama)*	1,691,446

	Engineering — 0.2%
56,600	Jacobs Engineering Group, Inc.*	5,411,526

	Environmental Waste Management and Recycling Services — 0.0%
32,900	Nalco Holding Company	795,522

	Food and Beverage — 2.0%
44,000	Anheuser-Busch Companies, Inc.	2,302,960
11,700	Hansen Natural Corp.* (8)	518,193
474,465	PepsiCo, Inc.	36,011,894
128,088	Sysco Corp.	3,997,626
72,704	The Coca-Cola Company	4,461,844
29,400	The Hershey Company	1,158,360

		48,450,877

	Insurance — 0.6%
87,530	Ace, Ltd. (Cayman Islands)	5,407,604
53,300	American International Group, Inc.	3,107,390
39,866	CIGNA Corp.	2,142,000
44,099	Prudential Financial, Inc.	4,102,971

		14,759,965

	Internet Services — 5.8%
12,687	Amazon.com, Inc.*	1,175,324
1,739,280	Cisco Systems, Inc.*	47,082,310
69,344	Ctrip.com International, Ltd. (ADR) (Cayman Islands)	3,985,200
80,885	eBay, Inc.*	2,684,573
210,800	Giant Interactive Group, Inc. (ADR) (China)*(8)	2,736,184
96,786	Google, Inc. — Class A*	66,925,583
39,056	McAfee, Inc.*	1,464,600
170,200	Shanda Interactive Entertainment, Ltd. (ADR)(Cayman Islands)*	5,674,468
77,000	Symantec Corp.*	1,242,780
157,100	VeriSign, Inc.*	5,908,531
106,578	Yahoo!, Inc.*	2,479,004

		141,358,557

	Leisure and Recreation — 3.5%
314,551	Las Vegas Sands Corp.*	32,414,480
216,539	MGM MIRAGE*	18,193,607
166,255	Regal Entertainment Group — Class A (8)	3,004,228
278,181	Wynn Resorts, Ltd. (8)	31,192,436

		84,804,751

	Machinery — 0.9%
36,694	Caterpillar, Inc.	2,662,517
44,671	Cummins, Inc.	5,689,745
55,104	Deere & Company	5,131,284
47,200	Terex Corp.*	3,094,904
88,300	The Manitowoc Company, Inc.	4,311,689

		20,890,139

	Manufacturing — 2.1%
61,700	3M Company	5,202,544
53,633	Eaton Corp.	5,199,719
298,503	Hansen Transmissions (Belgium)*	1,711,296
105,822	Honeywell International, Inc.	6,515,461
31,800	Ingersoll-Rand Company, Ltd. — Class A (Bermuda)	1,477,746
73,452	ITT Industries, Inc.	4,850,770
257,118	Parker Hannifin Corp.	19,363,557
96,963	Roper Industries, Inc. (8)	6,064,066

		50,385,159

	Medical Equipment, Supplies, and Services — 4.5%
14,253	Baxter International, Inc.	827,387
92,496	Coventry Health Care, Inc.*	5,480,388
91,258	Health Net, Inc.*	4,407,761
79,975	Henry Schein, Inc.* (8)	4,910,465
71,422	Humana, Inc.*	5,378,791

See notes to financial statements.

EQUITY GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Shares		Value

	Common Stocks (continued)
	Medical Equipment, Supplies, and Services (continued)

86,735	Johnson & Johnson	$5,785,225
317,597	McKesson Corp.	20,805,779
177,399	Medtronic, Inc.	8,917,848
31,629	Stryker Corp.	2,363,319
859,934	UnitedHealth Group, Inc.	50,048,158

		108,925,121

	Metals and Mining — 1.2%
59,828	AK Steel Holding Corp.*	2,766,447
600,007	Antofagasta PLC (United Kingdom)	8,563,661
114,117	Freeport-McMoRan Copper & Gold, Inc.	11,690,145
26,793	Reliance Steel & Aluminum Company	1,452,181
45,517	Southern Copper Corp. (8)	4,785,202

		29,257,636

	Office Equipment, Supplies, and Services — 0.2%
96,085	Pitney Bowes, Inc. (8)	3,655,073
100,065	Steelcase, Inc. — Class A	1,588,032
30,530	Xerox Corp.	494,281

		5,737,386

	Oil, Coal and Gas — 9.7%
81,134	Chevron Corp.	7,572,236
69,931	ConocoPhillips	6,174,907
182,754	Diamond Offshore Drilling, Inc. (8)	25,951,068
71,108	ENSCO International, Inc.	4,239,459
153,893	Exxon Mobil Corp.	14,418,235
70,062	Global Industries, Ltd.*	1,500,728
89,974	Holly Corp. (8)	4,578,777
57,720	National-Oilwell Varco, Inc.*	4,240,111
73,468	Noble Corp. (Cayman Islands)	4,151,677
260,838	Petroleo Brasileiro SA — Petrobras (ADR) (Brazil)	30,058,971
377,433	Schlumberger, Ltd. (Netherlands Antilles)	37,128,084
112,300	Smith International, Inc.	8,293,355
169,200	Tesoro Corp.	8,070,840
433,824	Transocean, Inc. (Cayman Islands)	62,101,906
78,680	Valero Energy Corp.	5,509,960
255,902	XTO Energy, Inc.	13,143,127

		237,133,441

	Pharmaceuticals/Research and Development — 10.1%
346,891	Abbott Laboratories	19,477,930
108,188	AmerisourceBergen Corp.	4,854,396
35,040	Amylin Pharmaceuticals, Inc.* (8)	1,296,480
693,932	Bristol-Myers Squibb Company	18,403,077
105,105	Cardinal Health, Inc.	6,069,814
53,621	Celgene Corp.*	2,477,826
206,900	Elan Corp. PLC (ADR) (Ireland)*	4,547,662
472,472	Eli Lilly and Company	25,225,280
85,500	Endo Pharmaceuticals Holdings, Inc.*	2,280,285
85,720	Express Scripts, Inc.*	6,257,560
369,291	Forest Laboratories, Inc.*	13,460,657
335,463	Genentech, Inc.*	22,499,503
38,888	Gilead Sciences, Inc.*	1,789,237
68,001	Medco Health Solutions, Inc.*	6,895,301
1,094,905	Merck & Company, Inc.	63,624,929
101,000	Millennium Pharmaceuticals, Inc.*	1,512,980
780,453	Schering-Plough Corp.	20,791,268
337,030	Shionogi & Company, Ltd. (Japan)	5,958,325
166,986	Teva Pharmaceutical Industries, Ltd. (ADR) (Israel)	7,761,509
31,000	UCB SA (Belgium)	1,405,937
46,800	Vertex Pharmaceuticals, Inc.*	1,087,164
233,696	Wyeth	10,327,026

		248,004,146

	Real Estate Development and Services — 0.3%
172,300	CB Richard Ellis Group, Inc. — Class A* (8)	3,713,065
44,683	Jones Lang LaSalle, Inc.	3,179,642

		6,892,707

	Real Estate Investment Trusts — 0.3%
54,400	Duke Realty Corp.	1,418,752
54,300	General Growth Properties, Inc. (8)	2,236,074
30,900	Simon Property Group, Inc.	2,683,974
17,800	The Macerich Company	1,264,868

		7,603,668

	Retail — 4.1%
239,700	Circuit City Stores, Inc. (8)	1,006,740
124,900	Costco Wholesale Corp.	8,713,024
837,571	CVS Caremark Corp.	33,293,448
87,700	GameStop Corp. — Class A*	5,447,047
101,406	JC Penney Company, Inc.	4,460,850
845,368	Lowe’s Companies, Inc.	19,122,224
176,710	PetSmart, Inc.	4,157,986
161,779	RadioShack Corp. (8)	2,727,594
51,637	Target Corp.	2,581,850
67,857	The Home Depot, Inc.	1,828,068
85,799	The TJX Companies, Inc.	2,465,005
72,800	Walgreen Company	2,772,224
261,336	Wal-Mart Stores, Inc.	12,421,300

		100,997,360

See notes to financial statements.

EQUITY GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Shares		Value

	Common Stocks (continued)

	Retail: Restaurants — 1.8%
730,746	McDonald’s Corp.	$43,048,247
82,426	Wendy’s International, Inc.	2,129,888

		45,178,135

	Retail: Supermarkets — 0.2%
199,500	The Kroger Company	5,328,645

	Rubber Products — 0.1%
100,900	The Goodyear Tire & Rubber Company*	2,847,398

	Semiconductors — 4.5%
1,097,035	Altera Corp.	21,194,716
98,467	Applied Materials, Inc.	1,748,774
392,694	Emulex Corp.*	6,408,766
2,189,626	Intel Corp.	58,375,429
135,932	MEMC Electronic Materials, Inc.*	12,028,623
184,966	NVIDIA Corp.*	6,292,543
84,829	Texas Instruments, Inc.	2,833,289

		108,882,140

	Telecommunications Equipment and Services — 4.0%
115,000	Arris Group, Inc.* (8)	1,147,700
868,899	AT&T, Inc.	36,111,443
85,700	Brasil Telecom S.A. (ADR) (Brazil) (8)	2,600,995
33,440	Ciena Corp.* (8)	1,140,638
347,800	Citizens Communications Company	4,427,494
102,808	Corning, Inc.	2,466,364
60,010	NII Holdings, Inc.*	2,899,683
53,192	Nokia Oyj (ADR) (Finland)	2,042,041
165,127	QUALCOMM, Inc.	6,497,747
80,300	Starent Networks Corp.* (8)	1,465,475
172,200	Telefonica SA (ADR) (Spain)	16,804,998
68,600	Telephone and Data Systems, Inc. (8)	4,294,360
457,300	Vodafone Group PLC (ADR) (United Kingdom)	17,066,436

		98,965,374

	Toys — 0.3%
84,802	Hasbro, Inc.	2,169,235
9,903	Nintendo Company, Ltd. (Japan)	5,930,365

		8,099,600

	Transportation — 1.2%
34,100	CH Robinson Worldwide, Inc.	1,845,492
93,771	Norfolk Southern Corp.	4,729,809
72,650	Tidewater, Inc.	3,985,579
157,488	Union Pacific Corp.	19,783,643

		30,344,523

	Utilities — 0.5%
30,286	Constellation Energy Group	3,105,224
127,586	NRG Energy, Inc.*	5,529,577
170,400	Sierra Pacific Resources	2,893,392

		11,528,193

	Total Common Stocks
	(Cost $2,112,523,766)	2,357,852,279

Principal

	Securities Lending Collateral — 4.4%
$106,513,377	Securities Lending Collateral Investment (Note 4) (Cost $106,513,377)	106,513,377

	Total Securities (Cost $2,219,037,143)	2,464,365,656

	Repurchase Agreements—3.0%
72,528,255	With State Street Bank and Trust, dated 12/31/2007, 3.80%, due 01/02/08, repurchase proceeds at maturity $72,543,567 (Collateralized by various Fannie Mae Adjustable Rate Mortgages, 3.70%-4.29%, due 06/01/33-10/01/33, with a total value of $24,969,945 and US Treasury Bill, 3.19%, due 02/28/08, with a value of $52,744,646) (Cost $72,528,255)	72,528,255

	Total Investments — 103.8% (Cost $2,291,565,398)	2,536,893,911
	Liabilities less other assets — (3.8)%	(92,133,058)

	Net Assets — 100.0%	$2,444,760,853

The aggregate cost of securities for federal income tax purposes at December 31, 2007 is $2,297,983,460.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$321,055,058
Gross unrealized depreciation	(82,144,607)

Net unrealized appreciation	$238,910,451

See summary of footnotes and abbreviations to portfolios.

See notes to financial statements.

AGGRESSIVE EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS

December 31, 2007

Shares		Value

	Common Stocks — 99.3%
	Agriculture — 4.8%
36,230	Bunge, Ltd. (Bermuda)	$4,217,534
75,880	Monsanto Company	8,475,038
83,000	The Mosaic Company*	7,830,220

		20,522,792

	Apparel: Manufacturing and Retail — 2.1%
116,490	Guess?, Inc.	4,413,806
108,730	Under Armour, Inc. — Class A* (8)	4,748,239

		9,162,045

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 1.1%
125,200	Johnson Controls, Inc.	4,512,208

	Banks and Financial Services — 6.5%
11,780	CME Group, Inc.	8,081,080
38,130	IntercontinentalExchange, Inc.* (8)	7,340,025
22,500	MasterCard, Inc. — Class A (8)	4,842,000
35,150	The Goldman Sachs Group, Inc.	7,559,008

		27,822,113

	Computer Equipment, Software and Services — 16.6%
126,900	Activision, Inc.*	3,768,930
100,440	Apple, Inc.*	19,895,155
110,800	Citrix Systems, Inc.*	4,211,508
104,500	Electronic Arts, Inc.*	6,103,845
695,880	Microsoft Corp.	24,773,327
66,130	Salesforce.com, Inc.*	4,145,690
180,900	Seagate Technology (Cayman Islands)	4,612,950
33,120	VMware, Inc. — Class A* (8)	2,814,869

		70,326,274

	Construction Services and Supplies — 1.0%
73,000	Chicago Bridge & Iron Company NV (the Netherlands)	4,412,120

	Diversified Operations and Services — 1.9%
116,500	Textron, Inc.	8,306,450

	Education — 0.9%
57,800	Apollo Group, Inc. — Class A*	4,054,670

	Energy Services — 3.2%
26,100	First Solar, Inc.*	6,972,354
50,230	SunPower Corp. — Class A* (8)	6,549,490

		13,521,844

	Engineering — 1.7%
252,130	ABB, Ltd. (ADR) (Switzerland)	7,261,344

	Environmental Waste Management and Recycling Services — 0.9%
63,750	Stericycle, Inc.* (8)	3,786,750

	Food and Beverage — 2.5%
172,000	The Coca-Cola Company	10,555,640

	Insurance — 1.6%
146,900	Aon Corp.	7,005,661

	Internet Services — 13.0%
97,480	Amazon.com, Inc.*	9,030,547
534,840	Cisco Systems, Inc.*	14,478,119
27,540	Google, Inc. — Class A*	19,043,358
246,380	Juniper Networks, Inc.*	8,179,816
120,720	VeriSign, Inc.* (8)	4,540,279

		55,272,119

	Leisure and Recreation — 1.3%
54,360	Las Vegas Sands Corp.* (8)	5,601,798

	Machinery — 1.7%
77,400	Deere & Company	7,207,488

	Manufacturing — 3.1%
125,000	AMETEK, Inc. (8)	5,855,000
39,200	Flowserve Corp.	3,771,040
59,760	Roper Industries, Inc.	3,737,390

		13,363,430

	Medical Equipment, Supplies, and Services — 3.7%
152,850	Baxter International, Inc.	8,872,943
21,330	Intuitive Surgical, Inc.*	6,921,585

		15,794,528

	Oil, Coal and Gas — 2.2%
175,000	Acergy SA (ADR) (Luxembourg)	3,844,750
48,000	Petroleo Brasileiro SA — Petrobras (ADR) (Brazil)	5,531,520

		9,376,270

	Pharmaceuticals/Research and Development — 12.5%
99,660	Allergan, Inc.	6,402,158
144,650	BioMarin Pharmaceutical, Inc.*	5,120,610
88,110	Charles River Laboratories International, Inc.*	5,797,638
93,740	Express Scripts, Inc.*	6,843,020
68,060	Genzyme Corp.*	5,066,386
236,570	Gilead Sciences, Inc.*	10,884,587
78,300	Medco Health Solutions, Inc.*	7,939,620
75,220	Shire PLC (ADR) (United Kingdom)	5,186,419

		53,240,438

	Retail — 1.0%
71,440	GameStop Corp. — Class A*	4,437,138

	Retail: Restaurants — 0.9%
98,150	YUM! Brands, Inc.	3,756,201

	Scientific and Technical Instruments — 2.8%
142,330	Thermo Fisher Scientific, Inc.*	8,209,594
49,400	Waters Corp.*	3,906,058

		12,115,652

	Semiconductors — 8.5%
301,000	Applied Materials, Inc.	5,345,760
818,170	Intel Corp.	21,812,412

See notes to financial statements.

AGGRESSIVE EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Shares		Value

	Common Stocks (continued)
	Semiconductors (continued)

53,420	MEMC Electronic Materials, Inc.*	$4,727,136
119,120	Varian Semiconductor Equipment Associates, Inc.*	4,407,440

		36,292,748

	Telecommunications Equipment and Services — 2.7%
161,700	Nokia Oyj (ADR) (Finland)	6,207,663
130,781	Vimpel — Communications (ADR) (Russia)	5,440,490

		11,648,153

	Toys — 1.1%
62,800	Nintendo Company, Ltd (ADR) (Japan)	4,631,500

	Total Common Stocks (Cost $334,575,370)	423,987,374

Principal

	Securities Lending Collateral — 7.4%
$31,770,694	Securities Lending Collateral Investment (Note 4) (Cost $31,770,694)	31,770,694

	Total Securities (Cost $366,346,064)	455,758,068

	Repurchase Agreements — 1.0%
4,360,811	With State Street Bank and Trust, dated 12/31/07, 3.80%, due 01/02/08, repurchase proceeds at maturity $4,361,731 (Collateralized by various Fannie Mae Adjustable Rate Mortgages, 4.06%-4.44%, due 05/01/33, with a total value of $4,449,427) (Cost $4,360,811)	4,360,811

	Total Investments — 107.7% (Cost $370,706,875)	460,118,879
	Liabilities less other assets — (7.7)%	(32,745,885)

	Net Assets — 100.0%	$427,372,994

The aggregate cost of securities for federal income tax purposes at December 31, 2007 is $371,238,117.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$93,919,797
Gross unrealized depreciation	(5,039,035)

Net unrealized appreciation	$88,880,762

See summary of footnotes and abbreviations to portfolios.

See notes to financial statements.

MID-CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS

December 31, 2007

Shares		Value

	Common Stocks — 96.9%
	Advertising — 0.2%
38,313	RH Donnelley Corp.* (8)	$1,397,658
111,773	The Interpublic Group of Companies, Inc.*	906,479

		2,304,137

	Aerospace and Defense — 2.0%
257,686	Goodrich Corp. (8)	18,195,208
13,200	L-3 Communications Holdings, Inc.	1,398,408

		19,593,616

	Agriculture — 0.5%
51,404	The Mosaic Company*	4,849,453

	Airlines — 0.3%
35,700	Alaska Air Group, Inc.* (8)	892,856
33,574	AMR Corp.* (8)	471,043
21,606	Continental Airlines, Inc. — Class B*	480,734
11,213	Delta Air Lines, Inc.*	166,962
121,900	ExpressJet Holdings, Inc.*	302,312
30,975	Northwest Airlines*	449,447
9,313	UAL Corp.*	332,102
23,093	US Airways Group, Inc.*	339,698

		3,435,154

	Apparel: Manufacturing and Retail — 0.8%
74,500	Foot Locker, Inc.	1,017,670
114,000	Jones Apparel Group, Inc.	1,822,860
46,400	Kellwood Company	772,096
34,191	Liz Claiborne, Inc. (8)	695,787
23,267	Macy’s, Inc.	601,917
60,100	The Cato Corp. — Class A	941,166
28,244	VF Corp.	1,939,233

		7,790,729

	Automobile: Retail — 0.8%
216,100	Advance Auto Parts, Inc.	8,209,639

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 4.5%
83,200	American Axle & Manufacturing Holdings, Inc.	1,549,184
141,315	ArvinMeritor, Inc. (8)	1,657,625
52,900	Autoliv, Inc.	2,788,359
661,885	Ford Motor Company* (8)	4,454,486
20,149	General Motors Corp. (8)	501,509
204,536	Genuine Parts Company	9,470,017
65,000	Harley-Davidson, Inc.	3,036,150
22,454	Johnson Controls, Inc.	809,242
10,017	Magna International, Inc. — Class A (Canada)	805,667
238,400	Oshkosh Truck Corp.	11,266,784
8,470	TravelCenters of America LLC*	105,875
160,477	WABCO Holdings, Inc.	8,038,293

		44,483,191

	Banks and Financial Services — 9.1%
55,119	Advance America Cash Advance Centers, Inc.	560,009
54,600	Advanta Corp. — Class B	440,622
80,700	AmeriCredit Corp.* (8)	1,032,153
98,100	Banco Latinoamericano de Exportaciones, SA — Class E (Panama)	1,600,011
261,800	Bank of New York Mellon Corp.	12,765,368
96,000	CIT Group, Inc.	2,306,880
32,700	City Holding Company	1,106,568
109,300	Comerica, Inc.	4,757,829
80,500	Friedman, Billings, Ramsey Group, Inc. — Class A	252,770
99,400	Fulton Financial Corp.	1,115,268
321,600	Hudson City Bancorp, Inc.	4,830,432
185,700	Huntington Bancshares, Inc.	2,740,932
431,451	Invesco, Ltd. (Bermuda) (8)	13,538,933
125,100	KeyCorp	2,933,595
708,499	People’s United Financial, Inc.	12,611,282
116,600	PNC Financial Services Group, Inc.	7,654,790
39,600	Provident Bankshares Corp.	847,044
67,779	Regions Financial Corp.	1,602,973
61,900	State Street Corp.	5,026,280
234,000	UnionBanCal Corp.	11,444,940
7,200	United Bankshares, Inc.	201,744

		89,370,423

	Broadcast Services/Media — 0.2%
79,800	Belo Corp.	1,391,712
166,400	Westwood One, Inc.	331,136

		1,722,848

	Business Services and Supplies — 2.0%
29,431	Deluxe Corp.	967,986
66,687	Dun & Bradstreet Corp.	5,910,469
75,400	Kelly Services, Inc. — Class A	1,406,964
172,200	Manpower, Inc.	9,798,179
21,165	Ritchie Brothers Auctioneers, Inc. (Canada)	1,750,346

		19,833,944

See notes to financial statements.

MID-CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Shares		Value

	Common Stocks (continued)

	Chemicals — 3.5%
69,665	Eastman Chemical Company	$4,255,835
23,099	Imperial Chemical Industries PLC (ADR) (United Kingdom)	1,184,055
13,400	NewMarket Corp.	746,246
146,500	PolyOne Corp.*	963,970
108,715	PPG Industries, Inc.	7,635,054
205,800	Rohm and Haas Company (8)	10,921,806
92,600	Sensient Technologies Corp.	2,618,728
57,100	Spartech Corp.	805,110
82,034	The Lubrizol Corp.	4,442,961
63,400	The Valspar Corp.	1,429,036

		35,002,801

	Computer Equipment, Software and Services — 6.9%
58,447	BMC Software, Inc.*	2,083,051
216,904	Computer Sciences Corp.*	10,730,241
135,300	Electronic Arts, Inc.*	7,902,873
83,744	Electronic Data Systems Corp.	1,736,013
81,600	Lexmark International, Inc. — Class A*	2,844,576
553,800	NCR Corp.*	13,900,380
421,000	Parametric Technology Corp.*	7,514,850
179,400	Seagate Technology (Cayman Islands)	4,574,700
106,400	Sun Microsystems, Inc.*	1,929,032
451,200	Teradata Corp.*	12,367,392
76,600	Western Digital Corp.*	2,314,086

		67,897,194

	Construction Services and Supplies — 3.0%
34,700	Beazer Homes USA, Inc. (8)	257,821
35,132	Chicago Bridge & Iron Company NV (the Netherlands)	2,123,378
9,571	Insituform Technologies, Inc. — Class A*	141,651
28,500	KB HOME (8)	615,600
72,300	Lennox International, Inc.	2,994,666
118,600	Masco Corp.	2,562,946
441,946	Trane, Inc.	20,643,297
21,373	USG Corp.* (8)	764,940

		30,104,299

	Consumer Goods and Services — 2.6%
59,400	American Greetings Corp. — Class A	1,205,820
55,900	Blyth, Inc.	1,226,446
117,344	Eastman Kodak Company (8)	2,566,313
69,800	Ethan Allen Interiors, Inc. (8)	1,989,300
29,700	Fortune Brands, Inc.	2,149,092
64,609	Loews Corp.- Carolina Group	5,511,147
12,477	Mohawk Industries, Inc.* (8)	928,289
21,460	Reynolds American, Inc. (8)	1,415,502
45,000	The Black & Decker Corp.	3,134,250
63,800	Tupperware Corp.	2,107,314
46,868	Whirlpool Corp. (8)	3,825,835

		26,059,308

	Containers and Packaging — 1.2%
55,500	Bemis Company, Inc. (8)	1,519,590
301,800	Pactiv Corp.*	8,036,934
77,700	Sonoco Products Company	2,539,236

		12,095,760

	Diversified Operations and Services — 0.9%
120,693	Textron, Inc. (8)	8,605,411

	Electronics — 2.1%
223,100	Amphenol Corp. — Class A	10,345,147
143,449	Celestica, Inc. (Canada)*	832,004
106,598	Flextronics International, Ltd. (Singapore)*	1,285,572
335,200	Sanmina-SCI Corp.*	610,064
55,600	Technitrol, Inc.	1,589,048
145,700	Tyco Electronics, Ltd. (Bermuda)	5,409,841
99,500	Vishay Intertechnology, Inc.*	1,135,295

		21,206,971

	Energy Services — 0.4%
53,250	Energy East Corp.	1,448,933
41,635	McDermott International, Inc. (Panama)*	2,457,714

		3,906,647

	Engineering — 0.2%
16,406	Fluor Corp.	2,390,682

	Equipment Rental and Leasing — 0.1%
50,300	United Rentals North America, Inc.*	923,508

	Food and Beverage — 3.3%
82,600	Brown-Forman Corp. — Class B (8)	6,121,486
212,300	Campbell Soup Company	7,585,479
225,647	Del Monte Foods Company	2,134,621
221,600	McCormick & Company, Inc.	8,400,855
33,896	Reddy Ice Holdings, Inc.	857,908
38,200	Sanderson Farms, Inc. (8)	1,290,396
800	Seaboard Corp.	1,176,000

See notes to financial statements.

MID-CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Shares		Value

	Common Stocks (continued)
	Food and Beverage (continued)

95,600	The Pepsi Bottling Group, Inc.	$3,772,376
96,848	Tyson Foods, Inc. — Class A	1,484,680

		32,823,801

	Insurance — 8.6%
61,084	Ace, Ltd. (Cayman Islands)	3,773,770
15,179	Ambac Financial Group, Inc. (8)	391,163
118,342	Aon Corp.	5,643,730
70,500	Aspen Insurance Holdings, Ltd. (Bermuda)	2,033,220
59,802	Axis Capital Holdings, Ltd. (Bermuda)	2,330,484
31,800	CIGNA Corp.	1,708,614
64,680	Cincinnati Financial Corp.	2,557,447
95,950	Everest Re Group, Ltd. (Bermuda)	9,633,380
142,300	Genworth Financial, Inc. — Class A	3,621,535
70,100	Horace Mann Educators Corp. (8)	1,327,694
47,600	IPC Holdings, Ltd. (Bermuda)	1,374,212
36,600	LandAmerica Financial Group, Inc. (8)	1,224,270
253,946	Lincoln National Corp.	14,784,736
45,578	Loews Corp.	2,294,397
4,843	Marsh & McLennan Companies, Inc.	128,194
82,926	MBIA, Inc. (8)	1,544,911
56,300	MGIC Investment Corp. (8)	1,262,809
92,000	Nationwide Financial Services, Inc. — Class A	4,140,920
59,126	PartnerRe, Ltd. (Bermuda) (8)	4,879,669
17,000	Principal Financial Group, Inc.	1,170,280
71,500	Radian Group, Inc.	835,120
106,200	SAFECO Corp.	5,913,216
59,000	The Commerce Group, Inc.	2,122,820
41,700	Unitrin, Inc.	2,001,183
34,488	Willis Group Holdings, Ltd. (Bermuda)	1,309,509
114,248	XL Capital, Ltd. — Class A (Cayman Islands)	5,747,817

		83,755,100

	Internet Services — 0.2%
46,984	McAfee, Inc.*	1,761,900

	Leisure and Recreation — 0.7%
65,451	National CineMedia, Inc.	1,650,020
93,992	Regal Entertainment Group — Class A (8)	1,698,435
77,518	Royal Caribbean Cruises, Ltd. (Liberia) (8)	3,289,864

		6,638,319

	Machinery — 1.0%
79,739	AGCO Corp.* (8)	5,420,658
23,165	Rockwell Automation, Inc.	1,597,458
11,095	Terex Corp.*	727,499
45,616	The Manitowoc Company, Inc.	2,227,429

		9,973,044

	Manufacturing — 3.2%
61,000	American Woodmark Corp. (8)	1,108,980
213,700	Carlisle Companies, Inc.	7,913,312
50,363	Cooper Industries, Ltd. — Class A (Bermuda)	2,663,195
32,900	Crane Company	1,411,410
49,862	Eaton Corp.	4,834,121
42,200	EnPro Industries, Inc.*	1,293,430
70,600	Furniture Brands International, Inc. (8)	710,236
71,052	Ingersoll-Rand Company, Ltd. — Class A (Bermuda)	3,301,786
86,300	Leggett & Platt, Inc.	1,505,072
80,100	Parker Hannifin Corp.	6,032,331
83,400	Tredegar Corp.	1,341,072

		32,114,945

	Medical Equipment, Supplies, and Services — 3.5%
228,800	CR Bard, Inc.	21,690,240
99,754	Health Management Associates, Inc. — Class A	596,529
40,457	Health Net, Inc.*	1,954,073
24,315	Humana, Inc.*	1,831,163
12,700	IMS Health, Inc.	292,608
31,400	Kindred Healthcare, Inc.*	784,372
80,100	Kinetic Concepts, Inc.*	4,290,156
11,988	McKesson Corp.	785,334
39,594	Omnicare, Inc. (8)	903,139
23,000	Universal Health Services, Inc. — Class B	1,177,600

		34,305,214

	Metals and Mining — 1.7%
61,600	Allegheny Technologies, Inc. (8)	5,322,240
21,767	Freeport-McMoRan Copper & Gold, Inc.	2,229,811

See notes to financial statements.

MID-CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Shares		Value

	Common Stocks (continued)
	Metals and Mining (continued)

83,803	Nucor Corp.	$4,962,814
33,200	United States Steel Corp.	4,014,212

		16,529,077

	Office Equipment, Supplies, and Services — 0.6%
99,900	IKON Office Solutions, Inc.	1,300,698
12,612	Pitney Bowes, Inc. (8)	479,760
173,100	Steelcase, Inc. — Class A	2,747,097
104,300	Xerox Corp.	1,688,617

		6,216,172

	Oil, Coal and Gas — 9.5%
82,212	BJ Services Company	1,994,463
54,276	Cameron International Corp.*	2,612,304
25,398	Chesapeake Energy Corp.	995,602
123,567	El Paso Corp.	2,130,295
68,780	Enbridge, Inc. (Canada) (8)	2,780,775
99,232	ENSCO International, Inc.	5,916,212
185,300	Equitable Resources, Inc. (8)	9,872,784
48,980	Hess Corp.	4,940,123
97,200	Marathon Oil Corp.	5,915,592
19,436	Nabors Industries, Ltd. (Bermuda)*	532,352
15,555	National-Oilwell Varco, Inc.*	1,142,670
48,039	Newfield Exploration Company*	2,531,655
184,800	ONEOK, Inc.	8,273,496
188,500	Patterson-UTI Energy, Inc.	3,679,520
47,946	Pioneer Natural Resources Company (8)	2,341,683
408,983	Questar Corp.	22,125,980
16,886	Smith International, Inc.	1,247,031
45,714	Southwestern Energy Company*	2,547,184
85,109	Sunoco, Inc.	6,165,296
33,000	Swift Energy Company*	1,455,630
13,545	Transocean, Inc. (Cayman Islands)	1,938,967
30,255	Weatherford International, Ltd. (Bermuda)*	2,075,493

		93,215,107

	Paper and Forest Products — 0.4%
99,600	International Paper Company	3,225,048
36,315	MeadWestvaco Corp.	1,136,660

		4,361,708

	Pharmaceuticals/Research and Development — 1.7%
42,900	Forest Laboratories, Inc.*	1,563,705
24,685	Hospira, Inc.*	1,052,568
263,322	King Pharmaceuticals, Inc.*	2,696,417
95,300	Millipore Corp.*	6,974,054
253,315	Mylan Laboratories, Inc. (8)	3,561,609
22,256	Watson Pharmaceuticals, Inc.*	604,028

		16,452,381

	Printing and Publishing — 0.3%
80,000	Gannett Company, Inc.	3,120,000

	Real Estate Development and Services — 0.1%
20,717	The St. Joe Company (8)	735,661

	Real Estate Investment Trusts — 2.3%
210,000	Anthracite Capital, Inc. (8)	1,520,400
5,416	Boston Properties, Inc.	497,243
36,100	Capital Trust, Inc. — Class A (8)	1,106,465
38,449	Equity Residential	1,402,235
84,700	Hospitality Properties Trust	2,729,034
114,600	HRPT Properties Trust	885,858
320,400	iStar Financial, Inc. (8)	8,346,420
128,200	Medical Properties Trust, Inc. (8)	1,306,358
38,998	RAIT Investment Trust (8)	336,163
36,808	Rayonier, Inc.	1,738,810
12,576	Simon Property Group, Inc.	1,092,351
90,200	Sunstone Hotel Investors, Inc. (8)	1,649,758

		22,611,095

	Retail — 2.7%
61,000	Borders Group, Inc. (8)	649,650
321,000	Dollar Tree Stores, Inc.*	8,320,320
66,205	Family Dollar Stores, Inc. (8)	1,273,122
191,300	JC Penney Company, Inc.	8,415,288
338,100	Staples, Inc.	7,799,967
31,805	The Bon-Ton Stores, Inc. (8)	301,829

		26,760,176

	Retail: Restaurants — 0.3%
56,700	Brinker International, Inc.	1,109,052
43,000	Darden Restaurants, Inc.	1,191,530
110,900	Ruby Tuesday, Inc.	1,081,275

		3,381,857

	Retail: Supermarkets — 0.5%
83,500	SUPERVALU, Inc.	3,132,920
55,700	The Kroger Company	1,487,747

		4,620,667

See notes to financial statements.

MID-CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Shares		Value

	Common Stocks (continued)

	Rubber Products — 0.2%
79,013	The Goodyear Tire & Rubber Company*	$2,229,747

	Scientific and Technical Instruments — 0.2%
14,957	Agilent Technologies, Inc.*	549,520
40,100	Cymer, Inc.*	1,561,093

		2,110,613

	Semiconductors — 2.6%
44,500	Analog Devices, Inc.	1,410,650
57,342	Intersil Corp. — Class A	1,403,732
1,483,637	LSI Corp.* (8)	7,878,113
63,407	Maxim Integrated Products, Inc.	1,679,017
47,184	Microchip Technology, Inc. (8)	1,482,521
197,136	Micron Technology, Inc.*	1,429,236
74,700	MKS Instruments, Inc.*	1,429,758
82,177	National Semiconductor Corp.	1,860,487
55,100	Novellus Systems, Inc.*	1,519,107
381,400	STMicroelectronics NV (the Netherlands) (8)	5,454,021

		25,546,642

	Telecommunications Equipment and Services — 0.9%
107,349	CenturyTel, Inc.	4,450,689
7,614	Embarq Corp.	377,121
250,850	Qwest Communications International, Inc.* (8)	1,758,459
154,476	Tellabs, Inc.*	1,010,273
125,575	Windstream Corp.	1,634,987

		9,231,529

	Tools — 0.2%
41,290	The Stanley Works	2,001,739

	Toys — 0.6%
84,750	Hasbro, Inc.	2,167,905
222,600	Mattel, Inc.	4,238,304

		6,406,209

	Transportation — 0.9%
31,300	Arkansas Best Corp. (8)	686,722
80,441	CSX Corp.	3,537,796
22,962	Kansas City Southern*	788,285
39,800	Overseas Shipholding Group, Inc.	2,962,314
57,500	YRC Worldwide, Inc.* (8)	982,675

		8,957,792

	Utilities — 9.4%
54,700	AGL Resources, Inc.	2,058,908
153,500	Allegheny Energy, Inc.	9,764,135
65,300	Alliant Energy Corp.	2,657,057
97,462	American Electric Power Company, Inc.	4,537,831
446,100	CMS Energy Corp.	7,753,218
26,632	Consolidated Edison, Inc.	1,300,973
80,937	DTE Energy Company	3,557,991
28,160	Edison International	1,502,899
27,931	Mirant Corp.* (8)	1,088,750
190,074	NiSource, Inc.	3,590,498
117,985	Pinnacle West Capital Corp.	5,003,744
270,822	PPL Corp.	14,107,118
24,800	Progress Energy, Inc.	1,201,064
135,900	Puget Energy, Inc.	3,727,737
213,949	Sempra Energy	13,239,164
116,200	TECO Energy, Inc. (8)	1,999,802
86,300	Westar Energy, Inc.	2,238,622
168,400	Wisconsin Energy Corp.	8,202,764
179,800	Xcel Energy, Inc.	4,058,086

		91,590,361

	Total Common Stocks (Cost $956,275,889)	957,236,571

Principal

	Convertible Bonds — 0.0%
	Telecommunications Equipment and Services
$251,000	Qwest Communications International, Inc., 3.50%, 11/15/25 (Cost $393,972)	336,026

	Short Term US Government Agency Securities—0.6%
	Federal Home Loan Bank
6,300,000	1.02%, 01/02/08 (Cost $6,299,822)	6,299,822

	Securities Lending Collateral—13.7%
135,672,142	Securities Lending Collateral Investment (Note 4) (Cost $135,672,142)	135,672,142

	Total Securities (Cost $1,098,641,825)	1,099,544,561

See notes to financial statements.

MID-CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Principal		Value

	Repurchase Agreements — 3.1%
$30,287,152	With State Street Bank and Trust, dated 12/31/07, 3.80%, due 01/02/08, repurchase proceeds at maturity $30,293,546 (Collateralized by various Fannie Mae Adjustable Rate Mortgages, 4.06%-5.36%, due 03/01/33-05/01/33, with a total value of $25,827,606, and various Freddie Mac Adjustable Rate Mortgages, 5.38%-5.61%, due 05/01/36-05/15/36, with a total value of $5,069,734) (Cost $30,287,152)	$30,287,152

	Total Investments — 114.3% (Cost $1,128,928,977)	1,129,831,713
	Liabilities less other assets — (14.3)%	(141,654,503)

	Net Assets — 100.0%	$988,177,210

The aggregate cost of securities for federal income tax purposes at December 31, 2007 is $1,131,980,949.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$103,954,825
Gross unrealized depreciation	(106,104,061)

Net unrealized depreciation	$(2,149,236)

See summary of footnotes and abbreviations to portfolios.

See notes to financial statements.

MID-CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS

December 31, 2007

Shares		Value

	Common Stocks — 99.1%
	Aerospace and Defense—2.0%
127,995	BE Aerospace, Inc.*	$6,770,936

	Agriculture — 2.6%
92,000	The Mosaic Company*	8,679,280

	Apparel: Manufacturing and Retail — 3.7%
69,315	J Crew Group, Inc.* (8)	3,341,676
70,800	Phillips-Van Heusen Corp. (8)	2,609,688
233,000	The Gap, Inc.	4,958,240
62,000	Urban Outfitters, Inc.*	1,690,120

		12,599,724

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 1.2%
86,000	BorgWarner, Inc.	4,163,260

	Banks and Financial Services — 2.3%
35,295	BlackRock, Inc. (8)	7,651,956

	Broadcast Services/Media — 1.0%
68,000	Dolby Laboratories, Inc. — Class A*	3,380,960

	Business Services and Supplies — 2.2%
120,440	FTI Consulting, Inc.*	7,423,922

	Commercial Services — 1.4%
173,980	Quanta Services, Inc.* (8)	4,565,235

	Computer Equipment, Software and Services — 6.0%
312,355	Activision, Inc.*	9,276,943
69,830	DST Systems, Inc.*	5,764,467
85,000	Salesforce.com, Inc.*	5,328,650

		20,370,060

	Construction Services and Supplies — 2.8%
157,250	Chicago Bridge & Iron Company NV (the Netherlands)	9,504,190

	Consumer Goods and Services — 3.4%
64,000	Church & Dwight Company, Inc.	3,460,480
193,708	Fossil, Inc.*	8,131,862

		11,592,342

	Containers and Packaging — 3.0%
205,225	Owens-Illinois, Inc.* (8)	10,158,638

	Diversified Operations and Services — 2.8%
132,660	Textron, Inc.	9,458,658

	Education — 2.9%
98,900	Apollo Group, Inc. — Class A*	6,937,835
32,575	ITT Educational Services, Inc.*	2,777,670

		9,715,505

	Electronics — 1.3%
255,721	Gentex Corp.	4,544,162

	Energy Services — 5.1%
23,000	First Solar, Inc.*	6,144,220
122,095	McDermott International, Inc. (Panama)*	7,207,268
29,460	SunPower Corp. — Class A* (8)	3,841,289

		17,192,777

	Environmental Waste Management and Recycling Services — 2.1%
119,140	Stericycle, Inc.* (8)	7,076,916

	Food and Beverage — 3.3%
120,815	Molson Coors Brewing Company — Class B	6,236,470
84,000	Wm Wrigley Jr Company	4,918,200

		11,154,670

	Insurance — 1.5%
76,000	Assurant, Inc.	5,084,400

	Internet Services — 4.8%
101,000	Akamai Technologies, Inc.*	3,494,600
50,405	DealerTrack Holdings, Inc.*	1,687,055
160,000	Expedia, Inc.*	5,059,200
173,985	Juniper Networks, Inc.*	5,776,302

		16,017,157

	Machinery — 1.7%
88,000	Joy Global, Inc.	5,792,160

	Manufacturing — 4.2%
36,450	Precision Castparts Corp.	5,055,615
87,998	SPX Corp.	9,050,594

		14,106,209

	Medical Equipment, Supplies, and Services — 9.9%
72,000	Hologic, Inc.*	4,942,080
50,000	IDEXX Laboratories, Inc.*	2,931,500
22,700	Intuitive Surgical, Inc.* (8)	7,366,150
34,000	Invitrogen Corp.*	3,175,940
103,000	Varian Medical Systems, Inc.*	5,372,480
212,195	VCA Antech, Inc.*	9,385,385

		33,173,535

	Oil, Coal and Gas — 11.9%
212,400	Cameron International Corp.*	10,222,811
29,000	Diamond Offshore Drilling, Inc. (8)	4,118,000
143,460	Quicksilver Resources, Inc.* (8)	8,548,780
108,635	Range Resources Corp.	5,579,494
120,160	SandRidge Energy, Inc.* (8)	4,308,938

See notes to financial statements.

MID-CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Shares		Value

	Common Stocks (continued)
	Oil, Coal and Gas (continued)

125,190	Southwestern Energy Company*	$6,975,587

		39,753,610

	Pharmaceuticals/Research and Development — 4.5%
102,815	Allergan, Inc.	6,604,836
62,000	Express Scripts, Inc.*	4,526,000
263,000	Millennium Pharmaceuticals, Inc.*	3,939,740

		15,070,576

	Retail: Restaurants — 2.0%
45,195	Chipotle Mexican Grill, Inc. — Class A* (8)	6,646,829

	Scientific and Technical Instruments — 4.3%
62,980	Mettler-Toledo International, Inc.*	7,167,124
129,595	Thermo Fisher Scientific, Inc.*	7,475,040

		14,642,164

	Semiconductors — 0.9%
94,000	NVIDIA Corp.*	3,197,880

	Telecommunications Equipment and Services — 4.3%
184,501	American Tower Corp. — Class A*	7,859,742
92,760	Ciena Corp.* (8)	3,164,044
85,190	Crown Castle International Corp.*	3,543,904

		14,567,690

	Total Common Stocks (Cost $266,446,441)	334,055,401

Principal

	Securities Lending Collateral — 13.7%
$46,035,620	Securities Lending Collateral Investment (Note 4) (Cost $46,035,620)	46,035,620

	Total Securities (Cost $312,482,061)	380,091,021

	Repurchase Agreements—1.1%
3,822,912	With State Street Bank and Trust, dated 12/31/07, 3.80%, due 01/02/08, repurchase proceeds at maturity $3,823,719 (Collateralized by various Fannie Mae Adjustable Rate Mortgages, 4.32% - 4.35%, due 02/01/34, with a total value of $3,223,570 and Freddie Mac Adjustable Rate Mortgage, 4.09%, due 04/01/35, with a value of $677,710) (Cost $3,822,912)	3,822,912

	Total Investments — 113.9% (Cost $316,304,973)	383,913,933
	Liabilities less other assets — (13.9)%	(46,725,029)

	Net Assets — 100.0%	$337,188,904

The aggregate cost of securities for federal income tax purposes at December 31, 2007 is $316,338,672.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$72,725,165
Gross unrealized depreciation	(5,149,904)

Net unrealized appreciation	$67,575,261

See summary of footnotes and abbreviations to portfolios.

See notes to financial statements.

SMALL-CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS

December 31, 2007

Shares		Value

	Common Stocks — 98.0%
	Advertising — 1.2%
73,511	Getty Images, Inc.*	$2,131,819

	Agriculture — 0.1%
5,500	The Andersons, Inc. (8)	246,400

	Airlines — 0.3%
20,787	Alaska Air Group, Inc.* (8)	519,883

	Apparel: Manufacturing and Retail — 2.5%
32,975	Brown Shoe Company, Inc.	500,231
20,600	Hot Topic, Inc.*	119,892
85,496	Jos A Bank Clothiers, Inc.* (8)	2,432,361
80,123	K-Swiss, Inc. — Class A	1,450,226
5,900	The Warnaco Group, Inc.*	205,320

		4,708,030

	Automobile: Rental — 0.2%
12,981	Dollar Thrifty Automotive Group, Inc.*	307,390

	Automobile: Retail — 0.2%
27,963	Asbury Automotive Group, Inc.	420,843

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 4.0%
20,000	American Axle & Manufacturing Holdings, Inc.	372,400
50,732	BorgWarner, Inc.	2,455,936
16,100	Lear Corp.*	445,326
37,489	Monaco Coach Corp.	332,902
52,245	Oshkosh Truck Corp.	2,469,099
179,479	Spartan Motors, Inc. (8)	1,371,220

		7,446,883

	Banks and Financial Services — 12.4%
36,100	Advanta Corp. — Class B	291,327
157,553	Brookline Bancorp, Inc. (8)	1,600,738
82,303	Calamos Asset Management, Inc. — Class A	2,450,984
17,161	Cash America International, Inc.	554,300
31,600	Central Pacific Financial Corp.	583,336
113,572	Citizens Banking Corp. — Michigan (8)	1,647,930
8,572	City Bank (8)	192,184
7,000	CoBiz Financial, Inc.	104,090
109,882	Corus Bankshares, Inc. (8)	1,172,441
202,396	First Commonwealth Financial Corp. (8)	2,155,517
15,400	First Niagara Financial Group, Inc.	185,416
9,800	First State Bancorp	136,220
7,500	FirstMerit Corp.	150,075
31,011	Frontier Financial Corp. (8)	575,874
36,798	Integra Bank Corp.	519,220
44,936	Midwest Banc Holdings, Inc.	558,105
9,625	National Financial Partners Corp. (8)	438,996
31,200	National Penn Bancshares, Inc. (8)	472,368
20,600	Nelnet, Inc. — Class A	261,826
39,870	Sandy Spring Bancorp, Inc.	1,109,183
17,200	Sterling Financial Corp. — Spokane	288,788
155,771	SWS Group, Inc.	1,973,619
9,600	The South Financial Group, Inc.	150,048
19,082	UMB Financial Corp.	731,986
15,400	Waddell & Reed Financial, Inc. — Class A	555,786
92,025	Washington Federal, Inc.	1,942,648
19,912	West Coast Bancorp	368,372
68,539	Whitney Holding Corp.	1,792,295

		22,963,672

	Broadcast Services/Media — 1.2%
159,583	Journal Communications, Inc. — Class A	1,426,672
43,000	Lin TV Corp. — Class A*	523,310
37,200	Sinclair Broadcast Group, Inc. — Class A (8)	305,412

		2,255,394

	Business Services and Supplies — 0.6%
15,600	Deluxe Corp.	513,085
6,886	Heidrick & Struggles International, Inc.	255,539
59,019	Spherion Corp.*	429,658

		1,198,282

	Chemicals — 1.2%
17,857	Arch Chemicals, Inc.	656,245
6,800	Ferro Corp.	140,964
28,653	HB Fuller Company	643,260
10,194	Innospec, Inc.	174,929
3,600	Minerals Technologies, Inc.	241,020
21,562	Spartech Corp.	304,024
7,990	Zep, Inc.*	110,821

		2,271,263

	Commercial Services — 0.1%
10,200	TNS, Inc. (8)	181,050

	Computer Equipment, Software and Services — 5.1%
29,900	Agilysys, Inc.	452,088
10,700	Avid Technology, Inc.* (8)	303,238
4,113	Black Box Corp.	148,767
15,574	CACI International, Inc. — Class A*	697,248
177,214	Digi International, Inc.*	2,514,667
128,000	Extreme Networks, Inc.*	453,120
20,909	Manhattan Associates, Inc.*	551,161
68,255	MTS Systems Corp.	2,912,441
12,000	Schawk, Inc.	186,240
12,028	SRA International, Inc. — Class A*	354,225
32,193	Sybase, Inc.*	839,915

		9,413,110

See notes to financial statements.

SMALL-CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Shares		Value

	Common Stocks (continued)

	Construction Services and Supplies — 2.3%
11,700	Comfort System USA, Inc.	$149,526
46,572	Granite Construction, Inc.	1,684,975
18,300	NCI Building Systems, Inc.* (8)	526,857
7,600	Perini Corp.*	314,792
53,242	Universal Forest Products, Inc. (8)	1,568,509

		4,244,659

	Consumer Goods and Services — 2.1%
7,100	Chattem, Inc.* (8)	536,334
4,600	CSS Industries, Inc.	168,820
133,786	Helen of Troy, Ltd. (Bermuda)*	2,293,092
2,800	Inter Parfums, Inc.	50,316
19,300	Libbey, Inc. (8)	305,712
22,025	Regis Corp.	615,819

		3,970,093

	Containers and Packaging — 0.4%
13,711	Silgan Holdings, Inc.	712,149

	Diversified Operations and Services — 1.7%
10,917	Chemed Corp.	610,042
62,406	ESCO Technologies, Inc.* (8)	2,492,496

		3,102,538

	Electronics — 1.0%
17,069	CTS Corp.	169,495
36,672	Methode Electronics, Inc.	602,888
17,251	Plexus Corp.*	453,011
23,316	Technitrol, Inc.	666,371

		1,891,765

	Engineering — 0.4%
28,700	EMCOR Group, Inc.*	678,181

	Environmental Waste Management and Recycling Services — 0.1%
11,300	Casella Waste Systems, Inc.*	147,352

	Equipment Rental and Leasing — 0.2%
20,156	Rent-A-Center, Inc.*	292,665

	Food and Beverage — 0.7%
12,000	Performance Food Group Company*	322,440
10,389	Ralcorp Holdings, Inc.*	631,547
7,300	The Boston Beer Company, Inc. — Class A*	274,845

		1,228,832

	Funeral Services — 1.7%
227,182	Service Corp. International	3,191,907

	Insurance — 6.1%
48,100	American Equity Investment Life Holding Company (8)	398,749
14,814	American Physicians Capital, Inc.	614,188
24,737	Aspen Insurance Holdings, Ltd. (Bermuda)	713,415
3,300	Assured Guaranty, Ltd. (Bermuda)	87,582
27,231	CNA Surety Corp.*	538,901
20,431	Delphi Financial Group, Inc. — Class A	720,807
16,959	FBL Financial Group, Inc. — Class A	585,594
20,809	Max Capital Group, Ltd. (Bermuda)	582,444
50,779	Meadowbrook Insurance Group, Inc.*	477,830
34,211	Montpelier Re Holdings, Ltd. (Bermuda) (8)	581,929
13,500	Odyssey Re Holdings Corp.	495,585
18,337	Platinum Underwriters Holdings, Ltd. (Bermuda)	652,064
3,490	RLI Corp.	198,197
70,140	The Commerce Group, Inc.	2,523,638
29,566	The Phoenix Companies, Inc.	350,948
16,747	United America Indemnity, Ltd. — Class A (Cayman Islands)*	333,600
21,500	United Fire & Casualty Company	625,435
18,939	Zenith National Insurance Corp.	847,142

		11,328,048

	Internet Services — 0.5%
77,679	S1 Corp.*	567,057
19,645	Vignette Corp.*	287,013

		854,070

	Leisure and Recreation — 0.9%
102,807	The Marcus Corp.	1,588,368

	Machinery — 2.3%
108,685	Applied Industrial Technologies, Inc.	3,154,038
4,500	Regal-Beloit Corp.	202,275
2,600	Robbins & Myers, Inc.	196,638
22,692	Sauer-Danfoss, Inc.	568,435
6,200	Tecumseh Products Company — Class A*	145,142

		4,266,528

	Manufacturing — 4.4%
15,980	Acuity Brands, Inc.	719,100
19,068	AO Smith Corp.	668,333
12,700	Blount International, Inc.*	156,337
51,049	CIRCOR International, Inc.	2,366,632
16,100	Encore Wire Corp.	256,312
11,727	EnPro Industries, Inc.*	359,433
33,871	Gibraltar Industries, Inc.	522,291
35,621	GrafTech International, Ltd.*	632,273
83,249	Watts Water Technologies, Inc. (8)	2,480,819

		8,161,530

See notes to financial statements.

SMALL-CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Shares		Value

	Common Stocks (continued)

	Medical Equipment, Supplies, and Services — 4.9%
11,400	Amedisys, Inc.* (8)	$553,128
18,423	AMERIGROUP Corp.*	671,518
16,900	Cross Country Healthcare, Inc.*	240,656
12,600	Invacare Corp.	317,520
2,800	Inverness Medical Innovations, Inc.* (8)	157,304
11,858	Landauer, Inc.	614,837
56,857	Magellan Health Services, Inc.*	2,651,243
7,408	MedCath Corp.*	181,940
58,764	Owens & Minor, Inc.	2,493,357
93,501	Syneron Medical, Ltd. (Israel)* (8)	1,250,108

		9,131,611

	Metals and Mining — 0.2%
1,900	AMCOL International Corp.	68,457
8,200	Mueller Industries, Inc.	237,718

		306,175

	Office Equipment, Supplies, and Services — 0.2%
26,700	IKON Office Solutions, Inc.	347,634

	Oil, Coal and Gas — 8.9%
22,200	Allis-Chalmers Energy, Inc.* (8)	327,450
6,225	Dawson Geophysical Company*	444,839
4,900	Exterran Holdings, Inc.*	400,820
61,760	Frontier Oil Corp.	2,506,221
41,600	Grey Wolf, Inc.*	221,728
17,735	Gulf Island Fabrication, Inc.	562,377
18,411	Headwaters, Inc.* (8)	216,145
41,269	Holly Corp.	2,100,179
61,056	National Fuel Gas Company	2,850,094
37,300	Newpark Resources, Inc.*	203,285
19,190	Oil States International, Inc.* (8)	654,763
29,680	Parker Drilling Company*	224,084
63,653	Penn Virginia Corp.	2,777,180
9,000	Swift Energy Company*	396,990
7,000	T-3 Energy Services, Inc.*	329,070
79,043	World Fuel Services Corp.	2,294,618

		16,509,843

	Paper and Forest Products — 0.4%
34,163	Buckeye Technologies, Inc.*	427,037
14,282	Rock-Tenn Company — Class A	362,906

		789,943

	Pharmaceuticals/Research and Development — 5.2%
92,074	Exponent, Inc.*	2,489,681
162,208	Mannatech, Inc. (8)	1,025,155
22,700	Martek Biosciences Corp.* (8)	671,466
80,087	Perrigo Company	2,803,845
60,474	West Pharmaceutical Services, Inc.	2,454,640
44,400	XOMA, Ltd. (Bermuda)*	150,516

		9,595,303

	Printing and Publishing — 0.2%
16,800	Bowne & Company, Inc.	295,680

	Real Estate Investment Trusts — 8.5%
58,298	Ashford Hospitality Trust	419,163
50,600	CapLease, Inc. (8)	426,052
12,400	Cedar Shopping Centers, Inc.	126,852
11,524	Entertainment Properties Trust	541,628
7,200	Extra Space Storage, Inc.	102,888
12,522	First Industrial Realty Trust, Inc. (8)	433,261
19,800	First Potomac Realty Trust	342,342
68,966	Getty Realty Corp.	1,840,013
85,303	Healthcare Realty Trust, Inc. (8)	2,165,843
48,303	Hersha Hospitality Trust	458,879
60,366	Investors Real Estate Trust (8)	541,483
14,947	LaSalle Hotel Properties (8)	476,809
9,800	Lexington Realty Trust	142,492
9,400	MFA Mortgage Investments, Inc. (8)	86,950
90,239	National Retail Properties, Inc. (8)	2,109,788
22,000	Pennsylvania Real Estate Investment Trust	652,960
23,100	Ramco-Gershenson Properties Trust	493,647
48,835	Rayonier, Inc. (8)	2,306,965
5,844	Realty Income Corp. (8)	157,905
37,196	Sovran Self Storage, Inc.	1,491,560
27,873	Sunstone Hotel Investors, Inc. (8)	509,797

		15,827,277

	Retail — 3.8%
155,500	Blockbuster, Inc. — Class A* (8)	606,450
23,100	Borders Group, Inc.	246,015
24,539	Casey’s General Stores, Inc.	726,600
167,712	EZCORP, Inc. — Class A*	1,893,468
19,100	Gaiam, Inc.* (8)	566,888
10,938	Jo-Ann Stores, Inc.*	143,069
98,897	The Pantry, Inc.* (8)	2,584,179
37,900	West Marine, Inc.*	340,342

		7,107,011

	Retail: Restaurants — 0.6%
15,123	AFC Enterprises, Inc.*	171,192
7,200	IHOP Corp.	263,376
15,086	Jack in the Box, Inc.*	388,767
16,100	Landry’s Restaurants, Inc. (8)	317,170

		1,140,505

See notes to financial statements.

SMALL-CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Shares		Value

	Common Stocks (continued)

	Retail: Supermarkets — 1.3%
8,600	Spartan Stores, Inc.	$196,510
55,289	Weis Markets, Inc.	2,208,243

		2,404,753

	Rubber Products — 0.0%
3,100	Cooper Tire & Rubber Company	51,398

	Scientific and Technical Instruments — 0.3%
7,162	Varian, Inc.*	467,679

	Semiconductors — 1.4%
191,855	Conexant Systems, Inc.*	159,240
126,628	OmniVision Technologies, Inc.* (8)	1,981,728
55,596	PMC-Sierra, Inc.*	363,598

		2,504,566

	Telecommunications Equipment and Services — 1.8%
38,223	Alaska Communications Systems Group, Inc.	573,345
2,010	Anixter International, Inc.*	125,163
73,000	Cincinnati Bell, Inc.*	346,750
13,050	General Communication, Inc. — Class A*	114,188
19,300	Knology, Inc.*	246,654
33,700	Powerwave Technologies, Inc.* (8)	135,811
45,060	Premiere Global Services, Inc.*	669,140
37,600	RF Micro Devices, Inc.* (8)	214,696
7,100	Shenandoah Telecommunications Company	170,258
13,131	Superior Essex, Inc.*	315,144
12,000	SureWest Communications	205,200
10,900	Time Warner Telecom, Inc. — Class A*	221,161

		3,337,510

	Transportation — 2.4%
84,101	Arkansas Best Corp. (8)	1,845,176
11,955	Pacer International, Inc.	174,543
44,252	Tidewater, Inc.	2,427,665

		4,447,384

	Utilities — 4.0%
59,522	American States Water Company	2,242,789
27,471	El Paso Electric Company*	702,433
13,559	Nicor, Inc. (8)	574,224
12,300	PNM Resources, Inc.	263,835
7,900	The Empire District Electric Company	179,962
68,289	UIL Holdings Corp.	2,523,278
19,091	Unisource Energy Corp.	602,321
10,674	Westar Energy, Inc.	276,884

		7,365,726

	Total Common Stocks (Cost $199,794,760)	181,352,702

Principal

	Securities Lending Collateral — 22.6%
$41,860,487	Securities Lending Collateral Investment (Note 4) (Cost $41,860,487)	41,860,487

	Total Securities (Cost $241,655,247)	223,213,189

	Repurchase Agreements — 1.9%
3,558,021	With State Street Bank and Trust, dated 12/31/07, 3.80%, due 01/02/08, repurchase proceeds at maturity $3,558,772 (Collateralized by various Freddie Mac Adjustable Rate Mortgages, 4.09%-5.52%, due 04/01/35-04/01/36, with a total value of $3,630,678) (Cost $3,558,021)	3,558,021

	Total Investments — 122.5% (Cost $245,213,268)	226,771,210
	Liabilities less other assets — (22.5)%	(41,634,605)

	Net Assets — 100.0%	$185,136,605

The aggregate cost of securities for federal income tax purposes at December 31, 2007 is $245,802,478.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$11,389,647
Gross unrealized depreciation	(30,420,915)

Net unrealized depreciation	$(19,031,268)

See summary of footnotes and abbreviations to portfolios.

See notes to financial statements.

SPECIAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS

December 31, 2007

Shares		Value

	Common Stocks — 97.0%
	Aerospace and Defense — 1.2%
78,820	Aerovironment, Inc.* (8)	$1,907,444
61,090	BE Aerospace, Inc.*	3,231,661
50,970	HEICO Corp. (8)	2,776,846
125,870	Orbital Sciences Corp.*	3,086,332

		11,002,283

	Agriculture — 0.7%
59,000	CF Industries Holdings, Inc.	6,493,540

	Airlines — 0.9%
329,920	AirTran Holdings, Inc.*	2,362,227
5,100	Alaska Air Group, Inc.*	127,551
102,880	Allegiant Travel Company*	3,306,563
8,000	Continental Airlines, Inc. — Class B*	178,000
147,000	Pinnacle Airlines Corp.* (8)	2,241,750

		8,216,091

	Apparel: Manufacturing and Retail — 3.8%
93,600	Aeropostale, Inc.*	2,480,400
1,500	Cherokee, Inc.	48,405
4,850	Columbia Sportswear Company (8)	213,837
151,900	Crocs, Inc.* (8)	5,591,439
6,350	Deckers Outdoor Corp.*	984,631
20,000	Guess?, Inc.	757,800
98,930	Iconix Brand Group, Inc.*	1,944,964
21,700	J Crew Group, Inc.*	1,046,157
52,423	Jos A Bank Clothiers, Inc.* (8)	1,491,434
23,100	Lululemon Athletica, Inc. (Canada)* (8)	1,094,247
36,500	Phillips-Van Heusen Corp.	1,345,390
467,250	Quiksilver, Inc.*	4,009,005
403,858	Stage Stores, Inc.	5,977,098
288,841	The Cato Corp. — Class A	4,523,250
6,600	The Warnaco Group, Inc.*	229,680
52,200	Urban Outfitters, Inc.*	1,422,972
62,940	Volcom, Inc.* (8)	1,386,568
62,600	Wolverine World Wide, Inc.	1,534,952

		36,082,229

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 1.3%
84,600	Aftermarket Technology Corp.*	2,306,196
88,270	Amerigon, Inc.*	1,866,028
22,100	Hayes Lemmerz International, Inc.*	100,997
54,600	Lear Corp.*	1,510,236
162,195	Modine Manufacturing Company	2,677,839
144,700	Monaco Coach Corp.	1,284,936
11,600	Oshkosh Truck Corp.	548,216
35,700	Polaris Industries, Inc. (8)	1,705,389
53,300	Standard Motor Products, Inc.	434,928
24,700	Wabash National Corp.	189,943

		12,624,708

	Banks and Financial Services — 9.5%
24,700	1st Source Corp.	427,557
46,880	Affiliated Managers Group, Inc.* (8)	5,506,524
4,500	AMCORE Financial, Inc.	102,150
20,100	Ameris Bancorp	338,685
3,296	Arrow Financial Corp.	70,831
230,210	Asset Acceptance Capital Corp. (8)	2,396,486
118,547	ASTA Funding, Inc. (8)	3,134,383
19,800	BancFirst Corp.	848,430
14,900	Banco Latinoamericano de Exportaciones, SA, Class E (Panama)	243,019
11,400	Bank of Granite Corp.	120,498
5,100	BankFinancial Corp.	80,682
8,800	Camden National Corp.	249,920
3,421	Capital Corp of the West	66,470
2,700	Capital Southwest Corp. (8)	319,680
109,522	Cardtronics, Inc.* (8)	1,107,267
11,100	Centennial Bank Holdings, Inc.*	64,158
8,800	Center Financial Corp.	108,416
88,700	Central Pacific Financial Corp.	1,637,402
3,000	Chemical Financial Corp.	71,370
31,916	City Bank (8)	715,557
22,500	City Holding Company	761,400
5,200	City National Corp.	309,660
11,500	Columbia Banking System, Inc.	341,895
2,616	Community Bancorp* (8)	45,440
85,300	Community Bank System, Inc.	1,694,911
23,600	Community Trust Bancorp, Inc.	649,708
90,500	Corus Bankshares, Inc. (8)	965,635
95,232	Credit Acceptance Corp.* (8)	1,968,445
56,700	Dime Community Bancshares	724,059
23,200	East West Bancorp, Inc.	562,136
41,300	Federated Investors, Inc. — Class B	1,699,908
113,182	Financial Federal Corp. (8)	2,522,827
5,400	Financial Institutions, Inc.	96,228
17,000	First BanCorp — Puerto Rico	123,930
5,750	First Citizens Bancshares, Inc. — Class A	838,638

See notes to financial statements.

SPECIAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Shares		Value

	Common Stocks (continued)
	Banks and Financial Services (continued)

37,000	First Commonwealth Financial Corp. (8)	$394,050
4,127	First Community Bancshares, Inc.	131,610
97,100	First Financial Bancorp (8)	1,106,940
31,500	First Financial Bankshares, Inc. (8)	1,185,975
7,954	First Financial Corp. (8)	225,416
13,400	First Financial Holdings, Inc.	367,428
3,200	First Merchants Corp.	69,888
53,195	First Midwest Bancorp, Inc. (8)	1,627,767
65,700	First Niagara Financial Group, Inc.	791,028
8,354	First Place Financial Corp.	116,872
2,213	First Regional Bancorp*	41,804
96,200	Fortress Investment Group LLC — Class A (8)	1,498,796
78,600	Frontier Financial Corp. (8)	1,459,602
38,600	GAMCO Investors, Inc. — Class A	2,673,050
6,100	GFI Group, Inc.*	583,892
13,200	Glacier Bancorp, Inc. (8)	247,368
11,400	Great Southern Bancorp, Inc. (8)	250,344
2,300	Green Bankshares, Inc. (8)	44,160
69,500	Greenhill & Company, Inc. (8)	4,620,360
39,900	Hancock Holding Company	1,524,180
5,432	Hercules Technology Growth Capital, Inc. (8)	67,465
4,900	Heritage Commerce Corp.	90,111
20,500	Home Bancshares, Inc. (8)	429,885
24,900	Horizon Financial Corp.	434,256
8,600	Imperial Capital Bancorp, Inc.	157,380
27,900	Independent Bank Corp. — Massachusetts	759,438
13,000	Independent Bank Corp. — Michigan	123,500
22,700	Integra Bank Corp.	320,297
130,206	International Bancshares Corp.	2,726,514
46,020	Investment Technology Group, Inc.*	2,190,092
102,700	Jefferies Group, Inc.	2,367,235
21,525	Lakeland Bancorp, Inc.	249,475
12,900	Lakeland Financial Corp.	269,610
65,960	MarketAxess Holdings, Inc.*	846,267
78,331	MB Financial, Inc. (8)	2,414,945
7,200	Morningstar, Inc.*	559,800
4,630	Nara Bancorp, Inc.	54,032
24,400	Nasdaq Stock Market, Inc.*	1,207,556
4,700	NBT Bancorp, Inc.	107,254
198,519	NewAlliance Bancshares, Inc. (8)	2,286,939
75,100	Och-Ziff Capital Management Group — Class A* (8)	1,973,628
62,000	Ocwen Financial Corp.*	343,480
11,200	Old National Bancorp	167,552
4,127	Omega Financial Corp.	120,756
50,870	optionsXpress Holdings, Inc.	1,720,423
26,600	Oritani Financial Corp.* (8)	327,180
3,000	Park National Corp. (8)	193,500
21,700	Patriot Capital Funding, Inc.	218,953
6,542	People’s Bancorp, Inc.	162,830
38,700	Piper Jaffray Companies, Inc.*	1,792,584
13,700	Preferred Bank — Los Angeles, California	356,474
7,000	Provident Bankshares Corp.	149,730
21,400	Renasant Corp.	461,598
3,300	Royal Bancshares of Pennsylvania, Inc. — Class A	36,300
31,900	S&T Bancorp, Inc. (8)	881,716
5,400	Sandy Spring Bancorp, Inc.	150,228
6,700	Santander BanCorp — Puerto Rico (8)	58,022
10,210	SCBT Financial Corp.	323,351
12,400	Simmons First National Corp. — Class A	328,600
10,500	Sterling Bancshares, Inc. — Texas	117,180
11,400	Sterling Financial Corp. — Spokane	191,406
18,700	Suffolk Bancorp (8)	574,277
7,500	Sun Bancorp, Inc. — New Jersey*	118,350
10,600	SWS Group, Inc.	134,302
13,500	SY Bancorp, Inc. (8)	323,190
8,732	Taylor Capital Group, Inc.	178,133
140,800	The Blackstone Group, LP (8)	3,115,904
32,200	Thomas Weisel Partners Group, Inc.* (8)	442,106
11,541	TrustCo Bank Corp. NY (8)	114,487
80,400	Trustmark Corp. (8)	2,038,944
1,500	UMB Financial Corp.	57,540
15,900	Union Bankshares Corp.	336,126
44,800	United Bankshares, Inc. (8)	1,255,296
5,032	United Community Banks, Inc. — Georgia (8)	79,506
3,600	Univest Corp. of Pennsylvania (8)	75,996
9,400	Waddell & Reed Financial, Inc. — Class A	339,246

See notes to financial statements.

SPECIAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Shares		Value

	Common Stocks (continued)
	Banks and Financial Services (continued)

8,100	Washington Federal, Inc.	$170,991
15,500	Washington Trust Bancorp, Inc.	391,065
3,800	Webster Financial Corp.	121,486
14,100	WesBanco, Inc.	290,460
5,838	West Bancorp	76,128
14,900	West Coast Bancorp	275,650
52,226	Westamerica Bancorp (8)	2,326,668
18,400	WSFS Financial Corp.	923,680

		91,371,908

	Broadcast Services/Media — 0.8%
58,800	China Digital TV Holding Company, Ltd. (ADR) (China)* (8)	1,586,424
130,330	DG Fastchannel, Inc.*	3,341,661
126,600	Emmis Communications Corp. — Class A* (8)	487,410
19,500	Entercom Communications Corp.	266,955
120,600	Martha Stewart Living Omnimedia, Inc. — Class A* (8)	1,117,962
59,400	Sinclair Broadcast Group, Inc. — Class A (8)	487,674

		7,288,086

	Business Services and Supplies — 3.2%
11,900	Answerthink, Inc.*	57,596
37,300	Arbitron, Inc. (8)	1,550,561
14,700	CBIZ, Inc.*	144,207
218,700	CSG Systems International, Inc.*	3,219,264
132,100	Deluxe Corp.	4,344,769
58,100	Diamond Management & Technology Consultants, Inc.	422,387
72,800	Fair Isaac Corp.	2,340,520
44,500	FirstService Corp. (Canada)*	1,358,585
12,400	Forrester Research, Inc.*	347,448
5,100	Global Payments, Inc.	237,252
29,500	Heidrick & Struggles International, Inc.	1,094,745
148,568	MAXIMUS, Inc.	5,736,210
31,080	Portfolio Recovery Associates, Inc. (8)	1,232,944
126,800	Spherion Corp.*	923,104
151,200	TrueBlue, Inc.*	2,189,376
127,025	UniFirst Corp.	4,826,950

		30,025,918

	Chemicals — 2.5%
6,200	Calgon Carbon Corp.* (8)	98,518
66,967	Compass Minerals International, Inc.	2,745,647
80,200	Innospec, Inc.	1,376,232
75,600	Metabolix, Inc.*	1,799,280
2,300	Minerals Technologies, Inc.	153,985
68,600	OM Group, Inc.*	3,947,244
24,400	Spartech Corp.	344,040
125,600	Terra Industries, Inc.* (8)	5,998,655
128,500	Tetra Tech, Inc.*	2,762,750
79,100	US BioEnergy Corp.* (8)	926,261
159,864	Zep, Inc.*	2,217,314
33,350	Zoltek Companies, Inc.* (8)	1,429,715

		23,799,641

	Commercial Services — 0.5%
38,030	HMS Holdings Corp.*	1,262,976
3,200	Pre-Paid Legal Services, Inc.*	177,120
10,800	Standard Parking Corp.*	523,692
42,530	Team, Inc.*	1,555,748
35,000	TNS, Inc. (8)	621,250
14,400	Viad Corp.	454,752

		4,595,538

	Computer Equipment, Software and Services — 6.4%
77,800	Activision, Inc.*	2,310,660
48,690	Actuate Corp.*	378,321
35,900	Adaptec, Inc.*	121,342
43,320	Advent Software, Inc.* (8)	2,343,612
14,500	Ansoft Corp.*	374,825
20,400	Aruba Networks, Inc.* (8)	304,164
161,900	AsiaInfo Holdings, Inc.*	1,780,900
30,200	Aspen Technology, Inc.*	489,844
91,300	Avocent Corp.*	2,128,203
37,700	CIBER, Inc.*	230,347
58,800	CommVault Systems, Inc.*	1,245,384
79,200	COMSYS IT Partners, Inc.*	1,249,776
25,020	Concur Technologies, Inc.*	905,974
10,500	Double-Take Software, Inc.*	228,060
97,962	Electronics For Imaging, Inc.*	2,202,186
33,600	Extreme Networks, Inc.*	118,944
17,350	FactSet Research Systems, Inc.	966,395
117,960	FalconStor Software, Inc.*	1,328,230
64,940	Hutchinson Technology, Inc.*	1,709,221
32,000	Immersion Corp.*	414,400
2,300	Interactive Intelligence, Inc.*	60,605
11,300	Jack Henry & Associates, Inc.	275,042
5,600	JDA Software Group, Inc.*	114,576
17,577	L-1 Identity Solutions, Inc.*	315,507

See notes to financial statements.

SPECIAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Shares		Value

	Common Stocks (continued)
	Computer Equipment, Software and Services (continued)

31,250	Longtop Financial Technologies, Ltd. (ADR) (China)* (8)	$740,000
192,560	Magma Design Automation, Inc.*	2,351,158
28,600	Manhattan Associates, Inc.*	753,896
29,600	MedAssets, Inc.*	708,624
4,600	MicroStrategy, Inc. — Class A*	437,460
41,500	MTS Systems Corp.	1,770,805
105,080	Nuance Communications, Inc.* (8)	1,962,894
103,150	PROS Holdings, Inc.*	2,023,803
349,600	Red Hat, Inc.*	7,285,665
126,210	Riverbed Technology, Inc.*	3,374,855
2,600	Sigma Designs, Inc.*	143,520
2,300	Solera Holdings, Inc.*	56,994
155,200	Sybase, Inc.* (8)	4,049,168
110,100	Sykes Enterprises, Inc.*	1,981,800
38,100	Synaptics, Inc.*	1,568,196
179,730	THQ, Inc.*	5,066,589
358,700	Wind River Systems, Inc.*	3,203,191
142,357	Xyratex, Ltd. (Bermuda)*	2,249,241

		61,324,377

	Construction Services and Supplies — 0.7%
6,100	ABM Industries, Inc.	124,379
5,900	Matrix Service Company*	128,738
60,800	Perini Corp.*	2,518,336
88,499	Simpson Manufacturing Company, Inc. (8)	2,353,188
46,300	Sterling Construction Company, Inc.*	1,010,266
2,900	Thor Industries, Inc. (8)	110,229

		6,245,136

	Consumer Goods and Services — 2.7%
50,600	Alberto-Culver Company	1,241,724
28,900	Alliance One International, Inc.*	117,623
123,900	American Greetings Corp. — Class A	2,515,170
102,990	Bare Escentuals, Inc.* (8)	2,497,508
142,400	Blyth, Inc.	3,124,256
182,928	Helen of Troy, Ltd. (Bermuda)*	3,135,386
79,302	Herbalife, Ltd. (Cayman Islands)	3,194,285
3,800	Hooker Furniture Corp.	76,380
126,830	Nutri/System, Inc.* (8)	3,421,873
47,500	Prestige Brands Holdings, Inc.*	355,300
86,455	Rollins, Inc.	1,659,936
146,260	Tempur-Pedic International, Inc. (8)	3,798,372
2,400	WD-40 Company	91,128

		25,228,941

	Distribution — 1.0%
80,536	United Stationers, Inc.*	3,721,569
104,093	Universal Corp.	5,331,643

		9,053,212

	Diversified Operations and Services — 0.4%
2,000	Chemed Corp.	111,760
93,064	ESCO Technologies, Inc.* (8)	3,716,976
4,100	Standex International Corp.	71,545

		3,900,281

	Education — 0.5%
29,675	American Public Education, Inc.*	1,239,822
56,660	DeVry, Inc.	2,944,053
1,000	Strayer Education, Inc.	170,580

		4,354,455

	Electrical Equipment — 0.2%
34,300	Greatbatch, Inc.*	685,657
72,700	Universal Display Corp.* (8)	1,502,709

		2,188,366

	Electronics — 2.5%
178,806	Belden CDT, Inc. (8)	7,956,866
36,500	Cubic Corp.	1,430,800
418,750	Flextronics International, Ltd. (Singapore)*	5,050,125
2,300	Littelfuse, Inc.*	75,808
156,100	Methode Electronics, Inc.	2,566,284
166,500	Micrel, Inc.	1,406,925
277,358	Nam Tai Electronics, Inc. (British Virgin Islands)	3,125,825
36,500	Park Electrochemical Corp.	1,030,760
2,300	Plexus Corp.*	60,398
16,000	Stoneridge, Inc.*	128,640
6,550	Synopsys, Inc.*	169,842
18,000	Technitrol, Inc.	514,440

		23,516,713

	Engineering — 0.2%
99,400	EMCOR Group, Inc.*	2,348,822

	Environmental Waste Management and Recycling Services — 0.4%
103,570	Darling International, Inc.*	1,197,269
20,900	EnergySolutions*	564,091

See notes to financial statements.

SPECIAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Shares		Value

	Common Stocks (continued)
	Environmental Waste Management and Recycling Services (continued)

26,300	Waste Connections, Inc.*	$812,670
23,100	Waste Industries USA, Inc.	838,530

		3,412,560

	Food and Beverage — 0.8%
2,415	Coca-Cola Bottling Company Consolidated	142,195
3,623	Farmer Brothers Company	83,293
4,700	Fresh Del Monte Produce, Inc. (Cayman Islands)*	157,826
47,800	Imperial Sugar Company (8)	897,206
135,400	Lance, Inc.	2,764,867
9,600	McCormick & Company, Inc.	363,936
61,500	Nash Finch Company (8)	2,169,720
101,490	SunOpta, Inc. (Canada)* (8)	1,354,892
1,500	The Boston Beer Company, Inc. — Class A*	56,475

		7,990,410

	Funeral Services — 0.0%
26,700	Stewart Enterprises, Inc. — Class A	237,630

	Insurance — 4.7%
23,600	Allied World Assurance Holdings, Ltd. (Bermuda)	1,184,012
32,900	American Equity Investment Life Holding Company (8)	272,741
25,900	American Physicians Capital, Inc.	1,073,814
5,600	Amerisafe, Inc.*	86,856
210,460	AmTrust Financial Services, Inc. (8)	2,898,034
70,000	Aspen Insurance Holdings, Ltd. (Bermuda)	2,018,800
194,066	Assured Guaranty, Ltd. (Bermuda)	5,150,512
134,587	Delphi Financial Group, Inc. — Class A	4,748,229
33,160	eHealth, Inc.*	1,064,768
8,300	EMC Insurance Group, Inc.	196,461
37,800	Endurance Specialty Holdings, Ltd. (Bermuda)	1,577,394
9,900	FBL Financial Group, Inc. — Class A	341,847
7,500	FPIC Insurance Group, Inc.*	322,350
21,000	Horace Mann Educators Corp. (8)	397,740
71,428	IPC Holdings, Ltd. (Bermuda)	2,062,126
97,600	Montpelier Re Holdings, Ltd. (Bermuda) (8)	1,660,176
750	National Western Life Insurance Company — Class A	155,528
55,000	Odyssey Re Holdings Corp.	2,019,050
12,900	PartnerRe, Ltd. (Bermuda) (8)	1,064,637
143,622	Platinum Underwriters Holdings, Ltd. (Bermuda)	5,107,198
33,800	Presidential Life Corp.	591,838
50,800	RAM Holdings, Ltd. (Bermuda)*	250,952
33,400	Safety Insurance Group, Inc.	1,223,108
77,600	The Phoenix Companies, Inc.	921,112
183,651	Universal American Financial Corp.*	4,699,629
85,100	Zenith National Insurance Corp.	3,806,523

		44,895,435

	Internet Services — 4.6%
64,860	Aladdin Knowledge Systems, Ltd. (Israel)*	1,694,792
4,800	Blue Coat Systems, Inc.*	157,776
44,500	Blue Nile, Inc.* (8)	3,028,670
38,900	Cogent Communications Group, Inc.* (8)	922,319
214,420	CyberSource Corp.*	3,810,244
18,700	Dice Holdings, Inc.*	149,413
65,090	Digital River, Inc.*	2,152,526
25,174	Equinix, Inc.* (8)	2,544,336
53,900	eResearchTechnology, Inc.*	637,098
76,100	Giant Interactive Group, Inc. (ADR) (China)* (8)	987,778
9,300	Greenfield Online, Inc.*	135,873
7,400	i2 Technologies, Inc.* (8)	93,240
8,800	Imergent, Inc.	93,192
182,354	Internet Brands, Inc. — Class A* (8)	1,281,949
148,900	j2 Global Communications, Inc.*	3,152,213
60,500	Keynote Systems, Inc.*	850,025
7,700	Mercadolibre, Inc.* (8)	568,876
351,050	NaviSite, Inc.*	1,776,313
15,500	NIC, Inc.	130,820
24,900	Priceline.com, Inc.* (8)	2,860,014
152,800	S1 Corp.*	1,115,440
55,920	Shutterfly, Inc.* (8)	1,432,670
11,800	Sohu.com, Inc. (China)* (8)	643,336
177,900	SonicWALL, Inc.*	1,907,088
10,500	Syntel, Inc. (8)	404,460
122,330	The TriZetto Group, Inc.* (8)	2,124,872
153,470	TheStreet.com, Inc.	2,443,242
18,700	TIBCO Software, Inc.*	150,909

See notes to financial statements.

SPECIAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Shares		Value

	Common Stocks (continued)
	Internet Services (continued)

263,700	United Online, Inc.	$3,116,934
69,320	ValueClick, Inc.*	1,518,108
122,600	Vignette Corp.*	1,791,186

		43,675,712

	Leisure and Recreation — 1.0%
7,400	Dover Downs Gaming & Entertainment, Inc.	83,250
59,470	Home Inns & Hotels Management, Inc. (ADR) (Cayman Islands)* (8)	2,119,511
35,310	Life Time Fitness, Inc.* (8)	1,754,201
60,400	Monarch Casino & Resort, Inc.*	1,454,432
114,920	Scientific Games Corp. — Class A* (8)	3,821,090

		9,232,484

	Machinery — 0.6%
3,500	Applied Industrial Technologies, Inc.	101,570
18,670	Bucyrus International, Inc. — Class A	1,855,611
21,400	Cascade Corp.	994,244
5,700	Chart Industries, Inc.*	176,130
7,900	Columbus McKinnon Corp.*	257,698
30,800	Gardner Denver, Inc.*	1,016,400
1,600	Key Technology, Inc.*	55,200
7,400	Middleby Corp.* (8)	566,988
11,900	Robbins & Myers, Inc.	899,997
6,300	Tecumseh Products Company — Class A*	147,483

		6,071,321

	Manufacturing — 3.8%
121,929	Acuity Brands, Inc.	5,486,804
3,900	Advanced Energy Industries, Inc.*	51,012
75,819	Albany International Corp. — Class A	2,812,885
14,900	American Woodmark Corp. (8)	270,882
64,504	AptarGroup, Inc.	2,638,859
39,500	Blount International, Inc.*	486,245
239,239	Carlisle Companies, Inc.	8,859,019
1,710	CIRCOR International, Inc.	79,276
188,730	Deswell Industries, Inc. (British Virgin Islands)	1,141,817
43,600	EnPro Industries, Inc.*	1,336,340
2,600	FLIR Systems, Inc.*	81,380
9,600	Freightcar America, Inc.	336,000
169,900	GrafTech International, Ltd.*	3,015,725
45,700	Kaydon Corp. (8)	2,492,478
106,926	Matthews International Corp. — Class A (8)	5,011,622
158,700	Sturm, Ruger & Company, Inc.* (8)	1,314,036
15,800	Tredegar Corp.	254,064

		35,668,444

	Medical Equipment, Supplies, and Services — 6.1%
10,000	Alliance Imaging, Inc.*	96,200
136,036	AmSurg Corp.*	3,681,134
158,300	Apria Healthcare Group, Inc.*	3,414,531
3,200	ArthroCare Corp.* (8)	153,760
4,400	Beckman Coulter, Inc.	320,320
2,600	Bio-Rad Laboratories, Inc. — Class A*	269,412
26,300	Bruker BioSciences Corp.*	349,790
186,190	Centene Corp.*	5,109,054
6,800	CONMED Corp.*	157,148
95,205	CorVel Corp.*	2,191,619
36,600	Haemonetics Corp.* (8)	2,306,532
53,130	Healthways, Inc.* (8)	3,104,917
11,300	ICU Medical, Inc.*	406,913
36,700	Illumina, Inc.*	2,174,842
10,900	Immucor, Inc.*	370,491
56,500	Invacare Corp.	1,423,800
360,310	LeMaitre Vascular, Inc.*	2,233,922
20,400	Lincare Holdings, Inc.*	717,264
13,500	Luminex Corp.* (8)	219,240
43,400	Magellan Health Services, Inc.*	2,023,742
4,200	MedCath Corp.*	103,152
9,200	Meridian Bioscience, Inc.	276,736
131,160	Micrus Endovascular Corp.*	2,581,229
290,924	NovaMed, Inc.* (8)	1,236,427
57,280	NuVasive, Inc.* (8)	2,263,706
76,900	Orthofix International NV (Netherlands Antilles)*	4,457,893
37,610	Pediatrix Medical Group, Inc.*	2,563,122
66,990	Phase Forward, Inc.*	1,457,033
115,800	PSS World Medical, Inc.*	2,266,206
20,000	Quidel Corp.*	389,400
147,110	Radnet, Inc.*	1,493,167
97,900	STERIS Corp.	2,823,436
4,900	SurModics, Inc.*	265,923
15,100	Synovis Life Technologies, Inc.*	295,205
27,100	Techne Corp.*	1,789,955
198,440	The Spectranetics Corp.*	3,042,085
92,340	Volcano Corp.*	1,155,173
5,200	Zoll Medical Corp.*	138,944

		59,323,423

See notes to financial statements.

SPECIAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Shares		Value

	Common Stocks (continued)

	Metals and Mining — 2.3%
38,300	AK Steel Holding Corp.*	$1,770,992
28,720	Dynamic Materials Corp.	1,691,608
19,770	Haynes International, Inc.*	1,374,015
219,400	Hecla Mining Company*	2,051,390
54,230	Ladish Company, Inc.*	2,342,194
222,572	Mueller Industries, Inc.	6,452,362
11,200	Quanex Corp.	581,280
25,620	Schnitzer Steel Industries, Inc. — Class A	1,771,111
34,700	USEC, Inc.* (8)	312,300
196,100	Worthington Industries, Inc. (8)	3,506,268

		21,853,520

	Office Equipment, Supplies, and Services — 0.5%
240,243	Acco Brands Corp.*	3,853,497
13,550	Herman Miller, Inc.	438,885
31,600	IKON Office Solutions, Inc.	411,432

		4,703,814

	Oil, Coal and Gas — 4.6%
9,200	Alpha Natural Resources, Inc.*	298,816
26,200	Arena Resources, Inc.*	1,092,802
8,100	Cabot Oil & Gas Corp.	326,997
6,000	Continental Resources, Inc.*	156,780
20,120	Core Laboratories NV (the Netherlands)* (8)	2,509,366
46,680	Dril-Quip, Inc.*	2,598,209
23,700	FMC Technologies, Inc.*	1,343,790
48,200	Grant Prideco, Inc.*	2,675,582
8,000	HKN, Inc.*	64,400
10,100	NATCO Group, Inc.*	546,915
37,700	Newpark Resources, Inc.*	205,465
2,400	Northwest Natural Gas Company	116,784
51,820	Oil States International, Inc.* (8)	1,768,098
194,720	Penn Virginia Corp.	8,495,634
30,000	PetroQuest Energy, Inc.*	429,000
28,500	Piedmont Natural Gas Company, Inc. (8)	745,560
7,600	Southwest Gas Corp.	226,252
111,200	Stone Energy Corp.*	5,216,392
61,590	Superior Energy Services, Inc.*	2,119,928
25,100	VAALCO Energy, Inc.*	116,715
7,900	Vectren Corp.	229,179
218,022	Whiting Petroleum Corp.*	12,571,149

		43,853,813

	Paper and Forest Products — 0.8%
38,500	Buckeye Technologies, Inc.*	481,250
57,401	Deltic Timber Corp.	2,955,577
95,700	Potlatch Corp.	4,252,908

		7,689,735

	Pharmaceuticals/Research and Development — 5.1%
125,800	Affymetrix, Inc.* (8)	2,911,012
120,500	Albany Molecular Research, Inc.*	1,732,790
129,200	Alkermes, Inc.*	2,014,228
4,900	AMAG Pharmaceuticals, Inc.*	294,637
57,300	American Oriental Bioengineering, Inc.*	634,884
211,200	Cell Genesys Inc.*	485,760
72,750	Cephalon, Inc.* (8)	5,220,540
175,800	Cubist Pharmaceuticals, Inc.*	3,605,658
199,900	CV Therapeutics, Inc.* (8)	1,809,095
285,800	Enzon Pharmaceuticals, Inc.* (8)	2,723,674
57,900	Geron Corp.* (8)	328,872
32,600	Human Genome Sciences, Inc.* (8)	340,344
37,200	Incyte Corp.*	373,860
133,430	K-V Pharmaceutical Company — Class A*	3,808,092
27,600	LifeCell Corp.*	1,189,836
17,600	Martek Biosciences Corp.* (8)	520,608
361,500	Medarex, Inc.* (8)	3,766,830
155,400	Medicis Pharmaceuticals Corp. — Class A (8)	4,035,738
4,000	Millipore Corp.*	292,720
72,600	Noven Pharmaceuticals, Inc.*	1,007,688
12,600	OSI Pharmaceuticals, Inc.*	611,226
53,700	Pain Therapeutics, Inc.* (8)	569,220
45,800	Perrigo Company	1,603,458
28,100	Pharmanet Development Group, Inc.*	1,101,801
43,200	Regeneron Pharmaceuticals, Inc.*	1,043,280
39,600	Savient Pharmaceuticals, Inc.* (8)	909,612
106,450	Sciele Pharma, Inc.* (8)	2,176,903
600	United Therapeutics Corp.* (8)	58,590
46,900	USANA Health Services, Inc.* (8)	1,739,052
38,200	Valeant Pharmaceuticals International*	457,254
35,200	Vertex Pharmaceuticals, Inc.*	817,696
27,300	VIVUS, Inc.* (8)	141,414

		48,326,372

See notes to financial statements.

SPECIAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Shares		Value

	Common Stocks (continued)

	Printing and Publishing — 0.7%
246,453	Bowne & Company, Inc.	$4,337,573
7,400	PRIMEDIA, Inc.	62,900
152,090	Valassis Communications, Inc.* (8)	1,777,932

		6,178,405

	Real Estate Development and Services — 0.2%
4,815	Avatar Holdings, Inc.* (8)	201,363
27,800	Hilltop Holdings, Inc.*	303,576
234,600	Meruelo Maddux Properties, Inc.*	938,400

		1,443,339

	Real Estate Investment Trusts — 4.9%
107,207	Acadia Realty Trust	2,745,571
14,900	Agree Realty Corp.	448,490
55,741	American Campus Communities, Inc.	1,496,646
23,600	Associated Estates Realty Corp.	222,784
18,800	BRT Realty Trust	287,640
116,700	Capstead Mortgage Corp.	1,539,273
71,755	Cousins Properties, Inc. (8)	1,585,786
3,700	Digital Realty Trust, Inc. (8)	141,969
52,800	Entertainment Properties Trust	2,481,600
35,800	Equity One, Inc. (8)	824,474
112,100	Highwoods Properties, Inc. (8)	3,293,498
30,400	Inland Real Estate Corp. (8)	430,464
114,600	Investors Real Estate Trust (8)	1,027,962
47,000	LTC Properties, Inc.	1,177,350
97,650	Maguire Properties, Inc. (8)	2,877,746
49,100	Mission West Properties, Inc.	466,941
12,600	National Health Investors, Inc.	351,540
47,600	National Retail Properties, Inc. (8)	1,112,888
2,100	Nationwide Health Properties, Inc. (8)	65,940
200,100	OMEGA Healthcare Investors, Inc.	3,211,605
50,491	Pennsylvania Real Estate Investment Trust	1,498,573
78,904	PS Business Parks, Inc.	4,146,405
417,375	RAIT Investment Trust (8)	3,597,773
22,400	Ramco-Gershenson Properties Trust	478,688
172,746	Realty Income Corp. (8)	4,667,596
55,500	Saul Centers, Inc.	2,965,365
22,200	Taubman Centers, Inc. (8)	1,092,018
15,400	Urstadt Biddle Properties — Class A	238,700
262,040	U-Store-It Trust	2,400,286

		46,875,571

	Registered Investment Companies — 0.8%
246,657	Ares Capital Corp. (8)	3,608,592
30,440	iShares Russell 2000 Growth Index Fund	2,547,219
84,200	MCG Capital Corp. (8)	975,878

		7,131,689

	Retail — 2.3%
159,000	Big Lots, Inc.* (8)	2,542,410
14,100	Books-A-Million, Inc.	168,072
236,625	Casey’s General Stores, Inc.	7,006,465
106,600	EZCORP, Inc. — Class A*	1,203,514
137,050	FGX International Holdings, Ltd. (British Virgin Islands)*	1,624,043
303,814	Hibbett Sports, Inc.*	6,070,204
124,900	Jo-Ann Stores, Inc.*	1,633,692
4,900	West Marine, Inc.*	44,002
46,300	Williams-Sonoma, Inc. (8)	1,199,170
31,600	Zumiez, Inc.* (8)	769,776

		22,261,348

	Retail: Restaurants — 1.2%
41,500	AFC Enterprises, Inc.* (8)	469,780
13,400	Bob Evans Farms, Inc.	360,862
10,300	California Pizza Kitchen, Inc.*	160,371
71,200	CBRL Group, Inc.	2,306,168
142,488	CEC Entertainment, Inc.*	3,698,989
1,900	Chipotle Mexican Grill, Inc. — Class A* (8)	279,433
66,900	Domino’s Pizza, Inc.	885,087
9,300	Jack in the Box, Inc.*	239,661
55,600	Papa John’s International, Inc.*	1,262,120
78,226	Sonic Corp.*	1,713,149
12,800	The Cheesecake Factory, Inc.* (8)	303,488

		11,679,108

	Retail: Supermarkets — 0.1%
25,900	Whole Foods Market, Inc. (8)	1,056,720

	Rubber Products — 0.3%
179,100	Cooper Tire & Rubber Company	2,969,478

	Scientific and Technical Instruments — 0.6%
47,000	Cymer, Inc.*	1,829,710
3,600	Itron, Inc.* (8)	345,492
21,700	Varian, Inc.*	1,417,010

See notes to financial statements.

SPECIAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Shares		Value

	Common Stocks (continued)
	Scientific and Technical Instruments (continued)

28,300	Woodward Governor Company	$1,922,985

		5,515,197

	Security Service and Devices — 0.0%
3,800	LoJack Corp.*	63,878

	Semiconductors — 3.1%
149,300	Amkor Technology, Inc.*	1,273,529
30,800	ATMI, Inc.*	993,300
27,000	AuthenTec, Inc.* (8)	392,310
1,500	Cabot Microelectronics Corp.*	53,865
55,900	EMCORE Corp.* (8)	855,270
220,900	Emulex Corp.*	3,605,088
28,900	Integrated Silicon Solution, Inc.*	191,318
54,700	Intersil Corp. — Class A	1,339,056
91,400	IPG Photonics Corp.*	1,827,086
258,700	Kulicke and Soffa Industries, Inc.* (8)	1,774,682
70,650	Mellanox Technologies, Ltd. (Israel)*	1,287,243
22,600	Novellus Systems, Inc.*	623,082
122,500	O2Micro International, Ltd. (ADR) (Cayman Islands)*	1,413,650
30,900	Pericom Semiconductor Corp.*	577,830
100,600	QLogic Corp.*	1,428,520
171,500	Semtech Corp.*	2,661,680
48,960	Silicon Motion Technology Corp. (ADR) (Cayman Islands)*	870,509
343,450	Skyworks Solutions, Inc.*	2,919,325
331,100	TriQuint Semiconductor, Inc.*	2,195,193
64,000	Varian Semiconductor Equipment Associates, Inc.*	2,368,000
22,700	Zoran Corp.*	510,977

		29,161,513

	Sporting Goods and Equipment — 0.1%
57,000	Callaway Golf Company	993,510

	Telecommunications Equipment and Services — 3.8%
108,200	ADC Telecommunications, Inc.*	1,682,510
38,500	ADTRAN, Inc. (8)	823,130
57,360	Atheros Communications*	1,751,774
64,115	Atlantic Tele-Network, Inc.	2,165,805
75,280	Cbeyond, Inc.*	2,935,167
113,200	Cincinnati Bell, Inc.*	537,700
131,300	Clearwire Corp. — Class A* (8)	1,800,123
30,710	GeoEye, Inc.*	1,033,392
110,500	Harmonic, Inc.*	1,158,040
31,800	Iowa Telecommunications Services, Inc. (8)	517,068
29,200	Novatel Wireless, Inc.*	473,040
29,600	Plantronics, Inc.	769,600
303,850	Polycom, Inc.*	8,440,953
179,600	Premiere Global Services, Inc.*	2,667,060
583,800	RF Micro Devices, Inc.*	3,333,498
14,600	SeaChange International, Inc.*	105,558
31,100	Shenandoah Telecommunications Company	745,778
61,000	Sycamore Networks, Inc.*	234,240
129,300	Syniverse Holdings, Inc.*	2,014,494
176,000	USA Mobility, Inc.*	2,516,800

		35,705,730

	Toys — 0.4%
140,600	Marvel Entertainment, Inc.* (8)	3,755,426

	Transportation — 1.4%
33,600	Excel Maritime Carriers, Ltd. (Liberia) (8)	1,350,384
89,300	General Maritime Corp. (Marshall Islands) (8)	2,183,385
136,862	Genesee & Wyoming, Inc. — Class A*	3,307,955
78,600	GulfMark Offshore, Inc.* (8)	3,677,693
3,900	Knightsbridge Tankers, Ltd. (Bermuda) (8)	94,185
10,100	Landstar System, Inc.	425,715
184,969	Vitran Corp., Inc. — Class A (Canada)*	2,632,109

		13,671,426

	Utilities — 2.8%
78,761	Atmos Energy Corp.	2,208,458
30,000	Avista Corp.	646,200
104,800	Black Hills Corp. (8)	4,621,680
25,000	El Paso Electric Company*	639,250
3,700	Middlesex Water Company	70,115
44,584	New Jersey Resources Corp. (8)	2,230,092
113,000	Nicor, Inc. (8)	4,785,550
15,800	Ormat Technologies, Inc. (8)	869,158
4,200	Pike Electric Corp.*	70,392
185,814	PNM Resources, Inc. (8)	3,985,710
3,200	Portland General Electric Company	88,896
73,400	Unisource Energy Corp.	2,315,770
89,197	Westar Energy, Inc.	2,313,770

See notes to financial statements.

SPECIAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Shares		Value

	Common Stocks (continued)
	Utilities (continued)

62,239	WGL Holdings, Inc. (8)	$2,038,950

		26,883,991

	Total Common Stocks (Cost $940,559,280)	921,941,247

Principal

	Short Term US Treasury Securities—0.1%
	US Treasury Bills
$750,000	2.89%, 03/20/08(5) (Cost $745,244)	745,244

	Securities Lending Collateral — 23.7%
225,270,316	Securities Lending Collateral Investment (Note 4) (Cost $225,270,316)	225,270,316

	Total Securities (Cost $1,166,574,840)	1,147,956,807

	Repurchase Agreements — 3.2%
30,010,481	With State Street Bank and Trust, dated 12/31/07, 3.80%, due 01/02/08, repurchase proceeds at maturity $30,016,817 (Collateralized by various Fannie Mae Adjustable Rate Mortgages, 3.81%-5.63%, due 03/25/33-04/01/35, with a total value of $21,819,001 and various Freddie Mac Adjustable Rate Mortgages, 4.09%-4.77%, due 04/01/35-05/01/35, with a total value of $8,793,083) (Cost $30,010,481)	30,010,481

	Total Investments — 124.0% (Cost $1,196,585,321)	1,177,967,288
	Liabilities less other assets — (24.0)%	(227,769,825)

	Net Assets — 100.0%	$950,197,463

The aggregate cost of securities for federal income tax purposes at December 31, 2007 is $1,204,685,049.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$82,589,428
Gross unrealized depreciation	(109,307,189)

Net unrealized depreciation	$(26,717,761)

See summary of footnotes and abbreviations to portfolios.

See notes to financial statements.

SMALL-CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS

December 31, 2007

Shares		Value

	Common Stocks — 98.6%
	Aerospace and Defense — 3.8%
23,814	Aerovironment, Inc.* (8)	$576,299
18,100	Curtiss-Wright Corp.	908,620
11,400	Ducommun, Inc.*	433,200
20,700	Esterline Technologies Corp.*	1,071,225
27,220	Moog, Inc. — Class A* (8)	1,246,948
20,700	Teledyne Technologies, Inc.* (8)	1,103,931
23,170	TransDigm Group, Inc.*	1,046,589

		6,386,812

	Agriculture — 0.6%
22,900	The Andersons, Inc. (8)	1,025,920

	Apparel: Manufacturing and Retail — 5.2%
46,950	Aeropostale, Inc.*	1,244,175
24,849	Charlotte Russe Holding, Inc.*	401,311
19,200	Crocs, Inc.* (8)	706,752
2,600	Deckers Outdoor Corp.*	403,156
26,500	J Crew Group, Inc.* (8)	1,277,565
49,500	Maidenform Brands, Inc.*	669,735
19,100	Phillips-Van Heusen Corp. (8)	704,026
35,400	Stage Stores, Inc.	523,920
34,500	The Children’s Place Retail Stores, Inc.*	894,585
18,100	The Men’s Wearhouse, Inc.	488,338
28,200	The Warnaco Group, Inc.*	981,360
133,400	The Wet Seal, Inc. — Class A*	310,822

		8,605,745

	Automobile: Retail — 0.5%
45,600	Asbury Automotive Group, Inc.	686,280
7,965	Sonic Automotive, Inc.	154,202

		840,482

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 1.5%
30,600	Aftermarket Technology Corp.*	834,156
45,649	Amerigon, Inc.*	965,020
34,383	Winnebago Industries, Inc. (8)	722,731

		2,521,907

	Banks and Financial Services — 2.3%
4,500	Bankrate, Inc.* (8)	216,405
16,000	City Bank (8)	358,720
18,777	Green Bankshares, Inc. (8)	360,518
34,268	Interactive Data Corp.	1,131,187
25,971	MarketAxess Holdings, Inc.*	333,208
13,400	SVB Financial Group* (8)	675,360
21,800	United Community Banks, Inc. — Georgia (8)	344,440
25,392	Western Alliance Bancorp* (8)	476,608

		3,896,446

	Business Services and Supplies — 2.0%
110,600	CBIZ, Inc.* (8)	1,084,986
26,600	FTI Consulting, Inc.*	1,639,624
25,655	ICF International, Inc.*	648,045

		3,372,655

	Chemicals — 1.9%
29,500	HB Fuller Company	662,275
56,805	ICO, Inc.*	729,376
59,700	Landec Corp.*	799,980
34,200	Sensient Technologies Corp.	967,176

		3,158,807

	Commercial Services — 1.6%
32,900	Euronet Worldwide, Inc.* (8)	987,000
22,880	Steiner Leisure, Ltd. (Bahama Islands)*	1,010,381
19,100	Team, Inc.* (8)	698,678

		2,696,059

	Computer Equipment, Software and Services — 12.2%
113,076	Actuate Corp.*	878,601
37,400	ANSYS, Inc.*	1,550,604
62,332	Aspen Technology, Inc.*	1,011,025
65,763	Bluephoenix Solutions, Ltd. (Israel)* (8)	1,191,626
67,700	Bottomline Technologies, Inc.*	947,800
13,712	COMSYS IT Partners, Inc.*	216,375
42,429	EPIQ Systems, Inc.* (8)	738,689
82,400	FalconStor Software, Inc.* (8)	927,824
33,900	FARO Technologies, Inc.*	921,402
40,700	Hutchinson Technology, Inc.*	1,071,224
76,925	Interwoven, Inc.*	1,093,874
32,900	Jack Henry & Associates, Inc.	800,786
26,600	Manhattan Associates, Inc.*	701,176
3,776	ManTech International Corp. — Class A*	165,464
57,900	Mentor Graphics Corp.*	624,162
5,056	MicroStrategy, Inc. — Class A*	480,826
48,300	Nuance Communications, Inc.* (8)	902,244
29,413	Progress Software Corp.*	990,630
55,500	Quest Software, Inc.*	1,023,420
66,800	Radiant Systems, Inc.*	1,150,964
26,420	SPSS, Inc.*	948,742
10,614	Synaptics, Inc.*	436,872
25,320	Taleo Corp. — Class A*	754,030
33,086	The Ultimate Software Group, Inc.*	1,041,216

		20,569,576

	Construction Services and Supplies — 1.3%
33,700	AAON, Inc.	667,934
37,100	Drew Industries, Inc.*	1,016,540
24,689	Integrated Electrical Services, Inc.*	463,906

		2,148,380

See notes to financial statements.

SMALL-CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Shares		Value

	Common Stocks (continued)

	Consumer Goods and Services — 1.6%
37,531	Elizabeth Arden, Inc.* (8)	$763,756
13,100	Fossil, Inc.*	549,938
35,900	Jarden Corp.* (8)	847,599
38,500	Kimball International, Inc. — Class B	527,450

		2,688,743

	Education — 0.2%
6,000	Capella Education Company* (8)	392,760

	Electronics — 1.1%
54,900	Methode Electronics, Inc.	902,556
21,878	Rogers Corp.*	948,849

		1,851,405

	Engineering — 0.4%
29,758	EMCOR Group, Inc.*	703,182

	Environmental Waste Management and Recycling Services — 0.8%
55,900	Darling International, Inc.*	646,204
24,400	Waste Connections, Inc.*	753,960

		1,400,164

	Food and Beverage — 1.8%
20,544	Central European Distribution Corp.*	1,193,196
32,900	Flowers Foods, Inc.	770,189
31,000	The Hain Celestial Group, Inc.*	992,000

		2,955,385

	Insurance — 4.2%
13,576	eHealth, Inc.*	435,925
15,800	FBL Financial Group, Inc. — Class A	545,574
19,200	FPIC Insurance Group, Inc.*	825,216
26,800	Harleysville Group, Inc.	948,184
23,100	Infinity Property & Casualty Corp.	834,603
22,100	IPC Holdings, Ltd. (Bermuda)	638,027
28,200	Platinum Underwriters Holdings, Ltd. (Bermuda)	1,002,792
15,300	ProAssurance Corp.*	840,276
17,300	RLI Corp.	982,467

		7,053,064

	Internet Services — 6.4%
22,058	Aladdin Knowledge Systems, Ltd. (Israel)*	576,376
108,700	Art Technology Group, Inc.*	469,584
21,714	Blue Coat Systems, Inc.*	713,739
24,300	Digital River, Inc.*	803,601
68,074	eResearchTechnology, Inc.*	804,635
55,500	Foundry Networks, Inc.*	972,360
50,500	GigaMedia, Ltd. (Singapore)*	946,875
54,391	LivePerson, Inc.*	290,448
7,100	Priceline.com, Inc.* (8)	815,506
82,300	Secure Computing Corp.*	790,080
31,622	Shanda Interactive Entertainment, Ltd. (ADR) (Cayman Islands)*	1,054,277
33,800	Shutterfly, Inc.* (8)	865,956
19,600	VASCO Data Security International, Inc.*	547,232
29,000	Vocus, Inc.*	1,001,370

		10,652,039

	Leisure and Recreation — 0.3%
42,637	Dover Downs Gaming & Entertainment, Inc.	479,666

	Machinery — 1.7%
39,593	Columbus McKinnon Corp.*	1,291,524
75,400	Flow International Corp.*	702,728
19,739	Tennant Company	874,240

		2,868,492

	Manufacturing — 4.0%
11,500	Ameron International Corp.	1,059,725
22,600	AptarGroup, Inc.	924,566
32,760	Barnes Group, Inc.	1,093,856
25,191	Ceradyne, Inc.*	1,182,213
39,455	Encore Wire Corp. (8)	628,124
15,658	EnPro Industries, Inc.*	479,918
29,000	FLIR Systems, Inc.*	907,700
4,400	Valmont Industries, Inc.	392,128

		6,668,230

	Medical Equipment, Supplies, and Services — 10.1%
25,500	AmSurg Corp.*	690,030
71,578	Bruker BioSciences Corp.*	951,987
24,800	CONMED Corp.*	573,128
21,400	Hologic, Inc.*	1,468,897
17,400	ICON PLC (ADR) (Ireland)*	1,076,364
20,269	Illumina, Inc.* (8)	1,201,141
32,100	Immucor, Inc.*	1,091,079
39,900	inVentiv Health, Inc.*	1,235,304
44,737	LHC Group, Inc.*	1,117,530
20,600	MedCath Corp.*	505,936
72,900	Natus Medical, Inc.*	1,410,615
37,195	Phase Forward, Inc.*	808,991
27,531	Somanetics Corp.*	651,108
22,531	SurModics, Inc.* (8)	1,222,757
44,600	Synovis Life Technologies, Inc.*	871,930
63,143	Third Wave Technologies*	609,330
47,900	Zoll Medical Corp.*	1,279,888

		16,766,015

	Metals and Mining — 1.0%
4,200	Dynamic Materials Corp.	247,380
2,674	Kaiser Aluminum Corp.	212,530

See notes to financial statements.

SMALL-CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Shares		Value

	Common Stocks (continued)
	Metals and Mining (continued)

7,500	Schnitzer Steel Industries, Inc. — Class A	$518,475
18,413	Universal Stainless & Alloy Products, Inc.*	654,950

		1,633,335

	Oil, Coal and Gas — 6.4%
25,300	Bill Barrett Corp.* (8)	1,059,311
77,432	Cano Petroleum, Inc.*	533,506
30,300	Comstock Resources, Inc.*	1,030,200
5,600	Core Laboratories NV (the Netherlands)*	698,432
23,600	Encore Acquisition Company*	787,532
33,953	Hercules Offshore, Inc.* (8)	807,402
14,900	Hornbeck Offshore Services, Inc.* (8)	669,755
20,700	Massey Energy Company	740,025
42,750	Natural Gas Services Group*	838,328
86,000	Parker Drilling Company*	649,300
85,200	PetroQuest Energy, Inc.*	1,218,361
17,300	T-3 Energy Services, Inc.*	813,273
32,145	Western Refining, Inc. (8)	778,230

		10,623,655

	Pharmaceuticals/Research and Development — 7.4%
84,099	Albany Molecular Research, Inc.*	1,209,343
59,108	BioScrip, Inc.*	456,905
42,700	Cubist Pharmaceuticals, Inc.*	875,777
29,513	Exponent, Inc.*	798,032
20,004	Kendle International, Inc.*	978,596
20,000	Martek Biosciences Corp.* (8)	591,600
42,824	Obagi Medical Products, Inc.*	783,251
87,669	Oculus Innovative Sciences, Inc.* (8)	359,443
22,000	PAREXEL International Corp.*	1,062,600
60,700	PDL BioPharma, Inc.*	1,063,464
60,500	PetMed Express, Inc.*	732,050
25,500	Pharmanet Development Group, Inc.*	999,855
45,200	Sciele Pharma, Inc.*	924,340
11,400	United Therapeutics Corp.* (8)	1,113,210
51,600	ViroPharma, Inc.*	409,704

		12,358,170

	Retail — 1.0%
76,500	EZCORP, Inc. — Class A*	863,685
17,400	Longs Drug Stores Corp.	817,800

		1,681,485

	Retail: Restaurants — 1.6%
39,000	Jack in the Box, Inc.*	1,005,030
38,300	O’Charley’s, Inc.	573,734
10,800	Red Robin Gourmet Burgers, Inc.*	345,492
64,300	Texas Roadhouse, Inc. — Class A*	711,158

		2,635,414

	Retail: Supermarkets — 0.9%
24,100	Ingles Markets, Inc. — Class A	611,899
37,535	Spartan Stores, Inc.	857,675

		1,469,574

	Rubber Products — 0.5%
47,024	Cooper Tire & Rubber Company	779,658

	Scientific and Technical Instruments — 0.4%
39,600	Spectrum Control, Inc.*	609,840

	Security Service and Devices — 0.8%
85,700	Cogent, Inc.* (8)	955,555
16,677	Macrovision Corp.*	305,689

		1,261,244

	Semiconductors — 4.9%
91,400	Advanced Analogic Technologies, Inc.*	1,030,991
63,600	ANADIGICS, Inc.* (8)	735,852
20,700	Cavium Networks, Inc.* (8)	476,514
55,499	LTX Corp.*	176,487
32,700	Microsemi Corp.*	723,978
23,900	Netlogic Microsystems, Inc.* (8)	769,580
49,703	Pericom Semiconductor Corp.*	929,446
49,676	Semtech Corp.*	770,972
21,585	Standard Microsystems Corp.*	843,326
110,100	TriQuint Semiconductor, Inc.*	729,963
41,121	Zoran Corp.*	925,634

		8,112,743

	Storage Facilities — 0.2%
17,300	Mobile Mini, Inc.*	320,742

	Telecommunications Equipment and Services — 6.2%
25,900	ADTRAN, Inc. (8)	553,742
34,900	Atheros Communications*	1,065,846
112,700	Avici Systems, Inc.	893,711
24,400	Cbeyond, Inc.* (8)	951,356
69,196	Ceragon Networks Ltd. (Israel)*	684,348
23,300	Comtech Telecommunications Corp.* (8)	1,258,433
14,218	General Cable Corp.*	1,041,895
32,900	GeoEye, Inc.*	1,107,085
47,500	Globecomm Systems, Inc.*	555,750
72,500	Intervoice, Inc.*	579,275
14,491	NICE Systems, Ltd. (ADR) (Israel)*	497,331
48,400	Oplink Communications, Inc.*	742,940
69,108	RF Micro Devices, Inc.*	394,607

		10,326,319

See notes to financial statements.

SMALL-CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Shares		Value

	Common Stocks (continued)

	Transportation — 1.8%
55,300	Celadon Group, Inc.*	$506,548
18,300	Excel Maritime Carriers, Ltd. (Liberia) (8)	735,477
22,600	GulfMark Offshore, Inc.* (8)	1,057,454
21,190	TBS International, Ltd. — Class A (Bermuda)*	700,541

		3,000,020

	Total Common Stocks (Cost $154,543,735)	164,514,133

Principal

	Securities Lending Collateral — 19.2%
$32,007,250	Securities Lending Collateral Investment (Note 4) (Cost $32,007,250)	32,007,250

	Total Securities (Cost $186,550,985)	196,521,383

	Repurchase Agreements — 2.0%
3,273,334	With State Street Bank and Trust, dated 12/31/07, 3.80%, due 01/02/08, repurchase proceeds at maturity $3,274,025 (Collateralized by Fannie Mae Adjustable Rate Mortgage, 4.44%, due 03/01/33, with a value of $3,339,271) (Cost $3,273,334)	3,273,334

	Total Investments — 119.8% (Cost $189,824,319)	199,794,717
	Liabilities less other assets — (19.8)%	(32,977,396)

	Net Assets — 100.0%	$166,817,321

The aggregate cost of securities for federal income tax purposes at December 31, 2007 is $190,717,865.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$21,024,353
Gross unrealized depreciation	(11,947,501)

Net unrealized appreciation	$9,076,852

See summary of footnotes and abbreviations to portfolios.

See notes to financial statements.

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS

December 31, 2007

Shares		Value	Country

	Common Stocks — 98.6%
	Advertising — 0.3%
23,700	Focus Media Holding, Ltd. (ADR)* (8)	$1,346,397	CHN
117,299	Publicis Groupe	4,592,690	FRA

		5,939,087

	Aerospace and Defense — 0.8%
236,000	Finmeccanica SpA	7,580,612	ITA
225,387	Gamesa Corporacion Tecnologica, SA	10,538,276	SPA

		18,118,888

	Agriculture — 1.4%
12,100,387	Chaoda Modern Agriculture (Holdings), Ltd.	10,956,054	CAY
138,000	Potash Corp. of Saskatchewan, Inc.	19,866,480	CDA

		30,822,534

	Airlines — 1.7%
757,607	easyJet PLC*	9,252,147	BRI
3,537,400	Qantas Airways, Ltd.	16,896,717	AUS
204,447	Ryanair Holdings PLC (ADR)* (8)	8,063,390	IRE
347,671	Singapore Airlines, Ltd.	4,197,803	SIN

		38,410,057

	Apparel: Manufacturing and Retail — 0.6%
1,287,840	Burberry Group PLC	14,599,556	BRI

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 7.5%
127,500	Alpine Electronics, Inc.	2,137,649	JPN
648,000	Calsonic Kansei Corp. (8)	3,312,071	JPN
543,223	DaimlerChrysler AG	52,815,575	GER
2,059,000	Fuji Heavy Industries, Ltd.	9,620,892	JPN
10,200	Georg Fischer AG	6,279,557	SWI
1,726,700	GKN PLC	9,692,817	BRI
967,000	Hino Motors, Ltd.	6,292,879	JPN
351,600	Honda Motor Company, Ltd.	11,802,354	JPN
1,442,800	Nissan Motor Company, Ltd.	15,885,459	JPN
88,800	PSA Peugeot Citroen SA	6,731,688	FRA
159,100	Toyota Auto Body Company, Ltd.	2,573,457	JPN
608,200	Toyota Motor Corp.	32,883,033	JPN
104,788	Valeo SA	4,320,389	FRA
25,800	Volkswagen AG	5,888,231	GER

		170,236,051

	Banks and Financial Services — 24.2%
535,600	Alliance & Leicester PLC (8)	6,908,752	BRI
232,400	Allied Irish Banks PLC	5,324,699	IRE
192,100	Alpha Bank AE	6,993,409	GRC
279,900	Banco Bilbao Vizcaya Argentaria SA	6,858,658	SPA
318,300	Banco Espirito Santo, SA	6,980,558	POR
1,451,800	Banco Santander Central Hispano SA	31,393,316	SPA
2,469,900	Barclays PLC	24,779,578	BRI
312,600	BNP Paribas SA	33,921,273	FRA
570,300	Bolsa de Mercadorias e Futuros	8,009,831	BRA
983,100	Bradford & Bingley PLC	5,244,650	BRI
266,800	Canadian Imperial Bank of Commerce (8)	19,071,625	CDA
308,700	Commonwealth Bank of Australia	16,019,293	AUS
155,100	Credit Agricole SA	5,231,444	FRA
357,700	Credit Suisse Group	21,516,027	SWI
378,000	Daiwa Securities Group, Inc.	3,437,748	JPN
183,400	Danske Bank A/S	7,183,096	DEN
84,100	Deutsche Bank AG	10,992,481	GER
87,610	Deutsche Boerse AG	17,388,245	GER
83,901	Dexia	2,113,560	BEL
582,100	DNB NOR ASA	8,897,907	NOR
367,000	Fortis	9,663,668	BEL
1,107,700	HBOS PLC	16,206,659	BRI
226,900	Hitachi Capital Corp.	2,918,635	JPN
1,082,900	Intesa Sanpaolo	8,565,404	ITA
858,363	Invesco, Ltd. (8)	26,935,431	BER
319,800	Irish Life & Permanent PLC	5,521,926	IRE
207,455	Julius Baer Holding, Ltd.	17,151,250	SWI
253,800	Laurentian Bank of Canada	8,550,433	CDA
2,574,600	Lloyds TSB Group PLC	24,189,994	BRI
115,100	Macquarie Group, Ltd. (8)	7,701,043	AUS
2,438,934	Man Group PLC	27,624,620	BRI
74,000	Muenchener Rueckversicherungs-Gesellschaft AG	14,383,005	GER
231,600	National Bank of Canada (8)	12,270,494	CDA
109,277	National Bank of Greece SA	7,505,921	GRC
255,700	Nomura Holdings, Inc.	4,337,390	JPN
828,800	Nordea Bank AB	13,849,239	SWE
132,700	Promise Company, Ltd. (8)	3,302,207	JPN
600,986	Schroders PLC	15,576,122	BRI
515,700	SNS Reaal	11,581,120	NET
130,800	Societe Generale	18,918,991	FRA
119,100	Sun Life Financial, Inc. (8)	6,722,793	CDA
396,719	Suncorp-Metway, Ltd.	5,893,898	AUS
228,878	Svenska Handelsbanken AB — Class A	7,330,385	SWE
89,200	Swedbank AB — Class A	2,525,622	SWE
98,300	Takefuji Corp.	2,388,976	JPN
1,844,000	The Sumitomo Trust and Banking Company, Ltd.	12,346,704	JPN
138,300	UBS AG	6,401,025	SWI

		548,629,105

See notes to financial statements.

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Shares		Value	Country

	Common Stocks (continued)

	Broadcast Services/Media — 0.5%
140,898	SES (FDR)	$3,707,999	LUX
143,800	Vivendi Universal SA	6,597,418	FRA

		10,305,417

	Business Services and Supplies — 0.4%
1,117,000	Marubeni Corp.	7,928,935	JPN

	Chemicals — 1.2%
6,140	Arkema*	403,426	FRA
56,300	Ciba Specialty Chemicals AG	2,610,741	SWI
264,800	Methanex Corp. (8)	7,394,384	CDA
891,900	Mitsubishi Chemical Holdings Corp.	6,850,022	JPN
171,800	Nova Chemicals Corp.	5,617,292	CDA
597,500	Sumitomo Bakelite Company, Ltd.	3,610,191	JPN

		26,486,056

	Computer Equipment, Software and Services — 1.9%
1,137,600	CGI Group, Inc. — Class A*	13,359,121	CDA
761,273	Logitech International SA*	27,918,611	SWI
66,900	Open Text Corp.* (8)	2,127,080	CDA

		43,404,812

	Construction Services and Supplies — 2.1%
353,700	Barratt Developments PLC	3,207,063	BRI
8,800	Cementos Portland Valderrivas SA	953,374	SPA
1,093,000	China Communications Construction Company, Ltd. — Class H	2,866,577	CHN
15,600	Ciments Francais SA	2,684,727	FRA
119,800	Compagnie de Saint-Gobain	11,295,656	FRA
8,656	Compagnie Generale de Geophysique Veritas (CGG — Veritas)*	2,467,823	FRA
43,500	Lafarge SA	7,918,097	FRA
140,339	Leighton Holdings, Ltd.	7,541,349	AUS
91,000	Maeda Road Construction Company, Ltd.	729,857	JPN
910,000	Sanwa Shutter Corp.	4,488,296	JPN
897,035	Taylor Wimpey PLC	3,629,309	BRI

		47,782,128

	Consumer Goods and Services — 1.7%
302,100	Electrolux AB — Series B	5,071,458	SWE
2,191	Japan Tobacco, Inc.	13,101,088	JPN
364,728	Reckitt Benckiser Group PLC	21,156,443	BRI

		39,328,989

	Diversified Operations and Services — 1.6%
128,600	BASF AG	19,067,071	GER
740,000	China Resources Enterprise, Ltd.	3,179,265	HNG
330,000	Mitsubishi Corp.	9,039,073	JPN
334,000	Sumitomo Corp.	4,744,734	JPN

		36,030,143

	Electronics — 2.0%
211,071	Koninklijke (Royal) Philips Electronics NV	9,109,764	NET
98,972	LG Electronics, Inc.	10,573,367	KOR
263,900	Sony Corp.	14,646,018	JPN
810,100	Toshiba Tec Corp.	5,474,874	JPN
45,430	Yamada Denki Company, Ltd.	5,193,046	JPN

		44,997,069

	Energy Services — 3.0%
1,866,877	Iberdrola Renovables*	15,421,491	SPA
259,100	Suntech Power Holdings Company, Ltd. (ADR)* (8)	21,329,112	CAY
297,700	Vestas Wind Systems A/S*	32,221,332	DEN

		68,971,935

	Food and Beverage — 2.8%
102,334	East Asiatic Company, Ltd. (A/S Det Ostasiatiske Kompagni)	7,975,954	DEN
107,200	Greene King PLC	1,707,139	BRI
41,933	Nestle SA	19,259,957	SWI
1,537,300	Northern Foods PLC	2,876,540	BRI
389,900	Tate & Lyle PLC	3,453,800	BRI
752,769	Unilever NV — CVA	27,679,736	NET

		62,953,126

	Insurance — 4.0%
441,800	Aviva PLC	5,918,679	BRI
1,939,300	Friends Provident PLC	6,307,846	BRI
564,500	ING Groep NV	22,077,502	NET
1,003,300	Milano Assicurazioni SpA	7,847,780	ITA
1,472,000	Old Mutual PLC	4,910,954	BRI
5,458,900	Royal & Sun Alliance Insurance Group PLC	16,104,132	BRI
265,616	SCOR SE	6,796,018	FRA
94,700	Swiss Re	6,729,334	SWI
47,900	Zurich Financial Services AG	14,067,703	SWI

		90,759,948

	Internet Services — 0.3%
1,911,800	Alibaba.com, Ltd.*	6,779,346	HNG

	Leisure and Recreation — 0.6%
198,900	Sankyo Company, Ltd.	9,240,398	JPN
165,400	TUI AG*	4,626,075	GER

		13,866,473

	Machinery — 0.3%
15,900	Rieter Holding AG	7,022,038	SWI

See notes to financial statements.

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Shares		Value	Country

	Common Stocks (continued)

	Manufacturing — 2.0%
121,979	Alstom	$26,215,892	FRA
905,602	Hansen Transmissions*	5,191,751	BEL
704,000	Kurabo Industries, Ltd.	1,581,739	JPN
51,182	Siemens AG	8,146,064	GER
1,155,936	Tomkins PLC	4,067,028	BRI

		45,202,474

	Medical Equipment, Supplies, and Services — 1.1%
229,903	Sonova Holding AG	25,972,348	SWI

	Metals and Mining — 3.7%
751,300	BlueScope Steel, Ltd.	6,365,902	AUS
156,200	Companhia Vale do Rio Doce (ADR) (8)	5,103,054	BRA
1,381,200	Minara Resources, Ltd. (8)	7,555,511	AUS
37,300	Norddeutsche Affinerie AG	1,454,434	GER
141,900	Rautaruukki Oyj	6,151,334	FIN
30,100	Salzgitter AG	4,490,986	GER
308,300	Sims Group, Ltd. (8)	7,268,371	AUS
341,100	ThyssenKrupp AG	19,125,347	GER
6,788	Vallourec SA	1,837,502	FRA
127,800	voestalpine AG	9,239,732	AST
221,899	Xstrata PLC	15,680,781	BRI

		84,272,954

	Office Equipment, Supplies, and Services — 0.6%
95,000	Brother Industries, Ltd.	1,227,096	JPN
193,900	Oce NV	3,509,625	NET
341,000	Ricoh Company, Ltd.	6,303,227	JPN
3,314,500	TPV Technology, Ltd.	2,405,939	HNG

		13,445,887

	Oil, Coal and Gas — 9.4%
1,487,200	BP PLC	18,206,585	BRI
2,028,200	Cosmo Oil Company, Ltd.	7,625,153	JPN
134,000	EnCana Corp.	9,164,598	CDA
918,800	Eni SpA	33,650,455	ITA
987,100	Nippon Oil Corp.	8,031,812	JPN
174,800	Norsk Hydro ASA	2,498,132	NOR
320,100	Oao Gazprom — (ADR)	17,925,600	SUR
72,300	Petroleo Brasileiro SA — Petrobras (ADR)	8,331,852	BRA
287,000	Repsol YPF SA	10,230,052	SPA
1,290,100	Royal Dutch Shell PLC — Class B	53,672,727	BRI
277,700	Seadrill, Ltd.*	6,776,476	BER
474,400	Showa Shell Sekiyu KK	5,265,685	JPN
150,712	StatoilHydro ASA	4,690,798	NOR
52,300	Suncor Energy, Inc.	5,718,317	CDA
245,600	Total SA	20,406,487	FRA

		212,194,729

	Paper and Forest Products — 0.0%
228,000	Oji Paper Company, Ltd.	1,120,458	JPN

	Pharmaceuticals/Research and Development — 3.9%
310,500	AstraZeneca PLC	13,375,279	BRI
338,900	Biovail Corp.	4,587,572	CDA
249,912	CSL, Ltd.	7,978,665	AUS
680,800	Elan Corp. PLC (ADR)* (8)	14,963,984	IRE
285,300	GlaxoSmithKline PLC	7,263,674	BRI
387,006	Sanofi-Aventis	35,640,782	FRA
476,000	Tanabe Seiyaku Company, Ltd.	4,512,232	JPN

		88,322,188

	Printing and Publishing — 0.2%
505,300	Quebecor World, Inc.* (8)	906,207	CDA
439,000	Toppan Printing Company, Ltd.	4,318,677	JPN

		5,224,884

	Real Estate Development and Services — 0.3%
323,000	Sun Hung Kai Properties, Ltd.	6,859,825	HNG

	Retail — 2.4%
1,044,493	Arcandor AG* (8)	24,800,119	GER
3,328,033	Carphone Warehouse PLC	22,822,376	BRI
1,912,500	Dixons Group PLC	3,778,470	BRI
590,900	JJB Sports PLC	1,452,663	BRI
10,300	Valora Holding AG	2,499,603	SWI

		55,353,231

	Retail: Restaurants — 0.1%
112,200	Plenus Company, Ltd. (8)	1,570,790	JPN

	Retail: Supermarkets — 1.9%
4,530,287	Tesco PLC	43,038,354	BRI

	Semiconductors — 1.4%
3,834,701	ARM Holdings PLC	9,465,361	BRI
718,343	ASML Holding NV	22,748,488	NET

		32,213,849

	Telecommunications Equipment and Services — 9.2%
3,064,800	BT Group PLC	16,639,907	BRI
159,600	Elcoteq Network Corp. — Class A	947,373	FIN
441,438	France Telecom SA	15,889,857	FRA
208,200	Millicom International Cellular SA* (8)	24,555,108	LUX
1,588,500	MobileOne, Ltd.	2,096,738	SIN
3,200	Nippon Telegraph and Telephone Corp.	16,012,174	JPN
1,059,565	Nokia Oyj	41,083,114	FIN
9,500	NTT DoCoMo, Inc.	15,817,034	JPN
202,800	Orascom Telecom Holding SAE (GDR)	16,224,000	EGP
59,400	Research In Motion, Ltd.*	6,735,960	CDA
17,000	Swisscom AG	6,636,930	SWI
837,506	Telefonica SA	27,207,849	SPA

See notes to financial statements.

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Shares		Value	Country

	Common Stocks (continued)
	Telecommunications Equipment and Services (continued)
318,100	Turkcell Iletisim Hizmetleri AS (ADR)	$8,770,017	TUR
1,646,500	Vodafone Group PLC	6,155,188	BRI
395,600	VTech Holdings, Ltd.	2,841,152	BER

		207,612,401

	Toys — 0.6%
23,700	Nintendo Company, Ltd.	14,192,633	JPN

	Transportation — 0.8%
2,535,000	Neptune Orient Lines, Ltd.	6,885,859	SIN
1,367,100	Orient Overseas International, Ltd.	10,116,407	BER

		17,002,266

	Utilities — 2.1%
95,900	ATCO, Ltd. — Class I	5,364,648	CDA
97,400	Hokkaido Electric Power Company, Inc.	2,109,905	JPN
57,100	Kyushu Electric Power Company, Inc.	1,405,586	JPN
421,066	Veolia Environment	38,445,440	FRA

		47,325,579

	Total Common Stocks (Cost $1,844,885,583)	2,234,296,543

Principal

	Securities Lending Collateral — 6.7%
$150,909,501	Securities Lending Collateral Investment (Note 4) (Cost $150,909,501)	150,909,501	USA

	Total Securities (Cost $1,995,795,084)	2,385,206,044

	Repurchase Agreements — 1.0%
21,533,562	With State Street Bank and Trust, dated 12/31/07, 3.80%, due 01/02/08, repurchase proceeds at maturity $21,538,108 (Collateralized by various Fannie Mae Adjustable Rate Mortgages, 3.75%-4.28%, due 06/01/33-07/01/33, with a total value of $21,966,788) (Cost $21,533,562)	21,533,562	USA

	Total Investments — 106.3% (Cost $2,017,328,646)	2,406,739,606
	Liabilities less other assets — (6.3)%	(142,678,092)

	Net Assets — 100.0%	$2,264,061,514

The aggregate cost of securities for federal income tax purposes at December 31, 2007 is $2,021,766,887.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$456,986,645
Gross unrealized depreciation	(72,013,926)

Net unrealized appreciation	$384,972,719

See summary of footnotes and abbreviations to portfolios.

See notes to financial statements.

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2007

Percent of Total
Country Composition	Investments at Value

Australia (AUS)	3.46%
Austria (AST)	0.38
Belgium (BEL)	0.71
Bermuda (BER)	2.04
Brazil (BRA)	0.89
Canada (CDA)	5.30
Cayman Islands (CAY)	1.40
China (CHN)	0.12
Denmark (DEN)	1.97
Egypt (EGP)	0.67
Finland (FIN)	2.00
France (FRA)	10.40
Germany (GER)	7.61
Greece (GRC)	0.60
Hong Kong (HNG)	0.70
Ireland (IRE)	1.41
Italy (ITA)	2.40
Japan (JPN)	12.02
Luxembourg (LUX)	1.17
Norway (NOR)	0.67
Portugal (POR)	0.29
Russia (SUR)	0.74
Singapore (SIN)	0.55
South Korea (KOR)	0.44
Spain (SPA)	4.26
Sweden (SWE)	1.20
Switzerland (SWI)	7.47
Turkey (TUR)	0.36
The Netherlands (NET)	4.02
United Kingdom (BRI)	17.58
United States (USA)	7.17

Total Percentage	100.00%

See notes to financial statements.

DIVERSIFIED INVESTORS PORTFOLIOS
PORTFOLIO OF INVESTMENTS

SUMMARY OF FOOTNOTES AND ABBREVIATIONS TO PORTFOLIOS
December 31, 2007

Footnotes:

*	Non-income producing security.
144A	All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

1)	Variable rate security. The rate shown was in effect at December 31, 2007.
2)	Quarterly reset provision. The rate shown was in effect at December 31, 2007.
3)	Monthly reset provision. The rate shown was in effect at December 31, 2007.
4)	Security is segregated as collateral for written options.
5)	Security is segregated as initial margin for futures contracts.
6)	Security is segregated as collateral for swap contracts and/or for swaptions.
7)	Represents a zero coupon bond which will convert to an interest bearing security at a later date.
8)	All or part of this security is on loan.
9)	Bond is in default.
10)	Variable rate security. Interest rate is based on the credit rating of the issuer. The rate shown was in effect at December 31, 2007.
11)	Floating rate security. The interest rate is subject to change semi-annually based on the London Interbank Offered Rate (“LIBOR”). The rate shown was in effect at December 31, 2007.
12)	PIK (“Payment-In-Kind”) bond. These bonds pay interest in the form of additional bonds.
13)	Security was in bankruptcy reorganization at the time of maturity. Recovery will be determined at the conclusion of the bankruptcy.
14)	Fair valued at December 31, 2007.

Following are the market values (as determined by fair valuation) and the corresponding percentage of Portfolio net assets of all fair valued securities at December 31, 2007.

Series	Market Value	Percentage
High Yield Bond	$6,519,188	1.21%

15)	A portion of the market value of the repurchase agreement represents the investment of the $3,800,000 cash received as collateral for open swap contracts.
16)	Principal amount for this security is denominated in Euros.
17)	Principal amount for this security is denominated in Japanese Yen.
18)	Principal amount for this security is denominated in New Zealand Dollars.

Abbreviations:
ADR	American Depository Receipt.
FDR	Foreign Depository Receipt.
GDR	Global Depository Receipt.
IO	Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities generally exceed yields on other mortgage- backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
TBA	To be announced. Securities are purchased on a forward commitment basis with approximate principal amount and general stated maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

• Securities issued by companies registered outside the United States are denoted with their domestic country in parenthesis.
• Fixed income securities designated as “perpetual” are securities that make (or are scheduled to make) a steady payment of interest. They do not have a maturity date, and the interest payments are indefinite.
• Footnotes and abbreviations may or may not appear in each portfolio of investments.

See notes to financial statements.

DIVERSIFIED INVESTORS PORTFOLIOS
PORTFOLIO COMPOSITION

December 31, 2007

The following charts summarize the portfolio composition of each Series by asset type.

Money Market Series
Yankee Certificates of Deposit	38.0%
Repurchase Agreements/Cash Equivalents	15.7
US Government Agency Securities	14.4
Corporate Notes	13.7
Commercial Paper	11.9
Domestic Certificates of Deposit	4.2
Time Deposit	1.6
Other assets less liabilities	0.5

100.0%

High Quality Bond Series
Corporate Bonds and Notes	58.8%
US Treasury Securities	17.7
US Government Agency Securities	16.7
Securities Lending Collateral	9.8
Short Term US Government Agency Securities	3.0
Repurchase Agreements/Cash Equivalents	1.7
Municipal Bonds	0.8
Foreign Government Obligations	0.5
Liabilities less other assets	(9.0)

100.0%

Inflation-Protected Securities Series (1)
US Treasury Securities	91.3%
Securities Lending Collateral	10.2
Repurchase Agreements/Cash Equivalents	4.3
Corporate Bonds and Notes	3.3
Liabilities less other assets	(9.1)

100.0%

Core Bond Series
Corporate Bonds and Notes	50.6%
US Government Agency Securities	43.0
US Treasury Securities	3.7
Preferred Stocks	2.4
Repurchase Agreements/Cash Equivalents	1.7
Foreign Government Obligations	1.2
Securities Lending Collateral	0.9
Purchased Call Options	0.4
Purchased Put Options	0.1
Call Options Written	(0.0)*
Securities Sold Short	(7.5)
Other assets less liabilities	3.5

100.0%

Total Return Bond Series
Corporate Bonds and Notes	50.0%
US Government Agency Securities	47.8
US Treasury Securities	14.8
Repurchase Agreement/Cash Equivalents	11.2
Securities Lending Collateral	6.2
Preferred Stocks	0.6
Foreign Government Obligations	0.4
Municipal Bonds	0.2
Convertible Bonds	0.0 *
Put Options Written	(0.0)*
Call Options Written	(0.1)
Liabilities less other assets	(31.1)

100.0%

High Yield Bond Series
Corporate Bonds and Notes	80.0%
Loan Participations	11.5
Repurchase Agreements/Cash Equivalents	5.1
Convertible Preferred Stocks	0.8
Preferred Stocks	0.5
Convertible Bonds	0.3
Common Stocks	0.2
Warrants	0.1
Other assets less liabilities	1.5

100.0%

Balanced Series
Common Stocks	60.2%
Corporate Bonds and Notes	23.7
US Government Agency Securities	21.6
Securities Lending Collateral	3.7
US Treasury Securities	0.5
Municipal Bonds	0.4
Repurchase Agreements/Cash Equivalents	0.3
Preferred Stocks	0.2
Foreign Government Obligations	0.2
Convertible Bonds	0.0 *
Put Options Written	(0.0)*
Call Options Written	(0.0)*
Liabilities less other assets	(10.8)

100.0%

See notes to financial statements.

DIVERSIFIED INVESTORS PORTFOLIOS
PORTFOLIO COMPOSITION (Continued)

December 31, 2007

Value & Income Series
Common Stocks	99.1%
Securities Lending Collateral	6.5
Repurchase Agreements/Cash Equivalents	2.1
Liabilities less other assets	(7.7)

100.0%

Value Series
Common Stocks	95.5%
Securities Lending Collateral	6.0
Repurchase Agreements/Cash Equivalents	4.7
Liabilities less other assets	(6.2)

100.0%

Growth & Income Series
Common Stocks	99.2%
Securities Lending Collateral	5.5
Repurchase Agreements/Cash Equivalents	0.8
Liabilities less other assets	(5.5)

100.0%

Equity Growth Series
Common Stocks	96.4%
Securities Lending Collateral	4.4
Repurchase Agreements/Cash Equivalents	3.0
Liabilities less other assets	(3.8)

100.0%

Aggressive Equity Series
Common Stocks	99.3%
Securities Lending Collateral	7.4
Repurchase Agreements/Cash Equivalents	1.0
Liabilities less other assets	(7.7)

100.0%

Mid-Cap Value Series
Common Stocks	96.9%
Securities Lending Collateral	13.7
Repurchase Agreements/Cash Equivalents	3.1
Short Term US Government Agency Securities	0.6
Convertible Bonds	0.0 *
Liabilities less other assets	(14.3)

100.0%

Mid-Cap Growth Series
Common Stocks	99.1%
Securities Lending Collateral	13.7
Repurchase Agreements/Cash Equivalents	1.1
Liabilities less other assets	(13.9)

100.0%

Small-Cap Value Series
Common Stocks	98.0%
Securities Lending Collateral	22.6
Repurchase Agreements/Cash Equivalents	1.9
Liabilities less other assets	(22.5)

100.0%

Special Equity Series
Common Stocks	97.0%
Securities Lending Collateral	23.7
Repurchase Agreements/Cash Equivalents	3.2
Short Term US Treasury Securities	0.1
Liabilities less other assets	(24.0)

100.0%

Small-Cap Growth Series
Common Stocks	98.6%
Securities Lending Collateral	19.2
Repurchase Agreements/Cash Equivalents	2.0
Liabilities less other assets	(19.8)

100.0%

International Equity Series
Common Stocks	98.6%
Securities Lending Collateral	6.7
Repurchase Agreements/Cash Equivalents	1.0
Liabilities less other assets	(6.3)

100.0%

(1)	Formerly, Intermediate Government Bond Series.

*	Amount rounds to less than 0.05%.

See notes to financial statements.

DIVERSIFIED INVESTORS PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS

1. Organization and Business

Diversified Investors Portfolios (the “Series Portfolio”), a series trust organized on September 1, 1993 under the laws of the State of New York, is composed of eighteen different series that are, in effect, separate investment funds: the Money Market Portfolio, the High Quality Bond Portfolio, the Inflation-Protected Securities Portfolio (formerly, the Intermediate Government Bond Portfolio), the Core Bond Portfolio, the Total Return Bond Portfolio, the High Yield Bond Portfolio, the Balanced Portfolio, the Value & Income Portfolio, the Value Portfolio, the Growth & Income Portfolio, the Equity Growth Portfolio, the Aggressive Equity Portfolio, the Mid-Cap Value Portfolio, the Mid-Cap Growth Portfolio, the Small-Cap Value Portfolio, the Special Equity Portfolio, the Small-Cap Growth Portfolio, and the International Equity Portfolio (each a “Series”). The Inflation-Protected Securities Portfolio changed its name from the Intermediate Government Bond Portfolio on May 1, 2007. The Declaration of Trust permits the Board of Trustees to issue an unlimited number of beneficial interests in each Series. Investors in a Series (e.g., investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of that Series (and of no other Series).

The investment objectives of each Series are as follows:

Money Market — The Series’ goal is to provide liquidity and as high a level of income as is consistent with the preservation of capital.

High Quality Bond — The Series’ goal is to provide a high risk-adjusted return while focusing on the preservation of capital.

Inflation-Protected Securities — The Series’ goal is to seek maximum real return consistent with the preservation of capital. Prior to May 1, 2007, the investment objective of the Series was to provide as high a level of current income as is consistent with the preservation of capital.

Core Bond — The Series’ goal is to achieve maximum total return.

Total Return Bond — The Series’ goal is to maximize long-term total return.

High Yield Bond — The Series’ goal is to provide a high level of current income.

Balanced — The Series’ goal is to provide a high total investment return through investment in a diversified portfolio of stocks, bonds and money market instruments.

Value & Income — The Series’ goal is to provide a high level of current income through investment in a diversified portfolio of common stocks with relatively high current yield. Capital appreciation is a secondary goal.

Value — The Series’ goal is to provide capital appreciation. Dividend income is a secondary goal.

Growth & Income — The Series’ goal is to provide capital appreciation and current income.

Equity Growth — The Series’ goal is to provide a high level of capital appreciation through investment in a diversified portfolio of common stocks with a potential for above-average growth in earnings. Current income is a secondary goal.

Aggressive Equity — The Series’ goal is to provide a high level of capital appreciation primarily through investing in a diversified portfolio of common stocks.

Mid-Cap Value — The Series’ goal is to provide a high total investment return through investments primarily in a diversified portfolio of common stocks.

Mid-Cap Growth — The Series’ goal is to provide a high total investment return through investments primarily in a diversified portfolio of common stocks.

DIVERSIFIED INVESTORS PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

1. Organization and Business (continued)

Small-Cap Value — The Series’ goal is to provide a high total investment return through investments primarily in a diversified portfolio of common stocks.

Special Equity — The Series’ goal is to provide a high level of capital appreciation through investment in a diversified portfolio of common stocks of small to medium size companies.

Small-Cap Growth — The Series’ goal is to provide a high total investment return through investments primarily in a diversified portfolio of common stocks.

International Equity — The Series’ goal is to provide a high level of long-term capital appreciation through investment in a diversified portfolio of securities of foreign issuers.

2. Significant Accounting Policies

     A. Security Valuation:

Short-term securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. The amortized cost of a security is determined by valuing it at original cost and thereafter amortizing any discount or premium at a constant rate until maturity. Equity securities are valued at the last sale price on the exchange on which they are primarily traded or at the last quoted bid price for securities in which there were no sales during the day or for unlisted securities. Portfolio securities listed on the NASDAQ National Market and NASDAQ Small Cap Market for which reliable market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Bonds are valued at the mean of the last available bid and asked prices by an independent pricing service. Futures and option contracts that are traded on commodities or securities exchanges are normally valued at the last settlement price on the exchange on which they are traded. Swap agreements are normally valued in the basis of broker quotes. When valuations are not readily available, securities will be valued at their fair value as determined by the Board of Trustees. Unlisted securities are valued at the last sales price provided by an independent pricing agent or the principal market maker.

Trading in securities on most foreign exchanges and over-the counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected in the calculation of net asset value when the investment advisor deems that the particular event or circumstance would materially affect its asset value. In accordance with procedures adopted by the Board of Trustees, the International Equity Series applies fair value pricing on a daily basis for all non-US and non-Canadian equity securities held in its portfolio by utilizing the quotations of an independent pricing service, unless the Series’ investment advisor determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value each day.

     B. Repurchase Agreements:

Each Series, along with other affiliated entities of the investment advisor, may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Series’ investment advisor, subject to the seller’s agreement to repurchase and the Series agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are segregated at the custodian and, pursuant to the terms of the repurchase agreements, must have an aggregate market value greater than or equal to 102% for domestic securities and 105% for international securities of the repurchase price at all times. If the value of the underlying securities falls below the value of the repurchase price, the Series will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller

DIVERSIFIED INVESTORS PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

2. Significant Accounting Policies (continued)

defaults on its repurchase obligation, the Series maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

     C. Foreign Currency Translation:

The accounting records of each Series are maintained in US dollars. The market values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated to US dollars based on the prevailing exchange rates each business day. Income, expenses, purchases, and sales of investment securities denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred.

Each Series does not isolate realized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gains or losses on securities. Net realized gains and losses on foreign currency transactions represent net foreign exchange gains and losses on disposition of foreign currencies and foreign currency forward and spot contracts, and the difference between the amount of investment income receivable and foreign withholding taxes payable recorded on each Series’ books and the US dollar equivalent of amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities (other than investments in securities) and foreign currency forward and spot contracts, resulting from changes in the prevailing exchange rates.

     D. Foreign Currency Forward, Spot, and Cross Currency Contracts:

Each Series, with the exception of the Money Market Series, may enter into foreign currency forward contracts, spot, and cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with those series that participate in such contracts. A foreign currency forward contract is an agreement between two parties to buy and sell a currency at a set price on a future date. A spot contract is also an agreement to buy and sell a currency, but will settle within a week or less from the date it is entered into. The market value of a foreign currency forward, spot, or cross currency contract fluctuates with changes in forward currency exchange rates. Foreign currency forward, spot, and cross currency contracts are marked to market daily and the change in value is recorded by the Series as an unrealized foreign exchange gain or loss. When a foreign currency forward, spot, or cross currency contract is extinguished, through delivery or by entering into another offsetting foreign currency forward, spot, or cross currency contract, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Series’ Statement of Assets and Liabilities and Statement of Operations. In addition, the Series could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.

As of December 31, 2007, the Inflation-Protected Securities Series, Core Bond Series, Total Return Bond Series, Balanced Series, Equity Growth Series, and International Equity Series each had outstanding foreign currency forward contracts as listed in Note 8.

     E. Written Options:

Each Series, with the exception of the Money Market Series, may write or purchase options for the purpose of either hedging its exposure to the market fluctuations of the portfolio, or an individual security position. When a Series writes an option, an amount equal to the premium received by the Series is recorded as an asset and corresponding liability. The amount of the liability is adjusted daily to reflect the current market value of the written option and the change is recorded in a corresponding unrealized gain or loss account. These options are settled for cash and subject the Series to unknown risk of loss. The Series, however, are not subject to credit risk

DIVERSIFIED INVESTORS PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

2. Significant Accounting Policies (continued)

on written options, as the counterparty has already performed its obligation by paying the premium at the inception of the contract. When a written option expires on its stipulated expiration date, or when a closing transaction is entered into, the related liability is extinguished and the Series realizes a gain or loss contingent on whether the cost of the closing transaction exceeds the premium received when the option was written.

Transactions in options written for the year ended December 31, 2007 were as follows:

	Inflation-Protected
	Securities		Core Bond
	Number of		Number of
	Contracts	Premiums	Contracts	Premiums

Written call options outstanding at December 31, 2006	—	$—	34,200,000	$229,140
Call options written	16	10,035	217	123,969
Call options terminated in closing purchase transactions	(16)	(10,035)	(34,200,000)	(229,140)
Call options expire	—	—	—	—

Written call options outstanding at December 31, 2007	—	$—	217	$123,969

Written put options outstanding at December 31, 2006	—	$—	34,200,000	$372,780
Put options written	16	7,955	—	—
Put options terminated in closing purchase transactions	(16)	(7,955)	(34,200,000)	(372,780)
Put options expired	—	—	—	—

Written put options outstanding at December 31, 2007	—	$—	—	$—

	Total Return
	Bond		Balanced
	Number of		Number of
	Contracts	Premiums	Contracts	Premiums

Written call options outstanding at December 31, 2006	26	$6,964	42	$11,337
Call options written	473	239,229	260	124,950
Call options terminated in closing purchase transactions	(358)	(144,460)	(246)	(96,098)
Call options expire	—	—	—	—

Written call options outstanding at December 31, 2007	141	$101,733	56	$40,189

Written put options outstanding at December 31, 2006	51	$15,432	82	$24,809
Put options written	593	295,645	286	129,320
Put options terminated in closing purchase transactions	(526)	(214,542)	(325)	(118,875)
Put options expire	—	—	—	—

Written put options outstanding at December 31, 2007	118	$96,535	43	$35,254

     F. Futures Contracts:

Each Series, with the exception of the Money Market Series, may enter into futures contracts for the purpose of hedging its existing portfolio securities, or securities that the Series intends to purchase, against fluctuations in market value caused by changes in prevailing market or interest rates. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the daily market value of the contract.

DIVERSIFIED INVESTORS PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

2. Significant Accounting Policies (continued)

Variation margin payments are received or made by each Series each day, depending upon the daily fluctuations in the market value of the underlying instrument. Each Series recognizes an unrealized gain or loss equal to the daily variation margin. When the contract is closed, the Series records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the basis in the contract.

Should market conditions move unexpectedly, the Series may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. These contracts may involve market risk in excess of the unrealized gains or losses reflected in the Series’ Statement of Assets and Liabilities.

Use of long futures contracts subjects the Series to risk of loss in excess of amounts shown on the Statement of Assets and Liabilities up to the notional value of the futures contracts. Use of short futures contracts subjects the Series to unlimited risk of loss. The Series may enter into futures contracts on exchanges or boards of trade. In that case, the exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Series’ credit risk is limited to failure of the exchange or board of trade.

Open futures contracts as of December 31, 2007:

				Value as of	Net Unrealized
	Number of		Expiration	December 31,	Appreciation/
Series	Contracts	Description	Date	2007	(Depreciation)

Inflation-Protected Securities	9 Long	90 Day Euro Future	September 2008	$2,171,475	$1,611
	9 Long	US Long Bond Future	March 2008	1,047,375	7,108
	53 Long	US Treasury Note 2 Year Future	March 2008	11,143,250	10,283
	27 Long	US Treasury Note 5 Year Future	March 2008	2,977,593	19,588
	9 Short	90 Day Euro Future	September 2009	2,167,875	(729)
	53 Short	US Treasury Note 10 Year Future	March 2008	6,009,703	2,149

					$40,010

Core Bond	324 Long	90 Day Euro Future	September 2008	$78,173,100	$25,244
	174 Long	Euribor Future	March 2008	60,718,132	(57,244)
	179 Long	Euro Bobl Future	March 2008	28,248,648	(412,551)
	348 Long	Euro Bund Future	March 2008	57,549,622	(1,291,444)
	1,842 Long	US Treasury Note 10 Year Future	March 2008	208,865,531	358,692
	324 Short	90 Day Euro Future	September 2009	78,043,500	(196)
	285 Short	US Long Bond Future	March 2008	33,166,875	(59,634)
	3,888 Short	US Treasury Note 5 Year Future	March 2008	428,773,500	(1,522,289)

					$(2,959,422)

DIVERSIFIED INVESTORS PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

2. Significant Accounting Policies (continued)

				Value as of	Net Unrealized
	Number of		Expiration	December 31,	Appreciation/
Series	Contracts	Description	Date	2007	(Depreciation)

Total Return Bond	44 Long	90 Day Euro Future	March 2008	$10,534,150	$16,830
	32 Long	90 Day Euro Future	June 2008	7,700,400	123,040
	72 Long	90 Day Euro Future	September 2008	17,371,800	21,940
	94 Long	Euribor Future	June 2008	32,836,108	(81,886)
	144 Long	Euro Bund Future	March 2008	23,813,636	(479,796)
	133 Long	US Long Bond Future	March 2008	15,477,875	(158,438)
	103 Long	US Treasury Note 5 Year Future	March 2008	11,358,969	61,313
	11 Short	US Treasury Note 2 Year Future	March 2008	2,312,750	(5,555)
	371 Short	US Treasury Note 10 Year Future	March 2008	42,067,922	8,809

					$(493,743)

Balanced	21 Long	90 Day Euro Future	March 2008	$5,027,663	$7,045
	33 Long	90 Day Euro Future	June 2008	11,527,570	(28,746)
	23 Long	90 Day Euro Future	June 2008	5,534,663	71,635
	29 Long	90 Day Euro Future	September 2008	6,996,975	10,443
	5 Long	90 Day Euro Future	December 2008	1,207,875	4,100
	5 Long	90 Day Euro Future	March 2009	1,207,875	4,850
	5 Long	90 Day Euro Future	June 2009	1,206,375	4,975
	5 Long	90 Day Euro Future	September 2009	1,204,375	4,663
	58 Long	Euro Bund Future	March 2008	9,591,604	(193,310)
	55 Long	US Long Bond Future	March 2008	6,400,625	(54,658)
	11 Long	US Treasury Note 2 Year Future	March 2008	2,312,750	382
	62 Short	US Treasury Note 5 Year Future	March 2008	6,837,437	(13,654)
	140 Short	US Treasury Note 10 Year Future	March 2008	15,874,688	8,456

					$(173,819)

Growth & Income	1 Long	NASDAQ 100 Future	March 2008	$210,475	$(2,429)
	4 Long	S&P 500 Future	March 2008	1,477,200	(12,365)

					$(14,794)

Special Equity	9 Long	Russell 2000 Future	March 2008	$3,474,900	$84,130

The Inflation-Protected Securities Series, Core Bond Series, Total Return Bond Series, Balanced Series, Growth & Income Series, and Special Equity Series have segregated securities as collateral for their respective open futures contracts. The segregated securities are identified within each Series’ portfolio of investments. In addition, the Total Return Bond Series has segregated $2,055,237 of cash, and the Balanced Series has segregated $1,587,089 of cash as collateral for their respective open futures contracts.

     G. Swap Agreements:

Each Series, with the exception of the Money Market Series, may engage in various swap transactions, including interest rate, currency exchange rate, equity index, credit default and total return swap agreements, for hedging purposes, or as alternatives to direct investments.

DIVERSIFIED INVESTORS PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

2. Significant Accounting Policies (continued)

An interest rate swap involves a Series and another party, and each agrees to exchange interest earned with respect to a notional amount of principal. An interest rate swap typically involves the exchange of a fixed rate payment for a floating rate payment. A currency rate swap involves two parties who agree to sell each other a foreign currency, and commit to exchanging the principal amount at a specified future date. An equity index swap represents an exchange of cash flow streams, one typically based on a reference interest rate; the other on the performance of a stock or stock market index. A credit default swap involves the payment of a premium by a buyer for protection against a specified credit risk or event, such as a default. Should a default occur, the protection seller can either accept delivery of the defaulted security or pay the buyer a cash settlement. If a Series is a protection buyer and no event occurs, the Series may receive or recover nothing. If a Series is a protection seller, it will receive premium payments (if there is no event) and generally receives an upfront payment as well. A Series will only enter into credit default swaps with parties that meet certain levels of creditworthiness as assessed by the subadvisor. In a total return swap, one party receives interest payments on a referenced asset or index plus any capital gains and losses over the payment period, while the other receives a specified cash flow based on the same notional amount.

Swaps can expose a Series to credit or market risk due to unfavorable changes in interest rates or a change in value of underlying securities or indices. In addition, there is a possibility that there will not be a liquid market for the agreements, or that a counterparty may default on its obligation.

Premiums paid or received by a Series are recorded as unrealized appreciation/(depreciation) in the Statement of Operations. Contracts are marked-to-market daily based on valuations supplied by a dealer or broker. Changes in value, including accruals of periodic amounts of interest to be paid or received on swaps, are reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of the swap agreements. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

From time to time, a Series will receive cash as collateral pledged for various swap agreements from brokers. Upon receipt of the cash, the Series will, in turn, invest the collateral proceeds in short-term, highly liquid investments. At December 31, 2007, this amount had reached a cumulative total of $3,800,000 in the Core Bond Series. This cash collateral was invested in the repurchase agreement for the Core Bond Series.

During the year ended December 31, 2007, the Core Bond Series entered into swap agreements. The Core Bond Series entered into interest rate, credit default, and total return swaps.

DIVERSIFIED INVESTORS PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

2. Significant Accounting Policies (continued)

Outstanding swap agreements as of December 31, 2007:

Core Bond Series

Interest Rate Swaps:

	Payments Made by	Payments Received	Termination
Swap Counterparty	the Series	by the Series	Date	Notional Amount		Value

Citigroup Global Markets	3 month LIBOR	5.53% semi-annual	06/05/17	$17,800,000		$1,216,808
Citigroup Global Markets	3 month LIBOR	5.27% semi-annual	08/06/12	74,800,000		4,577,760
Citigroup Global Markets	3 month LIBOR	5.32% semi-annual	08/28/17	69,000,000		4,561,590
Citigroup Global Markets	5.64% semi-annual	3 month LIBOR	07/05/17	38,000,000		(3,513,959)
Citigroup Global Markets	3 month LIBOR	5.18% semi-annual	09/18/10	100,000,000		4,579,000
Citigroup Global Markets	3 month LIBOR	5.16% semi-annual	11/07/10	66,900,000		2,289,318
Citigroup Global Markets	3 month LIBOR	4.95% semi-annual	12/12/11	23,600,000		754,256
Citigroup Global Markets	3 month LIBOR	5.31% semi-annual	10/16/17	133,900,000		(6,817,023)
Deutsche Bank AG	3 month STIBOR	4.49% semi-annual	08/28/10	332,900,000	(1)	302,801
Deutsche Bank AG	5.78% semi-annual	3 month LIBOR	07/09/17	73,200,000		(7,560,681)
Deutsche Bank AG	4.98% semi-annual	3 month LIBOR	08/29/10	49,919,000		(1,996,261)
Deutsche Bank AG	3 month LIBOR	4.86% semi-annual	10/19/12	56,000,000		1,609,356
Deutsche Bank AG	3 month LIBOR	4.03% semi-annual	12/11/09	89,100,000		222,420
Goldman Sachs Capital Markets, LP	5.07% semi-annual	3 month LIBOR	04/30/09	63,300,000		(922,281)
Goldman Sachs Capital Markets, LP	3 month LIBOR	5.41% semi-annual	04/30/27	8,300,000		464,151
Goldman Sachs Capital Markets, LP	3 month LIBOR	5.50% semi-annual	07/12/12	220,000,000		15,578,200
Goldman Sachs Capital Markets, LP	3 month LIBOR	4.11% semi-annual	12/12/09	69,500,000		285,645
Wachovia Securities	3 month LIBOR	5.20% semi-annual	09/07/11	100,000,000		5,300,000

						$20,931,100

Total Return Swaps:

		Payments	Payments
	Referenced	Made by the	Received by	Termination	Notional
Swap Counterparty	Obligation	Series	the Series	Date	Amount	Value

Citigroup Global Markets	Lehman Collaterized Mortgage-Backed Securities US Investment-Grade 8.5+ Index	1.33% monthly	Lehman Collaterized Mortgage-Backed Securities US Investment-Grade 8.5+ Index + 70 bps.	02/01/08	$25,965,000	$477,683
Deutsche Bank AG	Lehman Collaterized Mortgage-Backed Securities US Investment-Grade 8.5+ Index	1.11% monthly	Lehman Collaterized Mortgage-Backed Securities US Investment-Grade 8.5+ Index + 73.1bps.	02/01/08	25,965,000	477,683

						$955,366

DIVERSIFIED INVESTORS PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

2. Significant Accounting Policies (continued)

Credit Default Swaps:

		Payments
	Referenced	Receivable by	Termination	Notional
Swap Counterparty	Obligation	the Series	Date	Amount	Value

Deutsche Bank AG	Lehman Brothers Holdings, Inc., 6.63%, 01/18/12	1.12% annual	09/20/12	$5,725,000	$(25,992)
Deutsche Bank AG	Lehman Brothers Holdings, Inc., 6.63%, 01/18/12	0.95% annual	09/20/12	2,010,000	(23,356)
Goldman Sachs Capital Markets, LP	Lehman Brothers Holdings, Inc., 6.63%, 01/18/12	1.20% annual	09/20/12	3,755,000	(4,581)

					$(53,929)

		Payments
	Referenced	Payable by	Termination	Notional
Swap Counterparty	Obligation	the Series	Date	Amount	Value

Deutsche Bank AG	iTraxx Europe Crossover Series 8, Version 1(3)	3.75% annual	12/20/12	23,000,000 (2)	$(524,942)

(1)	Notional amount expressed in Swedish Krona.
(2) Notional amount expressed in Euros.
(3) Premium received $345,011.

LIBOR—London Interbank Offered Rate.
STIBOR—Stockholm Interbank Offered Rate.

     H. Short Sales:

Each Series, with the exception of the Money Market Series, may sell securities short. A short sale is a transaction in which a Series sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Series is obligated to replace the borrowed securities at the market price at the time of replacement. The Series’ obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the custodian. In addition, the Series will consider the short sale to be a borrowing by the Series that is subject to the asset coverage requirements of the Investment Company Act of 1940, as amended. Short sales by the Series involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

     I. Dollar Rolls:

Each Series, with the exception of the Money Market Series, may enter into dollar rolls (principally using TBA’s) in which the Series sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities at an agreed-upon price on a fixed date. The Series accounts for such dollar rolls as purchases and sales and receives compensation as consideration for entering into the commitment to repurchase. The Series maintains liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that the Series is required to purchase may decline below the agreed upon repurchase price of those securities.

DIVERSIFIED INVESTORS PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

2. Significant Accounting Policies (continued)

The Core Bond Series, Total Return Bond Series, and Balanced Series had TBA dollar rolls outstanding as of December 31, 2007, which are included in receivable for securities sold and payable for securities purchased on the Statement of Assets and Liabilities.

     J. Loan Participations/Assignments:

Each Series, with the exception of the Money Market Series, may purchase participations/assignments in commercial loans. Such indebtedness may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Series to supply additional cash to the borrowers on demand. Loan participations/assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Series assume the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries. The Series may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. Loan participations typically represent direct participation in loans to corporate borrowers, and generally are offered by banks or other financial institutions or lending syndicates. The Series may participate in such syndications, or can buy a portion of the loans, becoming part lenders. Loans are often administered by agent banks acting as agents for all holders. The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless, under the terms of the loans or other indebtedness, a Series has direct recourse against the corporate borrowers, the Series may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

     • Unfunded Commitments:

At December 31, 2007, the High Yield Bond Series had the following unfunded loan commitment which could be extended at the option of the borrower:

Security Description	Amount

Community Health Systems, Inc.	$56,922

     K. Federal Income Taxes:

It is the Series’ policy to comply with the applicable provisions of the Internal Revenue Code. Therefore, no federal income tax provision is required.

Each Series may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Series will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

     L. Security Transactions and Investment Income:

Security transactions are accounted for on a trade date basis (the date the order to buy or sell is executed). Dividend income less foreign taxes withheld, if any, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Purchases of TBA, when-issued or delayed delivery securities may be settled a month or more after the trade date. Interest income is not accrued until settlement date.

All of the net investment income and realized and unrealized gains and losses from security transactions are determined on each valuation day and allocated pro rata among the investors in a Series at the time of such determination.

DIVERSIFIED INVESTORS PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

2. Significant Accounting Policies (continued)

     M. Operating Expenses:

The Series Portfolio accounts separately for the assets, liabilities and operations of each Series. Expenses directly attributable to a Series are charged to that Series, while expenses attributable to all Series are allocated among all Series based on their relative net assets, or another methodology that is appropriate based on the circumstances.

     N. Restricted and Illiquid Securities:

Each Series is permitted to invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

     O. Other:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

     P. In-Kind Redemption:

During the fiscal year ended December 31, 2006, the Special Equity Series delivered securities (redemption in-kind) in exchange for the redemption of units. The source of the redemption in-kind was three contractholders who were invested in an insurance company separate account established by MONY Life Insurance Company (“Separate Account”). The Separate Account invested all its assets in the Special Equity Series. Collectively, the value of the contractholders’ accounts represented 5.91% of the Special Equity Series at the time of the redemption. The financial statements of the Separate Account are not included in these financial statements. Cash and securities were transferred as detailed below:

	Total Value of Cash
Date	and Securities Transferred	Gain on Transfer

March 7, 2006	$80,105,926	$14,871,899

     Q. Recent Accounting Pronouncements:

In July 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing each Series’ tax return to determine whether the tax positions are “more likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006.

Implementation of FIN 48 requires management of the Series Portfolio to analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for exam by taxing authorities (i.e. the last 4 tax year ends and the interim tax period since then). No Series has any examination in progress and none are expected at this time.

DIVERSIFIED INVESTORS PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

2. Significant Accounting Policies (continued)

As of December 31, 2007, management of the Series Portfolio have reviewed all open tax years and major jurisdictions and concluded the adoption of FIN 48 resulted in no impact to any of the Series, net assets or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. Management of the Series Portfolio is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

In September 2006, FASB issued its new Standard No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principals and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15 2007, and earlier application is permitted.

As of December 31, 2007, management of the Series Portfolio does not expect the adoption of FAS 157 to impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

3. Fees and Transactions with Affiliates

Transamerica Financial Life Insurance Company, Inc. (“TFLIC”), a wholly-owned subsidiary of AEGON USA, Inc. (“AEGON”), is an affiliate of Transamerica Asset Management, Inc. (the “Advisor”/“TAM”). TAM is an indirect, wholly-owned subsidiary of AEGON USA, Inc. (“AEGON USA”). AEGON USA is a financial services holding company whose primary emphasis is life and health insurance and annuity and investment products. AEGON USA is an indirect, wholly-owned subsidiary of AEGON NV, a corporation based in the Netherlands which is a publicly traded international insurance group. TFLIC has sub-accounts which invest in the corresponding Series as follows:

Investment
TFLIC Sub-account	in Series

Money Market	6.63%
High Quality Bond	9.82
Inflation-Protected Securities	27.57
Core Bond	7.76
High Yield Bond	5.67
Balanced	31.21
Value & Income	18.31
Growth & Income	25.16
Equity Growth	15.71
Aggressive Equity	25.16
Mid-Cap Value	3.84
Mid-Cap Growth	0.55
Small-Cap Value	0.18
Special Equity	24.44
Small-Cap Growth	0.03
International Equity	11.99

The holders of each Series approved a new Investment Advisory Agreement between the Series Portfolio and the Advisor, which became effective on November 1, 2007. Prior to that date, the Advisor’s affiliate, Diversified Investment Advisors, Inc., served as the advisor to the Series Portfolio.

DIVERSIFIED INVESTORS PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

3. Fees and Transactions with Affiliates (continued)

The Advisor manages the assets of each Series of the Series Portfolio pursuant to the Investment Advisory Agreement with the Series Portfolio. Subject to such further policies as the Board of Trustees may determine, the Advisor provides general investment advice to each Series. For its services, the Advisor receives from each Series fees, accrued daily and payable monthly, at an annual rate equal to the percentages specified in the table below of the corresponding Series’ average daily net assets. The Advisor is currently waiving a portion of its investment advisory fees for certain Series. The investment advisory fees payable by the Series Portfolio under the new Investment Advisory Agreement did not change from the fees payable under the previous Investment Advisory Agreement with Diversified Investment Advisors.

For each Series, the Advisor or its predecessor has entered into Investment Subadvisory Agreements with the subadvisors listed in the table below (each a “Subadvisor”, collectively the “Subadvisors”). It is the responsibility of each Subadvisor to make the day-to-day investment decisions of the Series and to place the purchase and sales orders for securities transactions of such Series, subject in all cases to the general supervision of the Advisor. Payment of fees to the Subadvisors is the responsibility of the Advisor, and is not an additional expense of a Series.

		Advisor
Series	Series Subadvisor	Fee (%)

Money Market	GE Asset Management, Inc.	0.25
High Quality Bond	Merganser Capital Management, LP	0.35
Inflation-Protected Securities	BlackRock Financial Management, Inc.	0.35	(1)
Core Bond	BlackRock Financial Management, Inc.	0.35
Total Return Bond	Western Asset Management Company	0.35	(1)
	Western Asset Management Company, Ltd.
High Yield Bond	Eaton Vance Management	0.55
Balanced	Goldman, Sachs Asset Management, LP	0.45	(1)
	Western Asset Management Company
	Western Asset Management Company, Ltd.
Value & Income	TCW Investment Management Company	0.45	(1)
	AllianceBernstein, LP
Value	Hotchkis and Wiley Capital Management, LLC	0.50	(1)
Growth & Income	BlackRock Financial Management, Inc.	0.60	(1)
	Goldman, Sachs Asset Management, LP
	Aronson+Johnson+Ortiz, LP
Equity Growth	OFI Institutional Asset Management, Inc.	0.62	(1)
	Wellington Management Company, LLP
	Marsico Capital Management, LLC
Aggressive Equity	Turner Investment Partners, Inc.	0.77	(1)
Mid-Cap Value	Cramer Rosenthal McGlynn, LLC (CRM)	0.67	(1)
	LSV Asset Management
	RiverSource Investments, LLC
Mid-Cap Growth	Columbus Circle Investors	0.72	(1)
Small-Cap Value	OFI Institutional Asset Management, Inc.	0.82	(1)
	Mesirow Financial Investment Management, Inc.
Special Equity	Mazama Capital Management	0.80	(1)
	INVESCO Institutional (NA), Inc.
	Wellington Management Company, LLP
	RS Investment Management Company, LLC
Small-Cap Growth	Perimeter Capital Management	0.87	(1)
International Equity	LSV Asset Management	0.75	(1)
	Wellington Management Company, LLP

(1)	Advisor is currently voluntarily waiving a portion of its fee.

DIVERSIFIED INVESTORS PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

3. Fees and Transactions with Affiliates (continued)

For the year ended December 31, 2007, the Advisor has voluntarily undertaken to waive fees to the extent the expenses of a Series exceed the following expense caps (as a proportion of average daily net assets):

Series	Expense Cap

Money Market	30 basis points (b.p.)
High Quality Bond	40 b.p.
Inflation-Protected Securities	40 b.p.
Core Bond	40 b.p.
Total Return Bond	40 b.p.
High Yield Bond	60 b.p.
Balanced	50 b.p.
Value & Income	50 b.p.
Value	55 b.p.
Growth & Income	65 b.p.
Equity Growth	65 b.p.
Aggressive Equity	80 b.p.
Mid-Cap Value	70 b.p.
Mid-Cap Growth	75 b.p.
Small-Cap Value	85 b.p.
Special Equity	85 b.p.
Small-Cap Growth	90 b.p.
International Equity	90 b.p.

Certain trustees and officers of the Series Portfolio and of the funds that invest in the Series Portfolio are also directors, officers or employees of the Advisor or its affiliates. None of the non-independent trustees so affiliated receive compensation for services as trustees of the Series Portfolio or the funds that invest in the Series Portfolio. Similarly, none of the Series Portfolio officers receive compensation from the Series Portfolio. Aggregate remuneration earned by non-affiliated trustees of the Series Portfolio from the Series Portfolio for the year ended December 31, 2007 amounted to $309,118.

4. Securities Lending

Each Series may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least 102% for domestic securities and 105% for international securities of the market value of the securities on loan. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. As with other extensions of credit, the Series may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

During the term of the loan, a Series receives payments from borrowers equivalent to the dividends, interest, and any other distributions that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral in accordance with investment guidelines contained in the securities lending agreement. For loans secured by cash, each Series retains the interest on cash collateral investments but is required to pay the borrower a rebate for the use of the cash collateral. For loans secured by collateral other than cash, the borrower pays a securities loan fee to the lending agent.

Any compensation (net of related expenses) received by a Series for lending its securities, as described above, is reported on its respective Statement of Operations. This includes interest income on short term investments purchased with cash collateral received.

DIVERSIFIED INVESTORS PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

4. Securities Lending (continued)

At December 31, 2007, the Series loaned securities having market values as follows:

	Market	Cash Collateral
Series	Value	Received

High Quality Bond	$80,092,350	$81,761,901
Inflation-Protected Securities	14,835,045	15,142,100
Core Bond	20,076,444	20,483,129
Total Return Bond	23,638,667	24,138,321
Balanced	11,325,796	11,679,276
Value & Income	192,415,438	206,427,670
Value	8,013,400	8,440,760
Growth & Income	47,886,255	49,509,121
Equity Growth	103,223,785	106,513,377
Aggressive Equity	30,939,438	31,770,694
Mid-Cap Value	129,930,675	135,672,142
Mid-Cap Growth	44,940,888	46,035,620
Small-Cap Value	39,841,295	41,860,487
Special Equity	216,165,314	225,270,316
Small-Cap Growth	30,821,262	32,007,250
International Equity	144,064,880	150,909,501

DIVERSIFIED INVESTORS PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

4. Securities Lending (continued)

Each Series has invested the cash collateral received from securities loaned in the following short term securities:

	High	Inflation-		Total
	Quality	Protected	Core	Return		Value &
	Bond	Securities	Bond	Bond	Balanced	Income	Value

Abbey National PLC, Time Deposit, 5.16%, 01/07/08	$2,409,578	$446,249	$603,650	$711,373	$344,197	$6,083,561	$248,755
Abbey National PLC, Time Deposit, 5.00%, 01/09/08	1,721,127	318,748	431,180	508,123	245,854	4,345,400	177,682
ABN Amro Bank NV — New York Branch, Time Deposit, 5.15%, 01/03/08	1,376,901	254,999	344,944	406,498	196,683	3,476,321	142,146
ABN Amro Bank NV — New York Branch, Time Deposit, 5.16%, 01/04/08	1,376,901	254,999	344,944	406,498	196,683	3,476,321	142,146
ABN Amro Bank NV — New York Branch, Time Deposit, 5.19%, 01/04/08	1,721,127	318,748	431,180	508,123	245,854	4,345,400	177,682
Bank of Nova Scotia, Time Deposit, 5.15%, 01/03/08	688,451	127,499	172,472	203,249	98,342	1,738,160	71,073
Bank of Nova Scotia, Time Deposit, 4.96%, 01/17/08	1,721,127	318,748	431,180	508,123	245,854	4,345,400	177,682
Bank of Nova Scotia, Time Deposit, 4.85%, 01/22/08	1,721,127	318,748	431,180	508,123	245,854	4,345,400	177,682
Barclays Bank PLC, Time Deposit, 5.35%, 01/04/08	1,376,901	254,999	344,944	406,498	196,683	3,476,321	142,146
Barclays Bank PLC, Time Deposit, 5.00%, 01/22/08	688,451	127,499	172,472	203,249	98,342	1,738,160	71,073
Barclays Bank PLC, Time Deposit, 4.88%, 02/06/08	2,065,352	382,498	517,415	609,748	295,025	5,214,481	213,218
Barclays Bank PLC, Time Deposit, 5.15%, 02/12/08	688,451	127,499	172,472	203,249	98,342	1,738,160	71,073
BNP Paribas, Time Deposit, 5.15%, 01/02/08	1,032,676	191,249	258,708	304,874	147,513	2,607,240	106,609
BNP Paribas, Time Deposit, 5.20%, 01/11/08	2,065,352	382,498	517,415	609,748	295,025	5,214,481	213,218
BNP Paribas, Time Deposit, 5.01%, 01/16/08	1,376,901	254,999	344,944	406,498	196,683	3,476,321	142,146
Calyon, Time Deposit, 4.25%, 01/02/08	8,605,634	1,593,743	2,155,897	2,540,616	1,229,272	21,727,003	888,410
Calyon, Time Deposit, 5.12%, 03/03/08	1,721,127	318,748	431,180	508,123	245,854	4,345,400	177,682
Dexia SA, Time Deposit, 4.76%, 01/03/08	1,032,676	191,249	258,708	304,874	147,513	2,607,240	106,609
Dexia SA, Time Deposit, 4.82%, 01/04/08	1,721,127	318,748	431,180	508,123	245,854	4,345,400	177,682
Fifth Third Bancorp, Time Deposit, 2.75%, 01/02/08	1,721,127	318,748	431,180	508,123	245,854	4,345,400	177,682
Fortis Bank SA NV, Time Deposit, 4.30%, 01/02/08	3,442,254	637,497	862,359	1,016,247	491,709	8,690,801	355,364
Fortis Bank SA NV, Time Deposit, 4.60%, 01/07/08	3,442,254	637,497	862,359	1,016,247	491,709	8,690,801	355,364
HBOS Halifax Bank of Scotland, Time Deposit, 5.15%, 01/02/08	1,721,127	318,748	431,180	508,123	245,854	4,345,400	177,682
HBOS Halifax Bank of Scotland, Time Deposit, 4.87%, 02/11/08	1,376,901	254,999	344,944	406,498	196,683	3,476,321	142,146
JP Morgan Chase & Company, Time Deposit, 5.15%, 02/12/08	1,721,127	318,748	431,180	508,123	245,854	4,345,400	177,682
Lloyds TSB Bank PLC, Time Deposit, 5.15%, 01/03/08	1,376,901	254,999	344,944	406,498	196,683	3,476,321	142,146
Lloyds TSB Bank PLC, Time Deposit, 4.75%, 01/24/08	2,065,352	382,498	517,415	609,748	295,025	5,214,481	213,218
Rabobank Nederland, Time Deposit, 5.08%, 01/09/08	1,032,676	191,249	258,708	304,874	147,513	2,607,240	106,609
Rabobank Nederland, Time Deposit, 4.88%, 01/10/08	1,721,127	318,748	431,180	508,123	245,854	4,345,400	177,682
Reserve Primary Money Market Fund	3,098,029	573,747	776,122	914,622	442,538	7,821,721	319,828
Royal Bank of Scotland PLC, Time Deposit, 5.00%, 01/22/08	2,065,352	382,498	517,415	609,748	295,025	5,214,481	213,218
Royal Bank of Scotland PLC, Time Deposit, 4.83%, 02/05/08	1,376,901	254,999	344,944	406,498	196,683	3,476,321	142,146
Royal Bank of Scotland PLC, Time Deposit, 4.70%, 02/25/08	688,451	127,499	172,472	203,249	98,342	1,738,160	71,073
Societe Generale — New York Branch, Time Deposit, 5.15%, 01/02/08	1,032,676	191,249	258,708	304,874	147,513	2,607,240	106,609
Societe Generale — New York Branch, Time Deposit, 4.90%, 02/29/08	1,032,676	191,249	258,708	304,874	147,513	2,607,240	106,609
Societe Generale — New York Branch, Time Deposit, 5.15%, 03/03/08	1,032,676	191,249	258,708	304,874	147,513	2,607,240	106,609
Svenska Handlesbanken, Time Deposit, 4.25%, 01/02/08	6,720,771	1,244,671	1,683,698	1,984,153	960,028	16,968,209	693,824
Toronto Dominion Bank, Time Deposit, 5.10%, 01/10/08	2,065,352	382,498	517,415	609,748	295,025	5,214,481	213,218
Toronto Dominion Bank, Time Deposit, 5.05%, 01/11/08	688,451	127,499	172,472	203,249	98,342	1,738,160	71,073
Toronto Dominion Bank, Time Deposit, 4.80%, 02/11/08	2,065,352	382,498	517,415	609,748	295,025	5,214,481	213,218
UBS AG, Time Deposit, 4.92%, 01/11/08	2,409,578	446,249	603,650	711,373	344,197	6,083,561	248,755
Wells Fargo & Company, Floating Rate Note, 4.60%(1), 01/02/08	1,032,676	191,249	258,708	304,874	147,513	2,607,240	106,609
Wells Fargo & Company, Floating Rate Note, 4.75%(1), 01/08/08	1,721,127	318,748	431,180	508,123	245,854	4,345,400	177,682

	$81,761,901	$15,142,100	$20,483,129	$24,138,321	$11,679,276	$206,427,670	$8,440,760

Information pertaining to the investment of the cash collateral is shown on each Series’ Portfolio of Investments.

(1)	Variable Rate Security. The rate shown was in effect at December 31, 2007.

Growth &	Equity	Aggressive	Mid-Cap	Mid-Cap	Small-Cap	Special	Small-Cap	International
Income	Growth	Equity	Value	Growth	Value	Equity	Growth	Equity

$1,459,066	$3,139,020	$936,303	$3,998,348	$1,356,700	$1,233,655	$6,638,865	$943,275	$4,447,403
1,042,191	2,242,157	668,788	2,855,963	969,072	881,183	4,742,047	673,768	3,176,717
833,752	1,793,726	535,031	2,284,770	775,257	704,947	3,793,638	539,014	2,541,373
833,752	1,793,726	535,031	2,284,770	775,257	704,947	3,793,638	539,014	2,541,373
1,042,191	2,242,157	668,788	2,855,963	969,072	881,183	4,742,047	673,768	3,176,717
416,876	896,863	267,515	1,142,385	387,629	352,473	1,896,819	269,507	1,270,687
1,042,191	2,242,157	668,788	2,855,963	969,072	881,183	4,742,047	673,768	3,176,717
1,042,191	2,242,157	668,788	2,855,963	969,072	881,183	4,742,047	673,768	3,176,717
833,752	1,793,726	535,031	2,284,770	775,257	704,947	3,793,638	539,014	2,541,373
416,876	896,863	267,515	1,142,385	387,629	352,473	1,896,819	269,507	1,270,687
1,250,629	2,690,589	802,546	3,427,156	1,162,886	1,057,420	5,690,457	808,521	3,812,060
416,876	896,863	267,515	1,142,385	387,629	352,473	1,896,819	269,507	1,270,687
625,314	1,345,294	401,273	1,713,578	581,443	528,710	2,845,228	404,261	1,906,030
1,250,629	2,690,589	802,546	3,427,156	1,162,886	1,057,420	5,690,457	808,521	3,812,060
833,752	1,793,726	535,031	2,284,770	775,257	704,947	3,793,638	539,014	2,541,373
5,210,952	11,210,785	3,343,941	14,279,815	4,845,358	4,405,915	23,710,236	3,368,839	15,883,583
1,042,191	2,242,157	668,788	2,855,963	969,072	881,183	4,742,047	673,768	3,176,717
625,314	1,345,294	401,273	1,713,578	581,443	528,710	2,845,228	404,261	1,906,030
1,042,191	2,242,157	668,788	2,855,963	969,072	881,183	4,742,047	673,768	3,176,717
1,042,191	2,242,157	668,788	2,855,963	969,072	881,183	4,742,047	673,768	3,176,717
2,084,381	4,484,314	1,337,576	5,711,926	1,938,143	1,762,366	9,484,094	1,347,536	6,353,433
2,084,381	4,484,314	1,337,576	5,711,926	1,938,143	1,762,366	9,484,094	1,347,536	6,353,433
1,042,191	2,242,157	668,788	2,855,963	969,072	881,183	4,742,047	673,768	3,176,717
833,752	1,793,726	535,031	2,284,770	775,257	704,947	3,793,638	539,014	2,541,373
1,042,191	2,242,157	668,788	2,855,963	969,072	881,183	4,742,047	673,768	3,176,717
833,752	1,793,726	535,031	2,284,770	775,257	704,947	3,793,638	539,014	2,541,373
1,250,629	2,690,589	802,546	3,427,156	1,162,886	1,057,420	5,690,457	808,521	3,812,060
625,314	1,345,294	401,273	1,713,578	581,443	528,710	2,845,228	404,261	1,906,030
1,042,191	2,242,157	668,788	2,855,963	969,072	881,183	4,742,047	673,768	3,176,717
1,875,943	4,035,883	1,203,819	5,140,734	1,744,328	1,586,130	8,535,684	1,212,782	5,718,089
1,250,629	2,690,589	802,546	3,427,156	1,162,886	1,057,420	5,690,457	808,521	3,812,060
833,752	1,793,726	535,031	2,284,770	775,257	704,947	3,793,638	539,014	2,541,373
416,876	896,863	267,515	1,142,385	387,629	352,473	1,896,819	269,507	1,270,687
625,314	1,345,294	401,273	1,713,578	581,443	528,710	2,845,228	404,261	1,906,030
625,314	1,345,294	401,273	1,713,578	581,443	528,710	2,845,228	404,261	1,906,030
625,314	1,345,294	401,273	1,713,578	581,443	528,710	2,845,228	404,261	1,906,030
4,069,615	8,755,325	2,611,529	11,152,155	3,784,095	3,440,903	18,517,062	2,630,973	12,404,654
1,250,629	2,690,589	802,546	3,427,156	1,162,886	1,057,420	5,690,457	808,521	3,812,060
416,876	896,863	267,515	1,142,385	387,629	352,473	1,896,819	269,507	1,270,687
1,250,629	2,690,589	802,546	3,427,156	1,162,886	1,057,420	5,690,457	808,521	3,812,060
1,459,066	3,139,020	936,303	3,998,348	1,356,700	1,233,655	6,638,865	943,275	4,447,403
625,314	1,345,294	401,273	1,713,578	581,443	528,710	2,845,228	404,261	1,906,030
1,042,191	2,242,157	668,788	2,855,963	969,072	881,183	4,742,047	673,768	3,176,717

$49,509,121	$106,513,377	$31,770,694	$135,672,142	$46,035,620	$41,860,487	$225,270,316	$32,007,250	$150,909,501

DIVERSIFIED INVESTORS PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

5. Purchases and Sales of Investments

The aggregate cost of investments purchased and proceeds from sales or maturities (excluding short-term securities) for the year ended December 31, 2007 were as follows:

		Cost of	Proceeds
Series		Purchases	From Sales

High Quality Bond	US Government Obligations	$180,642,583	$56,354,047
	Other	275,673,627	429,881,961
Inflation-Protected Securities	US Government Obligations	462,321,002	461,663,022
	Other	14,082,380	24,885,934
Core Bond	US Government Obligations	11,175,320,355	11,448,604,541
	Other	663,658,794	534,649,592
Total Return Bond	US Government Obligations	1,774,039,592	1,616,402,954
	Other	180,320,154	36,777,146
High Yield Bond	Other	510,553,169	488,610,097
Balanced	US Government Obligations	668,419,248	690,214,665
	Other	201,423,324	249,295,843
Value & Income	Other	1,041,862,106	1,306,366,020
Value	Other	138,729,072	79,399,394
Growth & Income	Other	1,053,518,911	1,312,019,958
Equity Growth	Other	3,096,032,206	3,482,908,610
Aggressive Equity	Other	509,006,293	561,602,307
Mid-Cap Value	Other	728,964,090	697,499,586
Mid-Cap Growth	Other	463,678,619	518,385,874
Small-Cap Value	Other	198,596,251	234,724,014
Special Equity	Other	1,058,249,488	1,273,470,251
Small-Cap Growth	Other	238,985,651	241,265,747
International Equity	Other	2,457,051,139	2,478,954,861

6. Legal Matters and Regulatory Proceedings

On December 12, 2003, the Series Portfolio received a copy of a complaint (the “Complaint”) filed in the United States Bankruptcy Court for the Southern District of New York styled Enron Corp. v. J.P. Morgan Securities, Inc. et al. The Complaint names as defendants the Inflation-Protected Securities Portfolio (formerly, the Intermediate Government Bond Portfolio) and the Value & Income Portfolio (the “Subject Portfolios”) and alleges that Enron Corp. (“Enron”) transferred to the defendants, including the Subject Portfolios, over $1 billion in the aggregate for the purpose of prepaying certain commercial paper issued by Enron (the “Notes”) and held by the defendants prior to the filing by Enron for bankruptcy protection under Chapter 11 of Title 11 of the Bankruptcy Code (the “Bankruptcy Code”). The Complaint seeks to hold the defendants, including the Subject Portfolios, liable for these transfers as preferential transfers or as fraudulent transfers under the Bankruptcy Code. Although the Complaint does not specify the amount of each transfer in dispute, it appears that the sale by the Inflation-Protected Securities Portfolio of approximately $2.4 million of the Notes on or about October 30, 2001 and the sale by the Value & Income Portfolio of approximately $10.3 million of the Notes on or about October 30, 2001 are in dispute. The Complaint seeks to require the Subject Portfolios to repay to Enron the full amounts of these transfers, in which event the Subject Portfolios would be granted unsecured claims against the Enron bankruptcy estate in the amounts of the repayments. The Subject Portfolios moved to dismiss all counts of the Complaint, contending, among other things, that section 546(e) of the

DIVERSIFIED INVESTORS PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

6. Legal Matters and Regulatory Proceedings (continued)

Bankruptcy Code provides a complete defense. The Bankruptcy Court denied the motion on July 1, 2005. Accordingly, the Subject Portfolios filed an answer to the Complaint on July 29, 2005. Fact discovery closed on September 21, 2007; expert discovery is underway. Expert depositions commenced on January 31, 2008. The Subject Portfolios and their counsel have reviewed the Subject Portfolios’ records concerning the factual background of the allegations in the Complaint, and have considered remaining potential defenses to the allegations in the Complaint. Because expert discovery is still ongoing, the Subject Portfolios are unable to predict whether Enron will prevail, in whole or in part, in its claims against the Subject Portfolios, and therefore have not recorded a liability in the financial statements for any potential loss. Though the Subject Portfolios continue to defend against the allegations made against them in the Complaint, it should be noted that certain other similarly situated defendants have chosen to settle the claims raised against them.

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisors. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting the Series’ investment advisor, TAM, and certain affiliates and former employees of TAM, the SEC staff has indicated that it is likely to take some action against TAM and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any such action brought against TAM and/or its affiliates is difficult to assess at the present time, the Series currently believe that the likelihood that any such action will have a material adverse impact is remote. It is important to note that the Series are not aware of any allegation of wrongdoing against them and their Board at the time this annual report is printed. Although it is not anticipated that these developments will have an adverse impact on the Series, there can be no assurance at this time. TAM and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TAM will take such actions that it deems necessary or appropriate to continue providing management services to the Series and to bring all matters to an appropriate conclusion.

TAM and/or its affiliates, and not the Series, will bear the costs regarding the regulatory matters.

7. Concentrations and Indemnifications

Some Series may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the year. Such concentrations may subject the Series to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices more volatile than those of comparable US securities.

As of December 31, 2007, the Value Series, Equity Growth Series, and Aggressive Equity Series invested approximately 11.91%, 14.02%, and 11.17% respectively, of its portfolio in issuers outside the United States.

As of December 31, 2007, substantially all of the International Equity Series’ net assets consist of securities of issuers that are denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities.

As of December 31, 2007, the International Equity Series invested approximately 10.40%, 12.02%, and 17.58%, respectively, of its portfolio in issuers in France, Japan, and United Kingdom, respectively.

The ability of the issuers of debt, asset-backed and mortgage-backed securities to meet their obligations may be affected by the economic and political developments in a specific industry or region. The value of asset-backed and mortgage-backed securities can be significantly affected by changes in interest rates or rapid principal payments including prepayments.

DIVERSIFIED INVESTORS PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

7. Concentrations and Indemnifications (continued)

Credit risk is measured by the loss a Series would record if its counter-parties failed to perform pursuant to the terms of their obligations to the Series. Since certain Series enter into various types of debt obligations including private placements, swap agreements, forward currency contracts, spot contracts, forward commitments and over-the-counter options, credit exposure exists with counterparties.

In the normal course of business, the Series Portfolio enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Series Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Series Portfolio that have not yet occurred. However, based on experience, the Series Portfolio expects the risk of loss to be remote.

8. Foreign Currency Forward, Spot and Cross Currency Contracts

At December 31, 2007, the Inflation-Protected Securities Series, Core Bond Series, Total Return Bond Series, Balanced Series, Equity Growth Series, and International Equity Series had entered into foreign currency forward, spot and cross currency contracts which contractually obligate each portfolio to deliver/receive currency at specified future dates. The open contracts were as follows:

					Net Unrealized
	Foreign	In Exchange	Settlement	Value	Appreciation/
	Currency	For	Date	at 12/31/07	(Depreciation)

Inflation-Protected Securities
Purchase Contracts:
British Pound Sterling	22,700	$45,239	01/02/08	$45,187	$(52)
Canadian Dollar	18,803	19,257	01/02/08	19,051	(206)
Euro	53,907	79,268	01/02/08	78,815	(453)

Total					$(711)

Sale Contracts:
Euro	96,588	$136,865	01/23/08	$141,266	$(4,401)
Euro	68,317	98,928	01/23/08	99,918	(990)

Total					$(5,391)

Core Bond
Purchase Contracts:
Euro	3,353,574	$4,972,556	01/23/08	$4,904,833	$(67,723)
Mexican Peso	135,680,400	12,563,000	01/23/08	12,414,905	(148,095)

Total					$(215,818)

Sale Contracts:
Euro	613,966	$902,805	01/02/08	$897,648	$5,157
Euro	5,220,000	7,396,740	01/23/08	7,634,609	(237,869)
Mexican Peso	132,746,891	12,208,183	01/23/08	12,146,486	61,697
Mexican Peso	2,933,509	272,370	01/23/08	268,419	3,951
New Zealand Dollar	5,545,961	4,240,131	01/23/08	4,258,342	(18,211)

Total					$(185,275)

DIVERSIFIED INVESTORS PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

8. Foreign Currency Forward, Spot and Cross Currency Contracts (continued)

					Net Unrealized
	Foreign	In Exchange	Settlement	Value	Appreciation/
	Currency	For	Date	at 12/31/07	(Depreciation)

Total Return Bond
Sale Contracts:
British Pound Sterling	999,000	$2,027,021	02/12/08	$1,986,419	$40,602
Euro	2,542,619	3,625,545	02/12/08	3,719,735	(94,190)

Total					$(53,588)

Balanced
Sale Contracts:
British Pound Sterling	555,000	$1,126,123	02/12/08	$1,103,566	$22,557
Euro	1,040,391	1,483,504	02/12/08	1,522,045	(38,541)

Total					$(15,984)

Equity Growth
Purchase Contracts:
British Pound Sterling	220,359	$438,774	01/03/08	$438,646	$(128)

Sale Contracts:
Japanese Yen	113,521,180	$1,005,698	01/08/08	$1,016,280	$(10,582)

International Equity
Purchase Contracts:
British Pound Sterling	208,407	$415,951	01/02/08	$414,855	$(1,096)
British Pound Sterling	321,504	640,172	01/03/08	639,986	(186)
British Pound Sterling	51,074	102,287	01/04/08	101,666	(621)
Swiss Franc	95,123	83,626	01/03/08	84,020	394
Swiss Franc	216,202	191,906	01/07/08	191,003	(903)

Total					$(2,412)

Sale Contracts:
Euro	851,828	$1,245,901	01/02/08	$1,245,416	$485
Euro	815,877	1,199,910	01/03/08	1,192,853	7,057
South African Rand	7,891,502	1,120,713	01/02/08	1,154,682	(33,969)

Total					$(26,427)

DIVERSIFIED INVESTORS PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

8. Foreign Currency Forward, Spot and Cross Currency Contracts (continued)

International Equity (continued)

				Net Unrealized
	Settlement	Purchase	Sale Current	Appreciation/
	Date	Current Value	Value	(Depreciation)

Foreign Cross Currency Contracts:
Purchase/Sale
British Pound Sterling/Japanese Yen	01/04/08	$673,781	$680,398	$(6,617)
British Pound Sterling/Japanese Yen	01/04/08	626,249	624,875	1,374
British Pound Sterling/Swiss Franc	01/03/08	47,533	47,973	(440)
British Pound Sterling/Swiss Franc	01/03/08	47,533	47,395	138
British Pound Sterling/Swiss Franc	01/03/08	47,533	47,513	20
Euro/Swiss Franc	01/03/08	600,573	604,583	(4,010)
Euro/Swiss Franc	01/03/08	600,573	601,821	(1,248)
Euro/Swiss Franc	01/03/08	600,573	600,874	(301)

Total				$(11,084)

DIVERSIFIED INVESTORS PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

9. Financial Highlights

	Ratios to Average Net Assets
			Net	Net Investment
For the		Net Expenses	Investment	Income (Loss)			Net Assets,
Year	Net	(Net of	Income	(Net of	Portfolio		End of	Total
Ended	Expenses	Reimbursements)	(Loss)	Reimbursements)	Turnover		Year	Return

Money Market
12/31/2007	0.28%	0.28%	5.01%	5.01%	N/A		$1,050,796,105	5.17%
12/31/2006	0.28	0.28	4.77	4.77	N/A		925,940,609	4.86
12/31/2005	0.28	0.28	2.97	2.97	N/A		765,777,258	3.00
12/31/2004	0.28	0.28	1.17	1.17	N/A		809,352,385	1.17
12/31/2003	0.28	0.28	1.11	1.11	N/A		799,572,598	1.11

High Quality Bond
12/31/2007	0.38	0.38	4.38	4.38	56%		833,291,239	5.34
12/31/2006	0.38	0.38	4.03	4.03	55		817,623,186	4.38
12/31/2005	0.39	0.39	3.25	3.25	58		788,399,166	1.95
12/31/2004	0.38	0.38	2.96	2.96	48		690,594,378	1.48
12/31/2003	0.38	0.38	3.19	3.19	50		622,748,334	2.34

Inflation-Protected Securities
12/31/2007	0.42	0.40	5.24	5.26	340		149,013,396	10.16
12/31/2006	0.41	0.40	4.49	4.50	525		150,681,168	3.48
12/31/2005	0.40	0.40	3.45	3.45	756		261,106,523	1.34
12/31/2004	0.42	0.40	2.46	2.48	554		256,502,651	1.59
12/31/2003	0.38	0.38	2.91	2.91	392		265,519,988	1.60

Core Bond
12/31/2007	0.38	0.38	4.81	4.81	503	(a)	2,248,879,516	6.67
12/31/2006	0.38	0.38	4.50	4.50	487	(a)	2,077,821,449	4.17
12/31/2005	0.39	0.39	3.99	3.99	1,003	(a)	2,052,893,035	2.38
12/31/2004	0.39	0.39	3.62	3.62	885	(a)	1,655,367,885	4.65
12/31/2003	0.39	0.39	3.52	3.52	922	(a)	1,468,787,007	4.64

Total Return Bond
12/31/2007	0.41	0.40	5.04	5.05	521	(a)	390,287,496	3.81
12/31/2006	0.50	0.40	4.64	4.74	470	(a)	120,636,427	4.96
12/31/2005(1)	0.55 *	0.40 *	3.93 *	4.08 *	327	(a)	70,072,859	2.35

High Yield Bond
12/31/2007	0.58	0.58	7.97	7.97	96		538,727,018	2.02
12/31/2006	0.59	0.59	7.86	7.86	93		502,330,056	11.99
12/31/2005	0.60	0.60	7.74	7.74	68		416,027,255	3.34
12/31/2004	0.60	0.60	8.06	8.06	80		351,772,536	10.32
12/31/2003	0.61	0.60	9.07	9.08	136		282,700,774	27.91

Balanced
12/31/2007	0.52	0.50	2.85	2.87	226	(a)	318,635,183	1.79
12/31/2006	0.53	0.50	2.69	2.72	224	(a)	381,648,801	11.74
12/31/2005	0.54	0.50	2.21	2.25	367	(a)	410,747,655	5.59
12/31/2004	0.52	0.50	2.19	2.21	338	(a)	419,726,689	8.31
12/31/2003	0.51	0.50	2.15	2.16	377	(a)	434,085,832	17.69

DIVERSIFIED INVESTORS PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

9. Financial Highlights (continued)

	Ratios to Average Net Assets
			Net	Net Investment
For the		Net Expenses	Investment	Income (Loss)		Net Assets,
Year	Net	(Net of	Income	(Net of	Portfolio	End of	Total
Ended	Expenses	Reimbursements)	(Loss)	Reimbursements)	Turnover	Year	Return

Value & Income
12/31/2007	0.48%	0.48%	1.68%	1.68%	30%	$3,165,024,775	(1.75)%
12/31/2006	0.48	0.48	1.47	1.47	31	3,538,943,726	20.68
12/31/2005	0.48	0.48	1.38	1.38	89	3,018,060,297	6.88
12/31/2004	0.48	0.48	1.79	1.79	44	2,705,463,322	12.91
12/31/2003	0.47	0.47	1.91	1.91	70	2,198,085,735	26.52

Value
12/31/2007	0.56	0.55	1.50	1.51	57	141,565,926	(11.06)
12/31/2006	0.71	0.55	1.26	1.42	74	101,282,906	15.44
12/31/2005(1)	1.18 *	0.55 *	1.15 *	1.78 *	21	35,138,512	9.47

Growth & Income
12/31/2007	0.64	0.64	1.08	1.08	101	903,261,821	2.11
12/31/2006	0.63	0.63	1.11	1.11	73	1,159,020,245	11.77
12/31/2005	0.64	0.64	0.96	0.96	79	1,178,758,869	7.12
12/31/2004	0.64	0.64	1.22	1.22	184	1,135,948,434	10.79
12/31/2003	0.63	0.63	1.02	1.02	100	1,063,389,332	24.16

Equity Growth
12/31/2007	0.65	0.65	0.61	0.61	129	2,444,760,853	12.25
12/31/2006	0.64	0.64	0.43	0.43	84	2,526,917,456	4.12
12/31/2005	0.65	0.65	0.34	0.34	76	2,587,382,061	7.18
12/31/2004	0.65	0.65	0.68	0.68	129	2,290,559,947	7.75
12/31/2003	0.65	0.65	0.34	0.34	61	1,975,636,700	26.48

Aggressive Equity
12/31/2007	0.81	0.80	(0.17)	(0.16)	134	427,372,994	28.50
12/31/2006	0.81	0.80	(0.18)	(0.17)	147	382,667,908	6.46
12/31/2005	0.81	0.80	(0.15)	(0.14)	187	382,129,060	8.20
12/31/2004	0.95	0.94	(0.49)	(0.48)	252	397,726,867	12.14
12/31/2003	1.01	1.00	(0.61)	(0.60)	165	371,333,010	28.12

Mid-Cap Value
12/31/2007	0.70	0.70	1.37	1.37	69	998,177,210	2.62
12/31/2006	0.71	0.70	1.16	1.17	80	936,974,205	18.33
12/31/2005	0.72	0.70	1.26	1.28	112	641,531,538	9.77
12/31/2004	0.71	0.70	0.78	0.79	147	414,710,679	25.47
12/31/2003	0.75	0.70	0.51	0.56	156	216,193,119	41.63

Mid-Cap Growth
12/31/2007	0.75	0.75	(0.23)	(0.23)	152	337,188,904	30.42
12/31/2006	0.75	0.75	(0.31)	(0.31)	151	309,909,061	2.17
12/31/2005	0.76	0.75	(0.39)	(0.38)	142	282,950,442	13.42
12/31/2004	0.79	0.75	(0.33)	(0.29)	223	210,100,872	15.38
12/31/2003	0.81	0.75	(0.37)	(0.31)	100	165,747,874	26.91

DIVERSIFIED INVESTORS PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

9. Financial Highlights (continued)

	Ratios to Average Net Assets
			Net	Net Investment
For the		Net Expenses	Investment	Income (Loss)		Net Assets,
Year	Net	(Net of	Income	(Net of	Portfolio	End of	Total
Ended	Expenses	Reimbursements)	(Loss)	Reimbursements)	Turnover	Year	Return

Small-Cap Value
12/31/2007	0.87%	0.85%	1.34%	1.36%	94%	$185,136,605	(7.74)%
12/31/2006	0.87	0.85	0.25	0.27	105	236,316,718	9.64
12/31/2005	0.88	0.85	0.07	0.10	143	218,749,221	(4.70)
12/31/2004	0.89	0.85	0.27	0.31	42	172,735,949	21.75
12/31/2003	0.94	0.85	1.19	1.28	40	100,887,458	41.10

Special Equity
12/31/2007	0.84	0.84	0.58	0.58	97	950,197,463	(4.49)
12/31/2006	0.85	0.85	0.29	0.29	86	1,211,556,459	11.77
12/31/2005	0.85	0.85	0.09	0.09	92	1,296,671,909	10.53
12/31/2004	0.84	0.84	0.15	0.15	103	1,227,530,742	12.63
12/31/2003	0.85	0.85	(0.02)	(0.02)	103	1,270,601,125	43.96

Small-Cap Growth
12/31/2007	0.92	0.90	(0.44)	(0.42)	144	166,817,321	8.64
12/30/2006	1.04	0.90	(0.43)	(0.29)	173	155,003,004	8.71
12/31/2005	0.98	0.90	(0.49)	(0.41)	183	132,903,534	0.55
12/31/2004	0.97	0.90	(0.58)	(0.51)	84	108,429,152	11.94
12/31/2003	1.02	0.90	(0.29)	(0.17)	81	83,589,643	39.31

International Equity
12/31/2007	0.87	0.87	2.25	2.25	110	2,264,061,514	11.69
12/31/2006	0.87	0.87	1.78	1.78	81	2,101,152,473	27.31
12/31/2005	0.88	0.88	2.03	2.03	94	1,721,786,149	11.20
12/31/2004	0.87	0.87	1.85	1.85	171	1,401,617,944	19.66
12/31/2003	0.86	0.86	1.11	1.11	23	1,049,033,896	33.52

(a)	Portfolio turnover calculation includes effect of buying and selling TBA securities used in dollar roll transactions. Refer to Note 2I.

*	Annualized.

(1)	Commencement of Operations, May 6, 2005.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Owners of Beneficial Interests
of the Diversified Investors Portfolios:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market Portfolio, High Quality Bond Portfolio, Inflation-Protected Securities Portfolio, Core Bond Portfolio, Total Return Bond Portfolio, High Yield Bond Portfolio, Balanced Portfolio, Value & Income Portfolio, Value Portfolio, Growth & Income Portfolio, Equity Growth Portfolio, Aggressive Equity Portfolio, Mid-Cap Value Portfolio, Mid-Cap Growth Portfolio, Small-Cap Value Portfolio, Special Equity Portfolio, Small-Cap Growth Portfolio and International Equity Portfolio (constituting the Diversified Investors Portfolios, hereafter referred to as the “Portfolios”) at December 31, 2007, the results of each of their operations for the year then ended, and the changes in each of their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolios’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York
February 28, 2008

DIVERSIFIED INVESTORS PORTFOLIOS
APPROVAL OF INVESTMENT ADVISORY CONTRACTS

December 31, 2007
(Unaudited)

Transamerica Asset Management, Inc. (“TAM”) manages the assets of each series of Diversified Investors Portfolios (each, a “Portfolio”) pursuant to an Investment Advisory Agreement (the “Advisory Agreement”) with Diversified Investors Portfolios. For each Portfolio, TAM or its predecessor has entered into an Investment Subadvisory Agreement (each, a “Subadvisory Agreement”) with one or more Subadvisors.

Approval of TAM Advisory Agreement

At a meeting of the Board of Trustees of Diversified Investors Portfolios held on August 10, 2007, the Board reviewed and considered a proposed Advisory Agreement between TAM and Diversified Investors Portfolios, on behalf of each applicable Portfolio, to determine whether the agreement should be approved for an initial two-year period. Pursuant to the Advisory Agreement, TAM would replace Diversified Investment Advisors, Inc. (“Diversified”) to provide or procure investment management services on behalf of each Portfolio. Following their review and consideration, the Board members determined that the Advisory Agreements would enable holders of the Portfolios to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its holders. The Board, including all of the Board members who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party to the Advisory Agreement (the “Independent Board Members”), unanimously approved the Advisory Agreements to appoint TAM as investment advisor to the Portfolios.

In reaching their decisions, the Board members requested and obtained from TAM and Diversified such information as they deemed reasonably necessary to evaluate the proposed Advisory Agreements. In considering the Advisory Agreements, the Board members evaluated a number of factors and considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.

The Board, including the Independent Board Members, considered, among other things, the following factors: (i) both TAM and Diversified rendered comparable “manager of managers” services to mutual funds and were part of the same group of companies; (ii) a number of Diversified personnel with expertise in the areas of investment management, fund administration and fund accounting would become personnel of TAM or other related fund service providers and would continue to serve the Portfolios; (iii) the terms and conditions of the Advisory Agreements, including the difference from the then-current Advisory Agreements with Diversified (the “Prior Advisory Agreements”); (iv) the fact that each Portfolio’s advisory fees would remain the same under the Advisory Agreements; (v) the nature, scope and quality of services that TAM was expected to provide to the Portfolios, including compliance services; (vi) both Diversified and TAM were indirect, wholly-owned subsidiaries of AEGON, N.V., a Netherlands corporation that is a publicly traded international insurance group, both are part of the AEGON Group of Companies, and the appointment of TAM as investment advisor to the Portfolios would permit the Portfolios to have access to the primary investment management and fund administration service provider in the AEGON Group of Companies; (vii) each of the investment subadvisors and portfolio management teams to the Portfolios as well as each of the investment objectives, strategies and risks of the Portfolios would not change as a result of TAM becoming the investment advisor to the Portfolios and, accordingly, the day-to-day investment activities of the Portfolios were expected to remain substantially the same; (viii) the appointment of TAM as investment advisor to the Portfolios would be effected at no cost to the Portfolios or their holders; (ix) Diversified would continue to render various services to retirement plans investing in the Portfolios or funds which invest in the Portfolios; and (x) that earlier in 2007 the Board had performed a full annual review of the Prior Advisory Agreements and the subadvisory agreements for the Portfolios as required by the Investment Company Act of 1940, as amended (the “1940 Act”).

The Board members evaluated all information available to them on a Portfolio-by-Portfolio basis, and their determinations were made separately in respect of each Portfolio. The Board members also based their decisions

DIVERSIFIED INVESTORS PORTFOLIOS
APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Continued)

December 31, 2007
(Unaudited)

on the following considerations, among others, although they did not identify any that was all-important or controlling of their discussions, and each Board member attributed different weights to the various factors.

The nature, extent and quality of the services expected to be provided by TAM to the Portfolios.  The Board Members considered the nature and quality of the services expected to be provided by TAM and compared those services to those provided by Diversified. They concluded that TAM was capable of providing high quality services to the Portfolios, as indicated by the nature and quality of services provided by TAM to the complex of registered investment companies that were managed by TAM (the “TAM Fund Family”) and the past performance of these funds, TAM’s management capabilities demonstrated with respect to the other mutual funds it managed, and the experience, capability and integrity of TAM’s senior management, financial resources and management oversight process. The Board Members noted that key Diversified personnel responsible for the Portfolios would remain involved with the Portfolios as they would become personnel of TAM or other affiliated fund service providers. The Board members also concluded that TAM proposed to provide investment and related services that were appropriate in scope and extent in light of the Portfolios’ operations, and the competitive landscape of the investment company industry and investor needs.

The investment performance of the Portfolios.  TAM had not yet served as investment advisor to the Portfolios and therefore had no historical performance related to the Portfolios for the Boards to review. However, the Board examined the performance of funds managed by TAM with investment objectives, strategies and “manager of managers” arrangements comparable to those of the Portfolios. The Board noted that those and other funds managed by TAM had generally performed competitively to benchmark indexes and mutual fund peers (as determined by Lipper Inc.). On the basis of the Board’s assessment of the nature, extent and quality of advisory services expected to be provided or procured by TAM, the Board concluded that TAM was capable of generating a level of investment performance that would be satisfactory and competitive with other investment companies, and also determined that TAM’s performance record with respect to the TAM Fund Family indicated that its management of the Portfolios was likely to benefit all the Portfolios and their holders.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information regarding TAM’s projected costs of procuring portfolio management services, as well as the costs of provision of administration, fund accounting and other services to the Portfolios and to the TAM Fund Family as a whole. With regard to the advisory fees and total expenses of the Portfolios, the Board Members noted that the advisory fees and expense ratios of the Portfolios were expected to remain the same as a result of TAM’s appointment, and that TAM has undertaken to maintain any expense limitation and fee waiver arrangements currently in place for each of the Portfolios. The Board members also reviewed and considered information relating to the costs of the services provided to the Portfolios and the resulting potential profitability to TAM and its affiliates of the relationship with the Portfolios, and determined that the same were reasonable and fair, and consistent with the best interests of holders.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolios grow.  The Board noted that there were no breakpoints applicable to the Portfolios’ current advisory fees. However, the Board concluded that the Portfolios’ advisory fees appropriately reflected the Portfolios’ size, the economic environment for TAM, and the competitive nature of the investment company market. The Board members noted that they would have the opportunity to periodically reexamine whether the Portfolios have achieved economies of scale under the management of TAM, and the appropriateness of management fees payable to TAM, in the future. The Board members recognized that TAM may realize economies of scale based on certain consolidations and synergies of operations.

Benefits to TAM or its affiliates from their relationship with the Portfolios.  The Board concluded that other fall-out benefits derived by TAM and its affiliates from their relationships with the Portfolios would be

DIVERSIFIED INVESTORS PORTFOLIOS
APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Continued)

December 31, 2007
(Unaudited)

reasonable and fair, and consistent with industry practice and the best interests of the Portfolios and their holders. The Board noted that TAM would not realize “soft dollar” benefits from its relationship with the Portfolios. In addition, the Board members determined that any administration and fund accounting fees to be paid by the Portfolios to affiliates of TAM were reasonable, fair and in the best interests of holders in light of the nature and quality of the services provided, the associated costs to these affiliates of providing the services, the impact of the costs of such services on the Portfolios’ overall operating expenses, the necessity of the services for the Portfolios’ operations, and the fact that they were identical to those currently paid by the Portfolios to their current service providers.

Other considerations.  The Board noted that the AEGON Group of Companies had indicated its intention to consolidate its investment advisory and oversight operations in TAM, and concluded that retention of TAM would best ensure continuity of management of the Portfolios and offered potential scale efficiencies and marketing advantages in the future, which could benefit the Portfolios and their holders. The Board determined that TAM was committed to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Portfolios in a professional manner that would be consistent with the best interests of the Portfolios and their holders. In this regard, the Board members noted TAM’s compliance program, including policies and procedures with respect to oversight of the portfolio management activities of subadvisors to be employed by TAM to manage certain Portfolios. The Board members also determined that TAM would make a significant entrepreneurial commitment to the management and success of the Portfolios, reflected by, among other things, TAM’s expense limitation and fee waiver arrangements with respect to the Portfolios, the retention of certain Diversified personnel to help ensure continuity of management, and the steps it would be taking to integrate the Portfolios in the TAM Fund Family.

After requesting and reviewing such information as they deemed necessary and discussing the same during meetings conducted by the Independent Board Members without management, TAM or Diversified personnel being present, the Board concluded that the proposed Advisory Agreements were in the best interests of the applicable Portfolios and their holders. Accordingly, each Board determined to recommend that the holders of each Portfolio approve the Advisory Agreement applicable to such Portfolio. At a meeting held on October 30, 2007, each Advisory Agreement was approved by holders of the applicable Portfolio.

Approval of New Investment Subadvisory Agreement

During the six-month period ended December 31, 2007, the Board considered approval of a new Investment Subadvisory Agreement with Marsico Capital Management LLC (“Marsico”), on behalf of the Equity Growth Portfolio (the “New Subadvisory Agreement”). On June 14, 2007, Thomas F. Marsico, Marsico’s founder and Chief Executive Officer, and a company controlled by Mr. Marsico, Marsico Parent Company, LLC, entered into a definitive agreement with Bank of America Corporation to buy back ownership of Marsico from a Bank of America subsidiary (referred to as the Transaction). Marsico had become a 50% owned subsidiary of Bank of America in 1999, and Bank of America acquired ownership of the remaining 50% of Marsico in 2001. Bank of America’s interest in Marsico was held through its ownership of Marsico Management Holdings, LLC. Mr. Marsico’s reasons for undertaking the repurchase Transaction stemmed primarily from Marsico’s successful growth, and its desire to preserve its autonomy.

The Transaction constituted an “assignment” (within the meaning of the 1940 Act) which resulted in the termination of the subadvisory agreement with Marsico (referred to as the Prior Subadvisory Agreement). The Board met on August 21, 2007, prior to the close of the Transaction, and approved the New Subadvisory Agreement with Marsico following a presentation by the Portfolios’ advisor and representatives of Marsico. The New Subadvisory Agreement took effect on December 14, 2007 upon the closing of the Transaction. Discussed below are some of the material factors considered by the Board in approving the New Subadvisory Agreement.

DIVERSIFIED INVESTORS PORTFOLIOS
APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Continued)

December 31, 2007
(Unaudited)

The Board considered information with respect to Marsico, the rationale, structure and results of the Transaction and whether the New Subadvisory Agreement was in the best interests of the Portfolio and its holders of beneficial interests. The Board considered that all of Marsico’s investment strategies had outperformed their primary benchmarks since inception.

The Board considered that the Portfolio’s portfolio management team was not expected to change as a result of the Transaction. The Board also noted that, other than the effective and termination dates, the New Subadvisory Agreement was substantially identical to the Prior Subadvisory Agreement, which the Board had recently renewed. In its deliberations, the Board also considered information that had been received by the Board in its most recent approval of the Old Subadvisory Agreement, in addition to information provided in connection with the Board’s evaluation of the terms and conditions of the New Subadvisory Agreement.

Based upon its review and the representations made to it, the Board, including all of the Independent Board Members, concluded that (a) the terms of the New Subadvisory Agreement were reasonable, fair and in the best interests of the Portfolio and its holders of beneficial interests, and (b) the fees provided in the New Subadvisory Agreement were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality. Accordingly, after consideration of the above factors, and such other factors and information as it deemed relevant, the Board, including all of the Independent Board Members, approved the New Subadvisory Agreement.

No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the New Subadvisory Agreement, and each Board Member attributed different weight to the various factors. The Independent Board Members discussed the proposed approval of the New Subadvisory Agreement in private sessions with their independent legal counsel at which no representatives of the advisor or Marsico were present.

DIVERSIFIED INVESTORS PORTFOLIOS
MANAGEMENT OF THE TRUST
(Unaudited)

Trustees and Officers

The Trust is governed by a Board of Trustees. Subject to the supervision of the Board of Trustees, the assets of each portfolio are managed by an investment advisor and sub-advisors, and the respective portfolio managers. The Board of Trustees is responsible for managing the business and affairs of the Trust and oversees the operation of the Trust by its officers. It also reviews the management of the portfolios’ assets by the investment advisor and sub-advisors. Information about the Trustees and Officers of the Trust is as follows:

				Number of
				Funds
				in Fund
		Length of		Complex
	Position(s)	Time	Principal Occupation(s)	Overseen	Other Board
Name, Address*** and Age	Held	Served*	During Past Five Years	by Trustee	Memberships

Independent Trustees :**
Leo J. Hill (DOB: 3/27/56)	Trustee	Since 2007	Principal, Advisor Network Solutions, LLC (business consulting) (2006 to present); Trustee, Diversified Investors Portfolios (“DIP”), The Diversified Investors Funds Group (“DIFG”), The Diversified Investors Funds Group II (“DIFG II”) and Diversified Investors Strategic Variable Funds (“DISVF”) (2007 to present); Trustee, Transamerica IDEX Mutual Funds (“TA IDEX”) (2002 to present); Director, Transamerica Income Shares, Inc. (“TIS”) (2002 to present); Trustee, AEGON/Transamerica Series Trust (“ATST”) (2001 to present); Owner and President, Prestige Automotive Group (2001 to 2005); President, L. J. Hill & Company (1999 to present)	160	None
Neal M. Jewell (DOB: 2/12/35)	Trustee	Since 1993	Retired (2004 to present); Trustee, TA IDEX and ATST (2007 to present); Director, TIS (2007 to present); Trustee, DIP, DIFG, DIFG II and DISVF (1993 to present); Independent Trustee, EAI Select Managers Equity Fund (mutual fund) (1996 to 2004).	160	None
Russell A. Kimball, Jr. (DOB: 8/17/44)	Trustee	Since 2007	Trustee, DIP, DIFG, DIFG II and DISVF (2007 to present); Trustee, TA IDEX (2002 to present); Director, TIS (2002 to present); Trustee, ATST (1986 to present); General Manager, Sheraton Sand Key Resort (1975 to present).	160	None
Eugene M. Mannella (DOB: 2/1/54)	Trustee	Since 1993	Self-employed consultant (2006 to present); President, Arapain Partners LLC (limited purpose broker-dealer) (1998 to present); Trustee, TA IDEX and ATST (2007 to present); Director, TIS (2007 to present); Trustee, DIP, DIFG, DIFG II and DISVF (1993 to present); President, International Fund Services (alternative asset administration) (1993 to 2005).	160	None

DIVERSIFIED INVESTORS PORTFOLIOS
MANAGEMENT OF THE TRUST (Continued)
(Unaudited)

				Number of
				Funds
				in Fund
		Length of		Complex
	Position(s)	Time	Principal Occupation(s)	Overseen	Other Board
Name, Address*** and Age	Held	Served*	During Past Five Years	by Trustee	Memberships

Norm R. Nielsen (DOB: 5/11/39)	Trustee	Since 2007	Retired (2005 to present); Trustee, DIP, DIFG, DIFG II and DISVF (2007 to present); Trustee, TA IDEX (2006 to present); Director, TIS (2006 to present); Trustee, ATST (2006 to present); Director, Iowa City Area Development (1996 to 2004); Director, Iowa Health Systems (1994 to 2003); Director, U.S. Bank (1987 to 2006); President, Kirkwood Community College (1979 to 2005).	160	Buena Vista University Board of Trustees (2004 to present)
Joyce Galpern Norden (DOB: 6/1/39)	Trustee	Since 1993	Retired (2004 to present); Trustee, TA IDEX and ATST (2007 to present); Director, TIS (2007 to present); Trustee, DIP (2002 to present); Trustee, DIFG, DIFG II, and DISVF (1993 to present); Vice President, Institutional Advancement, Reconstructionist Rabbinical College (1996 to 2004).	160	Board of Governors, Reconstructionist Rabbinical College (2007 to present)
Patricia L. Sawyer (DOB: 7/1/50)	Trustee	Since 1993	Trustee, TA IDEX and ATST (2007 to present); Director, TIS (2007 to present); Trustee, DIP, DIFG, DIFG II, and DISVF (1993 to present); President and Executive Search Consultant, Smith & Sawyer LLC (consulting) (1989 to present).	160	None
John W. Waechter (DOB: 2/25/52)	Trustee	Since 2007	Trustee, DIP, DIFG, DIFG II and DISVF (2007 to present); Trustee, TA IDEX (2005 to present); Director, TIS (2004 to present); Trustee, ATST (2004 to present); employee, RBC Dain Rauscher (securities dealer) (March 2004 to May 2004); Executive Vice President, Chief Financial Officer and Chief Compliance Officer, William R. Hough & Co. (securities dealer) (1979 to 2004); Treasurer, The Hough Group of Funds (1993 to 2004).	160	None

DIVERSIFIED INVESTORS PORTFOLIOS
MANAGEMENT OF THE TRUST (Continued)
(Unaudited)

Number of
Funds
in Fund
		Length of		Complex
	Position(s)	Time	Principal Occupation(s)	Overseen	Other Board
Name, Address*** and Age	Held	Served*	During Past Five Years	by Trustee	Memberships

Interested Trustee:****
John K. Carter (DOB: 4/24/61)	Trustee	Since 2007	President and Chief Executive Officer, DIP, DIFG, DIFG II and DISVF (August 2007 to present); Trustee, DIP, DIFG, DIFG II, and DISVF (October 2007 to present); Trustee (September 2006 to present), President and Chief Executive Officer (July 2006 to present), Senior Vice President (1999 to June 2006), Chief Compliance Officer, General Counsel and Secretary (1999 to August 2006), TA IDEX; Trustee (September 2006 to present), President and Chief Executive Officer (July 2006 to present), Senior Vice President (1999 to June 2006), Chief Compliance Officer, General Counsel and Secretary (1999 to August 2006), ATST; Director (September 2006 to present), President and Chief Executive Officer (July 2006 to present), Senior Vice President (2002 to June 2006), General Counsel, Secretary and Chief Compliance Officer (2002 to August 2006), TIS; President and Chief Executive Officer (July 2006 to present), Senior Vice President (1999 to June 2006), Director (2000 to present), General Counsel and Secretary (2000 to August 2006), Chief Compliance Officer (2004 to August 2006), TAM; President and Chief Executive Officer (July 2006 to present), Senior Vice President (1999 to June 2006), Director (2001 to present), General Counsel and Secretary (2001 to August 2006), (“TFS”); Vice President, AFSG Securities Corporation (2001 to present); Chief Executive Officer (July 2006 to present), Vice President, Secretary and Chief Compliance Officer (2003 to August 2006), Transamerica Investors, Inc. (“TII”); Senior Vice President, General Counsel and Secretary, Transamerica Index Funds, Inc. (2002 to 2004); Vice President, Transamerica Investment Services, Inc. (“TISI”) (2003 to 2005) and Transamerica Investment Management, LLC (“TIM”) (2001 to 2005).	160	None

DIVERSIFIED INVESTORS PORTFOLIOS
MANAGEMENT OF THE TRUST (Continued)
(Unaudited)

Length of
		Time	Principal Occupation(s)
Name, Address*** and Age	Position(s) Held	Served†	During the Past Five Years

Officers
John K. Carter (DOB: 4/24/61)	Chief Executive Officer and President	Since 2007	See the table above.
Dennis P. Gallagher (DOB: 12/19/70)	Vice President, General Counsel and Secretary	Since 2007	Vice President, General Counsel and Secretary, TA IDEX, ATST and TIS (September 2006 to present); Vice President, General Counsel and Secretary, DIP, DIFG, DIFG II and DISVF (August 2007 to present); Vice President and Secretary, TII (September 2006 to present); Director, Senior Vice President, General Counsel and Secretary, TAM and TFS (September 2006 to present); Director, Deutsche Asset Management (1998 to 2006).
Elizabeth L. Belanger (DOB: 1/7/72)	Deputy General Counsel, Assistant Secretary and Conflicts of Interest Officer	Since 2005	Deputy General Counsel, Assistant Secretary and Conflicts of Interest Officer, TII (November 2007 to present); Deputy General Counsel, Assistant Secretary and Conflicts of Interest Officer, TA IDEX, ATST and TIS (July 2007 to present); Deputy General Counsel and Conflicts of Interest Officer (August 2007 to present), Assistant Secretary (August 2005 to present), DIP, DIFG, DIFG II and DISVF; Vice President and Senior Counsel, Diversified (with Diversified since 2005); Director, TFLIC (April 2006 to present); Director of Compliance, Domini Social Investments LLC (November 2003 to May 2005); Associate, Bingham McCutchen LLP (September 1997 to October 2003).
Joseph P. Carusone (DOB: 9/8/65)	Vice President, Treasurer and Principal Financial Officer	Since 2001	Vice President, Treasurer and Principal Financial Officer, TII (November 2007 to present); Vice President, Treasurer and Principal Financial Officer, TA IDEX, ATST and TIS (July 2007 to present); Vice President (August 2007 to present), Treasurer and Principal Financial Officer (2001 to present), DIP, DIFG, DIFG II and DISVF; Senior Vice President, Diversified (since 1999); President, Diversified Investors Securities Corp. (“DISC”) (February 2007 to present); Director, TFLIC (2004 to present).

DIVERSIFIED INVESTORS PORTFOLIOS
MANAGEMENT OF THE TRUST (Continued)
(Unaudited)

Length of
		Time	Principal Occupation(s)
Name, Address*** and Age	Position(s) Held	Served†	During the Past Five Years

Christopher A. Staples (DOB: 8/14/70)	Vice President and Chief Investment Officer	Since 2004	Vice President and Chief Investment Officer, TII (November 2007 to present); Vice President (July 2007 to present), Chief Investment Officer (June 2007 to present), Senior Vice President (June 2007 to July 2007), Senior Vice President — Investment Management (July 2006 to June 2007), Vice President — Investment Management (2004 to July 2006), TA IDEX, ATST and TIS; Vice President and Chief Investment Officer, DIP, DIFG, DIFG II and DISVF (August 2007 to present); Director, TAM and TFS (2005 to present); Assistant Vice President, Raymond James & Associates (1999 to 2004).
Rick Resnik (DOB: 1/24/67)	Chief Compliance Officer	Since 2004	Chief Compliance Officer, TA IDEX, ATST, and TIS (January 2008 to present); Chief Compliance Officer, DIP, DIFG, DIFG II and DISVF (2004 to present); Vice President and Chief Compliance Officer, Diversified (with Diversified since 1998); Director, Vice President and Chief Compliance Officer, DISC (June 1999 to present)
Michael A. Masson (DOB: 1/21/71)	Assistant Treasurer	Since 2007	Assistant Treasurer, TII (November 2007 to present); Assistant Treasurer (July 2007 to present), Assistant Vice President (2005 to present), TA IDEX, ATST and TIS; Assistant Treasurer, DIP, DIFG, DIFG II and DISVF (August 2007 to present); Assistant Vice President, ATST and TIS (2005 to present); Assistant Vice President, TII (2005 to present); Assistant Vice President, TFS and TAM(2005 to present); Assistant Vice President, JPMorgan Chase & Co. (1999 to 2005).
Suzanne Valerio-Montemurro (DOB: 8/13/64)	Assistant Treasurer	Since 2002	Assistant Treasurer, the Trust (November 2007 to present); Assistant Treasurer, TA IDEX, ATST and TIS (July 2007 to present); Assistant Treasurer, DIP, DIFG, DIFG II and DISVF (August 2002 to present); Vice President, Diversified (with Diversified since 1998).

*	Each Trustee shall hold office until: 1) his or her successor is elected and qualified or 2) he or she resigns or his or her term as a Trustee is terminated in accordance with the by-laws.

**	Independent trustee (“Independent Trustee”) means a trustee who is not an “interested person” (as defined under the 1940 Act) of the Trust (the “Independent Trustees”).

***	The mailing address of each Trustee and Officer is c/o Secretary of the Funds, 570 Carillon Parkway, St. Petersburg, Florida 33716.

****	May be deemed an “interested person” (as that term is defined in Section 2(a)(19) of the 1940 Act) of the Trust because of his employment with the Advisor or an affiliate of the Advisor.

†	If an officer has held offices for different Funds for different periods of time, the earliest applicable date is shown.

DIVERSIFIED INVESTORS PORTFOLIOS
INVESTOR MEETING RESULTS
(Unaudited)

There was a special meeting of holders of the Diversified Investors Portfolios held at 4 Manhattanville Road, Purchase, New York 10577 on October 30, 2007. At the meeting, the proposals listed below were approved. The following is a report of the total votes cast by the holders of the Diversified Investors Portfolios.

Proposal	For	Withheld
To elect a New Board
Leo J. Hill	16,771,509,294.29	493,516,670.11
Russell A. Kimball, Jr.	16,771,486,651.29	493,539,931.83
Norm R, Nielsen	16,773,445,963.27	491,619,347.84
John W. Waechter	16,771,157,901.91	493,886,309.74
Neal M. Jewell	16,763,798,109.04	501,271,445.17
Eugene M. Mannella	16,766,090,516.56	498,972,526.06
Joyce Galpern Norden	16,764,446,775.44	500,637,295.90
Patricia L. Sawyer	16,774,759,729.96	490,292,431.34
John K. Carter	16,774,142,457.13	490,912,965.64

Proposal	For	Against	Abstain
To approve a new Investment Advisory Agreement with Transamerica Asset Management, Inc.
Aggressive Equity Portfolio	344,170,744.52	2,753,008.39	1,926,549.31
Balanced Portfolio	349,285,392.05	2,423,932.02	2,680,449.03
Core Bond Portfolio	2,045,560,919.26	3,761,557.84	89,515,945.16
Equity Growth Portfolio	2,192,819,674.12	6,100,365.54	81,180,820.58
Growth & Income Portfolio	965,484,863.70	5,972,251.84	2,759,694.84
High Quality Bond Portfolio	837,248,152.78	2,362,893.22	4,229,082.65
High Yield Bond Portfolio	535,900,061.17	2,151,990.41	2,587,917.93
Inflation-Protected Securities Portfolio	132,692,036.91	1,642,175.98	372,778.70
International Equity Portfolio	2,083,725,989.74	5,172,032.56	58,852,676.92
Mid-Cap Growth Portfolio	290,159,067.94	0.00	28,633.40
Mid-Cap Value Portfolio	990,577,001.45	3,089,039.46	14,388,975.76
Money Market Portfolio	970,065,207.44	3,680,378.63	30,550,696.17
Small-Cap Growth Portfolio	162,068,049.77	3,928.10	1,473.04
Small-Cap Value Portfolio	197,097,849.80	11,904.46	49,205.09
Special Equity Portfolio	1,012,482,800.47	3,250,101.77	23,533,258.46
Total Return Bond Portfolio	315,827,522.95	173,053.87	13,909,246.39
Value & Income Portfolio	3,185,147,756.58	13,060,974.38	130,091,216.24
Value Portfolio	142,368,523.33	163,081.80	9,994.90

DIVERSIFIED INVESTORS PORTFOLIOS
INVESTOR MEETING RESULTS (Continued)
(Unaudited)

Proposal	For	Against	Abstain
To approve an amendment to the Declaration of Trust	16,730,414,592.57	77,028,001.65	457,501,673.89

Proposal	For	Against	Abstain
To approve a change to the fundamental investment policy relating to borrowing
Aggressive Equity Portfolio	344,123,120.91	2,534,725.95	2,192,022.01
Balanced Portfolio	349,256,608.69	2,295,795.28	2,836,084.39
Core Bond Portfolio	2,042,800,831.85	5,286,933.86	90,757,325.87
Equity Growth Portfolio	2,190,747,225.01	7,283,514.77	82,063,454.21
Growth & Income Portfolio	964,368,616.74	6,010,178.17	3,839,308.77
High Quality Bond Portfolio	837,189,394.68	2,452,901.70	4,194,948.54
High Yield Bond Portfolio	535,420,261.71	2,579,794.62	2,642,029.87
Inflation-Protected Securities Portfolio	130,710,449.11	3,517,484.74	479,057.74
International Equity Portfolio	2,080,347,187.51	6,936,281.48	60,460,542.74
Mid-Cap Growth Portfolio	290,125,662.31	32,212.57	31,019.52
Mid-Cap Value Portfolio	988,280,060.36	3,587,879.38	16,181,556.55
Money Market Portfolio	968,668,767.96	4,978,376.69	30,642,161.05
Small-Cap Growth Portfolio	162,064,612.67	8,838.24	0.00
Small-Cap Value Portfolio	196,997,058.73	161,900.61	0.00
Special Equity Portfolio	1,011,679,520.93	4,191,709.66	23,394,930.09
Total Return Bond Portfolio	315,648,901.48	194,585.85	14,066,335.88
Value & Income Portfolio	3,180,163,265.49	18,488,191.76	129,637,433.55
Value Portfolio	142,357,902.52	155,886.94	28,521.16

Proposal	For	Against	Abstain
To approve a change to the fundamental investment policy relating to senior securities
Aggressive Equity Portfolio	345,369,188.99	1,528,306.99	1,953,702.49
Balanced Portfolio	349,099,234.15	2,612,464.74	2,678,074.20
Core Bond Portfolio	2,043,755,500.11	3,560,478.63	91,529,753.86
Equity Growth Portfolio	2,192,474,489.60	5,614,793.83	82,003,363.10
Growth & Income Portfolio	964,771,372.89	5,649,446.46	3,795,991.02

DIVERSIFIED INVESTORS PORTFOLIOS
INVESTOR MEETING RESULTS (Continued)
(Unaudited)

Proposal	For	Against	Abstain
High Quality Bond Portfolio	837,590,792.67	2,075,915.29	4,170,536.97
High Yield Bond Portfolio	535,802,198.27	1,872,018.41	2,964,752.83
Inflation-Protected Securities Portfolio	131,462,399.05	2,778,312.82	466,822.63
International Equity Portfolio	2,080,739,614.60	6,526,954.53	60,470,553.30
Mid-Cap Growth Portfolio	290,156,681.83	0.00	31,019.52
Mid-Cap Value Portfolio	990,818,966.87	1,001,843.17	16,228,686.26
Money Market Portfolio	968,913,886.92	3,977,249.34	31,398,169.44
Small-Cap Growth Portfolio	162,069,522.81	3,928.10	0.00
Small-Cap Value Portfolio	197,097,849.80	61,109.54	0.00
Special Equity Portfolio	1,012,018,053.72	3,773,926.01	23,477,520.65
Total Return Bond Portfolio	315,663,409.13	180,078.19	14,066,335.88
Value & Income Portfolio	3,180,810,825.24	17,925,927.11	129,569,748.20
Value Portfolio	142,377,799.16	87,597.89	76,913.57

Proposal	For	Against	Abstain
To approve a change to the fundamental investment policy relating to underwriting
Aggressive Equity Portfolio	345,310,326.07	1,540,868.41	1,998,674.40
Balanced Portfolio	348,530,210.99	2,490,647.84	3,367,629.53
Core Bond Portfolio	2,042,737,398.13	4,292,727.13	91,815,607.34
Equity Growth Portfolio	2,192,268,527.75	5,678,612.82	82,140,641.82
Growth & Income Portfolio	964,362,415.12	5,804,122.96	4,050,272.29
High Quality Bond Portfolio	837,501,487.42	2,033,814.32	4,305,110.76
High Yield Bond Portfolio	535,620,030.55	1,867,825.98	3,152,112.97
Inflation-Protected Securities Portfolio	131,427,570.75	2,783,830.81	495,590.04
International Equity Portfolio	2,078,171,577.91	8,976,500.09	60,587,886.56
Mid-Cap Growth Portfolio	290,128,048.43	0.00	60,845.97
Mid-Cap Value Portfolio	990,840,959.87	968,602.91	16,242,693.70
Money Market Portfolio	968,955,978.58	3,987,830.24	31,342,028.37
Small-Cap Growth Portfolio	162,064,612.67	3,928.10	4,910.13
Small-Cap Value Portfolio	197,092,294.38	61,109.54	5,555.41

DIVERSIFIED INVESTORS PORTFOLIOS
INVESTOR MEETING RESULTS (Continued)
(Unaudited)

Proposal	For	Against	Abstain
Special Equity Portfolio	1,012,257,497.38	3,440,971.06	23,572,183.87
Total Return Bond Portfolio	315,692,145.02	180,078.19	14,037,600.00
Value & Income Portfolio	3,178,889,099.24	18,677,984.90	130,714,451.30
Value Portfolio	142,362,127.98	106,183.44	73,999.21

Proposal	For	Against	Abstain
To approve a change to the fundamental investment policy relating to real estate
Aggressive Equity Portfolio	345,216,499.21	1,753,305.63	1,880,064.02
Balanced Portfolio	348,403,423.31	2,604,535.63	3,381,814.16
Core Bond Portfolio	2,043,139,277.68	5,556,702.09	90,036,752.83
Equity Growth Portfolio	2,192,874,490.82	5,235,717.46	81,974,224.53
Growth & Income Portfolio	964,256,754.14	5,989,080.29	3,976,278.99
High Quality Bond Portfolio	837,381,022.14	2,332,567.15	4,126,539.36
High Yield Bond Portfolio	535,572,754.70	2,239,047.31	2,828,167.50
Inflation-Protected Securities Portfolio	131,489,172.67	2,807,086.49	411,275.33
International Equity Portfolio	2,079,592,001.35	9,416,404.20	58,735,606.17
Mid-Cap Growth Portfolio	290,166,226.29	20,281.99	2,386.12
Mid-Cap Value Portfolio	990,469,649.12	3,074,235.49	14,508,371.87
Money Market Portfolio	968,957,042.28	4,761,430.60	30,570,872.33
Small-Cap Growth Portfolio	162,069,522.81	3,437.09	0.00
Small-Cap Value Portfolio	197,097,849.80	61,109.54	5,555.41
Special Equity Portfolio	1,012,181,604.60	3,959,221.08	23,126,486.94
Total Return Bond Portfolio	315,647,785.50	224,437.71	14,037,600.00
Value & Income Portfolio	3,178,966,807.30	20,882,650.63	128,449,663.90
Value Portfolio	142,371,365.70	106,183.44	64,761.48

Proposal	For	Against	Abstain
To approve a change to the fundamental investment policy relating to making loans
Aggressive Equity Portfolio	344,408,664.37	2,427,095.05	2,015,439.06
Balanced Portfolio	348,338,239.83	3,300,929.56	2,749,318.97

DIVERSIFIED INVESTORS PORTFOLIOS
INVESTOR MEETING RESULTS (Continued)
(Unaudited)

Proposal	For	Against	Abstain
Core Bond Portfolio	2,042,472,864.53	5,485,633.59	90,877,875.50
Equity Growth Portfolio	2,190,467,033.24	7,558,666.92	82,068,493.84
Growth & Income Portfolio	963,650,160.57	6,359,389.67	4,209,976.58
High Quality Bond Portfolio	837,236,495.80	2,387,962.86	4,215,386.14
High Yield Bond Portfolio	535,314,517.61	2,679,320.37	2,646,131.52
Inflation-Protected Securities Portfolio	130,697,419.52	3,534,836.04	475,278.93
International Equity Portfolio	2,077,085,931.73	10,136,376.94	60,520,545.19
Mid-Cap Growth Portfolio	290,169,805.47	9,544.47	9,544.47
Mid-Cap Value Portfolio	988,186,154.96	3,687,364.16	16,178,737.36
Money Market Portfolio	968,445,825.88	5,098,332.36	30,745,147.46
Small-Cap Growth Portfolio	162,069,522.81	3,437.09	0.00
Small-Cap Value Portfolio	197,002,614.15	156,345.19	0.00
Special Equity Portfolio	1,010,683,188.32	5,011,892.66	23,574,419.40
Total Return Bond Portfolio	315,639,484.03	224,437.71	73,999.21
Value & Income Portfolio	3,175,032,102.46	22,274,925.66	130,974,507.32
Value Portfolio	142,368,561.43	99,749.98	73,999.21

Proposal	For	Against	Abstain
To approve a change to the fundamental investment policy relating to concentration
Aggressive Equity Portfolio	342,496,462.59	4,151,882.22	2,202,853.67
Balanced Portfolio	348,309,678.43	2,804,070.59	3,274,739.34
Core Bond Portfolio	2,043,004,552.13	4,285,785.83	91,555,394.64
Equity Growth Portfolio	2,191,771,543.98	6,144,289.20	82,163,480.85
Growth & Income Portfolio	964,360,908.79	5,702,560.09	4,153,341.49
High Quality Bond Portfolio	837,529,634.30	2,030,930.59	4,764,168.10
High Yield Bond Portfolio	532,758,873.39	4,890,469.88	2,990,626.23
Inflation-Protected Securities Portfolio	131,434,115.84	2,871,237.62	401,638.15
International Equity Portfolio	2,073,031,109.40	14,328,163.96	60,384,738.37
Mid-Cap Growth Portfolio	290,118,503.96	9,544.47	60,845.97
Mid-Cap Value Portfolio	987,788,704.48	3,987,736.04	16,275,815.96
Money Market Portfolio	967,128,807.37	6,488,699.34	30,671,379.33
Small-Cap Growth Portfolio	162,065,103.69	3,437.09	4,910.13

DIVERSIFIED INVESTORS PORTFOLIOS
INVESTOR MEETING RESULTS (Continued)
(Unaudited)

Proposal	For	Against	Abstain
Small-Cap Value Portfolio	196,997,852.37	155,551.56	5,555.41
Special Equity Portfolio	1,013,297,157.50	5,863,526.37	23,444,013.96
Total Return Bond Portfolio	314,551,619.96	1,320,603.25	14,037,600.00
Value & Income Portfolio	3,172,812,440.13	23,395,017.00	130,974,452.54
Value Portfolio	142,383,517.79	94,031.35	64,761.48

Proposal	For	Against	Abstain
To approve a change to the fundamental investment policy relating to commodities
Aggressive Equity Portfolio	345,311,609.69	1,591,979.66	1,947,609.13
Balanced Portfolio	348,351,696.75	2,622,521.49	3,414,270.11
Core Bond Portfolio	2,042,738,895.82	5,609,300.55	90,497,536.23
Equity Growth Portfolio	2,192,290,498.04	6,396,870.94	81,398,611.30
Growth & Income Portfolio	963,870,192.75	5,455,030.94	4,891,586.68
High Quality Bond Portfolio	837,616,146.16	2,033,814.32	4,187,284.44
High Yield Bond Portfolio	535,650,109.33	2,224,312.37	2,765,547.80
Inflation-Protected Securities Portfolio	131,720,925.44	2,571,270.54	414,345.62
International Equity Portfolio	2,082,150,461.87	6,773,103.37	58,820,244.68
Mid-Cap Growth Portfolio	290,154,295.71	0.00	33,405.63
Mid-Cap Value Portfolio	990,292,082.55	3,060,434.55	14,699,739.37
Money Market Portfolio	970,550,575.05	3,048,492.68	30,690,237.96
Small-Cap Growth Portfolio	162,064,612.67	3,928.10	4,910.13
Small-Cap Value Portfolio	197,092,294.38	61,109.54	5,555.41
Special Equity Portfolio	1,011,976,295.43	4,041,946.13	23,246,767.21
Total Return Bond Portfolio	315,648,901.48	194,585.85	14,066,335.88
Value & Income Portfolio	3,178,434,069.56	20,053,973.98	129,800,847.26
Value Portfolio	142,389,951.25	87,597.89	64,761.48

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TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY, INC.
4 Manhattanville Road, Purchase, New York 10577
(914)697-8000
2873 (2/08)